UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-08648
WT Mutual Fund
(Exact name of registrant as specified in charter)
1100 N. Market Street
Wilmington, DE 19890
(Address of principal executive offices) (Zip code)
John J. Kelley
1100 N. Market Street
Wilmington, DE 19890
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-254-3948
Date of fiscal year end: June 30
Date of reporting period: December 31, 2011
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The Report to Shareholders is attached herewith.
STRATEGY FUNDS AND
MULTI-MANAGER FUNDS
SEMI-ANNUAL REPORT | December 31, 2011

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Description of Indices
It is not possible to invest directly in an index. All indices represented are unmanaged.
All indices assume the reinvestment of dividends and interest income unless otherwise noted.
Barclays Capital U.S. Aggregate Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS, ABS and CMBS sectors.
Barclays Capital U.S. Intermediate Corporate Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.
Barclays Capital U.S. Intermediate Government/Credit Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.
Barclays Capital U.S. Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.
Barclays Capital World Government Inflation-Linked Bond Index measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA-otherwise.
Barclays Capital Emerging Market Government Inflation-Linked Bond Index measures the total return performance of inflation-linked bonds from the major emerging market countries. The index includes government debt, i.e. direct obligations of the state issuer. Quasi-government and corporate debt is not included in the index.
Deutsche Bank Liquid Commodity Index-Optimum YieldTM reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to

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     Description of Indices — continued
reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.
Deutsche Bank Liquid Commodity Index-Optimum Yield-Diversified Excess Return™ reflects the performance of a basket of futures contracts relating to 14 of the most heavily-traded and imported physical commodities. The commodities included in the Index are: WTI crude oil, Brent crude oil, heating oil, RBOB gasoline, natural gas, gold, silver, aluminum, zinc, copper grade A, corn, wheat, soybeans and sugar.
Dow Jones — UBS Commodity Index Total ReturnSM is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.
MSCI All Country World ex-US Index (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. The MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.
MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI EAFE® Growth and Value Indices (Europe, Australasia, Far East) are free float-adjusted market capitalization indices that are designed to measure equity market performance of developed markets, excluding the U.S. & Canada. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI EAFE Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.
MSCI Emerging Markets IndexSM is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
MSCI World ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets excluding the U.S. market. The MSCI World ex-US Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
MSCI World ex-US Growth and Value Indices are free float-adjusted market capitalization weighted indices that are designed to measure the equity market performance of developed markets excluding the U.S. market. MSCI uses a two dimensional framework for style segmentation in which value and growth

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     Description of Indices — continued
securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of the MSCI World ex-US Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.
MSCI World ex-US Small-Cap Index is a free float-adjusted market capitalization weighted index that is designed to measure the smaller capitalized equity market performance of developed markets excluding the U.S. market.
National Association of Home Builders (NAHB) — Wells Fargo Housing Market Index is based on a monthly survey of NAHB members designed to take the pulse of the single-family housing market. The survey asks respondents to rate market conditions for the sale of new homes at the present time and in the next 6 months as well as the traffic of prospective buyers of new homes.
Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Russell 1000® Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000® Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.
Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Russell 2000® Growth Index measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 2000® Value Index measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.
Russell Midcap® Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.
Standard & Poor’s 500 Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
The S&P SmallCap 600® Index is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor’s which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.
S&P Developed Property Index defines and measures the investable universe of publicly traded property companies in developed global markets.
Chicago Board Options Exchange (CBOE) Volatility Index® (VIX® Index) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.

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      Description of Indices — continued
Barclays Capital Intermediate U.S. Corporate Index, Barclays Capital Intermediate U.S. Government/Credit Index, Barclays Capital U.S. Corporate High-Yield Index, Barclays Capital World Government Inflation-Linked Bond Index, Barclays Capital Emerging Market Government Inflation-Linked Bond Index © Barclays Capital.
Deutsche Bank Liquid Commodity Index-Optimum YieldTM and Deutsche Bank Liquid Commodity Index-Optimum Yield-Diversified Excess Return™ are trademarks of Deutsche Bank AG.
The Dow Jones-UBS Commodity IndexSM is a trademark of Dow Jones & Company, Inc.
EAFE and MSCI are trademarks of Morgan Stanley Capital International.
Russell 1000®, Russell 2000®, Russell 3000® and Russell Midcap® are trademarks of the Frank Russell Company.
S&P Indices are a registered trademark of Standard & Poor’s Corporation, Inc., a division of the McGraw-Hill Companies.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     President’s Message
Dear Shareholder:
     Virtually all major equity indices posted negative returns for the Strategy and Multi-Manager Funds’ semi-annual period from July 1, 2011 through December 31, 2011. For the six-month period, the Russell 3000, Russell 1000, and Russell 2000 indices, representing broad market U.S. equities, large-cap U.S. equities, and small-cap U.S. equities, respectively, returned -5.0%, -4.6%, and -9.8%. International equity benchmarks were harder hit, with the MSCI EAFE (Net) Index of developed markets returning -16.3% and the MSCI Emerging Markets (Net) Index returning -19.1% for the six-month period.
     Fixed income markets were the beneficiaries of a flight to safety, particularly in the first half of the semi-annual period, with most aggregate bond indices finishing with gains over that span. The broad taxable fixed income market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 5.0% for the six-month period ending December 31, 2011. The “risk-off” trade was on, and as a result the higher-risk segments of the fixed income market recorded weaker returns. High yield, speculative-grade bonds, as measured by the Barclays Capital U.S. Corporate High-Yield Index, produced flat returns for the semi-annual period.
     The deleterious effects of the European debt crisis continued to plague global equity markets in the second half of calendar year 2011, particularly in the third quarter. During the third quarter, the CBOE Volatility Index, or VIX, regularly traded above 40, while the euro plunged. Markets improved during the fourth quarter, driven more by incrementally positive news on the domestic economy than by any hope of a resolution in Europe. Improvement in sentiment in the domestic housing market was notable in the fourth quarter, with the National Association of Home Builders-Wells Fargo Housing Market Index rising from 14 to 21 during the period.
     The domestic economy has proven resilient entering the election year of 2012. Global growth has slowed, and many central banks, including those of emerging market countries, are in easing mode. The seemingly unyielding impediment of the European debt crisis remains, however, and the volatility it creates serves as sand in the gears of global markets waiting to recover.

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      President’s Message — continued
Management’s Discussion of Fund Performance
Wilmington Large-Cap Strategy Fund
     The Institutional Shares of the Wilmington Large-Cap Strategy Fund (the “Fund”) slightly trailed the Russell 1000 Index by -0.20% for the six-month period ended December 30, 2011, returning -4.78% as compared with a return of -4.58% for the index over the same period.1 The Russell 1000 Value Index returned -5.22% and the Russell 1000 Growth Index returned -3.92% for the same six-month period.
     The Fund follows the tactical asset allocation advice of the Wilmington Trust Investment Strategy Team (“IST”). Their advice is constructed from a combination of momentum models, relative valuation models and IST member insights. The momentum models attempt to determine market sentiment by evaluating recent market movements. Relative valuation models aim to identify which market segments may be ‘cheap’ or ‘rich’ compared to the overall market. These models together provide signals which the team members then determine, based on their investment experience, whether or not to implement. When the IST tactical allocation process recommends a change, the IST typically suggests five to ten percent moves.
     The Fund began the third quarter of 2011 with a 50% value / 50% growth target. The IST recommended keeping the style-tilt neutral to the Russell 1000 benchmark throughout the quarter. Therefore, the Fund’s performance was not impacted by tactical asset allocation calls during the third quarter. The Fund was rebalanced at the beginning of the fourth quarter of 2011 in accordance with the IST recommendation to favor growth companies (40% value / 60% growth). The IST recommended keeping the value/growth allocation the same throughout the fourth quarter. During the fourth quarter, the Russell 1000 Value Index outperformed the Russell 1000 Growth Index. For the combined semi-annual period, tactical allocation advice had a -0.20% impact on relative return. Income from securities lending contributed less than 0.1% to excess return for the period.
     The Fund continues to be positioned to overweight growth companies in the Russell 1000 Index. The IST and Investment Research Team are evaluating additional tactics which can be used to help improve the risk-adjusted return of the Fund.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

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      President’s Message — continued
     The following table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended December 31, 2011.
Wilmington Large-Cap Strategy Fund (Unaudited)

		Average Annual Total Returns
		For the Periods Ended December 31, 2011
	Six			Since	Since
	Months	1 Year	5 Years	Inception[1]	Inception[2]
Large-Cap Fund
— Institutional Shares	-4.78%	1.10%	-1.36%	3.54%	NA
— A Shares (with sales charge)[3]	-8.23%	-2.78%	-2.38%	NA	-0.11%
— A Shares at NAV	-4.90%	0.76%	1.68%	NA	0.48%
Russell 1000 Index	-4.58%	1.50%	-0.02%	5.52%	2.27%
S&P 500 Index	-3.69%	2.11%	-0.25%	5.14%	2.11%

Fund Expense Ratios[4]: Institutional Shares — 0.69% (gross) & 0.25% (net), A Shares — 0.94% (gross) & 0.50% (net)
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

[1]	The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through December 31, 2011.

[2]	The Since Inception returns shown for the A Shares and the indices are for the period December 20, 2005, commencement of operations for the A Shares, through December 31, 2011.

[3]	Performance reflects the deduction of the 3.50% maximum front-end sales charge.

[4]	The expense ratios shown are from the most recent prospectus dated November 1, 2011. Net expenses are reduced by a contractual fee waiver agreement and gross expenses do not reflect the fee waiver. This contractual fee waiver agreement will remain in place through October 31, 2012, unless the Board of Trustees approves its earlier termination.

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      President’s Message — continued
Wilmington Small-Cap Strategy Fund
     The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the “Fund”) returned -9.76% for the six-month period ended December 31, 2011, which practically matched the return of -9.77% for the Fund’s benchmark, the Russell 2000 Index.1 The Fund attempts to exceed the performance of the Russell 2000 Index through tactical investment tilts while maintaining an expense ratio comparable to purely passive strategies.
     The Fund began the third quarter with a 50% value / 50% growth target. The Wilmington Trust Investment Strategy Team (“IST”) recommended keeping the style-tilt neutral to the Russell 2000 benchmark throughout the third quarter of 2011. Therefore the Fund’s third quarter performance was not impacted by tactical asset allocation calls. The Fund was rebalanced at the beginning of the fourth quarter of 2011 in accordance with the IST recommendation to favor growth companies (40% value / 60% growth). The IST recommended keeping the value/growth allocation the same throughout the fourth quarter. The Russell 2000 Value Index outperformed the Russell 2000 Growth Index return during the fourth quarter.
     The Russell 2000 Value Index returned -8.94% and the Russell 2000 Growth Index returned -10.59% during the last half of 2011. For the period July 1, 2011 through December 31, 2011, tactical allocation advice to overweight growth had a -0.1% impact on excess returns. Income from securities lending contributed less than 0.1% to excess return for the period.
     The Fund continues to be positioned to overweight growth companies in the Russell 2000 Index. The IST and Investment Research Team are evaluating additional tactics which can be used to help improve the risk-adjusted return of the Fund.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fee (12b-1).

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      President’s Message — continued
     The following table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index for the periods ended December 31, 2011.
Wilmington Small-Cap Strategy Fund

		Average Annual Total Returns
	For the Periods Ended December 31, 2011
	Six			Since
	Months	1 Year	5 Years	Inception[1]
Small-Cap Fund — Institutional Shares	-9.76%	-4.26%	-0.90%	5.67%
Russell 2000 Index	-9.77%	-4.18%	0.15%	7.46%
S&P SmallCap 600 Index	-6.06%	1.02%	1.94%	8.86%

Fund Expense Ratios[2]: Institutional Shares — 0.96% (gross) & 0.25% (net)
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.
Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

[1]	The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through December 31, 2011.

[2]	The expense ratios shown are from the most recent prospectus dated November 1, 2011. Net expenses are reduced by contractual fee waiver agreement and gross expenses do not reflect the fee waivers. This contractual fee waiver agreement will remain in place through October 31, 2012, unless the Board of Trustees approves its earlier termination.

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      President’s Message — continued
Wilmington Multi-Manager International Fund
     The Institutional Shares of the Wilmington Multi-Manager International Fund (the “Fund”) returned -19.28% for the six-month period ended December 31, 2011, underperforming its benchmark index.1 The Fund’s benchmark index, the MSCI All Country World ex-US Net Index (“MSCI ACWI ex-US”) returned -16.87% over the same time period. The MSCI ACWI ex-US is a free float-adjusted market capitalization index that is designed to measure developed and emerging market equity performance, excluding the U.S. market.
     For global equity markets, the second half of 2011 will be remembered for the European financial crisis which brought about projected lower economic growth and even projections of recession within Europe itself. Market sentiment turned negative, especially during the months of August and September. Though there was a brief market recovery in October, the last two months of 2011 saw non-U.S. equity markets post moderate negative returns.
     The prospects of possible lower global economic growth hit exporting countries within the emerging market region especially hard as the MSCI Emerging Markets Net Index returned -19.13% during the six-month period ended December 31, 2011 and was heavily influenced by the results from Brazil (-20.5% for the same period) and Russia (-26.7%). Even China, with its relatively strong GDP growth numbers, could not escape the prospects of possible lower European consumption as its markets returned -19.2%. India lost -31.4% during this time frame as it had to deal with rising inflation numbers and a weakening rupee. The Fund maintained a constant 27% tactical allocation to emerging markets and the slight overweight to emerging markets versus the Fund’s benchmark (the MSCI ACWI ex-US Index had an average 23% to emerging markets during the period) had a modest negative effect on the Fund’s relative performance.
     Within developed markets, the Pacific region performed noticeably better than the European region (-12.0% vs. -18.4%) as the results from Germany (-28.3%) and France (-28.1%) weighed heavily on the region’s performance. Meanwhile, Japan was able to post relatively better numbers (-10.1%) as the government continued to spend money to stimulate the economy after the natural disaster that occurred earlier in 2011. The U.S. dollar rallied sharply versus most of the world’s currencies which had a negative effect on dollar-denominated returns as the MSCI ACWI ex-US Index returned -11.8% in local currency terms and -16.9% in dollar terms. A notable exception to this trend was the yen continuing to appreciate versus the dollar which marginally helped U.S. investors who owned stocks in Japan.
     The Fund started the period with a tactical allocation of 13% to developed market small-cap stocks. At the end of November, the Wilmington Trust Investment Strategy Team (“IST”) approved a change to sell all developed market small-cap equities and to invest the proceeds in developed market large-cap stocks in light of the continuing risks faced by the European financial system, while also moving equity exposure away from riskier parts of the equity market. As a result of this tactical change, the Fund sold its shares in two active developed country small-cap mutual funds, MFS International New Discovery Fund and Vanguard International Explorer Fund. The MSCI World (ex-US) Small Cap Net Index, a proxy for developed market small-cap stocks, returned -16.7% for the months of July through November and trailed the Fund’s benchmark by 0.8%. The Fund’s overweight to developed market small-cap stocks and corresponding underweight to developed market large-cap stocks (the Fund’s benchmark does not include any small-cap stocks) had a modest negative effect on the Fund’s relative performance.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fee (12b-1).

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      President’s Message — continued
     The Fund maintained a constant tactical allocation within developed large-cap equity of 58% growth and 42% value. This tactical allocation had no material effect on the Fund’s relative performance as the MSCI World (ex-US) Growth Net Index returned -15.9% and the MSCI World (ex-US) Value Net Index returned -16.4%.
     The Fund currently allocates its assets among four investment managers: Dimensional Fund Advisors (“DFA”), Goldman Sachs Asset Management (“GSAM”), Artio Global Investment Management (“Artio”), and Parametric Portfolio Associates (“Parametric”). Manager selection, overall, had a negative effect on the Fund’s performance.
     The emerging markets portfolio managed by Parametric returned -18.0% and beat its MSCI Emerging Markets Net Index benchmark by 1.1%. A structural underweight to India and overweight to Thailand (-4.6% during the period) had the most meaningful positive impact to relative performance while overweight to Hungary (-45.7%) and Poland (-37.1%) were two factors that detracted from the portfolio’s relative returns.
     The developed market large-cap growth portfolio managed by GSAM returned -16.9% and trailed its MSCI World (ex-US) Growth Net Index benchmark by 1.0%. Returns to GSAM’s investment themes were mixed for the period. Valuation detracted while momentum and management both made positive contributions. From a country perspective, holdings in the UK and the Netherlands lagged the most on a relative basis. Among sectors, stock selection was weakest in industrials and materials. On an individual stock level, underweight positions in British American Tobacco and Diageo, as well as an overweight position in Finmeccanica detracted the most from relative performance. Meanwhile, overweight positions in Imperial Tobacco, Royal Dutch Shell, and Nippon Telegraph & Telephone were among the biggest positive contributors to excess returns.
     The developed market large-cap value portfolio managed by DFA returned -19.5% and lagged its MSCI World (ex-US) Value Net Index benchmark by 3.1%. DFA’s process to overweight high book/market value stocks relative to the benchmark was the primary driver of underperformance. The most notable results of this effect were seen in Continental Europe where growth stocks in the health care sector (a large underweight in the portfolio) were the best performers and deep value stocks in financials and materials (overweight allocation) had some of their biggest declines since 2008.
     The portfolio managed by Artio returned -20.4% and trailed its MSCI World (ex-US) Net Index benchmark by 4.2%. Most of the underperformance occurred in the third quarter as weak stock selection within China, India, and Russia all were major detractors, as Artio’s emphasis on the future consumption growth story within these three emerging market countries was not rewarded. In addition, the portfolio holds several luxury goods companies that also lagged on a relative basis amid global economic growth concerns. Finally, the portfolio’s longstanding underweight allocation to Japan detracted from the portfolio’s performance during the quarter.
     The following performance table compares the performance of the Fund with that of the MSCI All Country World ex-US Index (“MSCI ACWI ex-US) for the periods ended December 31, 2011.

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     President’s Message — continued
Wilmington Multi-Manager International Fund

		Average Annual Total Returns
		For the Periods Ended December 31, 2011
	Six				Since
	Months	1 Year	5 Years	10 Years	Inception[1]
International Fund
— Institutional Shares	-19.28%	-17.49%	-4.41%	4.56%	NA
— A Shares (with sales charge)[2]	-22.39%	-20.68%	-5.33%	NA	-0.40%
— A Shares at NAV	-19.54%	-17.84%	-4.66%	NA	0.19%
MSCI ACWI ex-US	-16.87%	-13.71%	-2.92%	6.31%	1.55%

Fund Expense Ratios[3]: Institutional Shares — 1.52% (gross & net), A Shares — 1.77% (gross & net)

Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970. The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.

The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

Investing in foreign securities may involve certain additional risk, including, but not limited to, exchange rate fluctuations, less liquidity, greater volatility, less regulation and more political and economic instability.

[1] The Since Inception return is not provided for share classes that are more than ten years old. The Since Inception returns shown for A Shares and the index are for the period December 20, 2005, commencement of operations for the A Shares, through December 31, 2011.

[2] Performance reflects the deduction of the 3.50% maximum front-end sales charge.

[3] The expense ratios shown are from the most recent prospectus dated November 1, 2011.

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      President’s Message — continued
Wilmington Multi-Manager Real Asset Fund
     For the six-month period ended December 31, 2011, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the “Fund”) returned -3.90% compared to a return of -2.19% for the blended benchmark.1 The blended benchmark is currently a blend of 50% Barclays Capital World Government Inflation Linked Bond (“ILB”) Index (hedged, USD), 35% S&P Developed Property Index, and 15% Dow Jones-UBS Commodity Index (“DJUBSCI”). During the 12-month period, the Fund’s managers/ investments added value, while fees and the asset allocation shifts made during the second half of the period offset the value added. During the six-month period, the Fund’s managers/investments added value, while asset allocation shifts during the first four months of the period and fees offset the value added.
     The Fund maintained a 10% tactical underweight to global ILBs and a 10% overweight to commodity-related securities from July to November 2011, at which point the tactical shifts were removed and the Fund’s allocation was moved to a neutral stance. In aggregate, the tactical tilts detracted from the Fund’s performance during the six-month period.
     Over the six-month period, real yields fell across most major developed ILB markets due to slower-than-expected economic growth. Despite inflation expectations (as measured by breakeven inflation) generally decreasing during this time, global ILBs, as measured by the Barclays Capital World Government ILB Index (hedged, USD), gained 6.4%. The portfolio of global developed- and emerging-market ILBs managed by Pacific Investment Management Company (“PIMCO”) outperformed its blended benchmark during this time (6.3% vs. 6.1%). PIMCO’s blended benchmark consists of 85% Barclays Capital World Government ILB Index and 15% Barclays Capital Emerging Market Government ILB Index. PIMCO’s portfolio benefited from a variety of positions including overweight allocations to Australian, Brazilian, and Mexican ILBs, an underweight to Argentine ILBs, and tactical exposure to German nominal bonds. The portfolio of global, developed-market ILBs managed by HSBC Global Asset Management (“HSBC”) underperformed its benchmark during the period (up 5.8% v. 6.4%). HSBC’s portfolio trailed the Barclays Capital World Government ILB Index primarily due to losses from an overweight to Eurozone ILBs as real rates increased in Europe until the beginning of November. The portfolio’s underweight to duration also had a negative impact on performance as real rates rallied during this period.
     During this time, global real estate securities struggled as the S&P Developed Property Index was down -10.9%. Underperformance of the European and Asian regions (down -25.9% and -16.5%, respectively, as measured by the UBS Europe Real Estate Investors Index and the UBS Asia ex-Australia Real Estate Investors Index) pulled the index down further into negative territory as property companies in North America were down -1.9% (as measured by the UBS U.S. & Canada Real Estate Investors Index). The portfolio of global real estate securities managed by EII Realty Securities (“EII”) trailed the benchmark (-12.0% vs. -10.9%) primarily due to their investments in Hong Kong property markets that lagged the country index as well their overweight to the underperforming region. The portfolio of global real estate securities managed by CBRE Clarion Securities (“CBRE”) returned -10.1% during the six-month period. Relative to the S&P Developed Property Index’s -10.9% return, CBRE’s relative performance was helped by asset allocation decisions across the three major regions (an underweight to the underperforming European region and Hong Kong property markets and overweights to the outperforming Canadian and U.S. property markets).

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum frontend sales charge of 3.50% and additional expenses such as 0.25% distribution fees (12b-1).

Wilmington Funds — Strategy Funds and Multi-Manager Funds
      President’s Message — continued
     Finally, commodities, as measured by the DJUBSCI, were down -11.0% over the six-month period. During this time, commodity returns were mixed, with gold faring the best (up 4.0%), while natural gas fared the worst (down -42.6%). The PIMCO Commodity Real Return Fund (the “PIMCO Fund”) outpaced the DJUBSCI, returning -9.2%. The PIMCO Fund invests in derivative securities linked to commodity indices, while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund’s excess return, therefore, is primarily attributable to the collateral portfolio beating the return on T-Bills, which is the implied collateral return for the DJUBSCI. The Credit Suisse Commodity Return Strategy Fund has a similar structure as the PIMCO Fund, but instead of investing the collateral primarily in domestic ILBs, it invests primarily in enhanced cash securities. During the six-month period, the Credit Suisse Fund performed roughly in line with the DJUBSCI (-11.1% vs. -11.0%). The Fund had exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield Diversified (“DBLCIOY Diversified”) via exposure to the PowerShares DB Commodity Index Tracking Fund. During the period, the DBLCIOY Diversified outperformed the DJUBSCI by 350 basis points (-7.5% vs. -11.0%), helped primarily by its strategic underweight to natural gas and overweights to crude oil (up 1% during the period), unleaded gas (down -1%), and heating oil (down nearly -3%).
     The following table compares the performance of the Fund with that of the Barclays Capital World Government Inflation-Linked Bond Index (“Barclays GILB Index”), S&P Developed Property Index and the Fund’s blended benchmarks for the periods ended December 31, 2011.
Wilmington Multi-Manager Real Asset Fund

			Average Annual Total Returns
		For the Periods Ended December 31, 2011
	Six			Since	Since
	Months	1 Year	5 Years	Inception[1]	Inception[2]
Real Asset Fund
— Institutional Shares	-3.90%	0.69%	2.30%	9.27%	NA
— A Shares (with sales charge)[3]	-7.47%	-3.15%	1.31%	NA	3.57%
— A Shares at NAV	-4.10%	0.37%	2.04%	NA	4.19%
Blended Index: GILB/S&P Dev Pr/DJ-UBS[4]	-2.19%	1.69%	3.35%	7.32%	4.52%
Old Blended Index: GILB/S&P Dev Pr/DJ-UBS[4]	-3.92%	-1.20%	2.76%	6.96%	4.02%
Barclays GILB Index	6.37%	11.08%	6.68%	5.85%	5.87%
S&P Developed Property Index	-10.93%	-5.55%	-5.15%	9.25%	1.43%

Fund Expense Ratios[5]: Institutional Shares — 1.11% (gross & net), A Shares — 1.36% (gross & net)
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
      President’s Message — continued
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of the principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.
[1]	The Since Inception returns shown for the Institutional Shares and the indices are for the period July 1, 2003, commencement of operations for the Institutional Shares, through December 31, 2011.

[2]	The Since Inception returns shown for the A Shares are for the period December 20, 2005, commencement of operations for the A Shares, through December 31, 2011. The Since Inception returns for the indices are for the period December 31, 2005 through December 31, 2011.

[3]	Performance reflects the deduction of the 3.50% maximum front-end sales charge.

[4]	The Blended Index is currently comprised of a 50% weighting of the Barclays GILB Index, 35% weighting of the S&P Global Developed Property Index, and a 15% weighting of the Dow Jones-UBS Commodity Index Total Return. For the period January 1, 2009 through December 31, 2010, the blended index was comprised of a 40% weighting of the Barclays GILB Index, 30% weighting of the S&P Global Developed Property Index, and a 30% weighting of the Dow Jones-UBS Commodity Index Total Return. Prior to January 1, 2009, the blended index was comprised of a 50% weighting of the Barclays US TIPS Index, a 30% weighting of the FTSE NAREIT Equity Index and a 20% weighting of the Dow Jones-AIG Commodity Index Total Return.

[5]	The expense ratios shown are from the most recent prospectus dated November 1, 2011.
     We invite your comments and questions and thank you for your investment in the Wilmington Strategy and Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

Sincerely,

John J. Kelley President

January 31, 2012
You should consider the investment objectives, risks, charges and expenses of the Wilmington Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds’web site at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.
Mr. Kelley’s comments reflect the investment adviser’s views generally regarding the market and the economy and are compiled from the investment adviser’s research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time.
Distributed by Professional Funds Distributor, LLC.
See financial highlights.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
      Expense Disclosure
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, redemption fees, if any, and exchange fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2011 to December 31, 2011.)
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.
The Expense Tables illustrate your Fund’s costs in two ways.
•	Actual expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•	Hypothetical example for comparison purposes. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
For the Period July 1, 2011 to December 31, 2011
Expense Tables

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/01/11	12/31/11	Ratio	Period*
Large-Cap Strategy Fund — Institutional Shares
Actual Fund Return	$1,000.00	$952.20	0.25%	$1.23
Hypothetical 5% Return Before Expenses	1,000.00	1,023.87	0.25	1.27

Large-Cap Strategy Fund — A Shares
Actual Fund Return	$1,000.00	$951.00	0.50%	$2.45
Hypothetical 5% Return Before Expenses	1,000.00	1,022.59	0.50	2.55

Small-Cap Strategy Fund — Institutional Shares
Actual Fund Return	$1,000.00	$902.40	0.25%	$1.20
Hypothetical 5% Return Before Expenses	1,000.00	1,023.87	0.25	1.27

Wilmington Funds — Strategy Funds and Multi-Manager Funds
      Expense Disclosure — continued

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/01/11	12/31/11	Ratio	Period*
Multi-Manager International Fund — Institutional Shares
Actual Fund Return	$1,000.00	$807.20	1.43%	$6.50
Hypothetical 5% Return Before Expenses	1,000.00	1,017.86	1.43	7.28

Multi-Manager International Fund — A Shares
Actual Fund Return	$1,000.00	$804.60	1.66%	$7.53
Hypothetical 5% Return Before Expenses	1,000.00	1,016.69	1.66	8.45

Multi-Manager Real Asset Fund — Institutional Shares
Actual Fund Return	$1,000.00	$961.00	1.08%	$5.32
Hypothetical 5% Return Before Expenses	1,000.00	1,019.64	1.08	5.50

Multi-Manager Real Asset Fund — A Shares
Actual Fund Return	$1,000.00	$959.00	1.33%	$6.55
Hypothetical 5% Return Before Expenses	1,000.00	1,018.37	1.33	6.77

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 366.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Disclosure of Portfolio Holdings (Unaudited)
PORTFOLIO HOLDINGS
December 31, 2011
The following tables present a summary of the portfolio holdings of each of the Wilmington Strategy Funds and the Wilmington Multi-Manager Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

Large-Cap Strategy Fund
Common Stocks
Information Technology	20.3%
Financials	12.2%
Consumer Discretionary	12.1%
Health Care	11.5%
Energy	11.4%
Industrials	11.4%
Consumer Staples	10.8%
Materials	4.2%
Utilities	3.4%
Telecommunication Services	2.7%
Exchange-Traded Funds	0.0%
Preferred Stock	0.0%
Rights	0.0%

100.0%

Small-Cap Strategy Fund
Common Stocks
Financials	19.5%
Information Technology	18.5%
Industrials	16.0%
Health Care	13.7%
Consumer Discretionary	13.3%
Energy	7.1%
Materials	4.4%
Consumer Staples	3.8%
Utilities	2.9%
Telecommunication Services	0.8%
Call Warrants	0.0%
Rights	0.0%

100.0%

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Disclosure of Portfolio Holdings (Unaudited) — continued

Multi-Manager International Fund
Common Stocks
Financials	17.4%
Materials	13.4%
Industrials	12.4%
Consumer Staples	11.3%
Energy	10.3%
Consumer Discretionary	9.8%
Telecommunication Services	6.2%
Health Care	5.4%
Information Technology	5.2%
Utilities	3.1%
Preferred Stock	1.7%
Call Warrants	1.5%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.7%
Certificates	0.2%
Rights	0.0%
Real Estate Investment Trusts	0.0%

100.0%

Country Allocation
Japan	13.5%
United Kingdom	13.5%
Canada	7.4%
Switzerland	5.8%
Germany	5.5%
France	5.5%
Australia	4.4%
Netherlands	3.4%
Hong Kong	2.9%
Sweden	2.1%
South Korea	1.7%
Taiwan	1.7%
China	1.6%
Mexico	1.6%
Brazil	1.6%
South Africa	1.6%
Russia	1.4%
Luxembourg	1.2%
Spain	1.1%
Denmark	1.1%
All other countries less than 1%	19.3%
Exchange-Traded Funds	1.4%
Short-Term Investments	0.7%

100.0%

Multi-Manager Real Asset Fund
Inflation-Linked and Fixed Income Securities
Foreign Government Inflation-Linked Securities	31.7%
U.S. Government Inflation-Linked Securities	14.7%
Corporate Bonds	3.6%
Variable Rate Demand Notes	2.1%
Mortgage-Backed Securities	0.4%
Asset-Backed Securities	0.2%
Exchange-Traded Funds	1.1%
Real Estate Related Securities REITs
Retail	6.9%
Diversified	3.2%
Office	2.9%
Specialized	3.4%
Residential	8.6%
Industrial	1.2%
Common Stock	11.0%
Commodity Related Securities Structured Note	2.2%
Investment Companies	5.3%
Exchange-Traded Funds	1.5%
Short-Term Investments	5.0%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC’s website at http://www.sec.gov, or it may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
      Investments / December 31, 2011 (Unaudited)
      (Showing Percentage of Net Assets)

		Value
	Shares	(Note 2)
COMMON STOCK — 99.8%
Consumer Discretionary — 12.1%
Auto Components — 0.4%
Autoliv, Inc.(1)	2,450	$131,050
BorgWarner, Inc.*(1)	4,840	308,502
Federal-Mogul Corp.*	5,500	81,125
Gentex Corp.	2,190	64,802
Johnson Controls, Inc.	18,230	569,870
Lear Corp.	2,400	95,520
The Goodyear Tire & Rubber Co.*	11,860	168,056
TRW Automotive Holdings Corp.*	3,510	114,426
Visteon Corp.*	1,500	74,910

		1,608,261

Automobiles — 0.5%
Ford Motor Co.*	119,620	1,287,111
General Motors Co.*	16,900	342,563
Harley-Davidson, Inc.	7,950	309,017
Tesla Motors, Inc.*(1)	4,800	137,088
Thor Industries, Inc.	280	7,680

		2,083,459

Distributors — 0.1%
Genuine Parts Co.	4,960	303,552
LKQ Corp.*	6,240	187,699

		491,251

Diversified Consumer Services — 0.2%
Apollo Group, Inc. — Class A*	2,487	133,975
Career Education Corp.*	845	6,735
DeVry, Inc.	2,020	77,689
Education Management Corp.*(1)	3,800	106,362
H&R Block, Inc.	7,760	126,721
ITT Educational Services, Inc.*(1)	1,400	79,646
Service Corp. International	10,870	115,765
Weight Watchers International, Inc.	1,560	85,816

		732,709

Hotels, Restaurants & Leisure — 2.5%
Bally Technologies, Inc.*	700	27,692

Brinker International, Inc.	4,020	107,575
Carnival Corp.	9,820	320,525
Chipotle Mexican Grill, Inc. — Class A*	1,050	354,627
Choice Hotels International, Inc.	60	2,283
Darden Restaurants, Inc.	4,640	211,491
Dunkin’ Brands Group, Inc.*	900	22,482
International Game Technology	8,300	142,760
Las Vegas Sands Corp.*	16,220	693,081
Marriot Vacations Worldwide Corp.*	1,187	20,369
Marriott International, Inc. — Class A(1)	7,072	206,290
McDonald’s Corp.	38,599	3,872,638
MGM Resorts International*	9,410	98,146
Panera Bread Co. — Class A*	1,445	204,395
Penn National Gaming, Inc.*	2,480	94,414
Royal Caribbean Cruises, Ltd.*	4,080	101,062
Starbucks Corp.	29,260	1,346,253
Starwood Hotels & Resorts Worldwide, Inc.	8,330	399,590
The Wendy’s Co.	1,200	6,432
WMS Industries, Inc.*	3,720	76,334
Wyndham Worldwide Corp.	5,260	198,986
Wynn Resorts, Ltd.	3,320	366,827
Yum! Brands, Inc.	18,250	1,076,932

		9,951,184

Household Durables — 0.3%
D.R. Horton, Inc.	7,070	89,153
Garmin, Ltd.*	1,290	51,355
Harman International Industries, Inc.	1,180	44,887
Jarden Corp.	1,560	46,613
Leggett & Platt, Inc.	3,670	84,557
Lennar Corp. — Class A(1)	4,910	96,482
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Household Durables — (Continued)
Mohawk Industries, Inc.*	1,650	$98,752
Newell Rubbermaid, Inc.	8,520	137,598
NVR, Inc.*(1)	130	89,180
Pulte Homes, Inc.*	8,840	55,780
Tempur-Pedic International, Inc.*	2,900	152,337
Toll Brothers, Inc.*	4,050	82,701
Tupperware Brands Corp.	2,700	151,119
Whirlpool Corp.	2,550	120,997

		1,301,511

Internet & Catalog Retail — 0.9%
Amazon.com, Inc.*	13,430	2,324,733
Expedia, Inc.	3,120	90,543
Liberty Media Corp. — Interactive — Class A*	18,350	297,545
Netflix, Inc.*	1,380	95,620
Priceline.com, Inc.*	1,730	809,138
TripAdvisor, Inc.*	3,120	78,655

		3,696,234

Leisure Equipment & Products — 0.2%
Hasbro, Inc.	6,190	197,399
Mattel, Inc.	10,650	295,644
Polaris Industries, Inc.	2,000	111,960

		605,003

Media — 3.2%
AMC Networks, Inc.*	1,685	63,322
Cablevision Systems New York Group — Class A	6,740	95,843
CBS Corp. — Class B	18,200	493,948
Central European Media Enterprises, Ltd. — Class A*(1)	160	1,043
Charter Communications, Inc. — Class A*	1,900	108,186
Clear Channel Outdoor Holdings, Inc. — Class A*	500	6,275
Comcast Corp. — Class A	79,480	1,884,471
DIRECTV — Class A*	24,490	1,047,192
Discovery Communications, Inc. — Class A*	9,400	385,118
DISH Network Corp.	8,180	232,966
DreamWorks Animation SKG, Inc. — Class A*(1)	2,290	38,003
Gannett Co., Inc.	6,290	84,097
John Wiley & Sons, Inc. — Class A	2,100	93,240
Lamar Advertising Co. — Class A*	2,400	66,000
Liberty Global, Inc. — Class A*	11,020	452,151
Liberty Media Corp. — Capital Class A*	3,143	245,311
Madison Square Garden, Inc.*	87	2,492
Morningstar, Inc.	1,100	65,395
News Corp. — Class A(1)	58,630	1,045,959
Omnicom Group, Inc.	10,390	463,186
Regal Entertainment Group — Class A(1)	770	9,194
Scripps Networks Interactive, Inc. — Class A	2,280	96,718
Sirius XM Radio, Inc.*	168,900	307,398
The Interpublic Group of Cos., Inc.	15,320	149,064
The McGraw-Hill Cos., Inc.	11,340	509,960
The Walt Disney Co.	46,646	1,749,225
The Washington Post Co. — Class B(1)	140	52,753
Thomson Reuters Corp.(1)	12,100	322,707
Time Warner Cable, Inc.	11,024	700,796
Time Warner, Inc.	27,196	982,863
Viacom, Inc. — Class B	22,620	1,027,174
Virgin Media, Inc.	10,170	217,435

		12,999,485

Multiline Retail — 0.8%
Big Lots, Inc.*	1,324	49,994
Dillard’s, Inc. — Class A (1)	1,400	62,832
Dollar General Corp.*	4,000	164,560
Dollar Tree, Inc.*	4,381	364,105
Family Dollar Stores, Inc.	4,826	278,267
J.C. Penney Co., Inc.	4,930	173,290
Kohl’s Corp.	7,810	385,423
Macy’s, Inc.	12,180	391,952
Nordstrom, Inc.	5,880	292,295
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Multiline Retail — (Continued)
Sears Holdings Corp.*(1)	1,270	$40,361
Target Corp.	16,260	832,837

		3,035,916

Specialty Retail — 2.2%
Aaron’s, Inc.	4,300	114,724
Abercrombie & Fitch Co. — Class A	2,400	117,216
Advance Auto Parts, Inc.	2,150	149,704
American Eagle Outfitters, Inc.	8,550	130,730
AutoNation, Inc.*(1)	580	21,385
AutoZone, Inc.*	860	279,474
Bed Bath & Beyond, Inc.*	8,390	486,368
Best Buy Co., Inc.	8,980	209,863
Carmax, Inc.*	4,300	131,064
Chico’s FAS, Inc.	8,990	100,149
Dick’s Sporting Goods, Inc.	5,100	188,088
Foot Locker, Inc.	4,930	117,531
GameStop Corp. — Class A*(1)	4,920	118,720
Guess?, Inc.	1,160	34,591
Limited Brands, Inc.	8,250	332,887
Lowe’s Cos., Inc.	33,000	837,540
O’Reilly Automotive, Inc.*	5,800	463,710
Orchard Supply Hardware Stores Corp.*	56	1,878
PetSmart, Inc.	3,860	197,979
RadioShack Corp.	3,660	35,539
Ross Stores, Inc.	7,680	365,030
Sally Beauty Holdings, Inc.*	200	4,226
Signet Jewelers, Ltd.*	1,420	62,423
Staples, Inc.	20,710	287,662
The Gap, Inc.(1)	6,390	118,535
The Home Depot, Inc.	52,640	2,212,986
The TJX Cos., Inc.	14,170	914,673
Tiffany & Co.	4,890	324,011
Tractor Supply Co.	2,800	196,420
Ulta Salon Cosmetics & Fragrance, Inc.*	1,700	110,364
Urban Outfitters, Inc.*	5,660	155,990
Williams-Sonoma, Inc.	3,640	140,140

		8,961,600

Textiles, Apparel & Luxury Goods — 0.8%
Coach, Inc.	11,650	711,116
Deckers Outdoor Corp.*	1,300	98,241
Fossil, Inc.*	2,400	190,464
Hanesbrands, Inc.*	3,860	84,380
Nike, Inc. — Class B	13,660	1,316,414
PVH Corp.	1,580	111,374
Ralph Lauren Corp.	2,600	359,008
Under Armour, Inc. — Class A*(1)	1,500	107,685
V.F. Corp.	2,350	298,427

		3,277,109

Total Consumer Discretionary		48,743,722

Consumer Staples — 10.8%
Beverages — 2.6%
Brown-Forman Corp. — Class B	3,398	273,573
Coca- Cola Enterprises, Inc.	13,240	341,327
Constellation Brands, Inc. — Class A*	4,630	95,702
Dr Pepper Snapple Group, Inc.	6,750	266,490
Fortune Brands, Inc.	4,760	243,855
Hansen Natural Corp.*	2,634	242,697
Molson Coors Brewing Co. — Class B	1,550	67,487
PepsiCo, Inc.	59,399	3,941,123
The Coca-Cola Co.	71,941	5,033,712

		10,505,966

Food & Staples Retailing — 2.3%
Costco Wholesale Corp.	14,160	1,179,811
CVS Caremark Corp.	35,600	1,451,768
Safeway, Inc.	6,550	137,812
SUPERVALU, Inc.	3,900	31,668
SYSCO Corp.	21,390	627,369
The Kroger Co.	21,036	509,492
Wal-Mart Stores, Inc.	61,033	3,647,332
Walgreen Co.	33,720	1,114,783
Whole Foods Market, Inc.	5,570	387,561

		9,087,596

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
          Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Food Products — 1.8%
Archer-Daniels- Midland Co.	15,240	$435,864
Bunge, Ltd.*	4,570	261,404
Campbell Soup Co.(1)	1,056	35,101
ConAgra Foods, Inc.	9,330	246,312
Corn Products International, Inc.	3,970	208,782
Dean Foods Co.*	6,660	74,592
Flowers Foods, Inc.	6,225	118,151
General Mills, Inc.	20,684	835,840
Green Mountain Coffee Roasters, Inc.*(1)	3,940	176,709
H.J. Heinz Co.	9,180	496,087
Hormel Foods Corp.	3,460	101,343
Kellogg Co.	7,140	361,070
Kraft Foods, Inc. — Class A	45,587	1,703,130
McCormick & Co., Inc.(1)	5,030	253,613
Mead Johnson Nutrition Co. — Class A	6,750	463,928
Ralcorp Holdings, Inc.*	1,250	106,875
Sara Lee Corp.	18,000	340,560
Smithfield Foods, Inc.*	4,810	116,787
The Hershey Co.	4,640	286,659
The J.M. Smucker Co.	3,899	304,785
Tyson Foods, Inc. — Class A	6,100	125,904

		7,053,496

Household Products — 1.9%
Church & Dwight Co., Inc.	5,692	260,466
Colgate-Palmolive Co.	16,888	1,560,282
Energizer Holdings, Inc.*	2,290	177,429
Kimberly-Clark Corp.	13,040	959,223
The Clorox Co.	1,968	130,990
The Procter & Gamble Co.	71,306	4,756,823

		7,845,213

Personal Products — 0.2%
Avon Products, Inc.	18,170	317,430
Estee Lauder Cos., Inc. — Class A	3,790	425,693
Herbalife, Ltd.*	3,960	204,613

		947,736

Tobacco — 2.0%
Altria Group, Inc.	66,150	1,961,347
Lorillard, Inc.	3,740	426,360
Philip Morris International, Inc.	65,960	5,176,541
Reynolds American, Inc.	12,340	511,123

		8,075,71

Total Consumer Staples		43,515,378

Energy — 11.4%
Energy Equipment & Services — 2.2%
Atwood Oceanics, Inc.*	2,650	105,444
Baker Hughes, Inc.	13,400	651,776
Cameron International Corp.*	9,680	476,159
CARBO Ceramics, Inc.	700	86,331
Core Laboratories N.V.*	2,300	262,085
Diamond Offshore Drilling, Inc.(1)	1,440	79,574
Dresser-Rand Group, Inc.*	2,070	103,314
FMC Technologies, Inc.*	7,760	405,305
Halliburton Co.	32,430	1,119,159
Helmerich & Payne, Inc.	3,080	179,749
McDermott International, Inc.*	5,080	58,471
Nabors Industries, Ltd.*	7,430	128,836
National Oilwell Varco, Inc.	10,555	717,635
Oceaneering International, Inc.	5,080	234,340
Oil States International, Inc.*	2,660	203,144
Patterson-UTI Energy, Inc.	4,330	86,513
Rowan Cos., Inc.*	3,240	98,269
RPC, Inc.(1)	5,300	96,725
Schlumberger, Ltd.	50,784	3,469,055
SEACOR Holdings, Inc.*	660	58,714
Superior Energy Services, Inc.*(1)	2,740	77,926
Tidewater, Inc.	1,660	81,838
Unit Corp.*	220	10,208

		8,790,570

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note2)
Oil, Gas & Consumable Fuels — 9.2%
Alpha Natural
Resources, Inc.*	7,134	$145,748
Anadarko Petroleum Corp.	13,050	996,106
Apache Corp.	10,773	975,818
Arch Coal, Inc.	5,590	81,111
Cabot Oil & Gas Corp.	3,120	236,808
Chesapeake Energy Corp.	16,500	367,785
Chevron Corp.	51,500	5,479,600
Cimarex Energy Co.	2,850	176,415
Cobalt International Energy, Inc.*	800	12,416
Concho Resources, Inc.*	3,280	307,500
ConocoPhillips	35,160	2,562,109
Consol Energy, Inc.	6,850	251,395
Continental Resources, Inc.*(1)	2,560	170,778
Denbury Resources, Inc.*	12,915	195,016
Devon Energy Corp.	10,200	632,400
El Paso Corp.	25,540	678,598
Energen Corp.	2,730	136,500
EOG Resources, Inc.	9,000	886,590
EQT Corp.	3,450	189,025
EXCO Resources, Inc.(1)	2,470	25,812
Exxon Mobil Corp.	166,483	14,111,099
Forest Oil Corp.*	3,600	48,780
Hess Corp.	7,190	408,392
HollyFrontier Corp.	5,240	122,616
Kinder Morgan, Inc.(1)	4,200	135,114
Lone Pine Resources, Inc.*	2,204	15,450
Marathon Oil Corp.	17,330	507,249
Marathon Petroleum Corp.	7,765	258,497
Murphy Oil Corp.	5,450	303,783
Newfield Exploration Co.*	4,260	160,730
Noble Energy, Inc.	5,360	505,930
Occidental Petroleum Corp.	22,800	2,136,360
Peabody Energy Corp.	9,070	300,308
Pioneer Natural Resources Co	3,720	332,866
Plains Exploration & Production Co.*	5,291	194,286
QEP Resources, Inc.	5,000	146,500
Quicksilver Resources, Inc.*(1)	5,790	38,851
Range Resources Corp.	5,550	343,767
SandRidge Energy, Inc.*	15,730	128,357
SM Energy Co.	1,570	114,767
Southern Union Co.	2,010	84,641
Southwestern Energy Co.*	11,828	377,786
Spectra Energy Corp.	20,200	621,150
Sunoco, Inc.	3,700	151,774
Teekay Corp.*	520	13,900
Tesoro Corp.*	2,340	54,662
The Williams Cos., Inc.	15,350	506,857
Ultra Petroleum Corp.*	5,500	162,965
Valero Energy Corp.	11,570	243,548
Whiting Petroleum Corp.*	3,700	172,753
		37,211,268
Total Energy		46,001,838
Financials — 12.2%
Capital Markets — 1.8%
Affiliated Managers Group, Inc.*	1,470	141,046
American Capital Ltd.*	11,200	75,376
Ameriprise Financial, Inc.	7,040	349,466
Ares Capital Corp.	7,500	115,875
BlackRock, Inc.	2,660	474,118
E*Trade Financial Corp.*	4,900	39,004
Eaton Vance Corp.(1)	5,970	141,131
Federated Investors, Inc.	3,970	60,146
Franklin Resources, Inc.	5,980	574,439
Greenhill & Co., Inc. [1]	960	34,915
Invesco, Ltd.*	13,070	262,576
Janus Capital Group, Inc.	6,350	40,069
Jefferies Group, Inc.	3,260	44,825
Lazard, Ltd. — Class A*	3,950	103,134
Legg Mason, Inc.	3,910	94,035
LPL Investment Holdings, Inc.*	3,700	112,998
Morgan Stanley	40,096	606,652
Northern Trust Corp.	4,880	193,541
Raymond James Financial, Inc.	2,010	62,230
SEI Investments Co.	6,540	113,469
State Street Corp.	12,520	504,681
T.Rowe Price Group, Inc.	10,380	591,141
TD Ameritrade Holding Corp.	5,650	88,423
The Bank of New York Mellon Corp.	31,570	628,559
The Charles Schwab Corp.	41,470	466,952
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note2)
Capital Markets — (Continued)
The Goldman Sachs
Group, Inc.	13,490	$1,219,901
Waddell & Reed Financial,
Inc. – Class A	2,740	67,870

		7,206,572

Commercial Banks — 2.0%
Associated Banc-Corp.	5,285	59,034
Bank of Hawaii Corp.	770	34,257
BB&T Corp.	17,290	435,189
BOK Financial Corp.	320	17,578
CapitalSource, Inc.	4,820	32,294
CIT Group, Inc.*	6,300	219,681
City National Corp.	940	41,529
Comerica, Inc.	330	8,514
Commerce Bancshares, Inc.	3,964	151,108
Cullen/Frost Bankers, Inc.	1,440	76,191
East West Bancorp, Inc.	6,500	128,375
Fifth Third Bancorp.	19,900	253,128
First Citizens BancShares, Inc. – Class A	50	8,750
First Horizon
National Corp.	6,384	51,072
First Republic Bank*	3,000	91,830
Fulton Financial Corp.	7,410	72,692
Hancock Holding Co.	188	6,010
Huntington Bancshares, Inc.	21,541	118,260
KeyCorp.	14,670	112,812
M&T Bank Corp.	1,010	77,104
PNC Financial Services Group, Inc.	13,060	753,170
Popular, Inc.*	42,000	58,380
Regions Financial Corp.	26,656	114,621
SunTrust Banks, Inc.	5,580	98,766
Synovus Financial Corp.	15,640	22,052
TCF Financial Corp.	4,310	44,479
U.S. Bancorp.	49,020	1,325,991
Valley National Bancorp.(1)	5,355	66,241
Wells Fargo & Co.	126,505	3,486,478
Zions Bancorp.	5,090	82,865

		8,048,451

Consumer Finance — 0.7%
American Express Co.	32,860	$1,550,006
Capital One Financial Corp.	11,700	494,793
Discover Financial Services	16,080	385,920
Green Dot Corp.*	2,000	62,440
SLM Corp.	18,260	244,684

		2,737,843

Diversified Financial Services — 2.0%
Bank of America Corp.	259,890	1,444,988
CBOE Holdings, Inc.	500	12,930
Chinos Holdings, Inc.*	3,800	—
Citigroup, Inc.	74,702	1,965,410
CME Group, Inc.	1,560	380,125
IntercontinentalExchange, Inc.*	2,100	253,155
JPMorgan Chase & Co.	100,820	3,352,265
Leucadia National Corp.	5,070	115,292
Moody’s Corp. (1)	7,840	264,051
MSCI, Inc.*	5,620	185,067
NYSE Euronext, Inc.	7,120	185,832
The NASDAQ OMX Group, Inc.*	3,830	93,873

		8,252,988

Insurance — 3.1%
ACE, Ltd.*	9,000	631,080
AFLAC, Inc.	12,450	538,587
Alleghany Corp.*	30	8,559
Allied World Assurance Co. Holdings Ltd.*	930	58,525
American Financial Group, Inc.	3,800	140,182
American International Group, Inc.*	11,350	263,320
American International Group, Inc.*	2,055	11,323
American National Insurance Co.	60	4,382
AON Corp.	7,350	343,980
Arch Capital Group, Ltd.*	3,540	131,794
Arthur J. Gallagher & Co.	3,880	129,747
Aspen Insurance Holdings, Ltd.*	3,790	100,435
Assurant, Inc.	2,530	103,882
Assured Guaranty, Ltd.*	6,100	80,154
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Insurance — (Continued)
AXIS Capital Holdings, Ltd.*	3,280	$104,829
Berkshire Hathaway, Inc.*	44,206	3,372,918
Brown & Brown, Inc.	2,170	49,107
Chubb Corp.	8,450	584,909
Cincinnati Financial Corp.(1)	4,606	140,299
CNA Financial Corp.	1,050	28,087
Endurance Specialty Holdings, Ltd.*	200	7,650
Erie Indemnity Co. - Class A	270	21,103
Everest Re Group, Ltd.*	1,770	148,839
Fidelity National Financial, Inc. – Class A	6,220	99,085
Genworth Financial, Inc. — Class A*	8,760	57,378
Hartford Financial Services Group, Inc.(1)	12,090	196,462
HCC Insurance Holdings, Inc.	870	23,925
Kemper Corp.	370	10,808
Lincoln National Corp.	10,070	195,559
Loews Corp.	5,290	199,168
Markel Corp.*	180	74,641
Marsh & McLennan Cos., Inc.	17,140	541,967
MBIA, Inc.*(1)	8,950	103,730
Mercury General Corp.	370	16,879
MetLife, Inc.	20,801	648,575
Old Republic International Corp.	6,600	61,182
OneBeacon Insurance Group, Ltd. — Class A*	100	1,539
PartnerRe, Ltd.*	2,170	139,336
Protective Life Corp.	1,130	25,493
Prudential Financial, Inc.	12,330	617,980
Reinsurance Group of America, Inc.	1,690	88,302
RenaissanceRe Holdings, Ltd.*	2,920	217,160
StanCorp Financial Group, Inc.	2,140	78,645
The Allstate Corp.	10,580	289,998
The Hanover Insurance Group, Inc.	2,800	97,860
The Principal Financial Group, Inc.	10,390	255,594
The Progressive Corp.	10,280	200,563
The Travelers Cos., Inc.	9,380	555,015
Torchmark Corp.	2,730	118,455
TransAtlantic Holdings, Inc.	1,420	77,717
Unum Group	2,110	44,458
Validus Holdings, Ltd.*	3,370	106,155
W.R. Berkley Corp.(1)	3,580	123,116
White Mountains Insurance Group, Ltd.*	360	163,246
XL Group PLC*	6,420	126,923

		12,560,605

Real Estate Investment Trusts — 2.4%
Alexandria Real Estate Equities, Inc.	1,840	126,905
American Capital Agency Corp.	2,700	75,816
Annaly Mortgage Management, Inc.	18,050	288,078
Apartment Investment & Management Co. — Class A	3,970	90,953
AvalonBay Communities, Inc.	2,622	342,433
Boston Properties, Inc.	5,650	562,740
Brandywine Realty Trust	1,130	10,735
BRE Properties, Inc.	1,100	55,528
Camden Property Trust	1,970	122,613
Chimera Investment Corp.	40,700	102,157
CommonWealth REIT	3,742	62,267
Corporate Office Properties Trust(1)	1,820	38,693
DDR Corp.	2,800	34,076
Digital Realty Trust, Inc.(1)	4,660	310,682
Douglas Emmett, Inc.	4,410	80,438
Duke Realty Corp.	6,310	76,035
Equity Residential	7,350	419,170
Essex Property Trust, Inc.(1)	1,050	147,535
Federal Realty Investment Trust	2,570	233,227
General Growth Properties, Inc.	16,243	243,970
Health Care Property Investors, Inc.	11,070	458,630
Health Care REIT, Inc.	4,220	230,117
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Real Estate Investment Trusts — (Continued)
Hospitality Properties Trust	4,650	$106,857
Host Hotels & Resorts, Inc.	18,240	269,405
Kimco Realty Corp.	6,880	111,731
Liberty Property Trust	1,340	41,379
Mack-Cali Realty Corp.	2,630	70,195
Piedmont Office Realty Trust, Inc. Class A .	3,300	56,232
Plum Creek Timber Co., Inc.	6,010	219,726
ProLogis, Inc.	9,810	280,468
Public Storage	5,560	747,598
Rayonier, Inc.	3,915	174,726
Realty Income Corp.	3,910	136,694
Regency Centers Corp.	2,060	77,497
Senior Housing Properties Trust	3,140	70,462
Simon Property Group, Inc.	10,933	1,409,701
SL Green Realty Corp.	1,990	132,614
Taubman Centers, Inc.	1,850	114,885
The Macerich Co.	2,510	127,006
UDR, Inc.	3,980	99,898
Ventas, Inc.	6,866	378,522
Vornado Realty Trust	5,573	428,341
Weingarten Realty, Inc.	3,560	77,679
Weyerhaeuser Co.	14,010	261,567

		9,505,981

Real Estate Management & Development — 0.1%
CBRE GROUP INC*	8,910	135,610
Forest City Enterprises, Inc. — Class A*	3,200	37,824
Jones Lang LaSalle, Inc.	1,770	108,430
The Howard Hughes Corp.*	658	29,064
The St. Joe Co.* (1)	2,820	41,341
		352,269
Thrifts & Mortgage Finance —0.1%
First Niagara Financial Group, Inc.	10,430	90,011
Hudson City Bancorp, Inc.	2,732	17,075
New York Community Bancorp, Inc.	9,640	119,247
TFS Financial Corp.*	250	2,240
Washington Federal, Inc.	4,670	65,333
		293,906

Total Financials		48,958,615

Health Care — 11.5%
Biotechnology — 1.6%
Alexion Pharmaceuticals, Inc.*	6,740	481,910
Amgen, Inc.	20,884	1,340,962
Amylin Pharmaceuticals, Inc.*	4,380	49,844
Biogen Idec, Inc.*	9,400	1,034,470
BioMarin Pharmaceutical, Inc.*	4,500	154,710
Celgene Corp.*	17,583	1,188,611
Dendreon Corp.*	1,960	14,896
Gilead Sciences, Inc.*	26,027	1,065,285
Human Genome Sciences, Inc.*	5,500	40,645
Myriad Genetics, Inc.*	2,310	48,371
Pharmasset, Inc.*	2,500	320,500
Regeneron Pharmaceuticals, Inc.*	1,400	77,602
United Therapeutics Corp.*	3,240	153,090
Vertex Pharmaceuticals, Inc.*	6,583	218,622

		6,189,518

Health Care Equipment & Supplies — 2.0%
Alere, Inc.*	2,650	61,189
Baxter International, Inc.	20,450	1,011,866
Becton, Dickinson & Co.	7,860	587,299
Boston Scientific Corp.*	42,200	225,348
C.R. Bard, Inc.	3,380	288,990
CareFusion Corp.*	4,900	124,509
Covidien PLC*	17,400	783,174
DENTSPLY International, Inc.	3,670	128,413
Edwards Lifesciences Corp.*	3,286	232,320
Gen-Probe, Inc.*	1,610	95,183
Hill-Rom Holdings, Inc.	2,260	76,139
Hologic, Inc.*	8,040	140,781
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Health Care Equipment & Supplies — (Continued)
IDEXX Laboratories, Inc.*	1,790	$137,759
Intuitive Surgical, Inc.*	1,500	694,515
Medtronic, Inc.	38,560	1,474,920
ResMed, Inc.*(1)	4,620	117,348
Sirona Dental Systems, Inc.*	1,900	83,676
St. Jude Medical, Inc.	12,570	431,151
Stryker Corp.	11,900	591,549
Teleflex, Inc.	1,160	71,096
The Cooper Cos., Inc.	2,050	144,566
Thoratec Corp.*	2,100	70,476
Varian Medical Systems, Inc.*(1)	4,050	271,877
Zimmer Holdings, Inc.*	4,610	246,266

		8,090,410
Health Care Providers & Services — 2.2%
Aetna, Inc.	9,220	388,992
AMERIGROUP Corp.* (1)	1,700	100,436
AmerisourceBergen Corp.	10,570	393,098
Brookdale Senior Living, Inc.*	470	8,173
Cardinal Health, Inc.	12,730	516,965
CIGNA Corp.	7,890	331,380
Community Health Systems, Inc.*	4,390	76,606
Coventry Health Care, Inc.*	3,890	118,139
DaVita, Inc.*	3,294	249,718
Express Scripts, Inc.*	18,900	844,641
HCA Holdings, Inc.*	5,500	121,165
Health Management Associates, Inc. — Class A*	3,700	27,269
Health Net, Inc.*	3,720	113,162
Henry Schein, Inc.*	3,760	242,257
Humana, Inc.	4,970	435,422
Laboratory Corp. of America Holdings*	3,110	267,367
LifePoint Hospitals, Inc.*	2,330	86,559
Lincare Holdings, Inc.	3,870	99,498
McKesson Corp.	9,470	737,808
Medco Health Solutions, Inc.*	14,640	818,376
MEDNAX, Inc.*	1,370	98,654
Omnicare, Inc.	1,959	67,488
Patterson Cos., Inc.	4,270	126,050
Quest Diagnostics, Inc.	4,650	269,979
Tenet Healthcare Corp.*	9,700	49,761
UnitedHealth Group, Inc.	26,870	1,361,772
Universal Health Services, Inc. — Class B	3,380	131,347
VCA Antech, Inc.*	4,970	98,157
WellPoint, Inc.	10,110	669,787

		8,850,026

Health Care Technology — 0.1%
Allscripts Healthcare Solutions, Inc.*	4,700	89,018
Cerner Corp.*	4,820	295,225
SXC Health Solutions Corp.*	1,000	56,480

		440,723

Life Sciences Tools & Services — 0.5%
Agilent Technologies, Inc.*	14,490	506,136
Bio-Rad Laboratories, Inc. — Class A*	890	85,476
Charles River Laboratories International, Inc.*	1,920	52,474
Covance, Inc.*	2,740	125,273
Illumina, Inc.*	4,400	134,112
Life Technologies Corp.*	5,031	195,756
Mettler-Toledo International, Inc.*	920	135,893
PerkinElmer, Inc.	3,470	69,400
QIAGEN N.V.*	5,600	77,336
Techne Corp.	1,731	118,158
Thermo Fisher Scientific, Inc.*	10,220	459,593
Waters Corp.*	2,810	208,080

		2,167,687

Pharmaceuticals — 5.1%
Abbott Laboratories	57,909	3,256,223
Allergan, Inc.	10,340	907,232
Bristol-Myers Squibb Co.	46,100	1,624,564
Catalyst Health Solutions, Inc.*	1,800	93,600
Eli Lilly & Co.	29,190	1,213,136
Endo Pharmaceuticals Holdings, Inc.*	3,410	117,747
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Pharmaceuticals — (Continued)
Forest Laboratories, Inc.*	8,330	$252,066
Hospira, Inc.*	7,670	232,938
Johnson & Johnson	72,720	4,768,978
Merck & Co., Inc.	76,946	2,900,864
Mylan Laboratories, Inc.*	18,230	391,216
Perrigo Co. (1)	2,060	200,438
Pfizer, Inc.	197,207	4,267,559
Sanofi*	8,520	10,224
Valeant Pharmaceuticals International, Inc.*	2	93
Warner Chilcott PLC - Class A*	7,500	113,475
Watson Pharmaceuticals, Inc.*	3,920	236,533

		20,586,886

Total Health Care		46,325,250

Industrials — 11.4%
Aerospace & Defense — 2.6%
Alliant Techsystems, Inc.	1,020	58,303
BE Aerospace, Inc.*	2,900	112,259
EXELIS INC	5,070	45,884
General Dynamics Corp.	8,710	578,431
Goodrich Corp.	3,530	436,661
Honeywell International, Inc.	30,670	1,666,915
Huntington Ingalls Industries, Inc.*	1,645	51,456
L-3 Communications Holdings, Inc.	3,110	207,375
Lockheed Martin Corp.	8,850	715,965
Northrop Grumman Corp.	7,270	425,150
Precision Castparts Corp.	4,990	822,302
Raytheon Co.	7,620	368,656
Rockwell Collins, Inc.	6,570	363,781
Spirit Aerosystems Holdings, Inc. — Class A*	1,940	40,313
Textron, Inc.	6,370	117,781
The Boeing Co.	25,990	1,906,366
TransDigm Group, Inc.*	1,290	123,427
United Technologies Corp.	33,160	2,423,664

		10,464,689

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	6,684	$466,409
Expeditors International Washington, Inc.	7,780	318,669
FedEx Corp.	8,160	681,442
United Parcel Service, Inc. — Class B	26,950	1,972,470
UTI Worldwide, Inc.*	400	5,316

		3,444,306

Airlines — 0.2%
Copa Holdings SA*	720	42,242
Delta Airlines Co.*	28,820	233,154
Southwest Airlines Co.	20,930	179,161
United Continental Holdings, Inc.* (1)	9,933	187,436

		641,993

Building Products — 0.1%
Armstrong World Industries, Inc.*	40	1,755
Fortune Brands Home & Security, Inc.*	4,760	81,063
Lennox International, Inc.	1,490	50,287
Masco Corp.	9,130	95,682
Owens Corning, Inc.*	3,190	91,617

		320,404

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	2,710	77,723
Cintas Corp.	6,220	216,518
Copart, Inc.*	4,740	226,999
Corrections Corp. of America*	3,600	73,332
Covanta Holding Corp.	6,310	86,384
Iron Mountain, Inc.	4,280	131,824
KAR Auction
Services, Inc.*	6,800	91,800
Pitney Bowes, Inc.(1)	2,430	45,052
R.R. Donnelley & Sons Co.(1)	6,570	94,805
Republic Services, Inc.	6,840	188,442
Stericycle, Inc.*	2,852	222,228
Waste Connections, Inc.	5,175	171,500
Waste Management, Inc.	12,940	423,267

		2,049,874

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Construction & Engineering — 0.3%
Aecom Technology Corp.*	1,800	$37,026
Chicago Bridge & Iron Co. NV NY Registered Shares	1,600	60,480
Fluor Corp.	7,570	380,393
Jacobs Engineering Group, Inc.*	3,550	144,059
KBR, Inc.	5,170	144,088
Quanta Services, Inc.*	5,010	107,915
The Shaw Group, Inc.*	2,340	62,946
URS Corp.*	3,020	106,062

		1,042,969

Electrical Equipment — 0.7%
AMETEK, Inc.	4,520	190,292
Babcock & Wilcox Co.*	2,940	70,972
Cooper Industries PLC*	5,200	281,580
Emerson Electric Co.	28,990	1,350,644
General Cable Corp.*(1) .	960	24,010
GrafTech International, Ltd.*	5,400	73,710
Hubbell, Inc. – Class B	1,590	106,307
Polypore International, Inc.*(1)	1,700	74,783
Regal-Beloit Corp.	600	30,582
Rockwell Automation, Inc.	5,120	375,654
Roper Industries, Inc.	3,210	278,853
Thomas & Betts Corp.*	730	39,858

		2,897,245

Industrial Conglomerates — 2.1%
3M Co.	25,210	2,060,414
Carlisle Cos., Inc.	1,890	83,727
Danaher Corp.	21,480	1,010,419
General Electric Co.	268,220	4,803,820
Tyco International, Ltd.*	14,200	663,282

		8,621,662

Machinery — 2.6%
AGCO Corp.*	2,760	118,597
Caterpillar, Inc.	25,200	2,283,120
CNH Global NV*	2,000	71,980
Crane Co.	2,450	114,440
Cummins, Inc.	8,020	705,920
Deere & Co.	15,750	1,218,262
Donaldson Co., Inc.	2,430	165,434
Dover Corp.	7,760	450,468
Eaton Corp.	11,100	$483,183
Flowserve Corp.	2,040	202,613
Gardner Denver, Inc.	3,030	233,492
Graco, Inc.	2,140	87,505
Harsco Corp.	1,810	37,250
IDEX Corp.	2,120	78,673
Illinois Tool Works, Inc.	14,900	695,979
Ingersoll-Rand PLC*	11,700	356,499
ITT CORP.	2,535	49,002
Joy Global, Inc.	3,280	245,902
Kennametal, Inc.	2,650	96,778
Lincoln Electric Holdings, Inc.	2,600	101,712
Navistar International Corp.*	1,680	63,638
Nordson Corp.	2,100	86,478
Oshkosh Corp.*	2,890	61,788
PACCAR, Inc.(1)	14,190	531,699
Pall Corp.	3,170	181,166
Parker Hannifin Corp.	4,500	343,125
Pentair, Inc.	2,320	77,233
Snap-On, Inc.	1,780	90,104
SPX Corp.	1,230	74,132
Stanley Black & Decker, Inc.	4,520	305,552
Terex Corp.*	2,030	27,425
The Manitowoc Co., Inc.	3,910	35,933
The Toro Co.	1,570	95,236
Timken Co.	2,400	92,904
Trinity Industries, Inc.	1,080	32,465
Valmont Industries, Inc.	1,060	96,237
WABCO Holdings, Inc.*	3,650	158,410
Wabtec Corp.	910	63,655
Xylem, Inc./NY	5,070	130,248

		10,344,237

Marine — 0.0%
Alexander & Baldwin, Inc.	260	10,613
Kirby Corp.*	1,500	98,760

		109,373

Professional Services — 0.2%
Equifax, Inc.	4,060	157,284
IHS, Inc. — Class A*	2,140	184,382
Manpower, Inc.	1,860	66,495
Nielsen Holdings NV*	5,700	169,233
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Professional Services — (Continued)
Robert Half International, Inc.	4,810	$136,893
The Dun & Bradstreet Corp.	1,830	136,939
Towers Watson & Co. — Class A	800	47,944
Verisk Analytics, Inc.*	1,200	48,156

		947,326

Road & Rail — 1.0%
Con-way, Inc.	1,840	53,654
CSX Corp.	42,700	899,262
Hertz Global Holdings, Inc.*	8,050	94,346
JB Hunt Transport Services, Inc.	4,580	206,421
Kansas City Southern Industries, Inc.*	2,800	190,428
Landstar System, Inc.	1,590	76,193
Norfolk Southern Corp.	9,860	718,399
Ryder System, Inc.	1,640	87,150
Union Pacific Corp.	14,460	1,531,892

		3,857,745

Trading Companies & Distributors — 0.2%
Fastenal Co. (1)	11,860	517,215
GATX Corp.	290	12,661
MSC Industrial Direct Co., Inc. — Class A	1,390	99,454
W.W. Grainger, Inc.	2,010	376,252
wesco International, Inc.*	380	20,144

		1,025,726

Total Industrials		45,767,549

Information Technology — 20.3%
Communications Equipment —2.0%
Acme Packet, Inc.*	1,600	49,456
Brocade Communications Systems, Inc.*	8,790	45,620
Ciena Corp.* (1)	4,740	57,354
Cisco Systems, Inc.	142,620	2,578,569
EchoStar Corp. — Class A*	270	5,654
F5 Networks, Inc.*	3,710	393,705
Harris Corp. (1)	5,040	181,642
JDS Uniphase Corp.*	5,850	61,074
Juniper Networks, Inc.*	20,440	417,180
Motorola Mobility Holdings, inc.*	6,542	$253,830
Motorola Solutions, Inc.	7,790	360,599
Polycom, Inc.*	8,400	136,920
QUALCOMM, Inc.	64,500	3,528,150
Riverbed Technology, Inc.*	4,200	98,700
Tellabs, Inc.	1,800	7,272

		8,175,725

Computers & Peripherals — 4.8%
Apple, Inc.*	34,740	14,069,700
Dell, Inc.*	53,250	779,047
Diebold, Inc.	3,073	92,405
EMC Corp.*	74,970	1,614,854
Hewlett-Packard Co.	48,090	1,238,798
Lexmark International, Inc. — Class A	2,230	73,746
NCR Corp.*	5,320	87,567
NetApp, Inc.*	11,943	433,173
QLogic Corp.*	4,890	73,350
SanDisk Corp.*	8,450	415,825
Western Digital Corp.*	7,280	225,316
		19,103,781

Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. — Class A	7,450	338,156
Arrow Electronics, Inc.*	3,540	132,431
Avnet, Inc.*	4,960	154,206
AVX Corp.	200	2,552
Corning, Inc.	40,840	530,103
Dolby Laboratories, Inc.*	1,350	41,189
FLIR Systems, Inc.	3,390	84,987
Ingram Micro, Inc. - Class A*	4,200	76,398
IPG Photonics Corp.*	100	3,387
Itron, Inc.*	2,270	81,198
Jabil Circuit, Inc.	9,340	183,625
Molex, Inc.	3,650	87,089
National Instruments Corp.	2,880	74,736
Tech Data Corp.*	1,700	83,997
Trimble Navigation, Ltd.*	3,850	167,090
Vishay Intertechnology, Inc.*	2,370	21,306

		2,062,450

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Internet Software & Services — 2.2%
Akamai Technologies, Inc.*	7,750	$250,170
AOL, Inc.*	3,431	51,808
eBay, Inc.*	35,420	1,074,289
Equinix, Inc.*	1,990	201,786
Google, Inc. — Class A*	9,585	6,190,951
IAC/InterActiveCorp.	3,530	150,378
Monster Worldwide, Inc.*	6,120	48,532
Rackspace Hosting, Inc.*	2,800	120,428
VeriSign, Inc.	3,950	141,094
VistaPrint NV*(1)	600	18,360
WebMD Health Corp.*	2,353	88,355
Yahoo!, Inc.*	33,370	538,258

		8,874,409

IT Services — 4.2%
Accenture PLC — Class A*	23,000	1,224,290
Alliance Data Systems Corp.*	2,090	217,026
Amdocs, Ltd.*	2,720	77,602
Automatic Data Processing, Inc.	19,430	1,049,414
Broadridge Financial Solutions, Inc.	3,630	81,857
Cognizant Technology Solutions Corp. — Class A*	12,070	776,222
CoreLogic, Inc.*	5,980	77,321
DST Systems, Inc.	170	7,738
Fidelity National Information Services, Inc.	7,643	203,227
Fiserv, Inc.*	5,430	318,958
FleetCor Technologies, Inc.*	600	17,922
Gartner, Inc.*	1,700	59,109
Genpact, Ltd.*	400	5,980
Global Payments, Inc.	3,250	153,985
International Business Machines Corp.	44,380	8,160,594
Lender Processing Services, Inc.	4,070	61,335
Mastercard, Inc. — Class A	3,980	1,483,824
NeuStar, Inc. — Class A*	3,350	114,469
Paychex, Inc.	9,570	288,153
SAIC, Inc.*	12,600	154,854
Teradata Corp.*	5,770	279,903
The Western Union Co.	25,190	459,969
Total System Services, Inc.	4,520	88,411
VeriFone Holdings, Inc.*	2,600	92,352
Visa, Inc. — Class A	16,030	1,627,526

		17,082,041

Office Electronics — 0.1%
Xerox Corp.	29,060	231,318
Zebra Technologies Corp. — Class A*	350	12,523

		243,841

Semiconductors & Semiconductor Equipment — 2.4%
Advanced Micro Devices, Inc.*(1)	26,650	143,910
Altera Corp.	13,530	501,963
Analog Devices, Inc.	11,720	419,342
Applied Materials, Inc.	31,580	338,222
Atmel Corp.*	11,220	90,882
Avago Technologies, Ltd.*	4,600	132,756
Broadcom Corp. — Class A*	21,030	617,441
Cree, Inc.*	3,930	86,617
Cypress Semiconductor Corp.*	5,630	95,091
Fairchild Semiconductor International, Inc.*	1,810	21,792
First Solar, Inc.*(1)	1,280	43,213
Intel Corp.	133,570	3,239,072
International Rectifier Corp.*	410	7,962
Intersil Holding Corp. — Class A	900	9,396
KLA-Tencor Corp.	7,050	340,162
Lam Research Corp.*	2,710	100,324
Linear Technology Corp.	7,770	233,333
LSI Logic Corp.*	7,300	43,435
Marvell Technology Group, Ltd.*	11,030	152,765
Maxim Integrated Products, Inc.	11,920	310,397
MEMC Electronic Materials, Inc.*	6,540	25,768
Microchip Technology, Inc.(1)	7,240	265,201
Micron Technology, Inc.*	27,770	174,673
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Semiconductors & Semiconductor
Equipment — (Continued)
Novellus Systems, Inc.*	3,040	$125,522
NVIDIA Corp.*	20,280	281,081
ON Semiconductor Corp.*	10,170	78,512
PMC-Sierra, Inc.*	7,550	41,601
Silicon Laboratories, Inc.*(1)	1,380	59,920
Skyworks Solutions, Inc.*	4,800	77,856
SunPower Corp.*(1)	91	567
Teradyne, Inc.*(1)	3,450	47,024
Texas Instruments, Inc.	41,050	1,194,965
Xilinx, Inc.	12,000	384,720

		9,685,485

Software — 4.1%
Activision Blizzard, Inc.	8,770	108,046
Adobe Systems, Inc.*	17,780	502,641
ANSYS, Inc.*	2,280	130,598
Ariba, Inc.*	3,300	92,664
Autodesk, Inc.*	7,930	240,517
BMC Software, Inc.*	5,650	185,207
CA, Inc.	11,580	234,090
Cadence Design Systems, Inc.*	12,310	128,024
Citrix Systems, Inc.*	7,630	463,294
Compuware Corp.*	1,080	8,986
Electronic Arts, Inc.*	13,460	277,276
FactSet Research Systems, Inc.	1,540	134,411
Fortinet, Inc.*	4,000	87,240
Informatica Corp.*	3,500	129,255
Intuit, Inc.	12,240	643,701
MICROS Systems, Inc.*	3,020	140,672
Microsoft Corp.	272,240	7,067,350
Nuance Communications, Inc.*	7,200	181,152
Oracle Corp.	139,900	3,588,435
Red Hat, Inc.*	6,330	261,366
Rovi Corp.*	5,050	124,129
Salesforce.com, Inc.*(1)	5,320	539,767
Solera Holdings, Inc.	3,000	133,620
Symantec Corp.*	27,320	427,558
Synopsys, Inc.*	5,700	155,040
TIBCO Software, Inc.*	4,300	102,813
VMware, Inc.*	2,310	192,169

		16,280,021

Total Information Technology		81,507,753

Materials — 4.2%
Chemicals — 2.7%
Air Products & Chemicals, Inc.	8,370	$713,040
Airgas, Inc.	3,160	246,733
Albemarle Corp.	3,080	158,651
Ashland, Inc.	2,340	133,754
Cabot Corp.	2,560	82,278
Celanese Corp. — Series A	7,770	343,978
CF Industries Holdings, Inc.	1,623	235,303
Cytec Industries, Inc.	980	43,757
E.I. DuPont de Nemours & Co.	32,630	1,493,802
Eastman Chemical Co.	6,200	242,172
Ecolab, Inc.	11,077	640,361
FMC Corp.	1,830	157,453
Huntsman Corp.	7,270	72,700
International Flavors & Fragrances, Inc.	1,600	83,872
Intrepid Potash, Inc.*	100	2,263
LyondellBasell Industries NV — Class A*	9,200	298,908
Monsanto Co.	20,950	1,467,967
PPG Industries, Inc.	5,620	469,214
Praxair, Inc.	11,950	1,277,455
Rockwood Holdings, Inc.*	2,000	78,740
RPM International, Inc.	3,760	92,308
Sigma-Aldrich Corp.	5,290	330,413
Solutia, Inc.*	4,900	84,672
The Dow Chemical Co.	30,250	869,990
The Mosaic Co.	11,150	562,295
The Scotts Miracle — Gro Co. – Class A(1)	1,470	68,634
The Sherwin-Williams Co.	2,858	255,134
The Valspar Corp.	1,520	59,234
WR Grace & Co.*	2,500	114,800

		10,679,881

Construction Materials — 0.1%
Martin Marietta Materials Corp.(1)	1,390	104,820
Vulcan Materials Co.(1)	3,300	129,855

		234,675

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Containers & Packaging —0.3%
AptarGroup, Inc.	580	$30,259
Ball Corp.	8,000	285,680
Bemis Co., Inc.	2,840	85,427
Crown Holdings, Inc.*	4,340	145,737
Greif, Inc. — Class A	270	12,298
Owens-Illinois, Inc.*	7,280	141,086
Packaging Corp. of America	2,850	71,934
Rock-Tenn Co. — Class A	2,000	115,400
Sealed Air Corp.	3,900	67,119
Silgan Holdings, Inc.	1,900	73,416
Sonoco Products Co.	3,610	118,986
Temple-Inland, Inc.	3,000	95,130

		1,242,472

Metals & Mining — 1.0%
AK Steel Holding Corp.	2,670	22,054
Alcoa, Inc.	22,900	198,085
Allegheny Technologies, Inc.	2,650	126,670
Allied Nevada Gold Corp.*	3,300	99,924
Carpenter Technology Corp.	3,080	158,558
Cliffs Natural Resources, Inc.	6,040	376,594
Commercial Metals Co.	870	12,032
Compass Minerals International, Inc.	900	61,965
Freeport-McMoRan Copper & Gold, Inc.	36,460	1,341,363
Molycorp, Inc.*(1)	1,900	45,562
Newmont Mining Corp.	13,170	790,332
Nucor Corp.	8,950	354,152
Reliance Steel & Aluminum Co.	450	21,911
Royal Gold, Inc.	2,400	161,832
Schnitzer Steel Industries, Inc. — Class A	140	5,919
Southern Copper Corp.	5,810	175,346
Steel Dynamics, Inc.	5,700	74,955
Titanium Metals Corp.	3,351	50,198
United States Steel Corp.(1)	1,720	45,511
Walter Industries, Inc.	1,950	118,092

		4,241,055

Paper & Forest Products — 0.1%
Domtar Corp.	1,800	$143,928
International Paper Co.	10,540	311,984
MeadWestvaco Corp.	4,680	140,166

		596,078

Total Materials		16,994,161

Telecommunication Services — 2.6%
Diversified Telecommunication Services — 2.1%
AT&T, Inc.	142,557	4,310,924
CenturyLink, Inc.	14,819	551,267
Frontier Communications Corp.	30,642	157,806
Level 3 Communications, Inc.*	2,028	34,456
TW Telecom, Inc.*	4,100	79,458
Verizon Communications, Inc.	79,820	3,202,378
Windstream Corp.(1)	16,800	197,232

		8,533,521

Wireless Telecommunication Services — 0.5%
American Tower Corp. — Class A	15,410	924,754
Clearwire Corp. — Class A*(1)	8,700	16,878
Crown Castle International Corp.*	10,040	449,792
MetroPCS Communications, Inc.*	4,930	42,792
NII Holdings, Inc.*	5,590	119,067
SBA Communications Corp. — Class A*	3,210	137,901
Sprint Nextel Corp.*	50,940	119,200
Telephone & Data Systems, Inc.(1)	2,230	57,735
United States Cellular Corp.*	90	3,927

		1,872,046

Total Telecommunication
Services		10,405,567

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Utilities — 3.3%
Electric Utilities — 1.7%
American Electric Power Co., Inc.	13,090	$540,748
Duke Energy Corp.	37,900	833,800
Edison International	11,020	456,228
Entergy Corp.	4,370	319,228
Exelon Corp.	13,370	579,857
FirstEnergy Corp.	13,826	612,492
Great Plains Energy, Inc.(1)	1,020	22,216
Hawaiian Electric Industries, Inc.	2,710	71,761
ITC Holdings Corp.	1,320	100,162
NextEra Energy, Inc.	9,540	580,795
Northeast Utilities	4,310	155,462
NV Energy, Inc.	5,880	96,138
Pepco Holdings, Inc.	12,150	246,645
Pinnacle West Capital Corp.	3,200	154,176
PPL Corp.	15,200	447,184
Progress Energy, Inc.	7,320	410,066
Southern Co.	23,381	1,082,306
Westar Energy, Inc.	2,960	85,189

		6,794,453

Gas Utilities — 0.2%
AGL Resources, Inc.	2,820	119,173
Atmos Energy Corp.	2,610	87,044
National Fuel Gas Co.	2,410	133,948
ONEOK, Inc.	2,580	223,660
Questar Corp.	11,500	228,390
UGI Corp.	1,890	55,566
		847,781

Independent Power Producers &
Energy Traders — 0.1%
Calpine Corp.*	8,350	136,355
Constellation Energy Group, Inc.	2,580	102,349
GenOn Energy, Inc.*	29,757	77,666
NRG Energy, Inc.*	1,900	34,428
Ormat Technologies, Inc.*(1)	100	1,803
The AES Corp.*	9,410	111,414

		464,015

Multi-Utilities — 1.2%
Alliant Energy Corp.	4,200	$185,262
Ameren Corp.	9,350	309,766
CenterPoint Energy, Inc.	10,960	220,186
CMS Energy Corp.	7,770	171,562
Consolidated Edison, Inc.	8,940	554,548
Dominion Resources, Inc.	16,070	852,996
DTE Energy Co.	3,900	212,355
Integrys Energy Group, Inc.	1,760	95,357
MDU Resources Group, Inc.	4,280	91,849
NiSource, Inc.	13,800	328,578
NSTAR	1,070	50,247
OGE Energy Corp.	3,110	176,368
PG&E Corp.	6,220	256,388
Public Service Enterprise Group, Inc.	7,800	257,478
SCANA Corp.	740	33,344
Sempra Energy	5,350	294,250
TECO Energy, Inc.	5,130	98,188
Vectren Corp.	1,680	50,786
Wisconsin Energy Corp.	7,340	256,607
Xcel Energy, Inc.	11,770	325,323

		4,821,438

Water Utilities — 0.1%
American Water Works Co., Inc.	7,090	225,887
Aqua America, Inc.	5,900	130,095

		355,982

Total Utilities		13,283,669

Total Common Stock (Cost $340,056,963)		401,503,502

PREFERRED STOCK — 0.0%
Retail — 0.0%
Orchard Supply Hardware		1,878

Total Preferred Stock (Cost $1,754)		1,878

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
RIGHTS — 0.0% Celgene Corp.*	89	$125
Fresenius Kabi Pharmaceuticals Holding, Inc.*	132	—
Total Rights (Cost $0)		125
EXCHANGE-TRADED FUNDS — 0.0%
iShares Russell 1000 Index Fund (Cost $31,390)	500	34,685

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 2.1%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series(3) (Cost $8,288,246)	8,288,246	$8,288,246

TOTAL INVESTMENTS — 101.9% (Cost $348,378,353)†(2)		409,828,436
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.9)% .		(7,832,009)
NET ASSETS — 100.0%		$401,996,427

*	Non-income producing security.

†	The cost for Federal income tax purposes is $353,733,900. At December 31, 2011, net unrealized appreciation was $56,094,536. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $68,036,097 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $11,941,561.

(1)	Security partially or fully on loan.

(2)	At December 31, 2011, the market value of securities on loan for the Large-Cap Strategy Fund was $8,042,175.

(3)	See Note 6 in the Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Large-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2 -	Level 3 -
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
Common Stock	$401,503,502	$401,503,502	$—	$—
Exchange-Traded Funds	34,685	34,685	—	—
Preferred Stock	1,878	—	1,878	—
Rights	125	125	—	—
Short-Term Investment Held As Collateral For Loaned Securities	8,288,246	8,288,246	—	—

Total	$409,828,436	$409,826,558	$1,878	$—

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

		Value
	Shares	(Note 2)
COMMON STOCK — 100.1%
Consumer Discretionary —13.3%
Auto Components — 0.8%
American Axle & Manufacturing Holdings, Inc.*	2,655	$26,258
Amerigon, Inc.*	1,907	27,194
Cooper Tire & Rubber Co.	3,706	51,921
Dana Holding Corp.*	8,760	106,434
Dorman Products, Inc.*	686	25,334
Drew Industries, Inc.*	1,144	28,062
Exide Technologies*	2,242	5,896
Fuel Systems Solutions, Inc.*	566	9,333
Modine Manufacturing Co.*	2,175	20,575
Spartan Motors, Inc.	469	2,256
Standard Motor Products, Inc.	810	16,241
Stoneridge, Inc.*	1,848	15,579
Superior Industries International, Inc.	866	14,324
Tenneco, Inc.*(1)	3,970	118,227

		467,634

Automobiles — 0.0%
Winnebago Industries, Inc.*(1)	1,485	10,959

Distributors — 0.3%
Core-Mark Holding Co., Inc.	693	27,443
Pool Corp.	3,355	100,985
VOXX International Corp.*	1,628	13,757
Weyco Group, Inc.	131	3,216

		145,401

Diversified Consumer Services — 1.3%
American Public Education, Inc.*(1)	955	41,332
Archipelago Learning, Inc.*	980	9,477
Ascent Media Corp. — Class A*	740	37,533
Bridgepoint Education, Inc.*(1)	900	20,700
Capella Education Co.*	945	34,067
Coinstar, Inc.*(1)	2,148	98,035
Corinthian Colleges, Inc.*	1,381	2,997
Grand Canyon Education, Inc.*	2,094	33,420
Hillenbrand, Inc.	3,280	73,209
K12, Inc.*	1,390	24,937
Lincoln Educational Services Corp.	20	158
Matthews International Corp. — Class A	1,232	38,722
Regis Corp.	2,098	34,722
School Specialty, Inc.*(1)	1,926	4,815
Sotheby’s Holdings, Inc.	4,222	120,454
Steiner Leisure, Ltd.*	815	36,993
Stewart Enterprises, Inc. — Class A(1)	4,359	25,108
Strayer Education, Inc.(1)	770	74,836
Universal Technical Institute, Inc.*	1,761	22,505

		734,020

Hotels, Restaurants & Leisure — 2.9%
AFC Enterprises, Inc.*	2,285	33,589
Ambassadors Group, Inc.	798	3,599
Ameristar Casinos, Inc.	2,265	39,162
Biglari Holdings, Inc.*	40	14,730
BJ’s Restaurants, Inc.*	1,650	74,778
Bob Evans Farms, Inc.	1,616	54,201
Boyd Gaming Corp.*(1)	1,720	12,831
Bravo Brio Restaurant Group, Inc.*	1,210	$20,751
Buffalo Wild Wings, Inc.*	1,232	83,172
Caribou Coffee Co., Inc.*	1,350	18,833
Carrols Restaurant Group, Inc.*	1,060	12,264
CEC Entertainment, Inc.	1,228	42,305
Churchill Downs, Inc.	282	14,701
Cracker Barrel Old Country Store, Inc.	1,502	75,716
Denny’s Corp.*	3,860	14,514
DineEquity, Inc.*	1,122	47,360
Domino’s Pizza, Inc.*	2,754	93,498
Einstein Noah Restaurant Group, Inc.	704	11,137
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Hotels, Restaurants & Leisure — (Continued)
Gaylord Entertainment Co.*	1,514	$36,548
International Speedway Corp. — Class A	640	16,224
Interval Leisure Group, Inc.*	2,930	39,877
Isle of Capri Casinos, Inc.*	321	1,499
Jack in the Box, Inc.*	1,856	38,790
Jamba, Inc.*	2,990	3,917
Krispy Kreme Doughnuts, Inc.*	4,040	26,422
Life Time Fitness, Inc.*	2,567	120,007
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,200	10,488
Monarch Casino & Resort, Inc.*	928	9,456
Morgans Hotel Group Co.*	253	1,493
O’Charley’s, Inc.*(1)	1,730	9,498
Orient-Express Hotels, Ltd. — — Class A*	4,060	30,328
Papa John’s International, Inc.*	1,196	45,065
Peet’s Coffee & Tea, Inc.*	850	53,278
PF Chang’s China Bistro, Inc.(1)	1,201	37,123
Pinnacle Entertainment, Inc.*	2,927	29,738
Red Lion Hotels Corp.*	520	3,604
Red Robin Gourmet Burgers, Inc.*	762	21,107
Ruby Tuesday, Inc.*	2,310	15,939
Ruth’s Hospitality Group, Inc.*	2,410	11,978
Scientific Games Corp. — Class A*	3,340	32,398
Shuffle Master, Inc.*	3,030	35,512
Six Flags Entertainment Corp.	2,580	106,399
Sonic Corp.*	3,735	25,137
Speedway Motorsports, Inc.	421	6,454
Texas Roadhouse, Inc.	3,295	49,095
The Cheesecake Factory, Inc.*	3,756	110,239
The Marcus Corp.	487	6,141
Town Sports International Holdings, Inc.*	980	7,203
Vail Resorts, Inc.	2,140	90,650

		1,698,748

Household Durables — 0.6%
American Greetings Corp. — Class A	1,907	23,857
Beazer Homes USA, Inc.*(1)	2,380	5,902
Blyth, Inc.	370	21,016
Cavco Industries, Inc.*	395	15,824
CSS Industries, Inc.	28	558
Ethan Allen Interiors, Inc.(1)	716	16,976
Helen of Troy, Ltd.*	983	30,178
Hovnanian Enterprises, Inc. — Class A*(1)	5,813	8,429
iRobot Corp.*	1,670	49,849
KB Home(1)	3,250	21,840
La-Z-Boy, Inc.*	956	11,376
Libbey, Inc.*(1)	1,740	22,168
Lifetime Brands, Inc.	120	1,457
M.D.C. Holdings, Inc.	1,670	29,442
M/I Homes, Inc.*	164	1,574
Meritage Homes Corp.*	1,202	27,874
Ryland Group, Inc.(1)	1,981	31,221
Skyline Corp.	539	2,345
Standard Pacific Corp.*	4,740	15,073
Universal Electronics, Inc.*	648	10,932
Zagg, Inc.*(1)	880	6,222

		354,113

Internet & Catalog Retail — 0.4%
1-800-FLOWERS.COM, Inc. — Class A*	3,112	6,846
Blue Nile, Inc.*(1)	872	35,647
Geeknet, Inc.*	300	5,115
HSN, Inc.	2,710	98,265
NutriSystem, Inc.(1)	2,109	27,269
Orbitz Worldwide, Inc.*	89	335
Overstock.com, Inc.*	1,122	8,797
PetMed Express, Inc.	2,107	21,871
Shutterfly, Inc.*	1,872	42,607
U.S. Auto Parts Network, Inc.*	1,920	8,390
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Internet & Catalog Retail — (Continued)
ValueVision Media, Inc. — Class A*	200	$376

		255,518

Leisure Equipment & Products — 0.5%
Arctic Cat, Inc.*	790	17,815
Brunswick Corp.	5,801	104,766
Callaway Golf Co.(1)	2,811	15,545
Eastman Kodak Co.*	10,550	6,852
JAKKS Pacific, Inc.	1,138	16,057
Johnson Outdoors, Inc. — Class A*	120	1,842
Leapfrog Enterprises, Inc.*	2,987	16,697
Marine Products Corp.*	1,100	5,456
Smith & Wesson Holdings Corp.*	5,587	24,359
Steinway Musical Instruments, Inc.*	568	14,223
Sturm, Ruger & Co., Inc.	1,230	41,156

		264,768

Media — 1.2%
A.H. Belo Corp. — Class A	2,760	13,110
Arbitron, Inc.	1,874	64,484
Belo Corp. — Class A	4,120	25,956
Central European Media Enterprises, Ltd. — Class A*(1)	1,250	8,150
Cinemark Holdings, Inc.	5,817	107,556
Digital Generation, Inc.*	2,057	24,520
Entercom Communications Corp. — Class A*	230	1,415
Entravision Communications Corp. — Class A	540	842
Fisher Communications, Inc.*	177	5,103
Global Sources, Ltd.*	619	3,002
Gray Television, Inc.*	1,720	2,786
Harte-Hanks, Inc.	1,636	14,871
Interclick, Inc.*(1)	—	—
Journal Communications, Inc. — Class A*	3,820	16,808
Knology, Inc.*	849	12,056
LIN TV Corp. — Class A*	290	1,227
Lions Gate Entertainment Corp. *(1)	2,430	20,218
Live Nation Entertainment, Inc.*	6,336	52,652
Martha Stewart Living Omnimedia, Inc. — Class A	1,683	7,405
MDC Partners, Inc. — Class A	1,560	21,091
Meredith Corp. (1)	1,320	43,098
National CineMedia, Inc.	3,882	48,137
Nexstar Broadcasting Group, Inc. — Class A*	530	4,155
Outdoor Channel Holdings, Inc.	1,170	8,728
ReachLocal, Inc.*	90	556
Rentrak Corp.*	280	3,998
Scholastic Corp.	1,156	34,645
Sinclair Broadcast Group, Inc. — Class A	2,208	25,017
The McClatchy Co. — Class A*(1)	220	526
The New York Times Co. — Class A*	4,750	36,718
Valassis Communications, Inc.*(1)	3,290	63,267
World Wrestling Entertainment, Inc. — Class A(1)	1,017	9,479

		681,576

Multiline Retail — 0.2%
99 Cents Only Stores*	2,080	45,656
Fred’s, Inc. — Class A	1,222	17,817
Gordmans Stores, Inc.*	160	2,011
Saks, Inc.*(1)	4,900	47,775
The Bon-Ton Stores, Inc.(1)	2,250	7,582
Tuesday Morning Corp.*	1,800	6,210

		127,051

Specialty Retail — 3.4%
Aeropostale, Inc.*	5,240	79,910
America’s Car-Mart, Inc.*	560	21,941
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Specialty Retail — (Continued)
ANN, Inc.*	3,310	$82,022
Asbury Automotive Group, Inc.*	1,734	37,385
Ascena Retail Group, Inc.*	3,617	107,497
Barnes & Noble, Inc.*(1)	860	12,453
Bebe Stores, Inc.	186	1,549
Big 5 Sporting Goods Corp.	472	4,928
Body Central Corp.*(1)	810	20,218
Brown Shoe Co., Inc.	2,515	22,383
Build-A-Bear Workshop, Inc.*	1,721	14,560
Cabela’s, Inc.*	1,904	48,400
Casual Male Retail Group, Inc.*	40	137
Charming Shoppes, Inc.*	4,150	20,335
Christopher & Banks Corp.*	95	222
Citi Trends, Inc.*	876	7,691
Coldwater Creek, Inc.*	7,830	9,239
Collective Brands, Inc.*	2,767	39,762
Conn’s, Inc.*	56	622
Cost Plus, Inc.*(1)	340	3,315
Destination Maternity Corp.	960	16,051
Express, Inc.*	2,700	53,838
Genesco, Inc.*	1,081	66,741
GNC Holdings, Inc. — Class A*	1,550	44,872
Group 1 Automotive, Inc.	1,124	58,223
Haverty Furniture Cos., Inc.	717	7,873
hhgregg, Inc.*(1)	715	10,332
Hibbett Sports, Inc.*	1,944	87,830
Hot Topic, Inc.	361	2,386
Jos. A. Bank Clothiers, Inc.*	1,950	95,082
Kirkland’s, Inc.*	330	4,389
Lithia Motors, Inc. — Class A	820	17,925
Lumber Liquidators Holdings, Inc.*(1)	1,601	28,274
MarineMax, Inc.*	800	5,216
Monro Muffler Brake, Inc.	1,902	73,779
New York & Co., Inc.*	2,080	5,533
Office Depot, Inc.*	10,960	23,564
OfficeMax, Inc.*	3,650	16,571
Pacific Sunwear of California, Inc.*	150	256
Penske Auto Group, Inc.	2,480	47,740
Pier 1 Imports, Inc.*	5,270	73,411
Rent-A-Center, Inc.	2,674	98,938
Rue21, Inc.*(1)	1,000	21,600
Select Comfort Corp.*	3,850	83,506
Shoe Carnival, Inc.*	369	9,483
Sonic Automotive, Inc. — Class A(1)	1,818	26,925
Stage Stores, Inc.	1,868	25,946
Stein Mart, Inc.*	680	4,631
Systemax, Inc.*	272	4,463
Talbots, Inc.*	1,610	4,283
The Buckle, Inc.(1)	1,675	68,457
The Cato Corp. — Class A	1,943	47,021
The Children’s Place Retail Stores, Inc.*	1,088	57,795
The Finish Line, Inc. — Class A	3,084	59,475
The Men’s Wearhouse, Inc.	2,539	82,289
The Pep Boys — Manny, Moe & Jack	2,593	28,523
The Wetseal, Inc. — Class A*	1,886	6,148
Vitamin Shoppe, Inc.*	1,290	51,445
West Marine, Inc.*	60	698
Zale Corp.*(1)	180	686
Zumiez, Inc.*	1,323	36,726

		1,993,493

Textiles, Apparel & Luxury Goods — 1.7%
Carter’s, Inc.*	3,221	128,228
Cherokee, Inc.	150	1,750
Columbia Sportswear Co.(1)	463	21,553
Crocs, Inc.*	5,260	77,690
Delta Apparel, Inc.*	60	1,145
G-III Apparel Group, Ltd.*	1,287	32,059
Iconix Brand Group, Inc.*	3,765	61,332
K-Swiss, Inc. — Class A*	2,058	6,009
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Textiles, Apparel & Luxury Goods — (Continued)
Kenneth Cole Productions, Inc. — Class A*	850	$9,001
Liz Claiborne, Inc.*(1)	3,830	33,053
Maidenform Brands, Inc.*	1,569	28,713
Movado Group, Inc.	715	12,992
Oxford Industries, Inc.	930	41,962
Perry Ellis International, Inc.*	127	1,806
Quiksilver, Inc.*	8,070	29,133
Skechers U.S.A., Inc. — Class A*	1,633	19,792
Steven Madden, Ltd.*	2,396	82,662
The Jones Group, Inc.	3,990	42,094
The Warnaco Group, Inc.*	2,511	125,650
True Religion Apparel, Inc.*	1,427	49,346
Unifi, Inc.*	1,066	8,102
Vera Bradley, Inc.*(1)	1,100	35,475
Wolverine World Wide, Inc.	3,116	111,054

		960,601

Total Consumer Discretionary		7,693,882

Consumer Staples — 3.8%
Beverages — 0.2%
Central European Distribution Corp.*	3,490	15,269
Coca-Cola Bottling Co. Consolidated	261	15,282
Heckmann Corp.*(1)	3,660	24,339
National Beverage Corp.*	1,170	18,802
Primo Water Corp.*(1)	1,950	5,928
The Boston Beer Co., Inc. — Class A*	565	61,336

		140,956

Food & Staples Retailing — 1.2%
Arden Group, Inc. — Class A	53	4,771
Casey’s General Stores, Inc.	2,356	121,358
Great Atlantic & Pacific Tea Co., Inc.*	3,280	131
Nash-Finch Co.	498	14,581
PriceSmart, Inc.	1,136	79,054
Rite Aid Corp.*	25,930	32,672
Ruddick Corp.	2,800	119,392
Spartan Stores, Inc.	829	15,337
Susser Holdings Corp.*	331	7,487
The Andersons, Inc.	935	40,822
The Fresh Market, Inc.*(1)	1,690	67,431
The Pantry, Inc.*	980	11,731
United Natural Foods, Inc.*	2,847	113,908
Village Super Market — Class A	220	6,259
Weis Markets, Inc.	530	21,168
Winn-Dixie Store, Inc.*	2,151	20,176

		676,278

Food Products — 1.4%
Alico, Inc.(1)	10	194
B&G Foods, Inc. — Class A	3,056	73,558
Cal-Maine Foods, Inc.	642	23,478
Calavo Growers, Inc.(1)	167	4,289
Chiquita Brands International, Inc.*	1,201	10,016
Darling International, Inc.*	6,647	88,339
Diamond Foods, Inc.(1)	1,355	43,726
Dole Food Co., Inc.*	1,170	10,120
Farmer Brothers Co.*(1)	388	2,964
Fresh Del Monte Produce, Inc.*	1,369	34,239
Griffin Land & Nurseries, Inc.	246	6,509
Harbinger Group, Inc.*	1,670	6,697
Imperial Sugar Co.*	1,036	3,699
J&J Snack Foods Corp.	1,104	58,821
Lancaster Colony Corp.(1)	1,322	91,667
Limoneira Co.	880	14,881
Omega Protein Corp.*	550	3,922
Pilgrim’s Pride Corp.*	2,980	17,165
Sanderson Farms, Inc.	871	43,663
Smart Balance, Inc.*	1,879	10,071
Snyders-Lance, Inc.	1,641	36,922
The Hain Celestial Group, Inc.*	1,943	71,230
Tootsie Roll Industries, Inc.(1)	1,240	29,351
TreeHouse Foods, Inc.*	2,052	134,160

		819,681

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Household Products — 0.2%
Central Garden & Pet Co. — Class A*	1,854	$15,425
Oil-Dri Corp. of America(1)	710	14,370
Spectrum Brands Holdings, Inc.*	1,110	30,414
WD-40 Co.	984	39,764

		99,973

Personal Products — 0.6%
Elizabeth Arden, Inc.*	1,707	63,227
International Parfums, Inc.	1,208	18,796
Medifast, Inc.*	1,140	15,641
Nature’s Sunshine Products, Inc.*(1)	380	5,898
Nu Skin Enterprises, Inc. — Class A(1)	3,598	174,755
Nutraceutical International Corp.*	460	5,207
Prestige Brands Holdings, Inc.*	637	7,179
Revlon, Inc. — Class A*(1)	890	13,234
Schiff Nutrition International, Inc.*	195	2,087
Synutra International, Inc.*(1)	429	2,171
The Female Health Co.(1)	1,630	7,351
USANA Health Sciences, Inc.*(1)	495	15,033

		330,579

Tobacco — 0.2%
Alliance One International, Inc.*	3,972	10,804
Star Scientific, Inc.*(1)	4,159	9,066
Universal Corp.	952	43,754
Vector Group, Ltd.(1)	2,116	37,580

		101,204

Total Consumer Staples		2,168,671

Energy — 7.1%
Energy Equipment & Services — 2.2%
Basic Energy Services, Inc.*	1,152	22,694
Bristow Group, Inc.	1,641	77,767
C&J Energy Services, Inc.*(1)	800	16,744
Cal Dive International, Inc.*	3,789	8,525
Complete Production Services, Inc.*	4,996	167,666
Dawson Geophysical Co.*	663	26,208
Dril-Quip, Inc.*(1))	2,308	151,913
Exterran Holdings, Inc.*	2,950	26,845
Geokinetics, Inc.*	10	21
Global Geophysical Services, Inc.*	490	3,293
Gulf Island Fabrication, Inc.	463	13,524
Gulfmark Offshore, Inc. — Class A*	1,101	46,253
Helix Energy Solutions Group, Inc.*	4,550	71,890
Hercules Offshore, Inc.*	3,250	14,430
Hornbeck Offshore Services, Inc.*	1,218	37,782
ION Geophysical Corp.*(1)	9,547	58,523
Key Energy Services, Inc.*	7,700	119,119
Lufkin Industries, Inc.	2,060	138,659
Matrix Service Co.*	1,613	15,227
Mitcham Industries, Inc.*	320	6,989
Natural Gas Services Group, Inc.*	704	10,180
Newpark Resources, Inc.*	4,202	39,919
OYO Geospace Corp.*	311	24,050
Parker Drilling Co.*	5,454	39,105
PHI, Inc.*	1,015	25,223
Pioneer Drilling Co.*	4,088	39,572
Tesco Corp.*(1)	1,560	19,718
Tetra Technologies, Inc.*(1)	1,790	16,719
Union Drilling, Inc.*	340	2,122
Vantage Drilling Co.*	7,810	9,060
Willbros Group, Inc.*	1,238	4,543

		1,254,283

Oil, Gas & Consumable Fuels — 4.9%
Abraxas Petroleum Corp.*(1)	8,390	27,687
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Oil, Gas & Consumable Fuels — (Continued)
Alon USA Energy, Inc.(1)	1,174	$10,226
Amyris, Inc.*(1)	990	11,425
Apco Oil and Gas International, Inc.*	640	52,301
Approach Resources, Inc.*	990	29,116
ATP Oil & Gas Corp.*(1)	2,852	20,991
Berry Petroleum Co. — Class A	3,284	137,994
Bill Barret Corp.*	2,195	74,784
BPZ Resources, Inc.*(1)	5,343	15,174
Callon Petroleum Co.*	1,680	8,350
CAMAC Energy, Inc.*	5,740	5,797
Carrizo Oil & Gas, Inc.*(1)	2,706	71,303
Cheniere Energy, Inc.*(1)	4,317	37,515
Clayton Williams Energy, Inc.*	483	36,650
Clean Energy Fuels Corp.*(1)	3,399	42,352
Cloud Peak Energy, Inc.*	2,520	48,686
Comstock Resources, Inc.*	1,920	29,376
Contango Oil & Gas Co.*	839	48,813
Crosstex Energy, Inc.	2,433	30,753
CVR Energy, Inc.*	5,226	97,883
Delek US Holdings, Inc.	552	6,298
Delta Petroleum Corp.*	3,951	375
DHT Maritime, Inc.*	2,613	1,934
Endeavour International Corp.*	3	26
Energy Partners, Ltd.*	1,010	14,746
Energy XXI Bermuda, Ltd.*	4,630	147,604
Evolution Petroleum Corp.*	40	322
Frontline, Ltd.*(1)	2,000	8,580
FX Energy, Inc.*(1)	3,903	18,734
Gastar Exploration, Ltd.*	1,080	3,434
General Maritime Corp.*	8,223	119
Georesources, Inc.*	974	28,548
GMX Resources, Inc.*(1)	1,740	2,175
Golar LNG, Ltd.*	2,408	107,036
Goodrich Petroleum Corp.* (1)	1,285	17,643
Gulfport Energy Corp.*	2,770	81,576
Harvest Natural Resources, Inc.*	1,209	8,922
Houston American Energy Corp.*(1)	930	11,337
Hyperdynamics Corp.*(1)	7,490	18,350
Isramco, Inc.*	40	3,582
James River Coal Co.*(1)	2,332	16,137
KIOR, Inc.*(1)	900	9,162
Knightsbridge Tankers, Ltd.*	863	11,797
Kodiak Oil & Gas Corp.*	13,470	127,965
L&L Energy, Inc.*(1)	2,400	6,216
Magnum Hunter Resources Corp.(1)	7,140	38,485
McMoRan Exploration Co.*(1)	6,588	95,855
Miller Energy Resources, Inc.*(1)	3,140	8,761
Nordic American Tanker Shipping*	1,978	23,716
Northern Oil And Gas, Inc.*(1)	4,030	96,639
Oasis Petroleum, Inc.*	3,930	114,324
Overseas Shipholding Group, Inc.(1)	1,120	12,242
Panhandle Oil and Gas, Inc. — Class A(1)	586	19,227
Patriot Coal Corp.*	5,300	44,891
Penn Virginia Corp.	1,544	8,168
Petroleum Development Corp.*	869	30,511
Petroquest Energy, Inc.*(1)	3,153	20,810
Resolute Energy Corp.*(1)	2,540	27,432
Rex American Resources Corp.*	790	17,467
Rex Energy Corp.*	2,515	37,121
Rosetta Resources, Inc.*	3,338	145,203
Scorpio Tankers, Inc.*	1,250	6,113
SemGroup Corp. — Class A*	1,510	39,351
Ship Finance International, Ltd.*(1)	1,973	18,428
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Oil, Gas & Consumable Fuels — (Continued)
Solazyme, Inc.*(1)	180	$2,142
Stone Energy Corp.*	3,264	86,104
Swift Energy Co.*	1,816	53,972
Syntroleum Corp.*	2,190	2,102
Targa Resources Corp.	1,060	43,131
Teekay Tankers, Ltd. — Class A*(1)	3,218	11,327
Triangle Petroleum Corp.*	1,410	8,418
Ur-Energy, Inc.*	640	550
Uranerz Energy Corp.*(1)	1,240	2,257
Uranium Energy Corp.* (1)	3,940	12,056
Uranium Resources, Inc.*	880	639
USEC, Inc.*	7,145	8,145
Vaalco Energy, Inc.*	2,387	14,417
Venoco, Inc.*	420	2,843
Voyager Oil & Gas, Inc.*	5,150	13,236
W&T Offshore, Inc.(1)	2,520	53,449
Warren Resources, Inc.*	2,940	9,584
Western Refining, Inc.*	2,955	39,272
Westmoreland Coal Co.*	140	1,785
World Fuel Services Corp.	4,064	170,607
Zion Oil & Gas, Inc.*	170	376

		2,830,950

Total Energy		4,085,233

Financials — 19.6%
Capital Markets — 1.9%
Apollo Investment Corp.	8,232	53,014
Arlington Asset Investment Corp. — Class A(1)	180	3,839
Artio Global Investors, Inc.(1)	2,080	10,150
BGC Partners, Inc. — Class A(1)	4,390	26,077
Blackrock Kelso Capital Corp.(1)	3,680	30,029
Calamos Asset Management, Inc. — Class A	485	6,067
Capital Southwest Corp.	102	8,318
Cohen & Steers, Inc.(1)	1,203	34,767
Cowen Group, Inc. — Class A*	1,955	5,063
Diamond Hill Investment Group, Inc.	160	11,837
Duff & Phelps Corp. — Class A	1,824	26,448
Edelman Financial Group, Inc.	1,795	11,793
Epoch Holding Corp.(1)	940	20,896
Evercore Partners, Inc. — Class A	1,543	41,075
FBR Capital Markets Corp.*(1)	5,860	12,013
Fifth Street Finance Corp.(1)	2,866	27,428
Financial Engines, Inc.*	2,170	48,456
FXCM, Inc. — Class A(1)	1,400	13,650
GAMCO Investors, Inc. — Class A	452	19,658
GFI Group, Inc.	5,181	21,346
Gladstone Capital Corp.	1,442	11,002
Gladstone Investment Corp.	1,707	12,410
Golub Capital BDC, Inc.(1)	630	9,765
Harris & Harris Group, Inc.*(1)	2,760	9,550
Hercules Technology Growth Capital, Inc.	1,537	14,509
HFF, Inc. — Class A*	1,900	19,627
ICG Group, Inc.*	1,734	13,386
Intl. FCStone, Inc.*	1,026	24,183
Investment Technology Group, Inc.*	1,690	18,269
JMP Group, Inc.	900	6,435
KBW, Inc.	1,343	20,387
Knight Capital Group, Inc. — Class A*	4,632	54,750
Ladenburg Thalmann Financial Services, Inc.*(1)	5,250	13,020
Main Street Capital Corp.	1,335	28,355
MCG Capital Corp.	2,660	10,613
Medallion Financial Corp.	1,311	14,919
Medley Capital Corp.	150	1,560
MVC Capital, Inc.	764	8,855
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Capital Markets — (Continued)
New Mountain Finance Corp.	430	$5,766
NGP Capital Resources Co.(1)	1,867	13,424
Oppenheimer Holdings, Inc. — Class A	870	14,007
PennantPark Investment Corp.	1,410	14,227
Piper Jaffray Cos.*	790	15,958
Prospect Capital Corp.(1)	5,189	48,206
Pzena Investment Management, Inc. — Class A	715	3,096
Safeguard Scientifics, Inc.*	1,135	17,922
Solar Capital, Ltd.	1,020	22,532
Solar Senior Capital, Ltd.	60	945
Stifel Financial Corp.*	2,639	84,580
SWS Group, Inc.	2,097	14,406
Teton Advisors, Inc.	10	190
The Charles Schwab Corp.	270	3,040
THL Credit, Inc.	70	855
TICC Capital Corp.	1,239	10,717
Triangle Capital Corp.(1)	1,056	20,191
Virtus Investment Partners, Inc.*	323	24,551
Walter Investment Management Corp.	1,352	27,730
Westwood Holdings Group, Inc.	210	7,676

		1,073,538

Commercial Banks — 5.1%
1st Source Corp.	618	15,654
1st United Bancorp, Inc./Boca Raton*	2,920	16,206
Alliance Financial Corp.	340	10,499
Ames National Corp.	481	9,380
Arrow Financial Corp.(1)	503	11,790
Bancfirst Corp.	134	5,030
Banco Latinoamericano De Exportaciones SA*	1,464	23,497
Bancorp Rhode Island, Inc.	430	17,071
BancorpSouth, Inc.(1)	3,870	42,647
Bank of Marin BanCorp.	50	1,880
Bank of the Ozarks, Inc.	1,512	44,801
Banner Corp.	440	7,546
BBCN Bancorp, Inc.*	1,691	15,980
Boston Private Financial Holdings, Inc.	1,108	8,798
Bridge Bancorp, Inc.(1)	580	11,542
Bryn Mawr Bank Corp.	475	9,258
Camden National Corp.	623	20,310
Capital City Bank Group, Inc.*(1)	951	9,082
Cardinal Financial Corp.	1,330	14,284
Cathay General Bancorp	3,442	51,389
Center Bancorp, Inc.(1)	130	1,270
CenterState Banks of Florida, Inc.	926	6,130
Central Pacific Financial Corp.*	140	1,809
Chemical Financial Corp.	1,188	25,328
Citizens & Northern Corp.	831	15,349
City Holding Co.(1)	42	1,423
CNB Financial Corp.	910	14,360
Columbia Banking System, Inc.	1,159	22,334
Community Bank Systems, Inc.	1,374	38,197
Community Trust Bancorp, Inc.	128	3,766
CVB Financial Corp.(1)	4,204	42,166
Eagle Bancorp, Inc.*	670	9,742
Encore Bancshares, Inc.*(1)	70	946
Enterprise Bancorp., Inc.	60	858
Enterprise Financial Services Corp.	753	11,144
Financial Institutions, Inc.	873	14,090
First Bancorp, Inc.(1)	439	6,747
First Bancorp/North Carolina	1,095	12,209
First Busey Corp.(1)	2,671	13,355
First Commonwealth Financial Corp.	5,286	27,804
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Commercial Banks — (Continued)
First Community Bancshares, Inc.	1,511	$18,857
First Financial Bancorp	3,135	52,166
First Financial Bankshares, Inc.(1)	1,631	54,524
First Financial Corp./Indiana	495	16,474
First Interstate Bancsystem, Inc.	530	6,906
First Merchants Corp.	2,305	19,523
First Midwest Bancorp, Inc.	3,921	39,720
FirstMerit Corp.	4,633	70,097
FNB Corp.	6,306	71,321
German American Bancorp, Inc.(1)	990	18,008
Glacier Bancorp, Inc.	3,291	39,591
Hampton Roads Bankshares, Inc.*	1,780	4,877
Hancock Holding Co.	3,248	103,839
Heartland Financial USA, Inc.	983	15,079
Heritage Financial Corp.	820	10,299
Home Bancshares, Inc.	402	10,416
Hudson Valley Holding Corp.	312	6,621
Iberiabank Corp.	1,304	64,287
Independent Bank Corp./Massachusetts	736	20,085
International Bancshares Corp.	2,252	41,290
Investors Bancorp, Inc.*	1,871	25,221
Lakeland Bancorp, Inc.	1,737	14,973
Lakeland Financial Corp.	165	4,269
MainSource Financial Group, Inc.	109	962
MB Financial, Inc.	2,405	41,126
Merchants Bancshares, Inc.	290	8,468
Metro Bancorp, Inc.*	572	4,793
Midsouth Bancorp, Inc.	730	9,497
National Bankshares, Inc.(1)	200	5,584
National Penn Bancshares, Inc.	6,111	51,577
NBT Bancorp, Inc.	1,018	22,528
Old National Bancorp/Indiana	2,821	32,865
OmniAmerican Bancorp, Inc.*	770	12,089
Oriental Financial Group, Inc.	1,844	22,331
Orrstown Financial Services, Inc.*	290	2,393
Pacific Capital Bancorp NA*	20	565
PacWest Bancorp	439	8,319
Park National Corp.	628	40,858
Park Sterling Corp.*	1,300	5,304
Penns Woods Bancorp., Inc.(1)	160	6,205
Peoples Bancorp, Inc./Ohio(1)	846	12,529
Pinnacle Financial Partners, Inc.*	1,271	20,527
PrivateBancorp, Inc.	2,120	23,278
Prosperity Bancshares, Inc.	2,045	82,516
Renasant Corp.	1,001	15,015
Republic Bancorp, Inc./Kentucky — Class A	727	16,648
S&T Bancorp, Inc.(1)	780	15,249
Sandy Springs Bancorp, Inc.	1,407	24,693
Sierra Bancorp	516	4,541
Signature Bank*	2,994	179,610
Simmons First National Corp. — Class A	276	7,504
Southside Bancshares, Inc.(1)	329	7,126
Southwest Bancorp, Inc.*	1,362	8,118
State Bancorp, Inc.	469	5,722
State Bank Financial Corp.*	1,590	24,025
StellarOne Corp.	1,663	18,925
Sterling Bancorp	1,237	10,688
Sterling Financial Corp.*(1)	1,360	22,712
Suffolk Bancorp*	1,184	12,775
Susquehanna Bancshares, Inc.	7,404	62,048
SVB Financial Group*	1,888	90,039
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Commercial Banks — (Continued)
Taylor Capital Group, Inc.*	160	$1,555
Texas Capital Bancshares, Inc.*	1,858	56,873
The Bancorp, Inc.*	560	4,049
The First of Long Island Corp.	220	5,790
Tompkins Financial Corp. (1)	140	5,391
Tower Bancorp, Inc.	430	12,272
TowneBank(1)	1,200	14,688
Trico Bancshares	1,043	14,831
Trustmark Corp.	2,598	63,105
UMB Financial Corp.	1,194	44,477
Umpqua Holdings Corp.	5,156	63,883
Union First Market Bankshares Corp.	899	11,948
United Bankshares, Inc.(1)	2,134	60,328
United Community Banks, Inc.*(1)	2,154	15,056
Univest Corp. of PA	1,343	19,662
Washington Banking Co.	920	10,957
Washington Trust Bancorp, Inc.	576	13,743
Webster Financial Corp.	3,350	68,306
WesBanco, Inc.	346	6,737
West Bancorp, Inc.	27	259
West Coast Bancorp.*	758	11,825
Westamerica BanCorp.	1,563	68,616
Western Alliance Bancorp.*	3,121	19,444
Wilshire Bancorp, Inc.*	1,900	6,897
Wintrust Financial Corp.(1)	1,673	46,928

		2,931,486

Consumer Finance — 0.8%
Advance America Cash Advance Centers, Inc.	3,180	28,461
Cash America International, Inc.	1,476	68,826
CompuCredit Holdings Corp.*	837	3,097
Credit Acceptance Corp.*	475	39,083
DFC Global Corp.*(1)	2,498	45,114
EzCorp, Inc. — Class A*	3,179	83,830
First Cash Financial Services, Inc.*	1,979	69,443
Imperial Holdings, Inc.*(1)	2,620	4,926
Nelnet, Inc. — Class A	572	13,997
Netspend Holdings, Inc.*(1)	840	6,812
The First Marblehead Corp.*	5,080	5,943
World Acceptance Corp.*	1,094	80,409

		449,941

Diversified Financial Services — 0.5%
California First National BanCorp.	150	2,412
Compass Diversified Holdings(1)	1,841	22,810
Encore Capital Group, Inc.*	1,145	24,343
MarketAxess Holdings, Inc.	2,167	65,249
NewStar Financial, Inc.*	2,224	22,618
PHH Corp.*	2,737	29,286
PICO Holdings, Inc.*	640	13,171
Portfolio Recovery Associates, Inc.*	1,089	73,529
Primus Guaranty, Ltd.*	2,890	14,161

		267,579

Insurance — 2.4%
Alterra Capital Holdings, Ltd.*	4,015	94,874
AMBAC Financial Group, Inc.*(1)	24,040	543
American Equity Investment Life Holding Co.	2,693	28,007
American Safety Insurance Holdings, Ltd.*	727	15,812
Amerisafe, Inc.*	1,262	29,342
Amtrust Financial Services, Inc.(1)	1,160	27,550
Argo Group International Holdings, Ltd.*	1,041	30,147
Baldwin & Lyons, Inc. — Class B	492	10,726
Citizens, Inc.*	117	1,134
CNO Financial Group, Inc.*	10,770	67,959
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Insurance — (Continued)
Crawford & Co. — Class B	27	$166
Delphi Financial Group, Inc. — Class A	2,193	97,150
Donegal Group, Inc. — Class A	750	10,620
eHealth, Inc.*(1)	964	14,171
Employers Holdings, Inc.	2,037	36,849
Enstar Group, Ltd.*	319	31,326
FBL Financial Group, Inc. — Class A	633	21,535
First American Financial Corp.	3,550	44,979
Flagstone Reinsurance Holdings SA*	2,547	21,115
Global Indemnity PLC*	524	10,391
Greenlight Capital Re, Ltd. — Class A*	1,520	35,978
Hallmark Financial Services, Inc.*	1,217	8,507
Harleysville Group, Inc.	489	27,663
Hilltop Holdings, Inc.*	1,971	16,655
Horace Mann Educators Corp.	2,244	30,765
Infinity Property & Casualty Corp.	468	26,554
Kansas City Life Insurance Co.	400	13,128
Maiden Holdings, Ltd.*	3,502	30,678
Meadowbrook Insurance Group, Inc.	3,165	33,802
Montpelier Re Holdings, Ltd.*	2,574	45,688
National Financial Partners Corp.*	2,050	27,716
National Interstate Corp.	519	12,804
National Western Life Insurance Co. — Class A	85	11,574
Navigators Group, Inc.*	686	32,708
OneBeacon Insurance Group, Ltd. — Class A*	1,090	16,775
Platinum Underwriters Holdings, Ltd.*	1,480	50,483
Presidential Life Corp.	660	6,593
Primerica, Inc.	1,230	28,585
ProAssurance Corp.	1,347	107,518
RLI Corp.	926	67,468
Safety Insurance Group, Inc.	754	30,522
SeaBright Insurance Holdings, Inc.	1,684	12,883
Selective Insurance Group, Inc.	2,603	46,151
State Auto Financial Corp.	638	8,670
Stewart Information Services Corp.	1,529	17,660
Symetra Financial Corp.	1,870	16,961
The Phoenix Cos., Inc.*	4,024	6,760
Tower Group, Inc.	1,047	21,118
United Fire & Casualty Co.	795	16,043
Universal Insurance Holdings, Inc.	2,460	8,807

		1,411,613

Real Estate Investment Trusts — 7.9%
Acadia Realty Trust	2,295	46,221
Agree Realty Corp.	589	14,360
Alexander’s, Inc.	146	54,024
American Assets Trust, Inc.	1,680	34,457
American Campus Communities, Inc.	3,625	152,105
Anworth Mortgage Asset Corp.	1,861	11,687
Apollo Commercial Real Estate Finance, Inc.	410	5,383
ARMOUR Residential REIT, Inc.	1,470	10,364
Ashford Hospitality Trust, Inc.	2,440	19,520
Associated Estates Realty Corp.	2,394	38,184
BioMed Realty Trust, Inc.	6,236	112,747
CapLease, Inc.	4,301	17,376
Capstead Mortgage Corp.	3,650	45,406
CBL & Associates Properties, Inc.	7,750	121,675
Cedar Shopping Centers, Inc.	1,766	7,611
Chatham Lodging Trust	1,040	11,211
Chesapeake Lodging Trust	1,260	19,480
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Real Estate Investment Trusts — (Continued)
Cogdell Spencer, Inc.	3,247	$13,800
Colonial Properties Trust	4,093	85,380
Colony Financial, Inc.	1,720	27,021
Coresite Realty Corp.	1,170	20,849
Cousins Properties, Inc.	447	2,865
CreXus Investment Corp.	2,150	22,317
CubeSmart	4,764	50,689
CYS Investments, Inc.(1)	1,180	15,505
DCT Industrial Trust, Inc.	10,315	52,813
DiamondRock Hospitality Co.	7,257	69,957
DuPont Fabros Technology, Inc.	2,685	65,031
Dynex Capital, Inc.(1)	2,220	20,269
Eastgroup Properties, Inc.	1,564	68,003
Education Realty Trust, Inc.	3,911	40,010
Entertainment Properties Trust(1)	2,089	91,310
Equity Lifestyle Properties, Inc.	1,827	121,843
Equity One, Inc.	1,542	26,183
Excel Trust, Inc.	1,910	22,920
Extra Space Storage, Inc.	5,162	125,075
FelCor Lodging Trust, Inc.*	8,250	25,162
First Industrial Realty Trust, Inc.*	4,062	41,554
First Potomac Realty Trust	1,574	20,541
Franklin Street Properties Corp.	3,107	30,915
Getty Realty Corp.(1)	1,497	20,883
Gladstone Commercial Corp.	1,090	19,130
Glimcher Realty Trust	7,665	70,518
Government Properties Income Trust	1,040	23,452
Hatteras Financial Corp.	2,621	69,116
Healthcare Realty Trust, Inc.	3,366	62,574
Hersha Hospitality Trust	4,978	24,293
Highwoods Properties, Inc.(1)	3,675	109,037
Home Properties, Inc.	3,024	174,092
Hudson Pacific Properties, Inc.	1,230	17,417
Inland Real Estate Corp.	3,385	25,760
Invesco Mortgage Capital, Inc.	4,980	69,969
Investors Real Estate Trust	3,757	27,407
iStar Financial, Inc.*(1)	5,050	26,714
Kilroy Realty Corp.	3,330	126,773
Kite Realty Group Trust	2,600	11,726
LaSalle Hotel Properties	3,491	84,517
Lexington Realty Trust	5,581	41,802
LTC Properties, Inc.	1,522	46,969
Medical Properties Trust, Inc.	4,175	41,207
MFA Financial, Inc.	12,361	83,066
Mid-America Apartment Communities, Inc.	2,030	126,976
Mission West Properties, Inc.	2,045	18,446
Monmouth Real Estate Investment Corp. — Class A	722	6,606
MPG Office Trust, Inc.*(1)	2,020	4,020
National Health Investors, Inc.	1,324	58,230
National Retail Properties, Inc.	4,394	115,914
Newcastle Investment Corp.	8,010	37,246
NorthStar Realty Finance Corp.	2,530	12,068
Omega Healthcare Investors, Inc.	6,655	128,774
Parkway Properties, Inc.	1,829	18,034
Pebblebrook Hotel Trust	1,920	36,826
Pennsylvania Real Estate Investment Trust	1,651	17,236
PennyMac Mortgage Investment Trust	630	10,471
Post Properties, Inc.	2,281	99,725
Potlatch Corp.	2,151	66,918
PS Business Parks, Inc.	939	52,049
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Real Estate Investment Trusts — (Continued)
RAIT Financial Trust	627	$2,979
Ramco-Gershenson Properties Trust	1,564	15,374
Redwood Trust, Inc.	3,559	36,231
Resource Capital Corp.	4,352	24,415
Retail Opportunity Investments Corp.	2,480	29,363
RLJ Lodging Trust	1,210	20,364
Sabra Healthcare REIT, Inc.	2,163	26,151
Saul Centers, Inc.	438	15,514
Sovran Self Storage, Inc.	1,447	61,743
STAG Industrial, Inc.	700	8,029
Starwood Property Trust, Inc.	3,600	66,636
Strategic Hotels & Resorts, Inc.*	6,920	37,160
Summit Hotel Properties, Inc.	390	3,682
Sun Communities, Inc.(1)	1,211	44,238
Sunstone Hotel Investors, Inc.*	4,644	37,849
Tanger Factory Outlet Centers, Inc.	4,994	146,424
Terreno Realty Corp.(1)	1,030	15,594
Two Harbors Investment Corp.	3,720	34,373
UMH Properties, Inc.	1,500	13,965
Universal Health Realty Income Trust	597	23,283
Urstadt Biddle Properties, Inc. — Class A	555	10,034
Washington Real Estate Investment Trust	2,772	75,814
Whitestone REIT — Class B	550	6,545
Winthrop Realty Trust	1,120	11,390

		4,534,934

Real Estate Management & Development — 0.1%
Avatar Holdings, Inc.*	512	3,676
Forestar Group, Inc*	1,798	27,204
Kennedy-Wilson Holdings, Inc.(1)	1,050	11,109
Tejon Ranch Co.*	798	19,535

		61,524

Thrifts & Mortgage Finance — 0.9%
Astoria Financial Corp.	3,980	33,790
Bank Mutual Corp.	4,081	12,978
BankFinancial Corp.	1,681	9,279
Beneficial Mutual Bancorp, Inc.*	150	1,254
Berkshire Hills Bancorp, Inc.	741	16,443
BofI Holding, Inc.*	270	4,387
Brookline Bancorp, Inc.(1)	2,768	23,362
Cape Bancorp, Inc.*	640	5,024
Clifton Savings Bancorp, Inc.(1)	1,240	11,507
Dime Community Bancshares	1,113	14,024
Doral Financial Corp.*	2,698	2,579
ESB Financial Corp.	360	5,065
ESSA Bancorp, Inc.	510	5,340
Federal Agricultural Mortgage Corp. — Class C	80	1,442
First Financial Holdings, Inc.	964	8,609
First Pactrust Bancorp, Inc.(1)	500	5,125
Flagstar Bancorp, Inc.*	1,960	990
Flushing Financial Corp.	1,464	18,490
Fox Chase Bancorp, Inc.	980	12,377
Franklin Financial Corp.*	20	237
Home Federal Bancorp, Inc.	653	6,791
Kearny Financial Corp.	1,229	11,675
Meridian Interstate Bancorp, Inc.*	1,140	14,193
MGIC Investment Corp.*	7,700	28,721
Northfield Bancorp, Inc.(1)	446	6,315
Northwest Bancshares, Inc.	3,478	43,266
OceanFirst Financial Corp.	798	10,430
Ocwen Financial Corp.*	3,436	49,753
Oritani Financial Corp.	2,170	27,711
Provident Financial Services, Inc.(1)	2,645	35,417
Provident New York Bancorp	1,054	6,999
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Thrifts & Mortgage Finance — (Continued)
Radian Group, Inc.(1)	7,556	$17,681
Rockville Financial, Inc.	672	6,962
Roma Financial Corp.	100	984
Territorial Bancorp, Inc.	860	16,985
TrustCo Bank Corp.	4,690	26,311
United Financial Bancorp, Inc.	380	6,114
ViewPoint Financial Group	621	8,079
Westfield Financial, Inc.	2,284	16,810
WSFS Financial Corp.	158	5,682

		539,181

Total Financials		11,200,623

Health Care — 13.7%
Biotechnology — 4.1%
Achillion Pharmaceuticals, Inc.*(1)	1,590	12,116
Acorda Therapeutics, Inc.*	2,453	58,480
Aegerion Pharmaceuticals, Inc.*	70	1,172
Affymax, Inc.*	2,165	14,311
Alkermes Plc*	5,533	96,053
Allos Therapeutics, Inc.*	4,008	5,691
Alnylam Pharmaceuticals, Inc.*	3,110	25,347
AMAG Pharmaceuticals, Inc.*	330	6,240
Anacor Pharmaceuticals, Inc.*(1)	50	310
Anthera Pharmaceuticals, Inc.*(1)	2,510	15,411
Ardea Biosciences, Inc.*	1,156	19,432
Arena Pharmaceuticals, Inc.*(1)	3,540	6,620
Ariad Pharmaceuticals, Inc.*	8,320	101,920
ArQule, Inc.*	3,040	17,146
Array Biopharma, Inc.*	3,453	7,459
Astex Pharmaceuticals, Inc.*	2,500	4,725
AVEO Pharmaceuticals, Inc.*(1)	2,260	38,872
AVI BioPharma, Inc.*	4,470	3,330
BioCryst Pharmaceuticals, Inc.*(1)	3,080	7,608
Biomimetic Therapeutics, Inc.*	2,209	6,296
Biosante Pharmaceuticals, Inc.*	8,750	4,393
Biospecifics Technologies Corp.*(1)	150	2,493
Biotime, Inc.*(1)	260	1,511
Celldex Therapeutics, Inc.*	1,693	4,402
Cepheid, Inc.*(1)	4,027	138,569
Chelsea Therapeutics International, Inc.*	4,050	20,777
Cleveland Biolabs, Inc.*(1)	2,120	6,063
Codexis, Inc.*	770	4,081
Cubist Pharmaceuticals, Inc.*	4,012	158,955
Curis, Inc.*(1)	1,690	7,909
Cytori Therapeutics, Inc.*(1)	2,187	4,811
Dusa Pharmaceuticals, Inc.*	530	2,321
Dyax Corp.*	6,611	8,991
Dynavax Technologies Corp.*(1)	4,800	15,936
Emergent Biosolutions, Inc.*	1,641	27,634
Exact Sciences Corp.*	3,550	28,826
Exelixis, Inc.*	6,122	28,988
Genomic Health, Inc.*	750	19,043
Geron Corp.*(1)	6,027	8,920
Halozyme Therapeutics, Inc.*(1)	4,431	42,139
Idenix Pharmaceuticals, Inc.*	3,262	24,286
Immunogen, Inc.*	4,278	49,539
Immunomedics, Inc.*(1)	2,800	9,324
Incyte Corp.*(1)	6,227	93,467
Infinity Pharmaceuticals, Inc.*(1)	610	5,392
Inhibitex, Inc.*	3,440	37,634
Insmed, Inc.*(1)	2,160	6,588
InterMune, Inc.*	3,376	42,538
Ironwood Pharmaceuticals, Inc.*(1)	2,570	30,763
Isis Pharmaceuticals, Inc.*	5,502	39,669
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Biotechnology — (Continued)
Keryx Biopharmaceuticals, Inc.*(1)	5,810	$14,699
Lexicon Pharmaceuticals, Inc.*	3,810	4,915
Ligand Pharmaceuticals, Inc.*	595	7,063
MannKind Corp.*(1)	2,607	6,518
Maxygen, Inc.*	1,716	9,661
Medivation, Inc.*	2,021	93,188
Metabolix, Inc.*(1)	936	4,259
Micromet, Inc.*(1)	5,840	41,990
Momenta Pharmaceuticals, Inc.*	3,490	60,691
Nabi Biopharmaceuticals*	4,488	8,437
Neurocrine Biosciences, Inc.*	2,837	24,115
Novavax, Inc.*(1)	5,063	6,379
NPS Pharmaceuticals, Inc.*	6,182	40,739
Nymox Pharmaceutical Corp.*	320	2,630
Oncothyreon, Inc.*(1)	1,930	14,629
Onyx Pharmaceuticals, Inc.*	4,034	177,294
Opko Health, Inc.*(1)	7,620	37,338
Orexigen Therapeutics, Inc.*	4,375	7,044
Osiris Therapeutics, Inc.*(1)	1,794	9,598
PDL BioPharma, Inc.(1)	7,046	43,685
Peregrine Pharmaceuticals, Inc.*	9,870	10,166
Pharmacyclics, Inc.*	2,920	43,274
Progenics Pharmaceuticals, Inc.*	1,706	14,569
Raptor Pharmaceutical Corp.*(1)	1,340	8,388
Rigel Pharmaceuticals, Inc.*	4,261	33,619
Sangamo Biosciences, Inc.*	2,305	6,546
Savient Pharmaceuticals, Inc.*(1)	3,128	6,975
Sciclone Pharmaceuticals, Inc.*	2,980	12,784
Seattle Genetics, Inc.*	5,515	92,183
SIGA Technologies, Inc.*	1,840	4,637
Spectrum Pharmaceuticals, Inc.*	2,790	40,818
Sunesis Pharmaceuticals, Inc.*(1)	610	714
Synta Pharmaceuticals Corp.*(1)	2,000	9,340
Targacept, Inc.*	2,510	13,981
Theravance, Inc.*(1)	4,596	101,572
Trius Therapeutics, Inc.*	60	429
Vanda Pharmaceuticals, Inc.*	2,420	11,519
Vical, Inc.*(1)	1,980	8,732
Zalicus, Inc.	350	424
ZIOPHARM Oncology, Inc.*(1)	2,920	12,877
Zogenix, Inc.*	3,430	7,683

		2,380,603

Health Care Equipment & Supplies — 3.4%
Abaxis, Inc.*	1,331	36,829
Abiomed, Inc.*	1,932	35,684
AccuRay, Inc.*	4,772	20,186
Align Technology, Inc.*	4,301	102,041
Alphatec Holdings, Inc.*	400	688
Analogic Corp.	858	49,181
AngioDynamics, Inc.*	989	14,647
Antares Pharma, Inc.*	6,610	14,542
Arthrocare Corp.*	1,020	32,314
AtriCure, Inc.*	750	8,325
Atrion Corp.	140	33,632
Biolase Technology, Inc.*(1)	4,794	12,322
Cantel Medical Corp.	564	15,753
Cardiovascular Systems, Inc.*(1)	80	788
Cerus Corp.*	4,210	11,788
Conceptus, Inc.*(1)	2,030	25,659
Conmed Corp.*	673	17,276
Cryolife, Inc.*	1,550	7,440
Cyberonics, Inc.*	2,060	69,010
Cynosure, Inc. — Class A*	603	7,091
Delcath Systems, Inc.*	2,570	7,838
DexCom, Inc.*	4,143	38,571
DynaVox, Inc. — Class A*	1,310	4,768
Endologix, Inc.*	3,110	35,703
Exactech, Inc.*	622	10,244
Greatbatch, Inc.*	501	11,072
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Health Care Equipment & Supplies — (Continued)
Haemonetics Corp.*	1,425	$87,238
Hansen Medical, Inc.*	2,673	6,896
HeartWare International, Inc.*(1)	810	55,890
ICU Medical, Inc.*	817	36,765
Insulet Corp.*	2,791	52,555
Integra LifeSciences Holdings Corp.*	1,237	38,137
Invacare Corp.	1,734	26,513
IRIS International, Inc.*	895	8,368
Kensey Nash Corp.*	558	10,708
MAKO Surgical Corp.*(1)	2,290	57,731
Masimo Corp.*	3,261	60,932
Medical Action Industries, Inc.*	1,124	5,879
Meridian Bioscience, Inc.	2,644	49,813
Merit Medical Systems, Inc.*	3,060	40,943
Natus Medical, Inc.*	2,313	21,812
Neogen Corp.*	1,783	54,631
Neoprobe Corp.*(1)	5,150	13,493
NuVasive, Inc.*	2,660	33,489
NxStage Medical, Inc.*	2,621	46,601
OraSure Technologies, Inc.*	3,017	27,485
Orthofix International N.V.*	901	31,742
Palomar Medical Technologies, Inc.*	1,403	13,048
Quidel Corp.*(1)	1,817	27,491
RTI Biologics, Inc.*	970	4,307
Solta Medical, Inc.*	80	251
SonoSite, Inc.*	915	49,282
Spectranetics Corp.*	1,838	13,270
Staar Surgical Co.*(1)	2,280	23,917
Stereotaxis, Inc.*	9,616	7,920
STERIS Corp.	3,450	102,879
SurModics, Inc.*	700	10,262
Symmetry Medical, Inc.*	1,308	10,451
Synovis Life Technologies, Inc.*	494	13,748
Tornier BV*	370	6,660
Unilife Corp.*(1)	5,050	15,756
Uroplasty, Inc.*(1)	680	2,890
Vascular Solutions, Inc.*	250	2,783
Volcano Corp.*	3,079	73,249
West Pharmaceutical Services, Inc.	1,770	67,171
Wright Medical Group, Inc.*	950	15,675
Young Innovations, Inc.	390	11,556
Zoll Medical Corp.*	1,483	93,696

		1,957,275

Health Care Providers & Services — 3.2%
Accretive Health, Inc.*(1)	1,980	45,500
Air Methods Corp.*	831	70,178
Alliance HealthCare Services, Inc.*	3,130	3,944
Almost Family, Inc.*	248	4,112
Amedisys, Inc.*	1,086	11,848
AMN Healthcare Services, Inc.*	1,978	8,762
AmSurg Corp.*	1,760	45,830
Assisted Living Concepts, Inc. — Class A(1)	1,544	22,990
Bio-Reference Labs, Inc.*	988	16,075
BioScrip, Inc.*	1,960	10,702
Capital Senior Living Corp.*	2,468	19,596
CardioNet, Inc.*	1,800	4,266
Centene Corp.*	2,857	113,109
Chemed Corp.	1,155	59,147
Chindex International, Inc.*	861	7,336
Corvel Corp.*	370	19,133
Cross Country Healthcare, Inc.*	2,414	13,398
Emeritus Corp.*	2,046	35,825
ExamWorks Group, Inc.*	1,170	11,092
Five Star Quality Care, Inc.*	230	690
Gentiva Health Services, Inc.*	247	1,667
Hanger Orthopedic Group, Inc.*	1,653	30,894
HealthSouth Corp.*	4,134	73,048
Healthspring, Inc.*	3,623	197,598
Healthways, Inc.*	1,610	11,045
HMS Holdings Corp.*	5,457	174,515
IPC The Hospitalist Co., Inc.*	990	45,263
Kindred Healthcare, Inc.*	1,805	21,245
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Health Care Providers & Services — (Continued)
Landauer, Inc.	486	$25,029
LHC Group, Inc.*	597	7,659
Magellan Health Services, Inc.*	1,415	70,000
MedQuist Holdings, Inc.*	1,180	11,352
Metropolitan Health Networks, Inc.*	3,555	26,556
Molina Healthcare, Inc.*	1,802	40,239
MWI Veterinary Supply, Inc.*	950	63,118
National HealthCare Corp.(1)	460	19,274
National Research Corp.	210	8,150
Owens & Minor, Inc.	3,456	96,042
PharMerica Corp.*	539	8,182
PSS World Medical, Inc.*	3,622	87,616
RadNet, Inc.*	80	170
Select Medical Holdings Corp.*	2,060	17,469
Skilled Healthcare Group, Inc. — Class A*(1)	1,569	8,567
Sun Healthcare Group, Inc.*	2,163	8,392
Sunrise Senior Living, Inc.*(1)	2,820	18,274
Team Health Holdings, Inc.*	1,140	25,160
The Ensign Group, Inc.	1,329	32,560
The Providence Service Corp.*	510	7,018
Triple-S Management Corp. — Class B*	351	7,027
U.S. Physical Therapy, Inc.	812	15,980
Universal American Corp.	1,093	13,892
WellCare Health Plans, Inc.*	2,580	135,450

		1,831,984

Health Care Technology — 0.6%
Athenahealth, Inc.*(1)	2,200	108,064
Computer Programs & Systems, Inc.	803	41,041
ePocrates, Inc.*	1,390	10,842
Healthstream, Inc.*	700	12,915
MedAssets, Inc.*	2,939	27,186
Medidata Solutions, Inc.*	1,720	37,410
Merge Healthcare, Inc.*	4,820	23,377
Omnicell, Inc.*	1,348	22,269
Quality Systems, Inc.	2,166	80,120
Transcend Services, Inc.*	490	11,628

		374,852

Life Sciences Tools & Services — 0.4%
Affymetrix, Inc.*	3,504	14,331
BG Medicine, Inc.*	210	991
Cambrex Corp.*	2,214	15,897
Complete Genomics, Inc.*(1)	1,700	4,981
Enzo Biochem, Inc.*	2,252	5,045
eResearch Technology, Inc.*	1,143	5,361
Fluidigm Corp.*	100	1,316
Furiex Pharmaceuticals, Inc.*	720	12,031
Harvard Bioscience, Inc.*	650	2,516
Luminex, Corp.*	2,288	48,574
Pacific Biosciences of California, Inc.*	1,380	3,864
Parexel International Corp.*	3,219	66,762
Sequenom, Inc.*(1)	6,412	28,533

		210,202

Pharmaceuticals — 2.0%
Acura Pharmaceuticals, Inc.*(1)	1,700	5,933
Akorn, Inc.*	3,570	39,698
Alimera Sciences, Inc.*	50	63
Ampio Pharmaceuticals, Inc.*	110	470
Auxilium Pharmaceuticals, Inc.*(1)	2,811	56,023
AVANIR Pharmaceuticals, Inc. — Class A*	5,700	11,685
Cadence Pharmaceuticals, Inc.*	1,939	7,659
Columbia Laboratories, Inc.*	1,020	2,550
Corcept Therapeutics, Inc.*(1)	490	1,676
Cornerstone Therapeutics, Inc.*	20	112
Depomed, Inc.*	4,260	22,067
Durect Corp.*	5,105	6,024
Endocyte, Inc.*	940	3,534
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Pharmaceuticals — (Continued)
Hi-Tech Pharmacal Co., Inc.*	580	$22,556
Impax Laboratories, Inc.*	4,390	88,546
ISTA Pharmaceuticals, Inc.*	400	2,820
Jazz Pharmaceuticals, Inc.*	1,640	63,353
Lannett Co., Inc.*	460	2,033
MAP Pharmaceuticals, Inc.*	1,184	15,593
Medicis Pharmaceutical Corp. — Class A	3,797	126,250
Nektar Therapeutics*(1)	6,772	37,889
Neostem, Inc.*	18,520	9,390
Obagi Medical Products, Inc.*	1,610	16,358
Optimer Pharmaceuticals, Inc.*(1)	2,095	25,643
Pain Therapeutics, Inc.*	2,020	7,676
Par Pharmaceutical Cos., Inc.*	1,910	62,514
Pozen, Inc.*	2,145	8,473
Questcor Pharmaceuticals, Inc.*	3,239	134,678
Sagent Pharmaceuticals, Inc.*(1)	320	6,720
Salix Pharmaceuticals, Ltd.*	3,597	172,116
Santarus, Inc.*	3,410	11,287
Sucampo Pharmaceuticals, Inc. — Class A*	892	3,952
The Medicines Co.*	3,119	58,138
ViroPharma, Inc.*	3,034	83,101
Vivus, Inc.*(1)	5,166	50,369
XenoPort, Inc.*	2,664	10,150

		1,177,099

Total Health Care		7,932,015

Industrials — 16.0%
Aerospace & Defense — 2.0%
AAR Corp.	1,586	30,404
Aerovironment, Inc.*	1,034	32,540
American Science & Engineering, Inc.	534	36,371
Astronics Corp.*	870	31,155
Astronics Corp.*	131	4,749
Ceradyne, Inc.*	1,072	28,708
Cubic Corp.	968	42,195
Curtiss-Wright Corp.	1,726	60,979
DigitalGlobe, Inc.*	2,680	45,855
Ducommun, Inc.*	524	6,681
Esterline Technologies Corp.*	1,497	83,787
GenCorp, Inc.*(1)	3,549	18,881
GeoEye, Inc.*	839	18,643
HEICO Corp.(1)	2,771	162,048
Hexcel Corp.*	6,233	150,901
Keyw Holding Corp./The*(1)	450	3,330
Kratos Defense & Security Solutions, Inc.*(1)	1,461	8,722
LMI Aerospace, Inc.*	657	11,530
Moog, Inc. — Class A*	2,036	89,441
National Presto Industries, Inc.(1)	282	26,395
Orbital Sciences Corp.*	1,351	19,630
Taser International, Inc.*(1)	1,201	6,149
Teledyne Technologies, Inc.*	1,874	102,789
Triumph Group, Inc.	1,870	109,301

		1,131,184

Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.*	3,040	14,349
Atlas Air Worldwide Holdings, Inc.*	1,164	44,732
Forward Air Corp.	2,181	69,901
Hub Group, Inc. — Class A*	2,402	77,897
Pacer International, Inc.*(1)	2,385	12,760
Park-Ohio Holdings Corp.*	320	5,709

		225,348

Airlines — 0.5%
Alaska Air Group, Inc.*	1,557	116,915
Allegiant Travel Co.*	734	39,152
Hawaiian Holdings, Inc.*	2,093	12,139
JetBlue Airways Corp.*	9,534	49,577
Republic Airways Holdings, Inc.*	1,241	4,257
SkyWest, Inc.	1,703	21,441
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Airlines — (Continued)
Spirit Airlines, Inc.*	850	$13,260
US Airways Group, Inc.*	6,536	33,137

		289,878

Building Products — 0.6%
AAON, Inc.	1,338	27,416
Ameresco, Inc. — Class A*	770	10,564
American Woodmark Corp.*	645	8,811
Builders FirstSource, Inc.*	2,760	5,630
Gibraltar Industries, Inc.*	1,280	17,869
Griffon Corp.	1,599	14,599
Insteel Industries, Inc.	1,260	13,848
NCI Building Systems, Inc.*	582	6,326
Quanex Building Products Corp.	1,423	21,374
Simpson Manufacturing Co., Inc.	1,211	40,762
Smith (A.O.) Corp.	1,728	69,327
Trex Co., Inc.*	1,199	27,469
Universal Forest Products, Inc.	716	22,103
USG Corp.*(1)	4,020	40,843

		326,941

Commercial Services & Supplies — 2.7%
ABM Industries, Inc.	2,319	47,818
ACCO Brands Corp.*	2,470	23,836
American Reprographics Co.*	668	3,066
Casella Waste Systems, Inc. — Class A*	1,750	11,200
Cenveo, Inc.*(1)	4,333	14,732
Clean Harbors, Inc.*	3,044	193,994
CompX International, Inc.	70	1,031
Consolidated Graphics, Inc.*	502	24,237
Courier Corp.	104	1,220
Deluxe Corp.	3,705	84,326
EnergySolutions, Inc.*	5,681	17,554
EnerNOC, Inc.*(1)	834	9,066
Ennis, Inc.	1,159	15,449
Fuel Tech, Inc.*	1,231	8,100
G & K Services, Inc. — Class A	994	28,935
Healthcare Services Group, Inc.	4,045	71,556
Herman Miller, Inc.(1)	3,335	61,531
HNI Corp.	3,153	82,293
Innerworkings, Inc.*	1,930	17,968
Interface, Inc. — Class A	3,875	44,717
Intersections, Inc.	80	887
Kimball International, Inc. — Class B	2,470	12,523
Knoll, Inc.	3,052	45,322
McGrath RentCorp	1,520	44,065
Metalico, Inc.*	673	2,214
Mine Safety Appliances Co.	1,763	58,391
Mobile Mini, Inc.*	1,818	31,724
Multi-Color Corp.	681	17,522
NL Industries, Inc.	842	10,921
Quad/Graphics, Inc.(1)	1,030	14,770
Rollins, Inc.	4,381	97,346
Schawk, Inc.	343	3,845
Standard Parking Corp.*	588	10,508
Steelcase, Inc. — Class A	2,860	21,336
Swisher Hygiene, Inc.*	5,240	19,598
Sykes Enterprises, Inc.*	2,232	34,953
Team, Inc.*	1,274	37,902
Tetra Tech, Inc.*	2,614	56,436
The Brink’s Co.	2,790	74,995
The GEO Group, Inc.*	3,158	52,896
TMS International Corp. — Class A*	200	1,976
Unifirst Corp.	588	33,363
United Stationers, Inc.	2,448	79,707
US Ecology, Inc.	804	15,099
Viad Corp.	1,135	19,840

		1,560,768

Construction & Engineering — 0.7%
Aegion Corp.*	1,283	19,681
Argan, Inc.(1)	160	2,434
Comfort Systems USA, Inc.	351	3,763
Dycom Industries, Inc.*	1,557	32,572
EMCOR Group, Inc.	2,972	79,679
Furmanite Corp.*	2,481	15,655
Granite Construction, Inc.	1,610	38,189
Great Lakes Dredge & Dock Corp.	2,646	14,712
Layne Christensen Co.*	1,050	25,410
MasTec, Inc.*	3,264	56,696
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Construction & Engineering — (Continued)
MYR Group, Inc.*	1,100	$21,054
Northwest Pipe Co.*	401	9,167
Orion Marine Group, Inc.*	268	1,782
Pike Electric Corp.*	1,200	8,628
Primoris Services Corp.	2,220	33,145
Sterling Construction Co., Inc.*	485	5,223
Tutor Perini Corp.*	1,541	19,016

		386,806

Electrical Equipment — 1.2%
A123 Systems, Inc.*	4,740	7,631
Acuity Brands, Inc.	2,673	141,669
American Superconductor Corp.*(1)	815	3,007
AZZ, Inc.	987	44,849
Belden, Inc.	2,984	99,308
Brady Corp. — Class A	2,289	72,264
Broadwind Energy, Inc.*	12,360	8,405
Capstone Turbine Corp.*(1)	9,640	11,182
Encore Wire Corp.	417	10,800
EnerSys, Inc.*	2,647	68,743
Franklin Electric Co., Inc.	1,586	69,086
FuelCell Energy, Inc.*	654	570
Generac Holdings, Inc.*	1,060	29,712
Global Power Equipment Group, Inc.*	370	8,787
Hoku Corp.*(1)	4,950	2,870
II-VI, Inc.*	3,484	63,966
LSI Industries, Inc.	1,623	9,738
Powell Industries, Inc.*	309	9,666
PowerSecure International, Inc.*	616	3,049
Preformed Line Products Co.	194	11,574
Thermon Group Holdings, Inc.*	930	16,387
Valence Technology, Inc.*	320	314
Vicor Corp.	1,899	15,116

		708,693

Industrial Conglomerates — 0.2%
Raven Industries, Inc.	1,211	74,961
Seaboard Corp.*	17	34,612
Standex International Corp.	698	23,851

		133,424

Machinery — 3.5%
Accuride Corp.*	1,350	9,612
Actuant Corp. — Class A	3,620	82,138
Alamo Group, Inc.	699	18,824
Albany International Corp. — Class A	1,310	30,287
Altra Holdings, Inc.*	1,753	33,009
American Railcar Industries, Inc.*	219	5,241
Ampco-Pittsburgh Corp.	586	11,333
Astec Industries, Inc.*	571	18,392
Barnes Group, Inc.	2,535	61,119
Blount International, Inc.*	3,810	55,321
Briggs & Stratton Corp.(1)	1,878	29,090
Cascade Corp.	503	23,727
Chart Industries, Inc.*	1,799	97,272
CIRCOR International, Inc.	858	30,296
Clarcor, Inc.	3,238	161,868
Colfax Corp.*(1)	1,665	47,419
Columbus McKinnon Corp.*	855	10,850
Commercial Vehicle Group, Inc.*	1,240	11,210
Douglas Dynamics, Inc.	510	7,456
Dynamic Materials Corp.	675	13,351
Energy Recovery, Inc.*	2,459	6,344
EnPro Industries, Inc.*	1,397	46,073
ESCO Technologies, Inc.	1,092	31,428
Federal Signal Corp.*	1,929	8,005
Flow International, Corp.*	1,261	4,413
FreightCar America, Inc.*	423	8,862
Graham Corp.	665	14,923
Greenbrier Cos., Inc.*	1,270	30,836
John Bean Technologies Corp.	1,460	22,440
Kadant, Inc.*	714	16,144
Kaydon Corp.	952	29,036
L.B. Foster Co. — Class A	306	8,657
Lindsay Corp.	868	47,645
Meritor, Inc.*	6,150	32,718
Met-Pro Corp.(1)	1,500	13,560
Middleby Corp.*	1,254	117,926
Miller Industries, Inc.	800	12,584
Mueller Industries, Inc.	1,776	68,234
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Machinery — (Continued)
Mueller Water Products, Inc. — Class A(1)	6,500	$15,860
NACCO Industries, Inc. — Class A	216	19,272
NN, Inc.*	1,960	11,760
Omega Flex, Inc.*	150	2,119
PMFG, Inc.*(1)	1,577	30,767
RBC Bearings, Inc.*	1,547	64,510
Robbins & Myers, Inc.	1,719	83,457
Sauer-Danfoss, Inc.*	954	34,544
Sun Hydraulics Corp.(1)	1,387	32,497
Tecumseh Products Co. — Class A*	1,102	5,179
Tennant Co.	1,411	54,846
The Gorman-Rupp Co.(1)	980	26,607
Titan International, Inc.(1)	2,745	53,418
Trimas Corp.*	1,350	24,232
Twin Disc, Inc.	493	17,906
Wabash National Corp.*	3,490	27,362
Watts Water Technologies, Inc. — Class A	1,234	42,215
Woodward Governor Co.	4,111	168,263
Xerium Technologies, Inc.*	200	1,308

		1,993,765

Marine — 0.0%
Baltic Trading, Ltd.*	2,070	9,833
Eagle Bulk Shipping, Inc.*	2,288	2,156
Excel Maritime Carriers, Ltd.*(1)	4,260	6,177
Genco Shipping & Trading, Ltd.*(1)	499	3,373
International Shipholding Corp.	45	841
Ultrapetrol Bahamas, Ltd.*(1)	1,180	3,516

		25,896

Professional Services — 1.6%
Acacia Research — Acacia Technologies*	2,440	89,084
Barrett Business Services, Inc.	910	18,164
CBIZ, Inc.*(1)	597	3,648
CDI Corp.	1,113	15,371
CoStar Group, Inc.*(1)	1,739	116,043
CRA International, Inc.*	657	13,035
Dolan Media Co.*	1,269	10,812
Exponent, Inc.*	967	44,453
Franklin Covey Co.*	350	2,965
FTI Consulting, Inc.*	1,260	53,449
GP Strategies Corp.*	1,400	18,872
Heidrick & Struggles International, Inc.	900	19,386
Hill International, Inc.*	1,739	8,938
Hudson Highland Group, Inc.*	540	2,587
Huron Consulting Group, Inc.*	1,582	61,287
ICF International, Inc.*	1,037	25,697
Inspeity, Inc.	1,461	37,036
Kelly Services, Inc. — Class A	747	10,219
Kforce, Inc.*	2,273	28,026
Korn/Ferry International*	1,474	25,146
Mistras Group, Inc.*	780	19,882
Navigant Consulting, Inc.*	822	9,379
Odyssey Marine Exploration, Inc.*(1)	3,200	8,768
On Assignment, Inc.*	1,615	18,056
Pendrell Corp.*	9,090	23,270
Resources Connection, Inc.	1,485	15,726
RPX Corp.*	730	9,234
The Advisory Board Co.*	998	74,062
The Corporate Executive Board Co.	2,350	89,535
Trueblue, Inc.*	2,341	32,493
VSE Corp.	336	8,158

		912,781

Road & Rail — 1.4%
Amerco, Inc.	492	43,493
Arkansas Best Corp.	1,276	24,589
Avis Budget Group, Inc.*(1)	7,400	79,328
Celadon Group, Inc.	728	8,598
Dollar Thrifty Automotive Group, Inc.*(1)	1,750	122,955
Genesee & Wyoming, Inc. — Class A*	2,647	160,355
Heartland Express, Inc.(1)	2,698	38,554
Knight Transportation, Inc.	3,917	61,262
Marten Transport, Ltd.	729	13,115
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Road & Rail — (Continued)
Old Dominion Freight Line, Inc.*	3,240	$131,317
Patriot Transportation Holding, Inc.*	250	5,425
Quality Distribution, Inc.*	50	562
RailAmerica, Inc.*	1,320	19,655
Roadrunner Transportation Systems, Inc.*	150	2,119
Saia, Inc.*	539	6,727
Swift Transportation Co.*	2,890	23,814
Universal Truckload Services, Inc.	380	6,897
Werner Enterprises, Inc.	2,401	57,864
Zipcar, Inc.*	670	8,991

		815,620

Trading Companies & Distributors — 1.2%
Aceto Corp.	1,663	11,475
Aircastle, Ltd.*	2,575	32,754
Applied Industrial Technologies, Inc.	2,830	99,531
Beacon Roofing Supply, Inc.*	2,414	48,835
CAI International, Inc.*	990	15,305
DXP Enterprises, Inc.*	640	20,608
H&E Equipment Services, Inc.*	1,075	14,427
Houston Wire & Cable Co.	1,199	16,570
Interline Brands, Inc.*	1,128	17,563
Kaman Corp.	1,792	48,957
Lawson Products, Inc.	430	6,635
RSC Holdings, Inc.*	2,744	50,764
Rush Enterprises, Inc. — Class A*	1,160	24,267
SeaCube Container Leasing Ltd.*	330	4,887
TAL International Group, Inc.(1)	1,769	50,930
Textainer Group Holdings, Ltd.*	854	24,868
Titan Machinery, Inc.*	690	14,994
United Rentals, Inc.*(1)	3,120	92,196
Watsco, Inc.*	1,783	117,072

		712,638

Total Industrials		9,223,742

Information Technology — 18.5%
Communications Equipment — 2.1%
Adtran, Inc.	4,011	120,972
Anaren, Inc.*	1,241	20,625
Arris Group, Inc.*	5,621	60,819
Aruba Networks, Inc.*	5,215	96,582
Aviat Networks, Inc.*	5,548	10,153
Bel Fuse, Inc. — Class B	397	7,444
Black Box Corp.	528	14,805
Blue Coat Systems, Inc.*	2,244	57,110
Calix, Inc.*	2,134	13,807
Comtech Telecommunications Corp.	739	21,150
Dialogic, Inc.*	240	288
Digi International, Inc.*	812	9,062
Emcore Corp.*	11,590	9,994
Emulex Corp.*	2,470	16,944
Extreme Networks, Inc.*	3,736	10,909
Finisar Corp.*	5,300	88,749
Globecomm Systems, Inc.*	1,996	27,305
Harmonic, Inc.*	3,812	19,213
Infinera Corp.*(1)	5,136	32,254
InterDigital, Inc.(1)	2,878	125,394
Ixia*	2,555	26,853
KVH Industries, Inc.*	1,690	13,148
Loral Space & Communications, Inc.*	511	33,154
Meru Networks, Inc.*(1)	1,250	5,163
Netgear, Inc.*	2,607	87,517
Oclaro, Inc.*	400	1,128
Oplink Communications, Inc.*	811	13,357
Opnext, Inc.*	3,388	2,737
Plantronics, Inc.	2,096	74,701
Powerwave Technologies, Inc.*	1,268	2,637
Procera Networks, Inc.*	230	3,583
ShoreTel, Inc.*	3,330	21,245
Sonus Networks, Inc.*	3,560	8,544
Sycamore Networks, Inc.*	1,435	25,687
Symmetricom, Inc.*	3,128	16,860
Tekelec*	1,963	21,456
Viasat, Inc.*	1,872	86,337

		1,207,686

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Computers & Peripherals — 0.7%
3-D Systems Corp.*	3,030	$43,632
Avid Technology, Inc.*	1,047	8,931
Cray, Inc.*	660	4,270
Electronics for Imaging, Inc.*	2,098	29,897
Imation Corp.*	2,568	14,715
Immersion Corp.*	1,927	9,982
Intermec, Inc.*	2,372	16,272
Intevac, Inc.*	486	3,596
Novatel Wireless, Inc.*	2,481	7,766
OCZ Technology Group, Inc.*(1)	2,440	16,128
Quantum Corp.*	8,960	21,504
Silicon Graphics International Corp.*(1)	2,050	23,493
STEC, Inc.*	2,796	24,018
Stratasys, Inc.*	1,600	48,656
Super Micro Computer, Inc.*	1,918	30,074
Synaptics, Inc.*	1,843	55,566
Xyratex Ltd.*(1)	1,660	22,111

		380,611

Electronic Equipment, Instruments & Components — 2.7%
Aeroflex Holding Corp.*	760	7,782
Agilysys, Inc.*	80	636
Anixter International, Inc.*	1,585	94,529
Badger Meter, Inc.	958	28,194
Benchmark Electronics, Inc.*	2,020	27,209
Brightpoint, Inc.*	4,055	43,632
Checkpoint Systems, Inc.*	1,723	18,850
Cognex Corp.	2,580	92,338
Coherent, Inc.*	1,474	77,046
CTS Corp.	988	9,090
Daktronics, Inc.	1,458	13,953
DDi Corp.	400	3,732
DTS, Inc.*	1,027	27,975
Echelon Corp.*	2,929	14,264
Electro Rent Corp.	1,504	25,794
Electro Scientific Industries, Inc.*	503	7,283
eMagin Corp.*	90	333
Fabrinet*	1,440	19,699
FARO Technologies, Inc.*	1,223	56,258
FEI Co.*	2,512	102,439
GSI Group, Inc.*	670	6,854
Insight Enterprises, Inc.*	2,600	39,754
Kemet Corp.*	1,670	11,774
Littelfuse, Inc.	1,515	65,115
Maxwell Technologies, Inc.*	1,758	28,550
Measurement Specialties, Inc.*	1,331	37,215
Mercury Computer Systems, Inc.*	995	13,224
Methode Electronics, Inc.	1,387	11,498
Microvision, Inc.*(1)	7,640	2,751
MTS Systems Corp.	1,220	49,715
Multi-Fineline Electronix, Inc.*	683	14,036
NeoPhotonics Corp.*(1)	350	1,603
Newport Corp.*	2,532	34,461
OSI Systems, Inc.*	1,319	64,341
Park Electrochemical Corp.	322	8,250
PC Connection, Inc.	1,259	13,962
Plexus Corp.*	2,018	55,253
Power-One, Inc.*	5,430	21,231
Pulse Electronics Corp.	3,242	9,078
Radisys Corp.*	2,192	11,092
RealD, Inc.*(1)	2,500	19,850
Richardson Electronics, Ltd.	1,100	13,519
Rofin-Sinar Technologies, Inc.*	1,223	27,946
Rogers Corp.*	1,032	38,040
Sanmina-SCI Corp.*	3,910	36,402
ScanSource, Inc.*	1,531	55,116
Synnex Corp.*	1,172	35,699
TTM Technologies, Inc.*	2,289	25,087
Universal Display Corp.*(1)	2,117	77,673
Viasystems Group, Inc.*	20	338
Vishay Precision Group, Inc.*	480	7,670
X-Rite, Inc.*	1,580	7,331
Zygo Corp.*	1,350	23,827

		1,539,291

Internet Software & Services — 1.9%
Ancestry.com, Inc.*(1)	1,770	40,639
comScore, Inc.*	2,045	43,354
Constant Contact, Inc.*(1)	1,603	37,206
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Internet Software & Services — (Continued)
Cornerstone OnDemand, Inc.*	600	$10,944
DealerTrack Holdings, Inc.*	2,868	78,182
Demand Media, Inc.*	60	399
Dice Holdings, Inc.*	3,370	27,937
Digital River, Inc.*	1,891	28,403
Earthlink, Inc.	4,933	31,769
Envestnet, Inc.*	1,560	18,658
InfoSpace, Inc.*	514	5,649
Internap Network Services Corp.*	3,975	23,611
Intralinks Holdings, Inc.*	1,460	9,110
J2 Global, Inc.	2,895	81,465
Keynote Systems, Inc.	829	17,028
Kit Digital, Inc.*(1)	2,390	20,196
Limelight Networks, Inc.*	4,342	12,852
Liquidity Services, Inc.*	900	33,210
LivePerson, Inc.*	4,160	52,208
LogMeIn, Inc.*	1,550	59,752
LoopNet, Inc.*	1,022	18,682
Marchex, Inc. — Class B(1)	405	2,531
ModusLink Global Solutions, Inc.	1,459	7,879
Move, Inc.*(1)	2,590	16,369
NIC, Inc.	4,083	54,345
OpenTable, Inc.*(1)	1,300	50,869
Openwave Systems, Inc.*	770	1,217
Perficient, Inc.*	1,026	10,270
QuinStreet, Inc.*	1,360	12,730
Realnetworks, Inc.	719	5,394
Responsys, Inc.*	380	3,378
RightNow Technologies, Inc.*	1,541	65,847
Saba Software, Inc.*	1,920	15,149
SciQuest, Inc.*	530	7,563
SPS Commerce, Inc.*	20	519
Stamps.com, Inc.*	810	21,165
support.com, Inc.*	731	1,645
TechTarget, Inc.*	1,335	7,796
The Active Network, Inc.*(1)	890	12,104
Travelzoo, Inc.*(1)	620	15,240
United Online, Inc.	2,573	13,997
ValueClick, Inc.*	5,549	90,393
Vocus, Inc.*	994	21,957
Web.com Group, Inc.*	1,110	12,710
XO Group, Inc.*	1,994	16,630
Zix Corp.*	3,220	9,080

		1,128,031

IT Services — 2.2%
Acxiom Corp.*	3,271	39,939
CACI International, Inc. — Class A*(1)	1,323	73,982
Cardtronics, Inc.*	2,360	63,862
Cass Information Systems, Inc.	280	10,189
CIBER, Inc.*	1,332	5,142
Computer Task Group, Inc.*	1,060	14,925
Convergys Corp.*	3,610	46,100
CSG Systems International, Inc.*	2,150	31,626
Echo Global Logistics, Inc.*(1)	1,180	19,057
Euronet Worldwide, Inc.*	2,636	48,713
ExlService Holdings, Inc.*	1,185	26,508
Forrester Research, Inc.*	1,075	36,485
Global Cash Access Holdings, Inc.*	2,131	9,483
Heartland Payment Systems, Inc.	2,399	58,440
Higher One Holdings, Inc.*(1)	1,450	26,738
iGate Corp.*	2,038	32,058
Jack Henry & Associates, Inc.	5,639	189,527
Lionbridge Technologies, Inc.*	6,910	15,824
Mantech International Corp. — Class A	831	25,960
MAXIMUS, Inc.	2,444	101,059
MoneyGram International, Inc.*	737	13,082
NCI, Inc. — Class A*	722	8,411
Sapient Corp.	7,690	96,894
ServiceSource International, Inc.*	240	3,766
Syntel, Inc.	875	40,924
Teletech Holdings, Inc.*	2,008	32,530
The Hackett Group, Inc.*	3,913	14,635
TNS, Inc.*	1,256	22,256
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
    Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
IT Services — (Continued)
Unisys Corp.*	2,241	$44,170
Virtusa Corp.*	1,109	16,058
Wright Express Corp.*	2,376	128,969

		1,297,312

Semiconductors & Semiconductor Equipment — 3.7%
Advanced Energy Industries, Inc.*	2,122	22,769
Alpha & Omega Semiconductor, Ltd.*	130	950
Amkor Technology, Inc.*	5,354	23,343
Amtech Systems, Inc.*	70	596
ANADIGICS, Inc.*	5,660	12,395
Applied Micro Circuits Corp.*	3,894	26,168
ATMI, Inc.*	1,572	31,487
Axcelis Technologies, Inc.*	1,870	2,487
AXT, Inc.*	1,540	6,422
Brooks Automation, Inc.	2,324	23,867
Cabot Microelectronics Corp.*	1,131	53,440
Cavium, Inc.*	2,784	79,149
Ceva, Inc.*	1,662	50,292
Cirrus Logic, Inc.*	4,450	70,532
Cohu, Inc.	843	9,568
CSR PLC*	870	9,937
Cymer, Inc.*	1,666	82,900
Diodes, Inc.*	2,255	48,032
DSP Group, Inc.*	1,625	8,466
Entegris, Inc.*	7,800	68,055
Entropic Communications, Inc.*	4,530	23,148
Exar Corp.*	1,840	11,960
FormFactor, Inc.*	2,571	13,009
FSI International, Inc.*	150	549
GSI Technology, Inc.*	440	2,059
GT Advanced Technologies, Inc.* (1)	6,864	49,695
Hittite Microwave Corp.*	2,128	105,081
Inphi Corp.*	1,090	13,036
Integrated Device Technology, Inc.*	7,540	41,168
Integrated Silicon Solution, Inc.*	1,000	9,140
IXYS Corp.*	1,532	16,592
Kopin Corp.* (1)	3,208	12,447
Kulicke & Soffa Industries, Inc.*	3,810	35,243
Lattice Semiconductor Corp.*	7,300	43,362
LTX-Credence Corp.*	2,733	14,622
MaxLinear, Inc. — Class A*	1,510	7,173
Micrel, Inc.	2,356	23,819
Microsemi Corp.* (1)	5,702	95,508
Mindspeed Technologies, Inc.*	3,340	15,297
MIPS Technologies, Inc.*	2,380	10,615
MKS Instruments, Inc.	2,489	69,244
Monolithic Power Systems, Inc.*	667	10,052
MoSys, Inc.*	3,950	16,590
Nanometrics, Inc.*	1,220	22,472
Netlogic Microsystems, Inc.*	4,204	208,392
NVE Corp.* (1)	299	16,603
Omnivision Technologies, Inc.*	4,011	49,075
PDF Solutions, Inc.*	810	5,646
Pericom Semiconductor Corp.*	513	3,904
Photronics, Inc.*	1,560	9,485
PLX Technology, Inc.*	3,203	9,193
Power Integrations, Inc. (1)	1,674	55,510
Rambus, Inc.*	6,560	49,528
RF Micro Devices, Inc.*	12,600	68,040
Rubicon Technology, Inc.*	702	6,592
Rudolph Technologies, Inc.*	1,177	10,899
Semtech Corp.*	4,130	102,507
Sigma Designs, Inc.*	1,225	7,350
Silicon Image, Inc.*	5,445	25,592
Spansion, Inc. — Class A*	860	7,121
Standard Microsystems Corp.*	524	13,503
STR Holdings, Inc.* (1)	500	4,115
Tessera Techonologies, Inc.*	1,446	24,221
TriQuint Semiconductor, Inc.*	11,315	55,104
Ultra Clean Holdings*	540	3,299
Ultratech, Inc.*	1,721	42,285
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Semiconductors & Semiconductor Equipment — (Continued)
Veeco Instruments, Inc.*(1)	2,160	$44,928
Volterra Semiconductor Corp.*	892	22,844

		2,138,472

Software — 5.2%
Accelrys, Inc.*	2,169	14,576
ACI Worldwide, Inc.*	2,474	70,855
Actuate Corp.*	1,033	6,053
Advent Software, Inc.*(1)	2,184	53,202
American Software, Inc. — Class A	954	9,015
Aspen Technology, Inc.*	4,750	82,412
Blackbaud, Inc.	3,182	88,141
Bottomline Technologies, Inc.*	2,467	57,160
BroadSoft, Inc.*	1,330	40,166
Callidus Software, Inc.*(1)	1,750	11,235
CommVault Systems, Inc.*	2,841	121,368
Concur Technologies, Inc.*(1)	2,823	143,380
Convio, Inc.*	880	9,733
Deltek, Inc.*(1)	1,655	16,252
DemandTec, Inc.*	2,255	29,698
Digimarc Corp.*	650	15,528
Ebix, Inc.(1)	1,898	41,946
Ellie Mae, Inc.*	390	2,204
EPIQ Systems, Inc.	1,181	14,196
Fair Isaac Corp.	2,034	72,899
FalconStor Software, Inc.*(1)	2,261	5,833
Glu Mobile, Inc.*	290	911
Guidance Software, Inc.*	680	4,406
Interactive Intelligence Group, Inc.*	1,023	23,447
JDA Software Group, Inc.*	1,810	58,626
Kenexa Corp.*	1,918	51,211
Magma Design Automation, Inc.*	4,590	32,956
Manhattan Associates, Inc.*	1,465	59,303
Mentor Graphics Corp.*	5,418	73,468
MicroStrategy, Inc. — Class A*	549	59,468
Monotype Imaging Holdings, Inc.*	2,468	38,476
Motricity, Inc.*(1)	3,760	3,384
Netscout Systems, Inc.*	2,421	42,610
NetSuite, Inc.*	1,703	69,057
Opnet Technologies, Inc.	809	29,666
Parametric Technology Corp.*	7,357	134,339
Pegasystems, Inc.(1)	709	20,845
Progress Software Corp.*	3,814	73,801
PROS Holdings, Inc.*	866	12,886
QAD, Inc. — Class A*	607	6,374
QLIK Technologies, Inc.*	4,320	104,544
Quest Software, Inc.*	3,185	59,241
RealPage, Inc.*	1,680	42,454
Rosetta Stone, Inc.*(1)	1,140	8,698
S1 Corp.*	6,497	62,176
Seachange International, Inc.*	2,330	16,380
Smith Micro Software, Inc.*	2,429	2,745
SolarWinds, Inc.*	3,460	96,707
Sourcefire, Inc.*	2,048	66,314
SRS Labs, Inc.*	1,590	9,142
SuccessFactors, Inc.*	5,388	214,820
Synchronoss Technologies, Inc.*	1,679	50,723
Take-Two Interactive Software, Inc.*	5,061	68,577
Taleo Corp. — Class A*	2,741	106,049
TeleCommunication Systems, Inc. — Class A*	3,572	8,394
TeleNav, Inc.*	770	6,014
The Ultimate Software Group, Inc.*	1,617	105,299
THQ, Inc.*	623	473
TiVo, Inc.*	7,660	68,710
Tyler Technologies, Inc.*	1,819	54,770
Vasco Data Security International, Inc.*	2,265	14,768
Verint Systems, Inc.*	1,110	30,569
VirnetX Holding Corp.*(1)	2,570	64,173
Wave Systems Corp. — Class A*(1)	3,040	6,597
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Software — (Continued)
Websense, Inc.*	2,751	$51,526

		3,020,949

Total Information Technology		10,712,352

Materials — 4.4%
Chemicals — 2.0%
A. Schulman, Inc.	1,618	34,269
American Vanguard Corp.	304	4,055
Balchem Corp.	1,840	74,594
Calgon Carbon Corp.*	2,211	34,735
Chemtura Corp.*	5,290	59,989
Ferro Corp.*	3,032	14,826
Flotek Industries, Inc.* (1)	2,060	20,518
Futurefuel Corp.	810	10,060
Georgia Gulf Corp.*	1,190	23,193
H.B. Fuller Co.	2,109	48,739
Hawkins, Inc.	640	23,590
Innophos Holdings, Inc.	1,455	70,655
Innospec, Inc.*	1,180	33,123
Koppers Holdings, Inc.	1,074	36,903
Kraton Performance Polymers, Inc.*	1,660	33,698
Landec Corp.*	1,667	9,202
LSB Industries, Inc.*	1,251	35,065
Minerals Technologies, Inc.	975	55,117
NewMarket Corp.	606	120,055
Olin Corp.	4,145	81,449
OM Group, Inc.*	1,406	31,480
Omnova Solutions, Inc.*	2,000	9,220
PolyOne Corp.	6,019	69,519
Quaker Chemical Corp.	922	35,857
Senomyx, Inc.*	1,770	6,160
Sensient Technologies Corp.	2,172	82,319
Stepan Co.	389	31,182
TPC Group, Inc.*	710	16,564
Tredegar Corp.	750	16,665
Zep, Inc.	904	12,638
Zoltek Cos., Inc.* (1)	457	3,482

		1,138,921

Construction Materials — 0.2%
Eagle Materials, Inc.	2,440	62,611
Headwaters, Inc.*	965	2,142
Texas Industries, Inc.*	1,210	37,244
United States Lime & Minerals, Inc.*	246	14,787

		116,784

Containers & Packaging — 0.2%
AEP Industries, Inc.*	297	8,360
Boise, Inc.	3,180	22,642
Graphic Packaging Holding Co.*	11,000	46,860
Myers Industries, Inc.	1,542	19,028

		96,890

Metals & Mining — 1.4%
A.M. Castle & Co.*	650	6,149
AMCOL International Corp.	1,120	30,072
Century Aluminum Co.*	1,500	12,765
Coeur d’Alene Mines Corp. — Class A*	4,280	103,319
General Moly, Inc.* (1)	6,200	19,158
Globe Specialty Metals, Inc.	4,530	60,657
Gold Resource Corp. (1)	1,810	38,462
Golden Minerals Co.* (1)	1,130	6,565
Golden Star Resources, Ltd.* (1)	12,480	20,592
Haynes International, Inc.	834	45,536
Hecla Mining Co.	18,938	99,046
Horsehead Holding Corp.*	2,368	21,336
Jaguar Mining, Inc.*	1,860	11,867
Kaiser Aluminum Corp.	1,081	49,596
Materion Corp.*	772	18,744
Metals USA Holdings Corp.*	330	3,713
MIidway Gold Corp.*	2,730	5,760
Noranda Aluminium Holding Corp.	2,130	17,573
Olympic Steel, Inc.	625	14,575
Paramount Gold and Silver Corp.*	6,430	13,760
Revett Minerals, Inc.*	130	614
RTI International Metals, Inc.*	1,572	36,486
Stillwater Mining Co.*	6,414	67,090
Thompson Creek Metals Co., Inc.*	6,300	43,848
Universal Stainless & Alloy*	226	8,443
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Metals & Mining — (Continued)
US Energy Corp.*	190	$553
US Gold Corp.* (1)	8,030	26,981
Vista Gold Corp.*	770	2,364
Worthington Industries, Inc.	3,079	50,434

		836,058

Paper & Forest Products — 0.6%
Buckeye Technologies, Inc.	2,028	67,816
Clearwater Paper Corp.*	1,304	46,435
Deltic Timber Corp.	595	35,932
Glatfelter	1,863	26,306
KapStone Paper and Packaging Corp.*	2,280	35,887
Louisiana-Pacific Corp.*	5,916	47,742
Neenah Paper, Inc.	461	10,290
Schweitzer-Mauduit International, Inc.	844	56,092
Verso Paper Corp.*	6,550	6,288
Wausau Paper Corp.	3,310	27,341

		360,129

Total Materials		2,548,782

Telecommunication Services — 0.8%
Diversified Telecommunication Services — 0.7%
8x8, Inc.* (1)	3,390	10,746
AboveNet, Inc.*	1,530	99,465
Alaska Communications Systems Group, Inc. (1)	2,264	6,815
Atlantic Tele-Network, Inc.	400	15,620
Cbeyond, Inc.*	2,049	16,412
Cincinnati Bell, Inc.*	11,700	35,451
Cogent Communications Group, Inc.*	2,993	50,552
Consolidated Communications Holdings, Inc.	1,419	27,032
Fairpoint Communications, Inc.* (1)	30	130
General Communication, Inc. — Class A*	3,152	30,858
Globalstar, Inc.*	1,770	956
HickoryTech Corp.	790	8,753
IDT Corp. — Class B	1,200	11,256
Iridium Communications, Inc.* (1)	2,960	22,822
Lumos Networks Corp.	638	9,779
Neutral Tandem, Inc.*	1,350	14,431
SureWest Communications	350	4,211
Towerstream Corp.* (1)	310	651
Vonage Holdings Corp.*	5,710	13,990
Windstream Corp.	957	11,235

		391,165

Wireless Telecommunication Services — 0.1%
Leap Wireless International, Inc.*	2,740	25,454
NTELOS Holdings Corp.	637	12,982
Shenandoah Telecommunications Co.	1,866	19,556
USA Mobility, Inc.	1,178	16,339

		74,331

Total Telecommunication Services		465,496

Utilities — 2.9%
Electric Utilities — 1.2%
ALLETE, Inc.	1,516	63,642
Central Vermont Public Service Corp.	414	14,531
Cleco Corp. (1)	2,895	110,299
El Paso Electric Co.	2,120	73,437
IDACORP, Inc.	2,372	100,597
MGE Energy, Inc.	949	44,385
PNM Resources, Inc.	3,717	67,761
Portland General Electric Co.	3,107	78,576
The Empire District Electric Co.*	1,806	38,089
UIL Holdings Corp.	1,866	66,000
UniSource Energy Corp.	1,035	38,212
Unitil Corp.	430	12,203

		707,732

Gas Utilities — 1.1%
AGL Resources, Inc.	1,633	69,011
Chesapeake Utilities Corp.	660	28,611
New Jersey Resources Corp.	1,727	84,968
Northwest Natural Gas Co.	968	46,396
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Gas Utilities — (Continued)
Piedmont Natural Gas Co.	3,254	$110,571
South Jersey Industries, Inc.	1,481	84,136
Southwest Gas Corp.	2,198	93,393
The Laclede Group, Inc.	1,118	45,245
WGL Holdings, Inc.	2,140	94,631

		656,962

Independent Power Producers & Energy Traders — 0.1%
Atlantic Power Corp. (1)	1,130	16,159
Dynegy, Inc.*	6,030	16,703
Genie Energy, Ltd.	1,200	9,516
Ormat Technologies, Inc.* (1)	820	14,785

		57,163

Multi-Utilities — 0.4%
Avista Corp.	2,048	52,736
Black Hills Corp.	1,788	60,041
CH Energy Group, Inc.	695	40,574
NorthWestern Corp.	1,649	59,018

		212,369

Water Utilities — 0.1%
American States Water Co.	497	17,345
Artesian Resources Corp. — Class A (1)	40	753
Cadiz, Inc.* (1)	936	9,014
Connecticut Water Service, Inc.	63	1,709
Consolidated Water Co., Ltd.	907	7,782
Middlesex Water Co.	241	4,497
Pennichuck Corp.	50	1,442
SJW Corp. (1)	378	8,936
York Water Co.	230	4,057

		55,535

Total Utilities		1,689,761

Total Common Stock (Cost $41,951,147)		57,789,730

RIGHTS* — 0.0%
Cllinical Data, Inc.-Rts	845	$—
Lexicon Pharmaceuticals, Inc.	3,810	—

Total Rights (Cost $0)		—

CALL WARRANTS* — 0.0%
Greenhunter Energy, Inc. — Expires 09/15/11	48	—
Magnum Hunter Wts, Inc. — Expires 10/14/2013	1,145	—
Vector Group, Ltd.	3,960	—

Total Call Warrants (Cost $0)		—

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 12.8%
BlackRock Liquidity Funds TempFund Portfolio – Institutional Series (Cost $7,406,140) (3)	7,406,140	7,406,140

TOTAL INVESTMENTS — 112.9% (Cost $49,357,287) (2)		$65,195,870
LIABILITIES IN EXCESS OF OTHER ASSETS — (12.9)%		(7,424,721)

NET ASSETS — 100.0%		$57,771,149

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Small-Cap Strategy Fund
     Investments / December 31, 2011 (Unaudited) — continued

*	Non-income producing security.

(1)	Security partially or fully on loan.

(2)	At December 31, 2011, the market value of securities on loan for the Small-Cap Strategy was $7,181,282.

(3)	See Note 6 in the Notes to Financial Statements.

†	The cost for Federal income tax purposes is $51,078,740. At December 31, 2011 net unrealized appreciation was $14,117,130. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $18,386,552, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $4,269,422.
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements:

			Level 2 —	Level 3 —
	Total	Level 1 —	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
Common Stock	$57,789,730	$57,789,730	$—	$—
Rights	—	—	—	—
Call Warrants	—	—	—	—
Short-Term Investment Held As Collateral For Loaned Securities	7,406,1440	7,406,140	—	—

Total	$65,195,870	$65,195,870	$—	$—

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

		Value
	Shares	(Note 2)
COMMON STOCK — 94.3%
ARGENTINA — 0.2%
Banco Macro SA — ADR	1,400	$27,300
BBVA Banco Francés SA — ADR	5,120	24,935
Cresud SA — ADR(1)	9,926	113,057
Grupo Financiero Galicia SA — ADR	5,000	29,650
MercadoLibre, Inc.	1,800	143,172
Petrobras Energia SA — ADR	5,618	70,899
Telecom Argentina SA — ADR	4,250	75,990
Transportadora de Gas del Sur SA — ADR	10,400	31,304

Total Argentina		516,307

AUSTRALIA — 4.6%
Adelaide Brighton, Ltd.	25,579	75,609
Alumina, Ltd.	49,980	56,998
Alumina, Ltd. — ADR	4,000	18,440
AMP, Ltd.	2,828	11,772
Ansell, Ltd.	1,403	20,865
Asciano Group	34,570	159,113
Australian Infrastructure Fund	52,407	103,451
Bank of Queensland, Ltd.	6,006	44,905
Beach Energy, Ltd.	28,553	36,067
Bendigo and Adelaide Bank, Ltd.*	727	5,971
Bendigo and Adelaide Bank, Ltd.	35,738	293,519
BHP Billiton, Ltd.	69,572	2,449,262
BlueScope Steel, Ltd.	120,724	50,008
Boral, Ltd.	43,438	159,942
Brambles, Ltd.	12,481	91,401
Brickworks, Ltd.	1,116	12,385
Cabcharge Australia, Ltd.	2,309	10,580
Caltex Australia, Ltd.	5,732	69,004
Campbell Brothers, Ltd.	617	30,916
Coca-Cola Amatil, Ltd.	21,779	256,391
Cochlear, Ltd.	799	50,667
Computershare, Ltd.	2,578	21,121
Crown, Ltd.	10,371	85,814
CSL, Ltd.	4,457	145,876
CSR, Ltd.	36,781	73,734
Echo Entertainment Group, Ltd.*	25,801	94,737
Envestra, Ltd.	74,911	54,783
Fairfax Media, Ltd.	124,119	91,403
Fortescue Metals Group, Ltd.	7,070	30,877
Harvey Norman Holdings, Ltd.	9,633	18,080
Hastings Diversified Utilities Fund	50,469	105,820
Iluka Resources, Ltd.	6,435	102,016
Incitec Pivot, Ltd.	47,395	150,759
Insurance Australia Group, Ltd.	10,913	33,262
IOOF Holdings, Ltd.	7,582	39,705
Leighton Holdings, Ltd.	3,510	68,354
Lend Lease Corp., Ltd.	4,279	31,336
Lynas Corp., Ltd.*	12,324	13,172
Macquarie Group, Ltd.	10,788	262,498
Monadelphous Group, Ltd.	2,976	61,242
Mortgage Choice, Ltd.	15,969	20,906
National Australia Bank, Ltd.	3,703	88,474
New Hope Corp., Ltd.	16,959	95,921
Newcrest Mining, Ltd.	17,898	541,859
OneSteel, Ltd.	26,356	18,870
Orica, Ltd.	2,830	70,163
Origin Energy, Ltd.	78,450	1,070,382
OZ Minerals Ltd.	9,632	98,614
Primary Health Care, Ltd.	5,888	18,549
Qantas Airways, Ltd.*	37,254	55,631
QR National, Ltd.	14,150	49,496
Ramsay Health Care Ltd.	4,293	84,656
Rio Tinto, Ltd.	11,388	702,352
Santos, Ltd.	25,459	318,723
SEEK, Ltd.	7,651	44,370
Sims Metal Management, Ltd.	6,362	82,314
Sonic Healthcare, Ltd.	9,087	104,838
Suncorp-Metway, Ltd.	62,630	536,805
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
AUSTRALIA — (Continued)
Sydney Airport Corp., Ltd.	24,018	$65,344
Tabcorp Holdings, Ltd.	27,650	77,205
Tatts Group, Ltd.	47,180	117,744
Toll Holdings, Ltd.	10,156	43,835
Transurban Group	12,905	74,180
Treasury Wine Estates, Ltd.	20,521	77,239
Washington H Soul Pattinson And Co., Ltd.	5,219	73,824
Wesfarmers, Ltd.	53,024	1,599,869
Western Areas NL	9,753	50,775
Westfield Group	5,641	45,061
Westfield Retail Trust	16,386	41,731
Westpac BankingCorp., Ltd.	2,024	41,403
Whitehaven Coal, Ltd.	5,906	31,955
Woodside Petroleum, Ltd.	11,933	373,719
Woolworths, Ltd.	15,095	387,522
WorleyParsons, Ltd.	1,047	27,489

Total Australia		12,623,673

AUSTRIA — 0.1%
Erste Bank der oesterreichischen Sparkassen AG	4,621	81,248
Oesterreichische Elektrizitaetswirtschafts AG — Class A	452	12,130
Oesterreichische Post AG	1,424	42,942
Raiffeisen International Bank-Holding AG	957	24,852
Strabag SE	1,680	48,075
Wiener Staedtische Allgemeine Verischerung AG	147	5,826

Total Austria		215,073

BELGIUM — 0.8%
Anheuser-Busch InBev NV	8,805	539,080
Bekaert SA	209	6,704
Colruyt NV	452	17,111
D’Ieteren NV	1,688	74,432
Delhaize Group	10,334	580,531
Delhaize Group — ADR	2,400	135,024
Fortis	54,091	84,009
KBC Groupe	1,064	13,400
Mobistar SA	103	5,398
Solvay SA	2,503	206,227
UCB SA	11,896	500,536
Umicore	675	27,842

Total Belgium		2,190,294

BERMUDA — 0.1%
Credicorp, Ltd.	1,300	142,311
Lancashire Holdings, Ltd.	4,107	46,210
Seadrill, Ltd.	900	30,096

Total Bermuda		218,617

BOTSWANA — 0.1%
Barclays Bank of Botswana, Ltd.(1)	100,300	92,599
Botswana Insurance Holdings, Ltd.(1)	60,900	79,529
First National Bank of Botswana(1)	274,700	97,400
Sechaba Breweries, Ltd.(1)	61,203	98,677
Standard Chartered Bank of Botswana, Ltd.	41,700	51,052

Total Botswana		419,257

BRAZIL — 0.8%
All America Latina Logistica SA	11,400	56,840
B2W Companhia Global do Varejo	1,500	7,238
Banco do Brazil SA	5,667	72,005
Banco Santander Brasil SA	5,600	44,914
BM&F BOVESPA SA	15,307	80,423
BR Malls Participacoes SA	3,200	31,086
BRF Brasil Food SA	5,856	114,342
Centrais Eletricas Brasileiras SA — ELETROBRAS	7,600	72,689
Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,423	51,114
Cia de Concessoes Rodoviarias	8,400	55,032
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
BRAZIL — (Continued)
Cia Energetica de Minas Gerais	1,963	$28,731
Cia Siderurgica Nacional SA	4,900	39,352
Companhia Brasileira de Meios de Pagamento	4,720	121,970
Cosan SA Industria e Comercio	3,000	43,426
CPFL Energia SA	5,400	75,329
Cyrela Brazil Realty SA	4,000	31,824
EDP Energias do Brasil SA	1,500	33,374
EDP Renovaveis SA*	11,782	72,096
Empresa Brasileira de Aeronautica SA	15,200	95,833
Fibria Celulose SA	2,086	15,512
Gafisa SA	6,800	15,020
LLX Logistica SA*	13,400	24,210
Localiza Rent A Car SA	2,700	37,057
Lojas Renner SA	2,400	62,289
Marfrig Frigorificose e Comercio de Alimentos SA	5,050	23,121
MMX Mineracao e Metalicos SA*	3,130	11,193
MRV Engenharia e Participacoes SA	6,600	37,861
Natura Cosmeticos SA	2,100	40,824
OGX Petroleo e Gas Participacoes SA*	3,800	27,747
PDG Realty SA Empreendimentos e Participacoes	16,500	52,191
Redecard SA	6,500	101,721
Souza Cruz SA	5,500	67,554
Tele Norte Leste Participacoes SA	4,100	47,171
Telefonica Brasil, SA	5,510	151,110
Tim Participacoes SA	13,706	67,896
Totvs SA	1,700	30,313
Tractebel Energia SA	2,700	43,368
Ultrapar Participacoes SA	4,000	68,645
Weg SA	4,600	46,314

Total Brazil		2,098,735

BULGARIA — 0.1%
Bulgarian American Credit Bank JSCO*(1)	2,600	6,682
Central Cooperative Bank AD*	20,482	11,004
Chimimport AD*	10,600	9,468
Doverie Holding AD*(1)	11,040	12,089
Olovno Tzinkov Komplex AD*(1)	900	3,001
Petrol AD*(1)	37,250	196,182
Sopharma AD	14,000	29,456

Total Bulgaria		267,882

CANADA —7.6%
HealthCare, Inc.	13,300	126,113
MacDonald, Dettwiler and Associates, Ltd.	900	41,601
Agnico-Eagle Mines, Ltd.	1,603	58,221
Agrium, Inc. (New York Exchange)‡	1,342	90,062
Alimentation Couche Tard, Inc. — Series B	16,500	513,423
ATCO, Ltd.	1,300	76,871
Athabasca Oil Sands Corp.*	3,132	38,399
Bank of Nova Scotia (New York Exchange)	8,484	422,588
Barrick Gold Corp.	31,299	1,417,465
Baytex Energy Corp.	536	29,957
Bell Aliant, Inc.	4,200	117,868
Bombardier, Inc. — Class B	8,200	32,679
Brookfield Asset Management, Inc. — Class A	253	6,952
Brookfield Properties Corp.	569	8,899
CAE, Inc.	1,400	13,580
Cameco Corp.‡	2,511	45,324
Canadian Imperial Bank of Commerce (Toronto Exchange)	4,300	311,457
Canadian National Railway Co. (New York Exchange)	3,706	291,143
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
CANADA — (Continued)
Canadian National Railway Co. (Toronto Exchange)	7,800	$613,664
Canadian Natural Resources, Ltd. (Toronto Exchange)	4,153	155,198
Canadian Oil Sands, Ltd.	1,481	33,800
Canadian Pacific Railway, Ltd. (New York Exchange)‡	1,177	79,648
Canadian Pacific Railway, Ltd. (Toronto Exchange)	5,561	376,701
Canadian Tire Corp., Ltd. — Class A	3,273	211,721
Canadian Utilities, Ltd. — Class A	698	42,164
Cenovus Energy, Inc.	30,445	1,010,967
Centerra Gold, Inc.	6,483	114,547
CGI Group, Inc. — Class A (New York Exchange)*	1,400	26,390
Crescent Point Energy Corp.	1,200	52,944
Eco Oro Minerals Corp.*	9,200	13,456
Eldorado Gold Corp.	3,589	49,205
Empire Co., Ltd. — Class A	1,500	87,033
Enbridge, Inc. (New York Exchange)	5,470	204,633
Enbridge, Inc. (Toronto Exchange)	2,000	74,778
EnCana Corp. (Toronto Exchange)	13,452	249,431
Enerplus Corp.	1,090	27,658
Ensign Energy Services, Inc.	1,732	27,593
Fairfax Financial Holdings, Ltd. (Toronto Exchange)	757	324,728
Finning International, Inc.	5,816	126,796
First Quantum Minerals, Ltd.	6,625	130,386
Fortis, Inc.	957	31,347
Franco-Nevada Corp.	2,700	102,779
Genworth MI Canada, Inc.	1,061	21,350
George Weston, Ltd.	1,400	93,572
Gildan Activewear, Inc.	600	11,274
Goldcorp, Inc.	34,931	1,549,340
Home Capital Group, Inc.	300	14,459
Husky Energy, Inc.	7,900	190,375
IAMGOLD Corp. (New York Exchange)	3,687	58,439
Imperial Oil, Ltd.	2,119	94,253
Inmet Mining Corp.	1,164	74,839
Intact Financial Corp.	1,031	59,234
Ivanhoe Mines, Ltd.*‡	16,939	300,672
Kinross Gold Corp.	29,907	341,401
Laurentian Bank of Canada	2,300	107,984
Loblaw Cos., Ltd.	5,621	212,315
Lundin Mining Corp.*	16,600	63,060
Magna International, Inc. — Class A (Toronto Exchange)	9,020	301,036
Manitoba Telecom Services, Inc.	4,000	116,496
Manulife Financial Corp. (Toronto Exchange)	43,235	460,466
MEG Energy Corp.*	937	38,234
Metro, Inc. — Class A	600	31,804
New Gold, Inc.*	7,577	76,458
Nexen, Inc.	10,229	162,760
Niko Resources, Ltd.	287	13,227
Novagold Resources, Inc.*	2,700	23,005
Onex Corp.	500	16,285
Open Range Energy Corp.*	9,900	18,172
Open Text Corp.*	300	15,342
Osisko Mining Corp.*	1,673	16,159
Pacific Rubiales Energy Corp.	1,400	25,739
Pan American Silver Corp.	1,241	27,111
Pembina Pipeline Corp.	1,054	30,686
Pengrowth Energy Corp.	576	6,084
Penn West Petroleum, Ltd.	3	59
PetroBakken Energy, Ltd. Class A	3,400	42,819
Potash Corp. of Saskatchewan, Inc.	23,208	959,169
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
CANADA — (Continued)
Precision Drilling Corp.*	11,500	$118,528
Progress Energy Resources Corp.	4,890	63,552
Provident Energy, Ltd.	10,400	100,565
Quadra FNX Mining, Ltd.*	7,075	104,727
Research in Motion, Ltd.*	5,573	80,839
Ritchie Bros Auctioneers, Inc.	500	11,040
Rogers Communications, Inc. — Class B	3,340	128,623
Saputo, Inc.	800	30,649
Shoppers Drug Mart Corp.	1,200	48,459
Silver Wheaton Corp. (New York Exchange)	2,876	83,289
Silver Wheaton Corp. (Toronto Exchange)	700	20,270
Sino-Forest Corp.*	2,022	2,147
SNC-Lavalin Group, Inc.	800	40,112
Sun Life Financial, Inc. (Toronto Exchange)	18,975	352,027
Suncor Energy, Inc.	79,808	2,301,599
Talisman Energy, Inc. (New York Exchange)	5,779	73,682
Talisman Energy, Inc. (Toronto Exchange)	7,011	89,328
Tech Resources, Ltd.	252	8,868
Teck Resources, Ltd. — Class B	7,190	253,441
Telus Corp. — Non Vote	5,633	302,122
Teranga Gold Corp.*	11,148	22,006
Thomson Reuters Corp.	10,775	288,003
Tim Hortons, Inc.‡	9,100	440,877
TMX Group, Inc.	5,100	208,706
Toromont Industries Ltd	8,100	169,514
Tourmaline Oil Corp.*	1,041	27,212
TransAlta Corp.	11,472	236,682
TransCanada Corp. (Toronto Exchange)	23,410	1,023,261
Trinidad Drilling, Ltd.	14,900	113,642
Valeant Pharmaceuticals International, Inc.*	1,463	68,307
Vermilion Energy, Inc.	706	31,442
Viterra, Inc. (Toronto Exchange)	11,503	121,268
Yamana Gold, Inc.	5,886	86,465
Yamana Gold, Inc. (Toronto Exchange)	41,100	605,960

Total Canada		21,041,059

CAYMAN ISLANDS — 0.1%
Tingyi Cayman Islands Holding Corp.	46,000	139,778

Total Cayman Islands		139,778

CHILE — 0.7%
Administradora de Fondos de Pensiones Provida SA	6,200	27,199
AES Gener SA	49,000	26,101
Antarchile SA	3,894	57,492
Banco de Chile	1,975,593	268,445
Banco de Credito e Inversiones	1,950	108,063
Banco Santander Chile	876,218	63,098
Banco Santander Chile — ADR	760	57,532
CAP SA	1,600	58,472
Centros Comerciales Sudamericanos SA	24,900	144,142
Cia Cervecerias Unidas SA — ADR	1,000	63,100
Cia General de Electricidad	7,900	37,865
Cia Sudamericana de Vapores SA	20,899	4,113
Colbun SA	194,247	49,674
Empresa Nacional de Electricidad SA	48,176	71,042
Empresa Nacional de Electricidad SA — ADR	1,100	48,785
Empresa Nacional de Telecomunicaciones SA	3,669	68,643
Empresas CMPC SA	30,750	112,878
Empresas Copec SA	14,446	192,956
Enersis SA	319,955	112,474
La Polar SA	6,700	3,740
Lan Airlines SA	5,926	139,064
Quinenco SA	15,702	37,781
S.A.C.I. Falabella	25,188	195,836
Sonda SA	25,277	60,757
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note
CHILE — (Continued)
Vina Concha y Toro SA — ADR‡	1,100	$41,250

Total Chile		2,050,502

CHINA — 1.6%
Alibaba.com, Ltd.*	19,000	19,644
Anhui Conch Cement Co., Ltd. — Class H	29,500	87,551
Baidu, Inc. — ADR*	5,768	671,799
Bank of China, Ltd. — Class H	555,000	204,375
Bank of Communications Co., Ltd. — Class H	52,800	36,915
BYD Co., Ltd.*	15,000	32,524
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd.	25,100	27,018
China Citic Bank — Class H	140,000	78,773
China Coal Energy Co. — Class H	45,000	48,554
China Communications Construction Co., Ltd. — Class H	50,000	39,078
China Construction Bank Corp. — Class H	572,810	399,741
China Eastern Airlines Corp, Ltd. — Class H*	74,000	26,297
China Huiyuan Juice Group, Ltd. — Class H	29,000	9,858
China International Marine Containers Co., Ltd. — Class B	39,000	44,691
China Medical Technologies, Inc. — ADR*‡	1,000	2,840
China Merchants Bank Co., Ltd. — Class H	46,552	94,104
China National Building Material Co., Ltd. H Shares	26,000	29,526
China Oilfield Services, Ltd. — Class H	30,000	47,357
China Railway Construction Corp., Ltd. — Class H	26,900	14,824
China Shenhua Energy Co., Ltd. — Class H	46,500	201,768
China Shipping Development Co., Ltd. — Class H	26,000	16,236
China Southern Airlines Co., Ltd. — Class H*	81,000	40,987
China Telecom Corp., Ltd. — Class H	258,000	146,829
China Yurun Food Group, Ltd.	31,000	40,713
Ctrip.com International, Ltd. — ADR*‡	8,496	198,806
Datang International Power Generation Co., Ltd. — Class H	132,000	43,679
Dazhong Transportation Group Co., Ltd. — Class B	23,900	11,448
Evergrande Real Estate Group, Ltd.	118,000	48,922
Focus Media Holding, Ltd. — ADR*	3,300	64,317
Golden Eagle Retail Group, Ltd.	99,000	209,304
Guangzhou Automobile Group Co. Ltd. — H Shares	64,974	54,211
Harbin Power Equipment Co., Ltd. — Class H	24,000	20,951
Industrial & Commerical Bank of China — Class H	471,000	279,570
Inner Mongolia Yitai Coal Co. — Class B	6,600	32,822
Intime Department Store Group Co., Ltd.	64,500	66,023
KWG Property Holding, Ltd.	23,000	7,759
Maanshan Iron & Steel — Class H	46,000	14,748
Netease.com — ADR*	1,700	76,245
Parkson Retail Group, Ltd.	35,000	42,902
PICC Property & Casualty Co., Ltd. — Class H	32,000	43,262
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
CHINA — (Continued)
Ping An Insurance Group Co. of China, Ltd. — Class H	17,000	$112,070
Semiconductor Manufacturing International Corp.*	386,000	18,637
Shandong Weigao Group Medical Polymer Co., Ltd. — Class H	64,000	57,600
Shanghai Electric Group Co., Ltd. — Class H	90,000	41,601
Shanghai Zhenhua Heavy Industry Co., Ltd. — Class B*	62,400	27,394
Shimao Property Holdings, Ltd.	9,500	8,110
Sina Corp.*‡	1,000	52,000
Sinopec Shanghai Petrochemical Co., Ltd. — Class H	54,000	18,008
SOHO China, Ltd.	54,500	36,279
SunVic Chemical Holdings, Ltd.	33,000	11,195
Tencent Holdings, Ltd.	10,200	205,009
Want Want China Holdings, Ltd.	143,000	142,694
Yangzijiang Shipbuilding Holdings, Ltd.	52,000	36,483
Yantai Changyu Pioneer Wine Co. — Class B	7,000	76,610
Yanzhou Coal Mining Co., Ltd. — Class H	22,000	46,965
Zhuzhou CSR Times Electric Co., Ltd.	11,000	24,106
Zijin Mining Group Co., Ltd. — Class H	90,000	33,837
ZTE Corp. — Class H	16,440	51,543

Total China		4,577,112

COLOMBIA — 0.5%
Almacenes Exito SA	9,203	120,871
Banco de Bogota SA	1,510	38,169
BanColumbia SA — ADR	3,300	196,548
Cementos Argos SA	7,800	43,698
Corporacion Financiera Colombiana SA*	49	828
Corporacion Financiera Colombiana SA	2,368	41,338
Ecopetrol SA	86,300	187,647
Empresa de Energia de Bogota SA	54,110	32,798
Empresa de Telecomunicaciones de Bogota	23,800	5,856
Grupo Aval Acciones Y Valores	107,700	69,448
Grupo de Inversiones Suramericana SA	5,600	89,843
Grupo Nacional de Chocolates SA	15,038	169,114
Interconexion Electrica SA	18,478	106,760
Inversiones Argos SA	9,500	82,430
Isagen SA ESP	46,200	49,572
Promigas SA(1)	2,000	27,341

Total Colombia		1,262,261

CROATIA — 0.2%
Atlantska Plovidba DD*	562	31,948
Ericsson Nikola Tesla	200	37,096
Hrvatske Telekomunikacije DD	3,550	147,543
Koncar-Elektroindustrija DD	920	81,213
Petrokemija DD*	1,500	50,232
Podravka DD*	1,000	39,672
Privredna Banka Zagreb DD(1)	830	67,709
Tankerska Plovidba DD*	40	4,801
VIRO Tvornica Secera	370	26,434
Zagrebacka Banka DD*	3,000	20,908

Total Croatia		507,556

CZECH REPUBLIC — 0.4%
CEZ AS	10,230	406,992
Komercni Banka AS	1,600	269,682
Philip Morris CR AS	160	101,880
Telefonica 02 Czech Republic AS	7,222	140,042
Unipetrol AS*	10,900	94,343

Total Czech Republic		1,012,939

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
DENMARK — 1.1%
AP Moller — Maersk A/S — Class A	16	$99,845
AP Moller — Maersk A/S — Class B	84	554,608
Carlsberg A/S — Class B	4,746	334,674
Coloplast A/S — Class B	137	19,703
Danske Bank A/S*	21,665	275,184
DSV A/S	1,213	21,754
H. Lundbeck A/S	11,755	221,047
Novo Nordisk A/S	2,372	73,225
Novo Nordisk A/S — Class B	11,841	1,360,726
TDC A/S	4,298	34,469
TrygVesta A/S	98	5,443
Vestas Wind Systems A/S*	2,924	31,565
William Demant Holding*	139	11,559

Total Denmark		3,043,802

EGYPT — 0.4%
Alexandria Mineral Oils Co.	4,000	44,399
Commercial International Bank	34,000	105,426
Eastern Tobacco Co.	1,500	23,069
Egypt Kuwait Holding Co.	33,273	32,608
Egyptian Co. for Mobile Services	1,400	18,161
Egyptian Financial Group- Hermes Holding*	19,750	32,782
Egyptian International Pharmaceutical Industrial Co.	8,690	48,978
El Ezz Aldekhela Steel — Alexandria	350	24,770
El Ezz Steel Co.	15,500	9,587
El Sewedy Cables Holding Co.	6,134	21,095
El Watany Bank of Egypt(1)	5,466	15,607
Juhayna Food Industries*	95,000	61,435
Misr Beni Suef Cement Co.	4,700	47,111
Misr Cement Co.(1)	2,600	38,551
National Societe General Bank SAE	6,587	22,183
Orascom Construction Industries	5,100	170,106
Orascom Telecom Holding SAE*	224,975	111,168
Oriental Weavers	5,605	27,863
Sidi Kerir Petrochemcials Co.	18,200	35,943
Six of October Development & Investment	4,275	5,650
Talaat Moustafa Group*	66,887	32,829
Telecom Egypt	30,200	66,151

Total Egypt		995,472

ESTONIA — 0.2%
AS Eesti Ehitus*(1)	12,000	13,978
AS Merko Ehitus(1)	4,300	30,052
AS Tallinna Vesi(1)	5,400	43,960
Olympic Entertainment Group AS	42,630	58,595
Tallink Group, Ltd.*	306,420	226,846
Tallinna Kaubamaja AS(1)	11,600	72,259

Total Estonia		445,690

FINLAND — 0.4%
Amer Group, Ltd.	2,530	29,470
Elisa Oyj	781	16,304
Fortum Oyj	5,721	122,098
Kesko Oyj — Class B	2,888	97,033
Kone Oyj — Class B	1,465	76,033
Metso Oyj	1,435	53,210
Neste Oil Oyj	4,585	46,316
Nokia Oyj	72,528	354,075
Nokian Renkaat Oyj	634	20,415
Stora Enso Oyj — Class R	24,559	147,103
UPM-Kymmene Oyj	21,951	241,769
Wartsila Oyj	1,520	43,909

Total Finland		1,247,735

FRANCE — 5.6%
Accor SA	858	21,748
Aeroports de Paris	175	12,004
Air France KLM*	275	1,414
Alcatel-Lucent*	16,735	26,143
Alstom	1,259	38,178
Arkema SA	290	20,531
Atos Origin SA	272	11,938
AXA SA	48,362	628,740
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31,2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
FRANCE — (Continued)
Biomerieux	68	$4,862
BNP Paribas	10,193	400,385
Bouygues SA	2,643	83,277
Bureau Veritas SA	382	27,835
Cap Gemini SA	2,110	65,937
Carrefour SA	509	11,604
Casino Guichard- Perrachon SA	2,794	235,338
CFAO SA	2,513	85,133
Christian Dior SA	4,293	509,004
Cie Generale d’Optique Essilor International SA	8,045	567,986
Cie Generale de Geophysique-Veritas — ADR*‡	1,200	27,864
Ciments Francais SA	1,116	86,374
CNP Assurances	2,460	30,495
Compagnie de Saint- Gobain	21,421	822,434
Compagnie Generale de Geophysique*	1,920	45,052
Compagnie Generale des Etablissements Michelin — Class B	1,926	113,855
Crédit Agricole SA	43,718	246,697
Dassault Systemes SA	734	58,832
Edenred	2,059	50,686
Electricité de France	2,761	67,180
Eramet	30	3,669
Eutelsat Communications	4,029	157,218
France Telecom SA	28,999	455,449
GDF Suez	55,390	1,514,058
Groupe Danone	9,236	580,590
Groupe Eurotunnel SA	9,266	63,081
Hermes International	435	129,686
ICADE	135	10,621
Iliad SA	943	116,372
Imerys SA	219	10,088
Ipsen	173	5,430
JCDecaux SA*	395	9,097
L’Air Liquide SA	3,007	372,017
L’Orèal SA	1,894	197,820
Lafarge SA	5,924	208,239
Lagardère SCA	4,684	123,670
Legrand Holding SA	9,459	304,221
LVMH Moët Hennessy Louis Vuitton SA	4,698	665,193
M6 Metropole Television	3,208	47,851
Natexis	28,991	72,942
Nexity SA	2,387	54,110
Pernod-Ricard SA	1,422	131,884
Peugeot SA	8,559	134,148
Pinault-Printemps- Redoute SA	976	139,771
Publicis Groupe SA	1,400	64,406
Renault SA	12,227	424,104
Rexel SA	2,645	45,187
Sa des Ciments Vicat	165	9,440
Safran SA	6,675	200,470
Sanofi-Aventis SA	8,219	603,673
Schneider Electric SA	14,497	763,267
Societe BIC SA	2,559	226,871
Societe Generale	14,771	328,914
Societe Television Francaise 1	674	6,579
Sodexo	990	71,074
Suez Environnement SA	553	6,371
Technip SA	1,855	174,348
Thales SA	164	5,179
Total SA	17,469	893,063
Unibail — Rodamco SE	1,790	321,790
Vallourec SA	941	61,089
Video Futur Entertainment Group SA*	4,954	641
Vinci SA	954	41,684
Vivendi Universal SA	68,469	1,499,379

Total France		15,556,280

GERMANY — 4.7%
Adidas AG	2,294	149,222
Allianz SE — Registered Shares	7,880	753,783
BASF SE	14,953	1,042,926
Bayer AG	2,601	166,297
Bayerische Motoren Werke (BMW) AG	11,057	740,711
Bechtle AG	4,150	140,723
Beiersdorf AG	593	33,631
Bilfinger Berger AG	470	40,075
Brenntag AG	1,247	116,122
CANCOM AG	10,775	122,916
Celesio AG	2,050	32,475
Commerzbank AG*	16,891	28,485
Continental AG*	1,228	76,439
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
GERMANY — (Continued)
Daimler AG — Registered Shares	10,528	$461,865
Deutsche Bank AG	7,736	294,712
Deutsche Bank AG — Registered Shares	8,646	327,338
Deutsche Boerse AG*	246	12,898
Deutsche Lufthansa AG — Registered Shares	7,651	90,952
Deutsche Post AG — Registered Shares	35,282	542,484
Deutsche Telekom AG	42,275	485,042
Deutsche Telekom AG — ADR	36,500	417,925
Douglas Holding AG	1,502	54,042
Draegerwerk AG & Co KGaA	393	31,892
E.On AG	51,431	1,109,629
Fraport AG Frankfurt Airport Services Worldwide	8,220	404,271
Freenet AG	15,094	195,354
Fresenius Medical Care AG & Co. KGaA	1,536	104,368
Fresenius SE	4,249	393,087
GEA Group AG	1,277	36,113
Hannover Rueckversicherungs AG	1,196	59,324
HeidelbergCement AG	4,508	191,312
Henkel AG & Co.KGaA	3,276	158,574
Hochtief AG	270	15,619
Infineon Technologies AG	13,816	103,998
K+S AG — Registered Shares	1,237	55,906
Kabel Deutschland Holding AG*	1,011	51,312
Kontron AG	4,209	27,581
Lanxess	359	18,585
Linde AG	1,288	191,621
MAN AG	2,342	208,238
Merck KGaA	2,999	298,988
Metro AG	763	27,848
Muenchener Rueckversicherungs- Gesellschaft AG	5,347	655,910
Puma AG	30	8,736
RWE AG	4,887	171,723
Salzgitter AG	1,819	90,944
SAP AG	20,232	1,069,666
Siemens AG	6,574	629,110
Suedzucker AG	1,721	54,905
ThyssenKrupp AG	3,040	69,739
TUI AG*	7,588	47,110
United Internet AG	5,999	107,146
Volkswagen AG	2,929	392,922

Total Germany		13,112,594

GHANA — 0.1%
Aluworks Ghana, Ltd.*(1)	232,000	18,396
CAL Bank, Ltd.(1)	498,146	85,075
Ghana Commercial Bank, Ltd.(1)	106,696	120,395
Produce Buying Co., Ltd.(1)	162,500	24,779
Standard Chartered Bank(1)	2,200	61,028

Total Ghana		309,673

GREECE — 0.0%
Coca-Cola Hellenic Bottling Co. SA	1,053	18,058
Hellenic Petroleum SA	1,059	8,731
National Bank of Greece SA*	17,182	36,025

Total Greece		62,814

GUERNSEY — 0.0%
Resolution, Ltd.	27,887	108,877

Total Guernsey		108,877

HONG KONG — 3.0%
AIA Group, Ltd.	161,800	505,195
Aluminum Corp. of China, Ltd. — Class H	38,000	16,537
ASM Pacific Technology, Ltd.	1,100	12,343
Bank of East Asia, Ltd.	14,000	52,996
Beijing Capital International Airport Co., Ltd. — Class H	90,000	45,193
Beijing Enterprises
Holdings, Ltd. — Class H	7,000	42,000
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
HONG KONG — (Continued)
Belle International Holdings, Ltd.	109,000	$190,026
BOC Hong Kong, Ltd.	7,500	17,768
Cafe de Coral Holdings, Ltd.	2,000	4,584
Chaoda Modern Agriculture Holdings, Ltd.	98,140	11,120
Cheung Kong Holdings, Ltd.	1,000	11,897
Cheung Kong Infrastructure Holdings, Ltd.	6,000	35,150
China Agri-Industries Holdings, Ltd.	51,000	38,808
China COSCO Holdings Co., Ltd. — Class H	63,000	30,987
China Green Holdings, Ltd.	45,000	11,878
China Life Insurance Co., Ltd. — Class H	64,000	158,216
China Mengniu Dairy Co., Ltd.	36,000	84,176
China Merchants Holdings International Co., Ltd.	58,470	169,765
China Mobile, Ltd.	87,000	850,218
China Overseas Land & Investment, Ltd.	52,320	87,440
China Petroleum & Chemical Corp. — Class H	258,000	271,401
China Resources Enterprise, Ltd.	80,000	274,509
China Resources Land, Ltd.	28,000	44,993
China Resources Power Holdings Co., Ltd.	39,600	76,379
China Unicom Hongkong, Ltd.	62,652	131,812
Chow Sang Sang Holdings International, Ltd.	3,000	6,760
CLP Holdings, Ltd.	12,000	102,052
CNOOC, Ltd.	227,000	396,912
COSCO Pacific, Ltd.	38,000	44,377
Dickson Concepts International, Ltd.	34,500	17,946
Dongfeng Motor Group Co., Ltd. — Class H	170,000	291,556
Esprit Holdings, Ltd.	6,228	8,035
First Pacific Co., Ltd.	32,000	33,291
Galaxy Entertainment Group, Ltd.*	16,000	29,336
Global Bio-Chem Technology Group Co., Ltd.	182,000	37,025
Great Eagle Holdings, Ltd.	3,000	5,887
Hang Lung Properties, Ltd.	111,000	315,852
Hang Seng Bank, Ltd.	600	7,119
Henderson Land Development Co., Ltd.	45,048	223,889
Hong Kong & China Gas Co., Ltd.	44,500	103,134
Hong Kong Exchanges & Clearing, Ltd.	22,200	354,727
Hongkong Electric Holdings, Ltd.	16,000	118,353
Hutchinson Whampoa, Ltd.	59,400	497,511
Hutchison Telecommunications Hong Kong Holdings, Ltd.	62,000	23,869
Hysan Development Co., Ltd.	2,000	6,567
Jiangxi Copper Co., Ltd. — Class H	20,000	43,211
Kerry Properties, Ltd.	10,500	34,745
Kingboard Chemicals Holdings, Ltd.	13,000	38,498
Lenovo Group, Ltd.	130,000	86,705
Li & Fung, Ltd.	144,000	266,619
Lifestyle International Holdings, Ltd.	3,000	6,613
MGM China Holdings, Ltd.*	13,600	17,791
MTR Corp.	11,500	37,240
New World Development Co., Ltd.	102,697	82,775
Nine Dragons Paper Holdings, Ltd.	16,000	10,074
Noble Group, Ltd.	64,000	55,757
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
HONG KONG — (Continued)
Orient Overseas International, Ltd.	7,000	$40,874
PCCW, Ltd.	8,000	2,750
PetroChina Co., Ltd. — Class H	304,000	378,503
Sands China Ltd.*	68,800	194,443
Shanghai Industrial Holdings, Ltd.	13,000	36,071
Shangri-La Asia, Ltd.	4,000	6,901
SJM Holdings, Ltd.	50,000	81,632
Smartone Telecommunications Holdings, Ltd.	15,500	26,823
Sun Hung Kai Properties, Ltd.	13,000	162,948
Swire Pacific, Ltd. — Class A	7,500	90,532
The HongKong & Shanghai Hotels	6,000	6,652
The Link Real Estate Investment Trust	46,000	169,392
Wharf Holdings, Ltd.	1,000	4,519
Wheelock & Co., Ltd.	80,000	198,182
Wing Hang Bank, Ltd.	1,000	8,195
Wumart Stores, Inc. — Class H	92,250	192,658
Wynn Macau Ltd.	70,000	175,753

Total Hong Kong		8,256,445

HUNGARY — 0.3%
Egis Gyogyszergyar Nyrt PLC	690	50,156
FHB Mortgage Bank PLC*	2,400	4,583
Gedeon Richter Nyrt	1,580	221,914
Magyar Telecom Telecommunications PLC	71,850	153,142
MOL Hungarian Oil and Gas Nyrt*	3,523	251,023
OTP Bank Nyrt	18,760	247,924

Total Hungary		928,742

INDIA — 0.3%
Bajaj Holdings and Investment, Ltd. RegS — GDR*	2,000	25,672
GAIL India, Ltd. RegS — GDR	1,770	76,723
ICICI Bank, Ltd. — ADR	4,400	116,292
Infosys Technologies, Ltd. — ADR	5,900	303,142
Reliance Industries, Ltd. — 144A GDR (London Exchange)	8,855	235,543
Reliance Infrastructure, Ltd.*	1,720	33,114
State Bank of India, Ltd. — GDR (New York Exchange)	100	6,097
State Bank of India, Ltd. — GDR (New York Exchange)	300	18,293
Tata Motors, Ltd.— ADR	3,890	65,741
Wipro, Ltd. — ADR‡	4,466	45,508

Total India		926,125

INDONESIA — 0.8%
Adaro Energy Tbk Pt	486,000	94,869
AKR Corporindo Tbk Pt	143,500	47,873
Aneka Tambang (Persero) Tbk Pt	190,000	33,945
Astra International Tbk Pt	31,500	257,072
Bank Central Asia Tbk Pt	195,500	172,484
Bank Danamon Indonesia Tbk Pt	81,122	36,680
Bank Mandiri Persero Tbk Pt	126,000	93,797
Bank Negara Indonesia (Persero) Tbk Pt	166,000	69,567
Bank Rakyat Indonesia (Persero) Tbk Pt	159,500	118,735
Barito Pacific Tbk Pt*	269,000	22,843
Bumi Resources Tbk Pt	338,500	81,195
Gudang Garam Tbk Pt	7,500	51,323
Indocement Tunggal Prakarsa Tbk Pt	33,000	62,051
Indofood Sukses Makmur Tbk Pt	100,000	50,731
Indosat Tbk Pt	70,500	43,929
Kalbe Farma Tbk Pt	174,000	65,244
Lippo Karawaci Tbk Pt	501,000	36,467
Perusahaan Gas Negara Pt	495,000	173,325
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
INDONESIA — (Continued)
Semen Gresik (Persero) Tbk Pt	89,000	$112,385
Tambang Balubara Bukit Asam Tbk Pt	29,000	55,489
Telekomunikasi Indonesia Tbk Pt	344,500	267,849
Unilever Indonesia Tbk Pt	49,000	101,594
United Tractors Tbk Pt	62,000	180,171

Total Indonesia		2,229,618

IRELAND — 0.4%
CRH PLC (Dublin Exchange)	4,439	88,239
CRH PLC — ADR	9,747	193,186
Dragon Oil PLC	29,180	207,435
Elan Corp. PLC*	3,601	49,961
Experian PLC	7,508	102,082
James Hardie Industries SE	30,920	215,682
Julius Baer Holding AG	1,598	17,353
Kerry Group PLC - Class A	6,774	247,981

Total Ireland		1,121,919

ISRAEL — 0.4%
Bank Hapoalim BM	39,173	127,664
Bank Leumi le-Israel BM	33,430	95,702
Delek Group, Ltd.	68	12,797
Elbit Systems, Ltd.	745	30,594
Israel Chemicals, Ltd.	8,117	84,131
Israel Discount Bank, Ltd. — Class A*	45,421	60,784
NICE Systems, Ltd.*	1,032	35,095
NICE Systems, Ltd. - ADR*	5,842	201,257
Teva Pharmaceutical Industries, Ltd.	3,601	144,947
Teva Pharmaceutical Industries, Ltd. - ADR	10,254	413,851
The Israel Corp., Ltd.	43	26,854

Total Israel		1,233,676

ITALY — 0.9%
Assicurazioni Generali SPA	9,200	138,479
Atlantia SPA	1,460	23,374
Banca Monte dei Paschi di Siena SPA	101,271	33,016
Enel Green Power SPA	10,670	22,289
Enel SPA	30,486	124,051
ENI SPA	33,143	686,753
Exor SPA	752	15,134
Fiat Industrial SPA*	5,647	48,420
Fiat SPA	94,812	427,179
Finmeccanica SPA	6,450	23,858
Intesa Sanpaolo SPA	15,692	26,280
Luxottica Group SPA	1,375	38,617
Mediaset SPA	13,498	37,350
Mediobanca SPA	4,477	25,762
Pirelli & Co. SPA	3,382	28,473
Prada SPA*	4,500	20,366
Prysmian SPA	1,573	19,534
Saipem SPA	5,289	224,867
Telecom Italia SPA	189,456	203,764
Telecom Italia SPA - ADR	15,200	161,880
UniCredit SPA	21,021	174,662
Unione di Banche Italiane SCPA	25,628	105,013

Total Italy		2,609,121

JAPAN — 13.9%
ABC-Mart, Inc.	100	3,803
Advantest Corp.	1,000	9,523
Aeon Co., Ltd.	19,300	265,040
Aeon Credit Service Co., Ltd.	200	3,160
Aeon Mall Co., Ltd.	400	8,492
Aisin Seiki Co., Ltd.	6,916	197,138
Ajinomoto Co., Inc.	6,000	72,028
Alfresa Holdings Corp.	1,300	54,807
All Nippon Airways Co., Ltd.	11,000	30,726
Alpen Co., Ltd.	1,200	21,125
Amada Co., Ltd.	57,000	361,388
Anritsu Corp.	5,000	55,086
Aozora Bank, Ltd.	14,000	38,560
Asahi Breweries, Ltd.	3,100	68,065
Asahi Diamond Industrial Co., Ltd.	2,000	24,165
Asahi Glass Co., Ltd.	8,000	67,143
Asahi Kasei Corp.	68,000	409,926
ASICS Corp.	2,000	22,554
Autobacs Seven Co., Ltd.	2,400	109,757
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
JAPAN — (Continued)
Bando Chemical Industries, Ltd.	6,000	$22,606
Benesse Holdings, Inc.	400	19,358
Bridgestone Corp.	4,800	108,822
Brother Industries, Ltd.	20,800	255,372
Canon Marketing Japan, Inc.	1,600	18,709
Canon, Inc.	12,283	544,173
Central Japan Railway Co.	93	785,371
Chiyoda Corp.	2,000	20,346
Chugai Pharmaceutical Co. Ltd.	1,200	19,784
Chuo Mitsui Trust Holdings, Inc.	5,000	14,681
Circle K Sunkus Co., Ltd.	2,100	34,786
Citizen Holdings Co., Ltd.	18,800	109,180
CKD Corp.	5,800	39,862
Coca-Cola West Co., Ltd.	2,600	45,095
COMSYS Holdings Corp.	3,000	31,493
Cosmo Oil Co., Ltd.	23,000	64,246
Credit Saison Co., Ltd.	900	18,042
Dai Nippon Printing Co., Ltd.	21,000	201,897
Daicel Chemical Industries, Ltd.	4,000	24,373
Daifuku Co., Ltd.	9,500	48,876
Daihatsu Motor Co., Ltd.	2,000	35,702
Daikin Industries, Ltd.	2,554	69,947
Dainippon Sumito Pharma Co. Ltd.	7,000	79,758
Daito Trust Construction Co., Ltd.	8,400	720,281
Daiwa Securities Group, Inc.	20,000	62,362
Dena Co., Ltd.	2,700	80,996
Denso Corp.	700	19,335
Dentsu, Inc.	1,500	45,778
DTS Corp.	2,600	30,233
East Japan Railway Co., Ltd.	4,000	254,645
Epilda Memory, Inc.*	4,400	20,465
Faith, Inc.	244	25,678
FamilyMart Co., Ltd.	300	12,122
Fanuc, Ltd.	3,133	479,495
Fast Retailing Co., Ltd.	500	90,945
Fuji Heavy Industries, Ltd.	36,000	217,487
Fuji Media Holdings, Inc.	117	177,392
FUJIFILM Holdings Corp.	30,700	727,116
Fujikura, Ltd.	14,000	40,925
Fukuoka Financial Group, Inc.	23,000	96,518
Furukawa Electric Co., Ltd.	1,000	2,300
Glory, Ltd.	1,200	25,833
Gree, Inc.	900	31,009
GS Yuasa Corp.	2,000	10,757
Hakuhodo DY Holdings, Inc.	900	51,682
Hamamatsu Photonics, K.K.	300	10,496
Hankyu Department Stores, Inc.	2,000	15,253
Hankyu Hanshin Holdings, Inc.	19,000	79,979
Hirose Electric Co., Ltd.	100	8,770
Hisamitsu Pharmaceutical Co., Inc.	300	12,706
Hitachi Capital Corp.	1,000	13,863
Hitachi Construction Machinery Co., Ltd.	500	8,419
Hitachi High- Technologies Corp.	1,800	39,054
Hitachi Transport System, Ltd.	1,900	32,633
Hitachi, Ltd.	21,000	110,225
Hokuhoku Financial Group, Inc.	29,000	56,516
Hokuriku Electric Power Co.	1,800	33,605
Honda Motor Co., Ltd.	27,340	834,017
House Foods Corp.	3,200	60,200
Hoya Corp.	3,900	84,009
Idemitsu Kosan Co., Ltd.	1,100	113,473
IHI Corp.	7,000	17,007
INPEX Corp.	65	409,575
Isetan Mitsukoshi Holdings, Ltd.	12,300	128,961
Isuzu Motors, Ltd.	30,000	138,755
IT Holdings Corp.	1,900	22,834
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
JAPAN — (Continued)
ITO EN, Ltd.	100	$1,720
Itochu Corp.	16,990	172,615
Izumi Co., Ltd.	2,800	46,309
J Front Retailing Co., Ltd.	17,000	82,162
Japan Tobacco, Inc.	38	178,719
JFE Holdings, Inc.	6,000	108,666
JGC Corp.	3,000	72,028
JS Group Corp. (Tostem Inax Holding Corp.)	6,200	118,813
JTEKT Corp.	7,300	71,796
Jupiter Telecommunications Co., Ltd.	14	14,187
JVC KENWOOD Corp.*	8,400	29,029
JX Holdings, Inc.	74,780	451,770
Kajima Corp.	24,000	73,587
Kamigumi Co., Ltd.	8,000	69,014
Kaneka Corp.	23,000	122,515
Kansai Paint Co. Ltd.	4,000	35,702
Kao Corp.	31,400	857,921
Kawasaki Heavy Industries, Ltd.	38,000	94,790
Kawasaki Kisen Kaisha, Ltd.	23,000	41,536
KDDI Corp.	42	270,105
Keihin Electric Express Railway Co., Ltd.	4,000	35,910
Keio Corp.	5,000	35,273
Keisei Electric Railway Co., Ltd.	5,000	36,768
Keyence Corp.	300	72,340
Kikkoman Corp.	2,000	22,970
Kinden Corp.	3,000	25,335
Kintetsu Corp.	12,000	46,927
Kirin Holdings Co., Ltd.	69,000	839,080
Kobe Steel, Ltd.	7,000	10,822
Komatsu, Ltd.	19,011	444,339
Konami Corp.	1,200	35,936
Konica Minolta Holdings, Inc.	4,000	29,830
Kubota Corp.	10,000	83,799
Kuraray Co., Ltd.	2,000	28,453
Kurita Water Industries, Ltd.	600	15,590
Kyocera Corp.	2,400	193,010
Kyocera Corp. — ADR	300	23,943
Kyowa Hakko Konin Co., Ltd.	9,000	110,147
Lawson, Inc.	500	31,213
Mabuchi Motor Co., Ltd.	800	33,312
Makita Corp.	600	19,418
Mandom Corp.	1,100	29,097
Marubeni Corp.	1,000	6,093
Marudai Food Co., Ltd.	12,000	43,965
Marui Co., Ltd.	9,200	71,716
Maruichi Steel Tube, Ltd.	1,265	28,219
Matsui Securities Co., Ltd.	600	2,931
Mazda Motor Corp.	53,000	93,647
McDonald’s Holdings Co. Japan, Ltd.	300	8,095
Medipal Holdings Corp.	7,450	77,820
MEIJI Holdings Co., Ltd.	2,200	91,321
Minebea Co., Ltd.	1,000	4,183
Miraca Holdings, Inc.	600	23,892
Mitsubishi Chemical Holdings Corp.	46,000	253,397
Mitsubishi Corp.	5,676	114,670
Mitsubishi Electric Corp.	41,335	396,326
Mitsubishi Estate Co., Ltd.	9,000	134,468
Mitsubishi Gas Chemical Co., Inc.	15,000	83,214
Mitsubishi Heavy Industries, Ltd.	123,000	524,152
Mitsubishi Logistics Corp.	3,000	33,325
Mitsubishi Materials Corp.	36,000	97,752
Mitsubishi Motors Corp.*	22,000	26,010
Mitsubishi Tanabe Pharma Corp.	4,767	75,435
Mitsubishi UFJ Financial Group, Inc.	379,294	1,611,396
Mitsui & Co., Ltd.	5,592	86,964
Mitsui Chemicals, Inc.	30,000	91,594
Mitsui Engineering & Shipbuilding Co., Ltd.	2,000	3,118
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
JAPAN — (Continued)
Mitsui Fudosan Co., Ltd.	6,000	$87,463
Mitsui Home Co., Ltd.	5,000	25,529
Mitsui O.S.K Lines, Ltd.	7,000	27,101
Mitsui Sumitomo Insurance Group Holdings, Inc.	13,900	257,521
Mizuho Financial Group, Inc.	37,240	50,318
Murata Manufacturing Co., Ltd.	1,700	87,352
Nabtesco Corp.	1,000	18,228
Nagase & Co., Ltd.	3,000	32,701
Namco Bandai Holdings, Inc.	8,200	116,762
NEC Corp.	100,000	202,676
NEC Electronics Corp.*	1,900	11,627
NEC Mobiling, Ltd.	1,300	43,575
Net One Systems Co., Ltd.	26	70,903
NGK Insulators, Ltd.	2,000	23,750
Nichiha Corp.	2,600	27,969
Nichirei Corp.	1,000	4,846
Nidec Corp.	800	69,534
Nikon Corp.	2,800	62,352
Nintendo Co., Ltd.	800	110,173
Nippon Building Fund, Inc.*	1	8,185
Nippon Electric Glass Co., Ltd.	6,000	59,400
Nippon Express Co., Ltd.	108,000	420,943
Nippon Meat Packers, Inc.	9,000	111,784
Nippon Paper Group, Inc.	2,200	48,019
Nippon Sheet Glass Co., Ltd.	30,000	56,126
Nippon Shokubai Co., Ltd.	4,000	42,978
Nippon Soda Co., Ltd.	8,000	36,274
Nippon Steel Corp.	31,000	77,329
Nippon Television Network Corp.	490	74,993
Nippon Thompson Co., Ltd.	7,000	40,652
Nippon Yusen Kabushiki Kaisha	55,000	140,769
Nissan Motor Co., Ltd.	150,900	1,356,669
Nissha Printing Co., Ltd.	100	1,239
Nisshin Seifun Group, Inc.	9,000	109,094
Nisshin Steel Co., Ltd.	15,000	22,996
Nisshinbo Holdings, Inc.	3,000	27,049
Nissin Foods Holdings Co., Ltd.	300	11,751
Nitori Co., Ltd.	200	18,761
Nitto Denko Corp.	1,500	53,670
Nok Corp.	2,700	46,409
Nomura Holdings, Inc.	21,200	64,176
Nomura Real Estate Holdings, Inc.	500	7,444
Nomura Research Institute, Ltd.	500	11,303
NSK, Ltd.	11,000	71,456
NTT Data Corp.	48	153,286
NTT Urban Development Corp.	6	4,093
Obara Corp.	2,000	22,606
Odakyu Electric Railway Co., Ltd.	6,000	57,997
Ohbayashi Corp.	22,000	97,752
OJI Paper Co., Ltd.	31,000	159,088
Olympus Corp.	1,500	19,722
Omron Corp.	1,100	22,109
Onward Kashiyama Co., Ltd.	2,000	14,681
Oracle Corp.	100	3,309
Oriental Land Co., Ltd.	300	31,688
Osaka Gas Co., Ltd.	44,000	173,782
Otsuka Holdings Co., Ltd.	2,300	64,664
Panasonic Corp.	76,500	650,006
QP Corp.	3,100	44,102
Rakuten, Inc.	72	77,454
Rengo Co., Ltd.	7,000	48,837
Ricoh Co., Ltd.	49,000	427,166
Rinnai Corp.	200	14,317
Rohm Co., Ltd.	8,800	410,446
Saint Marc Holdings Co., Ltd.	700	26,965
Sankyo Co., Ltd.	1,000	50,604
Sanrio Company, Ltd.	500	25,692
Santen Pharmaceutical Co., Ltd.	400	16,474
Sapporo Hokuyo Holdings, Inc.	13,000	46,616
SBI Holdings, Inc.	771	56,495
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
JAPAN — (Continued)
Secom Co., Ltd.	1,500	$69,183
Sega Sammy Holdings, Inc.	5,200	112,350
Seiko Epson Corp.	1,300	17,278
Sekisui Chemical Co., Ltd.	14,000	115,500
Sekisui House, Ltd.	25,000	221,840
Seven & I Holdings Co., Ltd.	2,700	75,244
Seven Bank, Ltd.	25,500	50,026
Sharp Corp.	46,563	407,131
Shikoku Electric Power Co., Inc.	1,300	37,259
Shimachu Co., Ltd.	1,100	25,224
Shimadzu Corp.	1,000	8,471
Shimamura Co., Ltd.	100	10,225
Shimano, Inc.	300	14,577
Shimizu Corp.	23,000	96,518
Shin-Etsu Chemical Co., Ltd.	1,000	49,240
Shinko Electric Industries Co., Ltd.	300	2,042
Shinsei Bank, Ltd.	9,000	9,354
Shionogi & Co., Ltd.	1,700	21,844
Ship Healthcare Holdings, Inc.	4,400	96,152
Shiseido Co., Ltd.	2,000	36,768
SMC Corp.	1,350	217,838
Softbank Corp.	21,700	639,131
Sojitz Corp.	30,900	47,773
Sony Corp.	47,700	856,456
Sony Financial Holdings, Inc.	800	11,786
Stanley Electric Co., Ltd.	800	11,755
Sumitomo Bakelite Co., Ltd.	7,000	39,197
Sumitomo Corp.	68,800	931,397
Sumitomo Electric Industries, Ltd.	58,200	633,644
Sumitomo Forestry Co., Ltd.	6,000	53,008
Sumitomo Heavy Industries, Ltd.	15,000	87,502
Sumitomo Metal Industries, Ltd.	32,000	58,204
Sumitomo Metal Mining Co., Ltd.	2,000	25,698
Sumitomo Mitsui Financial Group, Inc.	5,900	164,345
Sumitomo Realty & Development Co., Ltd.	2,000	35,027
Suzuken Co., Ltd.	2,300	63,768
Suzuki Motor Corp.	12,834	265,451
Sysmex Corp.	400	13,034
T&D Holdings, Inc.	3,200	29,809
Taiheiyo Cement Corp.	16,000	30,557
Taisei Corp.	38,000	96,271
Taisho Pharmaceutical Holdings Co., Ltd.	500	38,586
Taiyo Nippon Sanso Corp.	1,000	6,977
Takashimaya Co., Ltd.	10,000	72,366
Takeda Pharmaceutical Co., Ltd.	11,100	487,437
TDK Corp.	100	4,430
Teijin, Ltd.	13,000	40,029
Terumo Corp.	1,500	70,644
The 77 Bank, Ltd.	14,000	60,387
The Chugoku Bank, Ltd.	6,000	83,643
The Dai-ichi Life Insurance Co., Ltd.	134	131,789
The Daishi Bank, Ltd.	6,000	19,566
The Gunma Bank, Ltd.	12,000	65,948
The Hachijuni Bank, Ltd.	13,000	74,146
The Higo Bank, Ltd.	8,000	45,212
The Iyo Bank, Ltd.	12,000	118,488
The Japan Steel Works, Ltd.	6,000	41,705
The Joyo Bank, Ltd.	12,000	53,008
The Juroku Bank, Ltd.	3,000	9,783
The Nishi-Nippon City Bank, Ltd.	17,000	48,811
The San-In Godo Bank, Ltd.	2,000	14,993
The Shiga Bank, Ltd.	8,000	54,463
The Suruga Bank, Ltd.	1,000	8,952
TheYokohama Rubber Co., Ltd.	6,000	33,675
THK Co., Ltd.	600	11,825
Tobu Railway Co., Ltd.	7,000	35,741
Toda Corp.	4,000	14,551
Toho Co., Ltd.	500	8,913
Toho Gas Co., Ltd.	1,000	6,366
Tokai Rika Co., Ltd.	3,000	45,953
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
JAPAN — (Continued)
Tokio Marine Holdings, Inc.	16,000	$354,424
Tokuyama Corp.	7,000	22,281
Tokyo Broadcasting System Inc.	700	9,004
Tokyo Electron, Ltd.	200	10,173
Tokyo Steel Manufacturing Co., Ltd.	4,500	36,599
Tokyo Tatemono Co., Ltd.	11,000	33,299
Tokyu Corp.	6,000	29,544
Tokyu Land Corp.	36,000	136,105
Toppan Printing Co., Ltd.	22,000	161,777
Toray Industries, Inc.	12,000	85,904
Toridoll Corp.	5,000	46,771
Toshiba Corp.	78,000	319,215
Tosoh Corp.	77,000	206,080
TOTO, Ltd.	1,000	7,717
Toyo Ink SC Holdings Co, Ltd.	1,000	3,703
Toyo Seikan Kaisha, Ltd.	7,700	105,041
Toyo Suisan Kaisha, Ltd.	1,000	24,230
Toyoda Gosei Co., Ltd.	300	4,782
Toyota Auto Body Co., Ltd.	1,400	20,995
Toyota Boshoku Corp.	300	3,130
Toyota Industries Corp.	300	8,166
Toyota Motor Corp.	47,158	1,571,525
Toyota Motor Corp. — ADR	1,812	119,828
Toyota Tsusho Corp.	7,300	129,080
Trend Micro, Inc.*	500	14,947
Tsumura & Co.	300	8,848
Unicharm Corp.	8,100	399,370
UNY Co., Ltd.	12,100	108,942
Ushio, Inc.	500	7,224
Wacoal Holdings Corp.	4,000	53,112
West Japan Railway Co.	6,800	295,518
Xebio Co., Ltd.	2,000	47,577
Yahoo! Japan Corp.	84	27,054
Yakult Honsha Co., Ltd.	500	15,753
Yamada Denki Co., Ltd.	1,080	73,525
Yamaguchi Financial Group, Inc.	8,000	76,393
Yamaha Corp.	6,400	58,703
Yamaha Motor Co., Ltd.	700	8,858
Yamatake Corp.	2,400	52,197
Yamato Holdings Co., Ltd.	8,400	141,546
Yamato Kogyo Co., Ltd.	1,600	45,940
Yamazaki Baking Co., Ltd.	6,000	78,810
Yaskawa Electric Corp.	1,000	8,510
Yokogawa Electric Corp.	700	6,321
Yorozu Corp.	1,200	27,408

Total Japan		38,460,861

JORDAN — 0.2%
Arab Bank PLC	22,845	253,010
Arab Potash Co.	2,100	130,657
Capital Bank of Jordan*	21,205	40,687
Jordan Petroleum Refinery Co.	1,380	11,468
Jordan Phosphate Mines	1,700	30,556
Jordan Steel	5,259	16,249
Jordan Telecom Corp.	4,400	34,328
Jordanian Electric Power Co.	10,917	53,137
Middle East Complex*(1)	60	12
Taameer Jordan Holdings PSC*	12,900	7,644

Total Jordan		577,748

KAZAKHSTAN — 0.1%
Halyk Savings Bank of
Kazakhstan JSC RegS — GDR*	15,500	75,330
Kazkommertsbank JSC*	19,000	51,300
KazMunaiGas Exploration Production GDR	7,400	112,132

Total Kazakhstan		238,762

KENYA —0.2%
Athi River Mining, Ltd.	8,000	14,853
Bamburi Cement Co., Ltd.(1)	26,700	39,219
Barclays Bank of Kenya, Ltd.	193,600	29,688
East African Breweries, Ltd.	46,280	93,539
Equity Bank, Ltd.	470,900	90,749
Kenya Airways, Ltd.(1)	116,000	28,284
Kenya Commercial Bank, Ltd.	244,300	48,372
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
KENYA — (Continued)
Kenya Power & Lighting, Ltd.	158,300	$32,646
Nation Media Group	26,620	43,793
Safaricom, Ltd.	2,400,100	83,200
Standard Chartered Bank Kenya, Ltd.	9,711	18,258

Total Kenya		522,601

LATVIA — 0.0%
Latvian Shipping Co.*(1)	36,206	20,632

Total Latvia		20,632

LEBANON — 0.1%
Solidere RegS — GDR	13,536	194,648

Total Lebanon		194,648

LITHUANIA — 0.1%
Apranga PVA*(1)	22,400	42,153
Invalda PVA	17,284	43,464
Lesto AB	19,018	13,784
Lietuvos Energija AB*	10,949	5,286
LITGRID Turtas AB*	8,818	4,599
Panevezio Statybos Trestas	16,900	23,841
Pieno Zvaigzdes	10,687	23,237
Siauliu Bankas*	58,107	18,425
TEO LT AB	59,800	46,438

Total Lithuania		221,227

LUXEMBOURG — 0.4%
ArcelorMittal (London Exchange)	13,883	253,888
ArcelorMittal (New York Exchange)	33,953	617,605
L’Occitane International SA	33,789	67,869
SES SA	7,700	184,814
Tenaris SA	3,354	61,988

Total Luxembourg		1,186,164

MALAYSIA — 0.9%
Alliance Financial Group Bhd	28,800	35,886
Axiata Group Bhd	45,000	72,965
Batu Kawan Bhd	12,600	69,399
British American Tobacco Bhd	4,100	64,565
Bumiputra-Commerce Holdings Bhd	35,900	84,257
Bursa Malaysia Bhd	14,500	30,647
Digi.com Bhd	50,000	61,199
Eastern & Oriental Bhd	15,700	6,934
Genting Bhd	34,700	120,410
Hong Leong Bank Bhd	16,400	56,391
IJM Corp. Bhd	40,860	72,826
IOI Corp. Bhd	49,480	83,976
KLCC Property Holdings Bhd	24,500	24,345
KNM Group Bhd	27,075	8,456
Kuala Lumpur Kepong Bhd	15,400	110,278
Kulim Malaysia Bhd	65,200	86,796
Malayan Banking Bhd	42,390	114,734
Malaysian Airline System Bhd*	64,500	26,451
Malaysian Resources Corp. Bhd	83,700	57,032
Maxis Bhd	36,000	62,233
MISC Bhd	24,700	42,621
MMC Corp. Bhd	48,400	42,293
Muhibbah Engineering M Bhd	68,300	24,347
Multi-Purpose Holdings Bhd	36,500	30,743
Petronas Chemicals Group Bhd	103,300	202,038
Petronas Dagangan Bhd	10,800	60,644
PPB Group Bhd	14,100	76,327
Public Bank Bhd	19,800	83,572
RHB Capital Bhd	9,900	23,360
SapuraCrest Petroleum Bhd	27,700	40,196
Scomi Group Bhd*	69,500	6,139
Sime Darby Bhd	84,646	245,660
TA Ann Holdings Bhd	15,840	26,983
Telekom Malaysia Bhd	35,100	54,920
Tenaga Nasional Bhd	33,825	62,955
UMW Holdings Bhd	15,400	34,006
Wah Seong Corp. Bhd	35,921	23,456
WCT Engineering Bhd	35,466	26,628
YTL Corp. Bhd	95,790	44,722
YTL Power International Bhd	69,316	38,922

Total Malaysia		2,440,312

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
MAURITIUS — 0.2%
Mauritius Commercial Bank	38,600	$219,632
Mauritius Development Investment Trust Co., Ltd.(1)	265,200	48,793
Naiade Resorts, Ltd.*	7,000	6,201
New Mauritius Hotels, Ltd.	18,900	52,482
Rogers & Co., Ltd.(1)	7,100	78,620
State Bank of Mauritius, Ltd.	55,800	159,700
Sun Resorts, Ltd. - Class A	24,969	40,495

Total Mauritius		605,923

MEXICO — 1.6%
Alfa SAB de CV - Class A	16,700	182,011
America Movil SAB de CV — Series L	884,624	1,000,334
Carso Infraestructura y Construccion SAB de CV*	41,900	24,231
Cemex SAB de CV	341,604	181,148
Coca-Cola Femsa SAB de CV — Series L	6,400	60,997
Compartamos SAB de CV	108,000	132,343
Corp GEO SAB de CV - Series B*	18,100	22,348
Corp Interamericana de Entretenimiento SAB de CV — Series B*	18,679	8,031
Corp Moctezuma, SAB de CV	20,900	42,714
Desarrolladora Homex SAB de CV*	9,200	25,712
Empresas ICA SAB de CV*	20,800	25,041
Fomento Economico Mexicano SAB de CV	50,800	355,043
Fresnillo PLC	1,012	23,999
Grupo Aeroportuario del Centro Norte SAB de CV	17,800	27,807
Grupo Aeroportuario del Pacifico SAB de CV - Class B	14,700	49,774
Grupo Bimbo SAB de CV — Series A	53,600	109,469
Grupo Carso SAB de CV — Series A1	24,800	60,051
Grupo Financiero Banorte SAB de CV — Series O	86,100	260,681
Grupo Financiero Inbursa SAB de CV — Series O	150,000	276,036
Grupo Mexico SAB de CV — Series B	135,921	357,366
Grupo Modelo SAB de CV — Series C	16,500	104,051
Grupo Televisa SAB	51,300	216,123
Impulsora Del Desarrollo Y El Empleo en America Latina SAB de CV*	56,900	88,481
Industrias CH SAB de CV — Series B*	7,500	25,260
Industrias Penoles SAB de CV	2,100	92,548
Inmuebles Carso SAB de CV*	24,800	18,643
Kimberly-Clark de Mexico SAB de CV - Series A	14,000	76,146
Mexichem SAB de CV	34,192	107,074
Minera Frisco SAB de CV*	24,800	89,570
Organizacion Soriana SAB de CV — Series B*	10,800	26,120
Promotora Y Operadora de Infraestructura SAB de CV*	13,900	59,566
TV Azteca SAB de CV	38,700	24,266
Urbi Desarrollos Urbanos SAB de CV*	22,900	26,059
Wal-Mart de Mexico SAB de CV — Series V	125,300	343,898

Total Mexico		4,522,941

MOROCCO — 0.4%
Attijariwafa Bank	5,609	228,591
Auto Hall SA	3,700	30,150
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
MOROCCO — (Continued)
Banque Centrale Populaire	1,880	$43,441
Banque Marocaine du Commerce et de l’Industrie	320	33,712
Banque Marocaine du Commerce Exterieur	3,770	93,696
Brasseries Maroc	171	41,742
Ciments du Maroc	500	55,294
Compagnie Generale Immobiliere	390	45,444
Credit Immobilier et Hotelier	800	25,051
Douja Promotion Groupe Addoha SA	5,300	43,125
Holcim Maroc SA	200	45,632
Lafarge Ciments	365	65,858
Maroc Telecom	14,280	225,408
Samir*	440	37,390
Sonasid*	210	46,935

Total Morocco		1,061,469

NETHERLANDS — 3.5%
Aegon NV*	76,151	305,629
Akzo Nobel NV	6,145	297,130
Amrest Holdings NV*	2,700	50,075
ASML Holding NV	4,931	207,253
Delta Lloyd NV	2,063	34,710
European Aeronautic Defence and Space Co. NV	6,210	194,100
Exact Holding NV	1,621	33,568
Fugro NV	392	22,777
Heineken Holding NV	676	27,665
Heineken NV	2,201	101,896
ING Groep NV — CVA*	89,358	643,021
Koninklijke Ahold NV	6,860	92,381
Koninklijke Boskalis Westminster NV	635	23,332
Koninklijke DSM NV	30,096	1,396,417
Koninklijke Philips Electronics NV	12,503	263,443
Koninklijke Vopak NV	418	22,086
Qiagen NV*	1,361	18,760
Randstad Holdings NV	626	18,521
Reed Elsevier NV	5,799	67,601
Royal Dutch Shell PLC - ADR	40,903	3,109,037
Royal Dutch Shell PLC - Class A (London Exchange)	19,379	713,561
Royal Dutch Shell PLC - Class B	18,776	715,559
SBM Offshore NV	1,844	37,995
STMicroelectronics NV	63,773	378,932
TNT Express NV	1,597	11,934
TNT NV	1,597	5,085
Unilever NV	19,473	669,640
VimpelCom, Ltd.	15,400	145,838

Total Netherlands		9,607,946

NEW ZEALAND — 0.1%
Auckland International Airport, Ltd.	4,674	9,168
Contact Energy, Ltd.*	14,398	59,063
Fletcher Building, Ltd.	4,216	20,150
Sky City Entertainment Group, Ltd.	10,825	28,986
Telecom Corp. of New Zealand, Ltd.	14,520	23,396
The Warehouse Group, Ltd.	6,142	14,342

Total New Zealand		155,105

NIGERIA — 0.2%
Access Bank PLC	299,750	8,865
African Petroleum PLC*	61,333	4,384
Dangote Cement PLC	64,000	43,680
Ecobank Transnational, Inc.	262,889	17,008
First Bank of Nigeria PLC	645,152	35,378
First City Monument Bank PLC	750,000	19,316
Guaranty Trust Bank PLC	814,820	71,542
Guinness Nigeria PLC	45,800	70,548
Nestle Foods Nigeria PLC	17,736	48,701
Nigerian Breweries PLC	112,400	65,390
Oando PLC	186,725	25,311
Oceanic Bank International PLC	363,000	2,572
UAC of Nigeria PLC	124,250	23,870
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
NIGERIA — (Continued)
United Bank For Africa PLC	796,092	$12,704
Zenith Bank, Ltd.	839,175	62,977

Total Nigeria		512,246

NORWAY — 0.5%
Aker Kvaerner ASA	1,369	14,409
Cermaq ASA	9,393	110,250
DnB NOR ASA	14,013	137,181
Kvaerner ASA*	954	1,555
Marine Harvest	47,108	20,369
Norsk Hydro ASA	39,313	182,339
Orkla ASA	38,625	288,355
Petroleum Geo-Services ASA*	571	6,249
StatoilHydro ASA	12,968	332,827
Storebrand ASA	14,265	74,177
Telenor ASA	12,770	209,458
Yara International ASA	1,798	72,150

Total Norway		1,449,319

OMAN — 0.2%
Bank Dhofar SAOG	33,622	47,769
Bank Muscat SAOG	76,043	151,296
Dhofar International Development & Investment Holding Co. SAOG	8,500	9,604
Galfar Engineering & Contracting SAOG	34,540	30,234
National Bank of Oman, Ltd.	48,170	40,037
Oman Flour Mills	16,000	19,865
Oman International Bank	35,404	25,748
Oman Oil Marketing Co.	13,300	59,073
Oman Telecommunications Co.	35,200	119,680
Omani Qatari Telecommunications Co. SAOG	14,700	24,818
Renaissance Services Co. SAOG	35,992	50,950

Total Oman		579,074

PAKISTAN — 0.2%
Engro Chemical Pakistan, Ltd.	15,348	15,824
Fauji Fertilizer Co., Ltd.	39,187	65,176
HUB Power Co.	151,500	57,628
Lucky Cement, Ltd.	15,000	12,519
MCB Bank Ltd.	40,700	60,930
National Bank Of Pakistan	80,437	36,725
Nishat Mills, Ltd.	55,450	24,947
Oil & Gas Development Co., Ltd.	44,900	75,717
Pakistan Oilfields, Ltd.	9,300	35,836
Pakistan Petroleum, Ltd.	36,458	68,253
Pakistan State Oil Co., Ltd.	11,700	29,567
Pakistan Telecommunication Co., Ltd.	135,000	15,600
United Bank, Ltd.	53,000	30,883

Total Pakistan		529,605

PERU — 0.4%
Alicorp SA(1)	41,600	92,564
Banco Continental	25,099	51,287
Cia de Minas Buenaventura SA — ADR	6,700	256,878
Cia Minera Milpo SA	34,893	58,231
Credicorp, Ltd.	1,200	131,100
Ferreyros SA(1)	62,587	52,920
Luz del Sur SAA	12,200	29,589
Minsur SA	35,670	34,393
Sociedad Minera Cerro Verde SA*	1,400	50,400
Sociedad Minera el
Brocal SA	4,000	70,462
Southern Copper Corp.	5,600	169,008

Total Peru		996,832

PHILIPPINES — 0.4%
Aboitiz Equity Ventures, Inc.(1)	309,600	283,815
Alliance Global Group, Inc.	135,000	31,905
Ayala Land, Inc.	178,200	61,694
Bank of the Philippine Islands	60,845	76,590
BDO Unibank, Inc.	52,400	70,519
Energy Development Corp.	411,750	59,140
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
PHILIPPINES — (Continued)
Jollibee Foods Corp.	47,600	$98,242
Manila Electric Co.	17,010	96,015
Metropolitan Bank & Trust	27,813	43,174
Philex Mining Corp.	216,150	102,937
Philippine Long Distance Telephone Co.	1,800	104,521
San Miguel Corp.	23,000	61,300
SM Prime Holdings, Inc.	160,600	48,731

Total Philippines		1,138,583

POLAND — 0.7%
Asseco Poland SA	9,673	135,951
Bank Pekao SA	3,840	157,125
Bioton SA*	1,701,800	29,590
BRE Bank SA*	320	22,812
Budimex SA	950	21,060
Cersanit-Krasnystaw SA*	13,950	16,574
Cyfrowy Polsat SA*	12,430	48,628
Eurocash SA	6,300	52,104
Galp Energia SGPS SA - B Shares	1,350	19,884
Getin Holding SA*	18,000	36,774
Globe Trade Centre SA*	3,600	9,702
Grupa Kety SA	450	13,627
Grupa Lotos SA*	2,600	17,555
ING Bank Slaski SA	2,000	45,555
KGHM Polaksa Miedz SA	4,200	134,612
LPP SA	90	52,579
Lubelski Wegiel Bogdanka SA	1,500	45,164
Mostostal-Warszawa SA	600	2,782
Netia SA*	21,500	33,021
Orbis SA*	2,900	31,851
PBG SA	1,090	22,427
Polimex Mostostal SA	47,700	22,946
Polish Energy Partners SA*	4,100	22,503
Polska Grupa Energetyczna SA	24,700	148,166
Polski Koncern Naftowy Orlen*	11,150	109,536
Polskie Gornictwo Naftowe I Gazownictwo SA	61,300	72,477
Powszechna Kasa Oszczednosci Bank Polski SA	22,300	207,568
Powszechny Zaklad Ubezpieczen SA	1,900	170,135
Synthos SA	34,800	44,372
Tauron Polska Energia SA	31,200	48,371
Telekomunikacja Polska SA	38,120	190,335
TVN SA	14,650	43,728

Total Poland		2,029,514

PORTUGAL — 0.1%
Brisa Auto Estradas de Portugal SA	19,778	65,146
Cimpor Cimentos de Portugal SGPS SA	4,715	32,446
Jeronimo Martins SGPS SA*	1,290	21,354
Portugal Telecom SGPS SA	8,127	46,807

Total Portugal		165,753

QATAR — 0.4%
Barwa Real Estate Co.	3,607	29,667
Commercial Bank of Qatar	3,008	69,389
Doha Bank QSC	2,658	46,789
Gulf International Services OSC	5,000	32,748
Industries Qatar	8,430	307,901
Masraf Al Rayan*	11,400	87,189
Qatar Electricity & Water Co.	2,230	85,491
Qatar Fuel Co.	488	32,834
Qatar Gas Transport Co. Nakilat	9,450	45,441
Qatar International Islamic Bank	1,680	24,913
Qatar Islamic Bank	1,720	39,819
Qatar National Bank	5,662	236,344
Qatar Navigation	2,703	56,786
Qatar Telecom Q-Tel QSC	3,177	122,843

Total Qatar		1,218,154

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
ROMANIA — 0.2%
Antibiotice	159,827	$18,651
Banca Transilvania*	239,637	63,385
Biofarm Bucuresti	481,487	27,791
BRD-Groupe Societe Generale	59,900	191,954
SNP Petrom SA	1,393,500	120,916
Transelectrica SA	2,450	12,755

Total Romania		435,452

RUSSIA — 1.5%
CTC Media, Inc.	4,400	38,588
Fifth Power Generation Co., OGK-5*	321,200	19,272
Gazprom OAO — ADR (New York Exchange)	73,800	788,258
Irkutsk Electronetwork Co. JSC*	82,604	90
Irkutskenergo OJSC	79,800	42,294
JSC Gazprom Neft	8,500	39,015
Kamaz OJSC*	31,400	34,434
LUKOIL — ADR (London Exchange)	5,000	264,750
Magnit OAO	1,600	136,000
Mechel — ADR	3,000	25,500
Mining & Metallurgical Co., Norilsk Nickel — ADR	8,460	129,692
Mobile Telesystems OJSC	37,400	245,531
Mobile Telesystems OJSC — ADR	2,000	29,360
NovaTek OAO	16,200	198,594
Novolipetsk Steel OJSC — GDR	2,800	54,992
Rosneft Oil Co. GDR	35,100	231,660
Rostelecom — ADR‡	1,866	53,461
RusHydro — ADR	37,000	112,850
Sberbank of Russian Federation	491,595	1,106,089
Severstal — GDR Reg S(1)	2,200	25,058
Sistema JSFC RegS — GDR	3,500	58,835
Surgutneftegaz — ADR	10,000	50,900
Surgutneftegaz — ADR (London Exchnage)	23,500	185,415
Tatneft — ADR	4,000	118,400
TGK-2*	665,824	53
TMK OAO	513	1,518
TMK OAO RegS — GDR	1,300	11,700
X5 Retail Group NV — GDR*	2,700	61,668

Total Russia		4,063,977

SINGAPORE — 0.8%
CAPE PLC	4,418	22,504
CapitaLand, Ltd.	58,000	98,824
City Developments, Ltd.	5,000	34,309
ComfortDelgro Corp., Ltd.	18,000	19,637
Cosco Corp. Singapore, Ltd.	5,000	3,373
DBS Group Holdings, Ltd.	6,000	53,290
Fraser & Neave, Ltd.	20,000	95,602
Genting Singapore PLC*	152,000	176,955
Global Logistic Properties, Ltd.*	17,000	23,002
Golden Agri-Resources, Ltd.	459,040	253,046
Hutchison Port Holdings Trust	33,000	20,460
Hutchison Port Holdings Trust	66,000	39,600
Jardine Cycle & Carriage, Ltd.	3,335	123,727
Keppel Corp., Ltd.	26,700	191,442
Mobileone, Ltd.	16,000	30,839
Neptune Orient Lines, Ltd.	57,500	49,873
Olam International, Ltd.	7,000	11,495
Oversea-Chinese Banking Corp., Ltd.	11,000	66,405
Overseas Union Enterprise, Ltd.	8,000	12,952
SembCorp Industries, Ltd.	30,000	93,674
SembCorp Marine, Ltd.	18,000	53,013
Singapore Airlines, Ltd.	18,000	140,997
Singapore Exchange, Ltd.	7,000	33,083
Singapore Land, Ltd.	2,000	8,604
Singapore Press Holdings, Ltd.	16,000	45,519
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SINGAPORE — (Continued)
Singapore Technologies Engineering, Ltd.	9,000	$18,665
Singapore Telecommunications, Ltd.	122,000	290,644
SMRT Corp., Ltd.	4,000	5,459
United Industrial Corp., Ltd.	9,000	18,943
United Overseas Bank, Ltd.	1,000	11,773
United Overseas Land Group, Ltd.	53,000	163,448
Venture Corp., Ltd.	5,000	23,900
Wilmar International, Ltd.	31,000	119,502

Total Singapore		2,354,559

SLOVENIA — 0.2%
Gorenje Velenje*	2,600	16,825
Krka dd Novo mesto	3,470	237,576
Luka Koper*	1,120	10,292
Mercator Poslovni Sistem	300	57,076
Nova Kreditna Banka Maribor	11,800	48,260
Petrol	210	42,155
Sava DD*	100	1,553
Telekom Slovenije DD	400	32,605

Total Slovenia		446,342

SOUTH AFRICA — 1.6%
ABSA Group, Ltd.	4,900	85,586
Adcorp Holdings, Ltd.	10,600	33,484
Aeci, Ltd.	3,000	30,711
African Bank Investments, Ltd.	9,380	39,855
African Rainbow Minerals, Ltd.	2,100	44,484
Anglo Platinum, Ltd.	900	59,312
AngloGold Ashanti, Ltd.	4,600	195,680
ArcelorMittal South Africa, Ltd.	2,610	22,173
Aspen Pharmacare Holdings, Ltd.	7,622	91,284
Aveng, Ltd.	17,400	71,130
AVI, Ltd.	12,300	60,521
Barloworld, Ltd.	10,400	96,791
Bidvest Group, Ltd.	8,625	165,394
Discovery Holdings, Ltd.	7,999	43,104
Exxaro Resources, Ltd.	2,300	47,866
FirstRand, Ltd.	58,500	150,298
Foschini, Ltd.	4,400	57,226
Fountainhead Property Trust	18,100	15,404
Gold Fields, Ltd.	9,500	146,633
Grindrod, Ltd.	29,600	51,334
Group Five, Ltd.	4,500	12,660
Harmony Gold Mining Co., Ltd.	4,400	51,780
Impala Platinum Holdings, Ltd.	6,600	136,823
Imperial Holdings, Ltd.	3,900	59,665
Investec, Ltd.	3,500	19,107
JSE, Ltd.	2,600	22,868
Kumba Iron Ore, Ltd.	900	55,744
Liberty Holdings, Ltd.	2,800	27,568
Massmart Holdings, Ltd.	1,274	26,673
MMI Holdings, Ltd.	22,679	48,041
MTN Group, Ltd.	44,300	788,752
Murray & Roberts Holdings, Ltd.*	11,000	34,952
Naspers, Ltd.	5,101	223,179
Nedbank Group, Ltd.	2,800	50,294
Netcare, Ltd.	31,200	51,984
Pick’n Pay Stores, Ltd.	8,300	47,913
Pretoria Portland Cement Co., Ltd.	10,421	35,358
Remgro, Ltd.	7,500	110,207
Reunert, Ltd.	6,700	52,288
RMB Holdings, Ltd.	13,000	43,964
RMI Holdings, Ltd.	13,000	21,579
Sanlam, Ltd.	29,000	103,641
Sasol, Ltd.	6,400	305,628
Shoprite Holdings, Ltd.	7,500	126,540
Standard Bank Group, Ltd.	13,400	163,920
Steinhoff International Holdings, Ltd.*	24,400	69,459
Telkom SA, Ltd.	10,100	36,346
Tiger Brands, Ltd.	2,300	71,480
Truworths International, Ltd.	7,400	67,697
Wilson Bayly Holmes- Ovcon, Ltd.	2,800	36,486
The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.
Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SOUTH AFRICA — (Continued)
Woolworths Holdings, Ltd.	10,600	$51,211

Total South Africa		4,462,077

SOUTH KOREA — 1.8%
Amorepacific Corp.	30	27,396
BS Financial Group, Inc.*	3,215	30,838
Cheil Industries, Inc.	890	78,029
Daewoo Engineering & Construction Co., Ltd.*	4,364	39,776
Daewoo International Corp.	1,379	34,655
Doosan Heavy Industries and Construction Co., Ltd.	1,030	58,206
Doosan Infracore Co., Ltd.*	2,200	34,088
E-Mart Co., Ltd.*	221	53,523
Hana Financial Group, Inc.	2,270	70,051
Hanjin Shipping Co., Ltd.*	1,497	14,749
Hynix Semiconductor, Inc.*	3,690	70,309
Hyosung Corp.	360	16,750
Hyundai Department Store Co., Ltd.	430	60,842
Hyundai Heavy Industries	520	116,007
Hyundai Merchant Marine Co., Ltd.	1,180	25,710
Hyundai Mobis	700	177,431
Hyundai Motor Co.	2,032	375,708
Hyundai Securities Co.	2,330	17,434
Hyundai Steel Co.	750	62,305
KB Financial Group, Inc.	4,613	145,358
KCC Corp.	120	29,740
Kia Motors Corp.	2,120	122,746
Korea Electric Power Corp.*	3,700	82,062
Korea Exchange Bank	2,950	18,822
Korea Zinc Co., Ltd.	300	79,167
Korean Air Lines Co., Ltd.	800	30,208
KT Corp.	1,231	38,095
KT&G Corp.*	1,400	98,924
LG Chem, Ltd.	528	145,521
LG Corp.	830	44,238
LG Display Co., Ltd.	2,660	56,571
LG Electronics, Inc.	1,070	69,104
LG Telecom, Ltd.	5,860	37,642
Lotte Shopping Co., Ltd.	190	55,994
Macquarie Korea Infrastructure Fund	5,769	25,039
Mirae Asset Securities Co., Ltd.	388	10,626
NHN Corp.*	380	69,601
OCI Co., Ltd.	270	51,445
POSCO	974	321,285
S-Oil Corp.	740	64,236
Samsung C&T Corp.	1,000	59,115
Samsung Card Co.	1,000	33,767
Samsung Electro- Mechanics Co., Ltd.	470	31,700
Samsung Electronics Co., Ltd.	1,240	1,138,819
Samsung Fire & Marine Insurance Co., Ltd.	630	115,391
Samsung Heavy Industries Co., Ltd.	1,680	40,687
Samsung Securities Co., Ltd.	1,240	53,174
Shinhan Financial Group Co., Ltd.	4,850	167,350
Shinsegae Co., Ltd.	78	16,589
SK Energy Co., Ltd.	800	98,611
SK Holdings Co., Ltd.	320	33,611
SK Telecom Co., Ltd.	600	73,698
Woongjin Coway Co., Ltd.	1,510	47,974
Woori Finance Holdings Co., Ltd.	5,090	41,665
Woori Investment & Securities Co., Ltd.	2,168	19,949

Total South Korea		4,932,331

SPAIN — 1.2%
Abertis Infraestructuras SA	1,790	28,588
Acciona SA	1,557	134,471
Amadeus IT Holding SA — Class A	2,020	32,771
Banco Bilbao Vizcaya Argentaria SA	4,749	41,058
Banco de Sabadell SA	40,280	152,956
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SPAIN — (Continued)
Banco Espanol de Credito SA	6,527	$31,467
Banco Popular Espanol SA	53,713	244,703
Banco Santander Central Hispano SA — ADR	5,461	41,067
Banco Santander SA	97,438	740,259
Bankia SA*	6,850	31,872
Criteria Caixacorp SA	20,214	99,285
Distribuidora Internacional de Alimentacion SA*	3,647	16,497
Enagas	1,069	19,771
Endesa SA	15,156	310,907
Ferrovial SA	2,672	32,248
Fomento de Construcciones y Contratas SA	3,021	78,355
Gamesa Corp Tecnologica SA	1,166	4,844
Grifols SA	850	14,301
Iberdrola SA	28,635	179,337
Industria de Diseno Textil SA	2,468	202,129
Red Electrica Corporacion SA	1,048	44,848
Repsol YPF SA	23,066	708,563
Sacyr Vallehermoso SA	8,031	41,265

Total Spain		3,231,562

SWEDEN — 2.1%
Alfa Laval AB	2,389	45,266
Assa Abloy AB — Class B	2,056	51,564
Atlas Copco AB — A Shares	13,848	297,804
Atlas Copco AB — B Shares	8,410	159,840
Bankas Snoras AB*	55,450	—
Bilia AB — Class A	3,581	50,343
Boliden AB	2,644	38,611
CDON Group AB*	191	1,049
Electrolux AB — Class B	114	1,817
Elekta AB — Class B	2,523	109,432
Getinge AB — Class B	3,913	99,160
Hennes & Mauritz AB — Class B	8,057	259,082
Hexagon AB	2,016	30,143
Holmen AB — Class B	2,300	66,072
Husqvarna AB — Class B	2,400	11,058
Investor AB — Class B	1,088	20,299
Kinnevik Investment AB — Class B	645	12,568
Loomis AB	1,659	23,865
Lundin Petroleum AB*	1,600	39,337
Millicom International Cellular SA	745	74,640
Modern Times — Class B	191	9,125
Nordea Bank AB	33,779	261,366
Ratos AB — B Shares	424	4,975
SAAB AB — Class B	10,942	226,407
Sandvik AB	12,203	149,744
Scania AB — Class B	1,889	27,997
Skandinaviska Enskilda Banken AB	34,304	199,831
Skanska AB — Class B	23,179	383,956
SKF AB — Class B	3,911	82,743
SSAB AB — Class A	8,355	73,631
SSAB AB — Class B	1,865	14,309
Svenska Cellulosa AB — Class B	22,036	326,599
Swedbank AB (Forenings Sparbanken AB) - Class A	40,988	530,958
Swedish Match AB	37,607	1,334,979
Tele2 AB — Class B	4,165	81,036
Telefonaktiebolaget LM Ericsson — ADR	24,700	250,211
Telefonaktiebolaget LM Ericsson — Class B	40,454	413,825
TeliaSonera AB	7,484	50,861
Trelleborg AB Class B	544	4,723
Volvo AB — Class B	11,749	128,552

Total Sweden		5,947,778

SWITZERLAND — 6.0%
ABB, Ltd.	24,048	452,644
Actelion, Ltd.	3,700	127,036
Adecco SA	8,864	371,339
Aryzta AG	536	25,907
Baloise Holding AG	1,789	122,657
Compagnie Financiere Richemont SA	5,285	267,316
Credit Suisse Group AG	17,622	414,050
Dufry Group — Registered Shares*	1,980	182,233
Flughafen Zuerich AG	170	59,001
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SWITZERLAND — (Continued)
Forbo Holding AG	394	$206,794
Geberit AG	1,444	278,254
Georg Fischer AG	201	68,691
Givaudan SA	209	199,143
Glencore International PLC	6,543	39,832
Holcim, Ltd.	7,638	408,612
Inficon Holding AG	363	59,515
Julius Baer Group, Ltd.	1,618	63,287
Kuehne & Nagel International AG	569	63,909
Lindt & Spruengli AG	4	11,898
Lindt & Spruengli AG	1	33,418
Logitech International SA*	5,982	46,713
Lonza Group AG	2,556	151,025
Meyer Burger Technology, Ltd.*	2,176	34,054
Nestle SA	65,132	3,744,414
Novartis AG	7,110	406,480
Novartis AG — ADR	9,089	519,618
OC Oerlikon Corporation AG*	25,638	137,293
Pargesa Holding SA	1,060	69,403
Partners Group Holding AG	162	28,268
Rieter Holdings AG*	1,461	219,469
Roche Holding AG — Genusschein	15,941	2,701,807
Schindler Holding AG	125	14,519
Schindler Holding AG — Part Cert.	549	63,942
SGS SA	43	71,186
Sika AG	12	22,613
Sonova Holdings AG (Phonak Holding AG)	261	27,300
Straumann Holding AG — Registered Shares	45	7,766
Sulzer AG	170	18,171
Swatch Group AG	772	288,894
Swiss Life Holding AG	2,216	203,835
Swiss Prime Site AG*	997	74,884
Swiss Re, Ltd.	23,620	1,203,757
Syngenta AG	2,689	787,262
Synthes, Inc.	529	88,702
The Swatch Group AG	250	16,661
Transocean, Ltd.	2,771	106,379
UBS AG*	104,277	1,241,155
Zurich Financial Services AG	3,590	812,174

Total Switzerland		16,563,280

TAIWAN — 1.7%
Acer, Inc.	28,870	33,467
Advanced Semiconductor Engineering, Inc.	79,661	68,140
Asia Cement Corp.	40,146	45,080
Asustek Computer, Inc.	7,700	54,802
AU Optronics Corp.	54,126	23,238
Catcher Technology Co., Ltd.	9,438	43,794
Cathay Financial Holding Co., Ltd.	89,403	96,551
Chang Hwa Commercial Bank	73,030	39,676
China Airlines	80,004	34,877
China Development Financial Holding Corp.	192,750	54,555
China Steel Corp.	144,242	137,196
Chinatrust Financial Holding Co., Ltd.	180,051	112,387
Chunghwa Telecom Co., Ltd.	67,024	221,355
Compal Electronics, Inc.	59,736	59,580
D-Link Corp.	36,046	24,345
Delta Electronics, Inc.	22,888	54,425
Epistar Corp.	10,099	21,446
Far Eastern Department Stores Co., Ltd.	47,001	55,416
Far EasTone Telecommunications Co., Ltd.	68,000	127,785
First Financial Holding Co., Ltd.	90,687	53,162
Formosa Chemicals & Fibre Corp.	37,950	100,142
Formosa Petrochemical Corp.	28,990	89,807
Formosa Plastics Corp.	60,040	160,218
Foxconn Technology Co., Ltd.	8,000	25,523
Fubon Financial Holding Co., Ltd.	47,402	50,174
HannStar Display Corp.*	144,049	7,469
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
TAIWAN — (Continued)
High Tech Computer Corp.	6,465	$106,117
HON HAI Precision Industry Co., Ltd.	70,934	194,208
Hotai Motor Co., Ltd.	20,000	96,106
Hua Nan Financial Holdings Co., Ltd.	88,815	47,958
Innolux Display Corp.*	68,389	27,555
Largan Precision Co., Ltd.	1,000	18,693
Lien Hwa Industrial Corp.	75,104	43,531
Lite-On Technology Corp.	33,892	38,169
MediaTek, Inc.	10,082	92,399
Mega Financial Holding o., Ltd.	131,580	87,781
Motech Industries, Inc.	13,372	23,450
Nan Kang Rubber Tire Co., Ltd.	23,166	34,735
Nan Ya Plastics Corp.	74,730	148,330
Nanya Technology Corp.*	44,327	3,323
Novatek Microelectronics Corp., Ltd.	10,145	25,430
Pegatron Corp.	42,990	46,782
POU Chen Corp.	96,157	78,916
Powerchip Semiconductor Corp.*	66,340	1,884
President Chain Store Corp.	12,496	68,095
Quanta Computer, Inc.	40,571	85,352
Realtek Semiconductor Corp.	8,826	12,928
Shin Kong Financial Holding Co., Ltd.*	78,586	22,268
Siliconware Precision Industries Co.	36,000	32,220
Sino-American Silicon Products, Inc.	13,657	21,018
SinoPac Financial Holdings Co., Ltd.	126,203	38,429
Synnex Technology International Corp.	23,941	57,799
Tainan Spinning Co., Ltd.	113,464	38,222
Taishin Financial Holding Co., Ltd.	90,799	31,487
Taiwan Cement Corp.	62,057	71,733
Taiwan Cooperative Financial Holding Co.*	49,343	29,659
Taiwan Fertilizer Co., Ltd.	16,000	37,254
Taiwan Kolin Co., Ltd.*	141,000	—
Taiwan Mobile Co., Ltd.	50,874	158,608
Taiwan Semiconductor Manufacturing Co., Ltd.	263,911	660,671
Tatung Co., Ltd.*	120,916	30,390
Tung Ho Steel Enterprise Corp.	37,476	32,923
Uni-President Enterprises Corp.	86,366	126,216
United Microelectronics Corp.	131,000	54,946
Walsin Lihwa Corp.	120,000	34,559
Wistron Corp.	30,496	38,625
Yuanta Financial Holding Co., Ltd.*	109,172	55,705
Yulon Motor Co., Ltd.	49,640	85,250
Zinwell Corp.	22,435	24,377

Total Taiwan		4,758,711

THAILAND — 0.8%
Advanced Info Service PCL — For Reg	43,300	192,826
Airports of Thailand PCL	49,900	71,173
Bangkok Bank PCL	19,300	100,323
Bangkok Dusit Medical Service PCL*	20,600	53,540
Bangkok Expressway PCL	50,500	29,132
BEC World PCL	41,700	59,477
Bumrungrad Hospital PCL	16,000	23,582
CalComp Electronics Thailand PCL	211,500	17,161
Central Pattana PCL	44,600	53,365
Charoen Pokphand Foods PCL	91,300	95,496
CP ALL PCL	67,200	110,225
Electricity Generating PCL	15,300	46,676
Hana Microelectronics PCL	131,800	78,955
IRPC PCL	269,900	34,903
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
THAILAND — (Continued)
Kasikornbank PCL	100	$387
Kasikornbank PCL - For Reg	33,200	131,011
Khon Kaen Sugar Industry PCL	39,100	16,483
Krung Thai Bank PCL	75,000	35,420
PTT Exploration & Production PCL	31,800	169,835
PTT Exploration & Production PCL - For Reg	300	1,602
PTT Global Chemical Public Co., Ltd.*	58,481	113,069
PTT PCL	18,000	181,426
Quality House PCL	838,700	39,609
Ratchaburi Electricity Generating Holding PCL	46,000	64,152
Siam Cement PCL	6,500	75,404
Siam City Cement PCL	4,600	37,616
Siam Commercial Bank PCL — For Reg	34,900	127,211
Siam Makro PCL	3,300	24,998
Thai Airways International PCL	46,000	29,160
Thai Beverage PCL	496,000	93,690
Thai Oil PCL	25,600	47,468
Thai Union Frozen Products PCL	17,220	31,929
TMB Bank PCL	546,200	27,353
Total Access Communication PCL — NVDR	28,400	62,561

Total Thailand		2,277,218

TURKEY — 0.7%
Akbank TAS	43,103	137,019
Akcansa Cimento AS	4,900	17,750
Akenerji Electrik Uretim AS*	15,852	15,402
Anadolu Efes Biracilik ve Malt Sanayii AS	7,963	95,871
Anadolu Efes Biracilik ve Malt Sanayii AS — ADR	3	7
Arcelik AS	13,520	43,692
Asya Katilim Bankasi AS*	40,000	33,584
Bim Birlesik Magazalar AS	2,900	80,396
Cimsa Cimento Sanayi ve Tica	4,400	17,519
Dogan Sirketler Grubu Holding AS*	85,907	24,043
Dogus Otomotiv Servis ve Ticaret AS	13,000	20,251
Eczacibasi Ilac Sanayi	19,500	18,535
Enka Insaat ve Sanayi AS	37,391	80,952
Eregli Demir ve Celik Fabrikalari TAS	54,221	93,913
Haci Omer Sabinci Holding AS	27,778	79,208
Ihlas Holding*	53,700	21,834
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS*	68,862	27,636
KOC Holding AS	42,714	128,114
Koza Altin Isletmeleri AS	2,800	37,112
Petkim Petrokimya Holding AS	24,518	25,505
Petrol Ofisi AS*	6,494	13,442
TAV Havalimanlari Holding AS*	6,700	28,516
Tekfen Holding AS	18,500	52,166
Tofas Turk Otomobil Fabrikasi AS	14,700	45,953
Tupras-Turkiye Petrol Rafine	7,346	155,163
Turk Hava Yollari Anonim Ortakligi*	31,080	34,793
Turk Telekomunikasyon AS	24,947	92,477
Turkcell Iletisim Hizmet AS	32,608	152,902
Turkiye Garanti Bankasi AS	57,153	178,061
Turkiye Halk Bankasi AS	8,554	44,718
Turkiye Is Bankasi	32,942	57,578
Turkiye Sinai Kalkinma Bankasi AS	37,500	36,238
Turkiye Vakiflar Bankasi Tao	16,700	21,605
Ulker Biskuvi Sanayi AS	8,021	22,872
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
TURKEY — (Continued)
Yapi ve Kredi Bankasi AS*	28,578	$40,594
Yazicilar Holding AS	2,500	13,148

Total Turkey		1,988,569

UNITED ARAB EMIRATES — 0.4%
Aabar Investments PJSC*	83,600	16,501
Abu Dhabi Commercial Bank*	60,000	45,411
Abu Dhabi National Hotels	50,000	29,947
Air Arabia	411,400	65,633
Aldar Properties PJSC*	61,000	15,278
Amlak Finance PJSC*	50,900	—
Arabtec Holding Co.	224,375	97,125
Dana Gas PJSC*	469,700	57,543
DP World, Ltd.	17,170	166,377
Dubai Financial Market*	144,800	33,114
Dubai Islamic Bank PJSC	65,548	34,620
Emaar Properties PJSC	223,200	156,167
Emirates NBD PJSC	52,030	41,645
First Gulf Bank PJSC	17,999	75,707
Gulf Cement Co.	65,000	12,564
National Bank of Abu Dhabi PJSC	56,544	168,563
Tabreed*	36,199	4,888
Union National Bank/Abu Dhabi	86,416	67,991
Union Properties PJSC*	65,340	4,590

Total United Arab Emirates		1,093,664

UNITED KINGDOM — 13.9%
Admiral Group PLC	1,164	15,401
Aggreko PLC	2,547	79,782
Amec PLC	9,766	137,636
Anglo American PLC (London Exchange)	23,111	853,849
Antofagasta PLC (Johannesburg Exchange)	4,009	75,645
ARM Holdings PLC	29,204	268,492
Ashtead Group PLC	32,072	112,565
Associated British Foods PLC	4,811	82,709
AstraZeneca PLC	41,899	1,935,792
Aviva PLC	103,402	483,031
Babcock International Group PLC	2,062	23,553
BAE Systems PLC	4,610	20,411
Balfour Beatty PLC	1,949	8,015
Barclays PLC	23,896	65,333
Barclays PLC — ADR	56,612	622,166
BG Group PLC	66,086	1,412,712
BHP Billiton PLC	56,405	1,644,620
Bodycote PLC	39,653	161,834
BP PLC	54,376	388,870
BP PLC — ADR	60,679	2,593,420
British American Tobacco PLC	21,444	1,017,551
British Sky Broadcasting Group PLC	8,584	97,648
BT Group PLC	61,237	181,546
Bunzl PLC	1,926	26,441
Burberry Group PLC	10,936	201,254
Cable & Wireless Worldwide PLC	307,556	77,615
Cairn Energy PLC*	8,193	33,756
Carnival PLC	1,943	64,151
Carnival PLC — ADR	4,976	163,860
Centrica PLC	29,963	134,618
Cineworld Group PLC	17,117	54,561
Cobham PLC	6,837	19,473
Compass Group PLC	35,486	336,718
Cookson Group PLC	11,723	92,667
Dairy Crest Group	54,830	286,105
Devro PLC	25,388	101,643
Diageo PLC	29,326	640,561
Diploma PLC	5,228	27,580
Drax Group PLC	44,517	376,782
Eurasian Natural Resources Corp.	15,422	152,203
EVRAZ PLC*	4,200	24,440
G4S PLC	8,338	35,195
GKN PLC	11,542	32,802
GlaxoSmithKline PLC	40,940	935,570
HFC Bank Ghana, Ltd.	243,750	66,903
Hikma Pharmaceuticals PLC	13,215	127,241
HSBC Holdings PLC	81,999	625,320
HSBC Holdings PLC — ADR	24,230	923,163
ICAP PLC	3,213	17,309
Imperial Tobacco Group PLC	43,716	1,653,132
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
UNITED KINGDOM — (Continued)
Inmarsat PLC	2,496	$15,687
Intercontinental Hotels Group PLC	1,698	30,510
International Consolidated Airlines Group SA*	13,833	31,665
International Consolidated Airlines Group SA*	13,374	30,118
International Power PLC	12,039	63,044
Intertek Group PLC	1,153	36,439
Invensys PLC	4,513	14,788
Investec PLC	15,093	79,459
ITV PLC	21,905	23,183
J Sainsbury PLC	437,295	2,057,036
Johnson Matthey PLC	1,263	36,012
Kazakhmys PLC	12,379	178,211
Kingfisher PLC	128,344	499,687
Lloyds Banking Group PLC*	352,198	141,690
Lloyds Banking Group PLC — ADR*	96,184	151,009
London Stock Exchange Group PLC	2,311	28,532
Lonmin PLC	941	14,321
Man Group PLC	53,331	104,108
Marks & Spencer Group PLC	17,771	85,830
Marston’s PLC	80,226	114,311
Meggitt PLC	6,123	33,548
Melrose PLC	37,376	197,351
Micro Focus International PLC	5,691	34,133
Mondi PLC	14,786	104,479
Morgan Crucible Co. PLC	68,039	277,896
National Grid PLC	9,169	88,996
New World Resources PLC	13,870	95,331
Next PLC	1,099	46,713
Old Mutual PLC	236,253	497,147
Paragon Group of Cos PLC	46,188	131,265
Pearson PLC	17,715	332,885
Persimmon PLC	9,513	69,436
Petrofac, Ltd.	2,933	65,636
Premier Oil PLC*	9,470	53,386
Randgold Resources, Ltd.	804	82,220
Reckitt Benckiser Group PLC	18,261	901,820
Reed Elsevier PLC	6,275	50,577
Rexam PLC	24,068	131,867
Rio Tinto PLC	37,931	1,840,825
Robert Wiseman Dairies PLC	6,250	24,921
Rolls-Royce Holdings PLC	31,340	363,326
Rolls-Royce Holdings PLC*?	1,971,123	3,061
Royal Bank of Scotland Group PLC*	139,951	43,860
Royal Bank of Scotland Group PLC — ADR*	20,561	130,974
SABMiller PLC	7,509	264,305
Schroders PLC	2,628	43,792
Schroders PLC	648	13,223
Scottish & Southern Energy PLC	4,192	84,046
Serco Group PLC	2,809	20,677
Severn Trent PLC	1,386	32,201
Shire PLC	4,294	149,575
Smith & Nephew PLC	12,992	126,203
Smiths Group PLC — Class B	2,301	32,697
Spirit Pub Co., PLC*	57,453	38,143
Standard Chartered PLC	40,703	890,647
Subsea 7 SA*	2,700	50,110
Tate & Lyle PLC	14,717	161,016
Tesco PLC	85,068	532,996
The Capita Group PLC	4,252	41,502
The Sage Group PLC	17,332	79,188
The Weir Group PLC	4,883	154,091
Travis Perkins PLC	3,143	38,829
TUI Travel PLC	3,596	9,259
Tullow Oil PLC	7,121	155,045
Unilever PLC	10,110	339,606
Vedanta Resources PLC	657	10,356
Vodafone Group PLC	218,360	606,669
Vodafone Group PLC — ADR	122,932	3,445,784
Whitbread PLC	1,014	24,629
William Hill PLC	68,794	216,664
WM Morrison Supermarkets PLC	159,335	807,167
Wolseley PLC	2,637	87,310
WPP PLC	22,403	235,017
Xstrata PLC	53,384	810,808

Total United Kingdom		38,352,492

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
UNITED STATES — 0.0%
Brookfield Properties Corp.	2,000	$31,352
Shaw Communication, Inc. — Class B‡	2,000	39,740
Thomson Reuters Corp.‡	685	18,269

Total United States		89,361

VIETNAM — 0.1%
Dragon Capital — Vietnam Enterprise Investments, Ltd.*	101,745	169,914

Total Vietnam		169,914

Total Common Stock (Cost $273,045,376)		260,932,334

EXCHANGE-TRADED FUNDS — 1.4%
iShares MSCI EAFE Value Index Fund‡	87,000	3,714,900

Total Exchange-Traded Funds (Cost $3,838,524)		3,714,900

PREFERRED STOCK — 1.7%
BRAZIL — 0.9%
AES Tiete SA, 11.34%	3,080	44,386
Banco Bradesco SA, 0.59%	12,793	210,902
Banco Itau Holding Financeira SA, 0.44%	15,000	273,341
Bradespar SA, 0.59%	1,900	32,280
Braskem SA — Class A, 0.00%	3,300	22,646
Cia de Bebidas das Americas, 0.64%	7,235	261,046
Cia Energetica de Minas Gerais, 2.93%	6,108	108,947
Cia Energetica de Sao Paulo, 0.95%	4,100	72,647
Cia Vale do Rio Doce — Class A, 3.37%	21,800	442,019
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, 11.45%	960	18,786
Gerdau SA, 0.74%	4,600	35,759
Gol Linhas Aereas Inteligentes SA, 3.03%	1,000	6,669
Investimentos Itau SA, 0.62%	28,697	173,544
Lojas Americanas SA, 0.35%	8,357	64,069
Marcopolo SA, 1.47%	8,000	30,409
Metalurgica Gerdau SA, 1.49%	3,500	33,607
Petroleo Brasileiro SA, 1.07%	45,400	523,064
Usinas Siderurgicas de Minas Gerais SA — Class A, 1.26%	4,300	23,399

Total Brazil		2,377,520

CHILE — 0.1%
Embotelladora Andina SA — Class B, 2.42%	10,300	45,007
Sociedad Quimica y Minera de Chile SA B, 3.94%	2,500	134,571

Total Chile		179,578

CROATIA — 0.0%
Adris Grupa DD, 2.22%	579	21,776

Total Croatia		21,776

GERMANY — 0.7%
Bayerische Motoren Werke AG , 2.93%	309	14,617
Henkel AG & KGaA—Vorzug, 2.28%	15,444	891,280
Jungheinrich AG, 5.91%	1,103	27,038
Porsche Automobil Holding SE AG, 1.44%	4,844	259,237
Volkswagen AG, 3.74%	5,879	880,728

Total Germany		2,072,900

RUSSIA — 0.0%
Transneft, 1.54%	25	37,500

Total Russia		37,500

Total Preferred Stock (Cost $4,142,728)		4,689,274

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
RIGHTS* — 0.1%
BRAZIL — 0.0%
Gol Linhas Aereas Inteligentes SA	49	$—

Total Brazil		—

CHILE — 0.0%
Compañía Sud Americana de Vapores SA	43,030	37
Quinenco SA	2,744	53

Total Chile		90

FRANCE — 0.0%
Video Futur Entertainment Group SA	4,954

Total France		—

MOROCCO — 0.1%
Douja Promotion Groupe Addoha SA	6,000	48,821
Lafarge Ciments	110	53,947

Total Morocco		102,768

Total Rights (Cost $173,582)		102,858

CALL WARRANTS* — 1.5%
Citigroup Global Markets Holdings, Inc -
Al-Qurain Petrochemicals Co. Exp. 11/02/13	40,000	30,725
Gulf Bank Exp. 11/14/13	40,000	73,223
Kuwait Food Co. Exp. 11/15/13	9,600	50,998
Kuwait Real Estate Co. Exp. 11/15/13	120,000	20,675
Mena Holdings Exp. 11/15/13	35,000	2,050
National Real Estate Bank for Development Exp. 11/04/13	40,000	18,378
Boubyan Bank K.S.C. Exp. 10/14/13	20,000	42,355
Commercial Bank of Kuwait Exp. 02/25/14	14,000	39,703
Citigroup Global Markets Holdings, Inc. - Kuwait Finance House Exp. 01/14/14	28,200	91,108
Mobile Telecommunication Co. Exp. 09/20/13	63,500	205,155
National Bank of Kuwait Exp. 10/15/13	43,600	175,295
National Industries Group Holdings Exp. 01/14/14	98,000	91,467
National Investment Co. Exp. 10/04/13	30,000	18,521
Public Warehousing Co. Exp. 03/17/14	15,000	20,192
Boubyan Petrochemicals Exp. 08/05/19	60,000	120,603
Gulf Cable and Electrical Industries Co. Exp. 11/04/13	12,500	63,711
JPMorgan Chase Bank NA — CW14 KINHDO Corp., Exp. 12/08/14	21,700	26,201
CW14 Vincom JSC Exp. 12/16/14	19,841	93,379
CW15 FPT Corp. Exp. 01/13/15	29,400	68,483
CW15 HAGL JSC Exp. 03/03/15	43,050	39,904
CW15 HOA Phat Group JSC Exp. 03/03/15	48,700	39,816
CW15 PHA LAI Thermal Power Exp. 01/13/15	58,600	19,495
Merrill Lynch Int’l &
Co.- CW15 Aditya Birla Nuvo Ltd., Exp. 6/11/15	1,600	22,363
CW15 Axis Bank, Ltd., Exp. 03/16/15	3,760	57,106
CW15 Container Corporation of India, Ltd., Exp. 02/02/15	2,500	39,497
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
CALL WARRANTS — (Continued)
Merrill Lynch Int’l & Co. — CW15 ITC Ltd., Exp. 08/04/15	27,500	$104,242
CW15 Jaiprakash Associates, Ltd., Exp. 06/15/15	28,900	28,516
CW10 Burgan Bank, Exp. 04/24/13	30,000	51,154
CW11 Cairn India, Ltd., Exp. 12/27/11	8,870	52,488
CW12 ABB Ltd. India, Exp. 06/27/12	2,560	28,133
CW12 Bharti Airtel Exp. 06/29/12	37,396	241,889
CW12 Colgate Palmolive India, Ltd., Exp. 10/25/12	2,500	46,632
CW12 DLF, Ltd., Exp. 06/21/12	11,800	40,685
CW12 Essar Oil, Ltd., Exp. 07/20/12	5,730	5,427
CW12 Kotak Mahindra Bank, Ltd., Exp. 04/20/12	7,400	59,996
CW12 Mundra Port and Special Economic Zone, Ltd., Exp. 11/23/12	21,000	47,473
CW12 Power Grid Corp of India, Ltd., Exp. 09/27/12	24,600	46,370
CW12 Punj Lloyd, Ltd., Exp. 06/25/12	4,400	3,277
CW13 Jindal Steel & Power, Ltd., Exp. 01/30/13	4,700	40,106
CW13 Piramal Healthcare, Ltd., Exp. 02/05/13	4,505	32,083
CW13 Reliance Power Exp. 02/04/13	23,200	30,996
CW14 Larsen & Toubro, Ltd., Exp. 06/10/14	1,900	35,603
CW14 NTPC, Ltd., Exp. 10/06/14	35,073	105,737
Merrill Lynch Int’l & Co. — CW14 Sesa Goa, Ltd. Exp. 12/04/14	4,700	14,462
CW14 Steel Authority of India, Ltd., Exp. 03/25/14	9,100	13,897
CW14 Tata Consultancy Services, Ltd., Exp. 08/06/14	5,840	127,330
CW14 Tata Steel Ltd., Exp. 12/23/14	4,750	29,987
CW14 Ultratech Cement Ltd., Exp. 06/10/14	3,571	78,033
CW15 Bharat Heavy Electricals Ltd., Exp. 08/17/15	7,970	35,869
CW15 Cipla Ltd., Exp. 09/09/15	6,800	32,492
CW15 HDFC Bank Ltd., Exp. 05/26/15	18,255	146,731
CW15 Housing Development Finance Corp., Exp. 08/19/15	16,000	194,709
CW15 Infrastructure Development Finance Co., Ltd., Exp. 07/29/15	16,800	28,994
CW15 Nestle India Ltd., Exp. 09/17/15	1,500	115,663
CW15 Ranbaxy Laboratories Ltd., Exp. 10/26/15	5,000	38,123
CW15 Sterlite Industries India Ltd., Exp. 06/24/15	18,000	30,201
CW15 Sun Pharmaceuticals Industries, Ltd., Exp. 02/02/15	12,000	111,549
CW15 Suzlon Energy Ltd., Exp. 08/15/15	43,500	14,744
CW15 Tata Power Co. Ltd., Exp. 09/17/15	34,400	56,518
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
CALL WARRANTS — (Continued)
Merrill Lynch Int’l & Co. — CW15 Unitech Ltd., Exp. 07/07/15	46,200	$16,747
Dr. Reddys Labs Exp. 12/17/15	1,700	50,870
Grasim Industries Ltd. Exp. 04/18/16	300	14,171
Hero Honda Motors Ltd. Exp. 04/18/16	2,200	78,925
Hindustan Unilever Ltd., Exp 12/14/15	20,000	153,583
Indian Oil Corp., Exp. 07/29/16	9,200	55,264
Mahindra & Mahindra Ltd. Exp. 12/10/15	7,700	99,039
Maruti Suzuki India Ltd. Exp. 11/30/15	1,400	24,255
Oil & Natural Gas Corp., Ltd., Exp. 02/08/16	27,028	130,598
Reliance Capital Ltd., Exp. 08/30/16	3,100	13,718
Reliance Communications, Exp. 12/28/15	30,229	39,875
United Spirits Ltd., Exp. 01/13/16	2,200	20,347

Total Call Warrants (Cost $5,324,588)		4,237,904

CERTIFICATES*— 0.2%
HSBC Bank PLC — Al Rajhi Bank, Exp. 04/30/12	3,200	59,303
HSBC Bank PLC — Alinma Bank, Exp. 06/04/12	10,150	25,170
HSBC Bank PLC — Almari Co., Ltd., Exp. 03/27/12	1,600	42,664
HSBC Bank PLC — Arab National Bank, Exp. 06/04/12	3,923	28,871
HSBC Bank PLC — Banque Saudi Fransi, Exp. 04/30/12	3,300	36,958
HSBC Bank PLC — Ethad Etisalat Co., Exp. 04/02/12	4,700	65,482
HSBC Bank PLC — National Industrialization Co., Exp. 05/14/12	7,502	82,416
HSBC Bank PLC — Saudi Arabian Fertilizer Co., Exp. 06/04/12	1,100	51,037
HSBC Bank PLC — Saudi Basic Industries Corp., Exp 03/26/12	3,800	98,287
HSBC Bank PLC — Saudi Ind Investment Group., Exp. 06/11/12	5,750	29,285
HSBC Bank PLC — Saudi Telecom Co., Exp. 05/21/12	3,600	32,542
HSBC Bank PLC — Savola, Exp. 04/20/12	6,700	50,559

Total Certificates (Cost $564,864)		602,574

REAL ESTATE INVESTMENT TRUSTS — 0.0%
CANADA — 0.0%
RioCan Real Estate Investment Trust	1,153	29,913

Total Real Estate Investment Trusts		29,913

SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds TempFund Portfolio	2,004,800	2,004,800
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	9,754	9,754

Total Short-Term Investments (Cost $2,014,554)		2,014,554

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES —3.1%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	8,632,517	$8,632,517

TOTAL SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $8,632,517)(3)		8,632,517

TOTAL INVESTMENTS — 103.0% (Cost $297,767,026)†,(2)		$284,956,828
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(8,275,178)

NET ASSETS — 100.0%		$276,681,650

*	Non-income producing security.

†	The cost for Federal income tax purposes is $305,554,375. At December 31, 2011 net unrealized depreciation was $20,597,547. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $19,424,682, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $40,022,229.

(1)	Illiquid security.

(2)	At December 31, 2011, the market value of securities on loan for the Multi-Manager International Fund was $8,275,051.

(3)	See Note 6 in Notes to Financial Statements.

‡	Security partially or fully on loan.

ADR — American Depository Receipt

GDR — Global Depository Receipt

PLC — Public Limited Company
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued
At December 31, 2011, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

						Net
					Value at	Unrealized
			Contract		December 31,	Appreciation
Settlement Date	Currency Bought		Amount	Counterparty	2011	(Depreciation)
01/03/2012	30,000	Australian Dollar	$30,323	Northern Trust	$30,684	$361
01/03/2012	29,878	EURO	41,794	Northern Trust	38,669	(3,125)
01/03/2012	3,707	EURO	5,279	Northern Trust	4,798	(481)
04/04/2012	24,605,630	Japanese Yen	316,675	J.P. Morgan Securities	319,678	3,003
01/03/2012	21,002	Swiss Franc	22,288	BT Alex. Brown, Inc.	22,359	71
01/03/2012	143,351	Swedish Krona	21,408	BT Alex. Brown, Inc.	20,830	(578)
01/03/2012	4,000	United Kingdom Pound	6,188	BT Alex. Brown, Inc.	6,212	24
01/03/2012	89,468	United Kingdom Pound	138,031	BT Alex. Brown, Inc.	138,943	912

						$187

					Value at	Net
			Contract		December 31,	Unrealized
Settlement Date	Currency Sold		Amount	Counterparty	2011	Depreciation
01/03/2012	100,000	Canadian Dollar	$101,209	BT Alex Brown, Inc.	$98,160	$3,049
01/03/2012	215	Canadian Dollar	210	Credit Suisse	211	(1)
01/03/2012	324	Canadian Dollar	316	Credit Suisse	318	(2)
03/21/2012	288,204	EURO	375,530	Credit Suisse	373,289	2,241
03/21/2012	310,615	EURO	404,669	BT Alex Brown, Inc.	402,316	2,353
01/04/2012	840,000	Japanese Yen	10,778	Credit Suisse	10,913	(135)
01/03/2012	100,000	Swiss Franc	106,101	Credit Suisse	106,462	(361)
03/21/2012	512,295	Swiss Franc	545,982	Credit Suisse	546,370	(388)
01/04/2012	270	United Kingdom Pound	415	Credit Suisse	419	(4)

						$6,752

At December 31, 2011, the Multi-Manager International Fund entered had open financial futures contracts as follows:

Number				Value at	Unrealized
of	Underlying	Expiration	Contract	December 31,	Appreciation
Contracts	Contracts to Buy	Date	Amount	2011	(Depreciation)
1	TKYO/TOPIX	March 2012	95,665	94,582	$(1,083)
9	EURX/EURX ER STX 50	March 2012	262,337	268,841	6,504
1	LIFE/NEW FTSE 100	March 2012	84,632	85,973	1,341

					$6,762

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued
The following table provides a summary of inputs used to value the Funds’ net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2 –	Level 3 –
	Total	Level 1 –	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
COMMON STOCK
Argentina	$516,307	$516,307	$—	$—
Australia	12,623,673	12,623,673	—	—
Austria	215,073	215,073	—	—
Belgium	2,190,294	2,190,294	—	—
Bermuda	218,617	218,617	—	—
Botswana	419,257	419,257	—	—
Brazil	2,098,735	2,098,735	—	—
Bulgaria	267,882	267,882	—	—
Canada	21,041,059	21,038,912	2,147	—
Cayman Islands	139,778	139,778	—	—
Chile	2,050,502	2,050,502	—	—
China	4,577,112	4,577,112	—	—
Colombia	1,262,261	1,262,261	—	—
Croatia	507,556	507,556	—	—
Czech Republic	1,012,939	1,012,939	—	—
Denmark	3,043,802	3,043,802	—	—
Egypt	995,472	995,472	—	—
Estonia	445,690	445,690	—	—
Finland	1,247,735	1,247,735	—	—
France	15,556,280	15,556,280	—	—
Germany	13,112,594	13,112,594	—	—
Ghana	309,673	309,673	—	—
Greece	62,814	62,814	—	—
Guernsey	108,877	108,877	—	—
Hong Kong	8,256,445	8,245,325	11,120	—
Hungary	928,742	928,742	—	—
India	926,125	926,125	—	—
Indonesia	2,229,618	2,229,618	—	—
Ireland	1,121,919	1,121,919	—	—
Israel	1,233,676	1,233,676	—	—
Italy	2,609,121	2,609,121	—	—
Japan	38,460,861	38,439,866	20,995	—
Jordan	577,748	577,748	—	—
Kazakhstan	238,762	238,762	—	—
Kenya	522,601	522,601	—	—
Latvia	20,632	20,632	—	—
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

			Level 2 –	Level 3 –
	Total	Level 1 –	Significant	Significant
	Value at	Quoted	observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
COMMON STOCK (continued)
Lebanon	$194,648	$194,648	$—	$—
Lithuania	221,227	221,227	—	—
Luxembourg	1,186,164	1,186,164	—	—
Malaysia	2,440,312	2,440,312	—	—
Mauritius	605,923	605,923	—	—
Mexico	4,522,941	4,522,941	—	—
Morocco	1,061,469	1,061,469	—	—
Netherlands	9,607,946	9,607,946	—	—
New Zealand	155,105	155,105	—	—
Nigeria	512,246	512,246	—	—
Norway	1,449,319	1,449,319	—	—
Oman	579,074	579,074	—	—
Pakistan	529,605	529,605	—	—
Peru	996,832	996,832	—	—
Philippines	1,138,583	—	1,138,583	—
Poland	2,029,514	2,029,514	—	—
Portugal	165,753	165,753	—	—
Qatar	1,218,154	1,218,154	—	—
Romania	435,452	435,452	—	—
Russia	4,063,977	3,710,446	353,531	—
Singapore	2,354,559	2,354,559	—	—
Slovenia	446,342	446,342	—	—
South Africa	4,462,077	4,462,077	—	—
South Korea	4,932,331	4,932,331	—	—
Spain	3,231,562	3,231,562	—	—
Sweden	5,947,778	5,947,778	—	—
Switzerland	16,563,280	16,563,280	—	—
Taiwan	4,758,711	4,758,711	—	—
Thailand	2,277,218	2,277,218	—	—
Turkey	1,988,569	1,988,569	—	—
United Arab Emirates	1,093,664	1,077,163	16,501	—
United Kingdom	38,352,492	38,349,431	3,061	—
United States	89,361	89,361	—	—
Vietnam	169,914	169,914	—	—

Total Common Stock	260,932,334	259,386,396	1,545,938	—

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager International Fund
     Investments / December 31, 2011 (Unaudited) — continued

			Level 2 –	Level 3 –
	Total	Level 1 –	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
EXCHANGE-TRADED FUNDS	$3,714,900	$3,714,900	$—	$—
PREFERRED STOCK
Brazil	2,377,520	2,377,520	—	—
Chile	179,578	179,578	—	—
Croatia	21,776	21,776	—	—
Germany	2,072,900	2,072,900	—	—
Russia	37,500	37,500	—	—

Total Preferred Stock	4,689,274	4,689,274	—	—

RIGHTS
Brazil	—	—	—	—
Chile	90	37	53	—
France	—	—	—	—
Morocco	102,768	102,768	—	—

Total RIGHTS	102,858	102,805	53	—

CALL WARRANTS	4,237,904	532,095	3,705,809	—
CERTIFICATES	602,574	602,574	—	—
REAL ESTATE INVESTMENT TRUSTS	29,913	29,913	—	—
SHORT-TERM INVESTMENTS	2,014,554	2,014,554	—	—
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES	8,632,517	8,632,517	—	—

Total	$284,956,828	$279,705,028	$5,251,800	$—

Other financial instruments*
Forward Foreign Currency Contracts	6,939	—	6,939	—
Futures Contracts	6,762	6,762	—	—

Total	$13,701	$6,762	$6,939	$—

*	Other financial instruments are forward foreign currency contracts and future contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.
The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-MAnager Real Asset Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Principal	Value
	Amount	(Note 2)
INFLATION-LINKED & FIXED INCOME SECURITIES — 60.8%

CORPORATE BONDS — 4.1%
Energy — 0.2%
DCP Midstream Operating LP, 3.25%, 10/01/15	$200,000	$201,836
Petroleos Mexicanos, 5.50%, 01/21/21	100,000	108,500

		310,336

Financials — 3.9%
AK Transneft OJSC Via TransCapital-Invest Ltd., 8.70%, 08/07/18	200,000	240,940
Ally Financial, Inc., 8.30%, 02/12/15	700,000	738,500
American International Group, Inc., 5.85%, 01/16/18	800,000	782,412
Banco Santander Brazil SA 144A@, 2.66%, 03/18/14	500,000	476,340
Banque PSA Finance, 4.00%, 07/19/13	300,000	384,066
Countrywide Financial Corp.(1), 5.80%, 06/07/12	200,000	200,421
Dexia Credit Local SA, 144A@, 0.93%, 03/05/13	1,700,000	1,609,210
Ford Motor Credit Co., LLC, 8.00%, 06/01/14	200,000	217,693
International Lease Finance Corp. 144A@, 7.13%, 09/01/18	100,000	103,500
MAGI Funding PLC, Series I-A, 1.91%, 04/11/21	464,742	550,900
Merrill Lynch & Co., Inc., 2.15%, 09/27/12	700,000	877,592

	Principal
	Amount/ Shares	Value (Note 2)
Merrill Lynch & Co., Inc., 1.75%, 08/09/13	$200,000	$237,632
Morgan Stanley, 2.02%, 01/24/14	200,000	184,086
Morgan Stanley, 1.97%, 04/13/16	100,000	104,853
Royal Bank of Scotland PLC (The), 2.92%, 08/23/13	1,100,000	1,057,501
Royal Bank of Scotland PLC (The), 4.88%, 03/16/15	300,000	286,855
SLM Corp., 3.13%, 09/17/12	400,000	509,058

		8,561,559

Total Corporate Bonds (Cost $9,184,781)		8,871,895

EXCHANGE-TRADED FUNDS — 1.3%
iShares Barclays U.S. Treasury Inflation Protected Securities Index Fund (Cost $2,805,228)	24,000	2,800,560

VARIABLE RATE DEMAND NOTES‡ — 2.4%
Financials — 2.4%
Banco Santander 144A@, 1.66%, 04/20/12	$300,000	300,096
Bank of Nova Scotia, 0.70%, 10/18/12	1,500,000	1,502,437
JPMorgan Chase & Co., 1.33%, 09/30/13	1,500,000	1,484,432
Metropolitan Life Global Funding I 144A@, 1.14%, 01/10/14	1,500,000	1,498,430
Morgan Stanley, 1.41%, 04/29/13	100,000	94,238
Morgan Stanley, 1.78%, 11/29/13	300,000	356,218

		5,235,851

Total Variable Rate Demand Notes (Cost $5,302,726)		5,235,851

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Value
	Amount	(Note 2)
U.S. GOVERNMENT INFLATION-LINKED SECURITIES — 16.5%
U.S. Treasury Inflation Indexed Bills, 0.07%, 05/31/12	$380,000	$379,937
U.S. Treasury Inflation Indexed Bonds,
3.38%, 01/15/12	287,000	366,131
2.00%, 04/15/12	342,000	383,328
0.63%, 04/15/13	276,000	300,688
1.25%, 04/15/14	40,000	44,851
2.00%, 01/15/16	8,000	10,202
2.38%, 01/15/17	1,000,000	1,303,453
1.63%, 01/15/18	600,000	738,546
2.13%, 01/15/19	610,000	764,724
1.13%, 01/15/21	1,800,000	2,078,062
2.38%, 01/15/27	1,100,000	1,595,242
1.75%, 01/15/28	378,000	491,363
2.50%, 01/15/29	248,000	348,975
3.38%, 04/15/32	854,000	1,678,110
2.13%, 02/15/40	700,000	984,184
2.13%, 02/15/41	2,250,000	3,142,623
U.S. Treasury Inflation Indexed Notes, 1.88%, 07/15/13	3,478,000	4,484,220
2.00%, 01/15/14	2,130,000	2,764,417
2.00%, 07/15/14	830,000	1,074,320
1.63%, 01/15/15	400,000	511,626
1.88%, 07/15/15	1,100,000	1,412,307
3.13%, 05/15/21	1,800,000	2,009,812
2.38%, 01/15/25	523,000	798,832
2.00%, 01/15/26	468,000	656,354
3.63%, 04/15/28	584,000	1,215,747
3.88%, 04/15/29	2,599,000	5,578,558
U.S. Treasury Notes, 2.00%, 11/15/21	1,000,000	1,011,406

Total U.S. Government Inflation-Linked Securities (Cost $34,727,643)		36,128,018

FOREIGN GOVERNMENT INFLATION- LINKED SECURITIES — 35.8%
Australia Government Bond, 4.00%, 08/20/20	500,000AUD	949,505
Australia Government Bond, 3.00%, 09/20/25	3,500,000AUD	4,610,309
Brazil Notas do Tesouro Nacional Series B, 6.00%, 08/15/14	544,000BRL	626,936
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/17	5,949,000BRL	6,903,623
Brazil Notas do Tesouro Nacional Series B, 6.00%, 05/15/45	1,508,000BRL	1,807,843
Bundesobligation Inflation Linked, 2.25%, 04/15/13	100,000EUR	148,838
Canadian Government Bond, 4.25%, 12/01/21	100,000CAD	204,118
Canadian Government Bond, 4.00%, 12/01/31	330,000CAD	742,959
Canadian Government Bond, 3.00%, 12/01/36	600,000CAD	1,124,297
Canadian Government Bond, 1.50%, 12/01/44	900,000CAD	1,198,909
Deutsche Bundesrepublik Inflation Linked, 1.50%, 04/15/16	1,600,000EUR	2,538,528
Deutsche Bundesrepublik Inflation Linked, 1.75%, 04/15/20	250,000EUR	395,411
France Government Bond OAT, 1.60%, 07/25/15	400,000 EUR	624,844
France Government Bond OAT, 1.00%, 07/25/17	100,000EUR	143,255
France Government Bond OAT, 1.10%, 07/25/22	700,000EUR	923,372
France Government Bond OAT, 2.10%, 07/25/23	800,000 EUR	1,182,458
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Value
	Amount	(Note 2)
FOREIGN GOVERNMENT INFLATION-LINKED SECURITIES — (Continued)
France Government Bond OAT, 3.40%, 07/25/29	550,000 EUR	$1,089,827
France Government Bond OAT, 3.15%, 07/25/32	700,000 EUR	1,332,021
France Government Bond OAT, 5.75%, 10/25/32	500,000 EUR	838,840
France Government Bond OAT, 1.80%, 07/25/40	100,000 EUR	149,440
French Treasury Note BTAN, 0.45%, 07/25/16	300,000 EUR	394,528
Italy Buoni Poliennali Del Tesoro, 2.15%, 09/15/14	600,000 EUR	855,232
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/16	800,000 EUR	930,898
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/17	400,000 EUR	486,334
Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/19	200,000 EUR	227,758
Italy Buoni Poliennali Del Tesoro, 2.10%, 09/15/21	1,600,000 EUR	1,605,965
Italy Buoni Poliennali Del Tesoro, 2.60%, 09/15/23	1,100,000 EUR	1,173,535
Italy Buoni Poliennali Del Tesoro, 2.35%, 09/15/35	200,000 EUR	197,091
Italy Buoni Poliennali Del Tesoro, 2.55%, 09/15/41	200,000 EUR	179,849
Japanese Government CPI Linked Bond, 1.40%, 03/10/18	45,000,000 JPY	606,222
Mexican Bonos, 8.50%, 12/13/18	15,154,200MXN	1,244,877
Mexican Udibonos, 3.50%, 12/14/17	6,680,500 MXN	2,433,170
Network Rail Infrastructure Finance PLC, 1.38%, 11/22/37	320,000 GBP	776,527
New South Wales Treasury Corp., 3.75%, 11/20/20	800,000 GBP	1,074,541
New South Wales Treasury Corp., 2.75%, 11/20/25	200,000 GBP	242,683
Poland Government Bond, 3.00%, 08/24/16	1,825,000 PLN	663,851
South Africa Government Bond, 2.60%, 03/31/28	3,420,000 ZAR	584,752
Sweden Government Bond, 3.50%, 12/01/15	10,500,000 SEK	2,130,652
Sweden Government Bond, 4.00%, 12/01/20	3,300,000 SEK	824,946
Sweden Government Bond, 3.50%, 12/01/28	4,100,000 SEK	1,118,287
Turkey Government Bond, 9.00%, 05/21/14	1,300,000 TRL	942,775
U.K. Gilt Inflation Linked, 2.50%, 08/16/13	250,000 GBP	1,100,370
U.K. Gilt Inflation Linked, 2.50%, 07/26/16	610,000 GBP	3,235,391
U.K. Gilt Inflation Linked, 1.25%, 11/22/17	2,100,000 GBP	4,623,911
U.K. Gilt Inflation Linked, 2.50%, 04/16/20	650,000 GBP	3,678,407
U.K. Gilt Inflation Linked, 3.75%, 09/07/21	1,100,000	1,975,753
U.K. Gilt Inflation Linked, 1.88%, 11/22/22	850,000 GBP	1,951,954
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Value
	Amount	(Note 2)
FOREIGN GOVERNMENT INFLATION- LINKED SECURITIES — (Continued)
U.K. Gilt Inflation Linked, 2.50%, 07/17/24	100,000GBP	$515,064
U.K. Gilt Inflation Linked, 1.25%, 11/2/27	1,543,000GBP	3,689,921
U.K. Gilt Inflation Linked, 1.25%, 11/22/32	300,000 GBP	672,386
U.K. Gilt Inflation Linked, 0.75%, 03/22/34	2,200,000 GBP	4,226,157
U.K. Gilt Inflation Linked, 1.13%, 11/22/37	700,000 GBP	1,713,053
U.K. Gilt Inflation Linked, 4.75%, 12/07/38	100,000GBP	207,386
U.K. Gilt Inflation Linked, 4.25%, 12/07/40	200,000 GBP	382,346
U.K. Gilt Inflation Linked, 0.63%, 11/22/42	810,000GBP	1,759,085
U.K. Gilt Inflation Linked, 0.75%, 11/22/47	550,000 GBP	1,300,005
U.K. Gilt Inflation Linked, 0.50%, 03/22/50	200,000 GBP	433,685
U.K. Gilt Inflation Linked, 1.25%, 11/22/55	100,000GBP	313,546

Total Foreign Government Inflation-Linked Securities (Cost $73,050,170)		78,008,226

ASSET-BACKED SECURITIES — 0.2%
SLM Student Loan Trust 144A@, 2.20%, 08/15/16	$48,969	48,932
Venture CDO Ltd. 144A@, 0.64%, 01/20/22	400,000	365,800

Total Asset-Backed Securities (Cost $409,301)		414,732

MORTGAGE-BACKED SECURITIES — 0.5%
Arran Residential Mortgages Funding PLC 144A@, 2.91%, 11/19/47	400,000	515,859
WaMu Mortgage Pass Through Certificates, 2.31%, 11/25/36	546,413	360,498
WaMu Mortgage Pass Through Certificates, 2.61%, 03/25/37	248,593	186,003

Total Mortgage-Backed Securities (Cost $1,143,917)		1,062,360

Total Inflation-Linked & Fixed Income Securities (Cost $126,623,766)		132,521,642

REAL ESTATE RELATED SECURITIES — 36.4%

COMMON STOCK — 12.4%
Department Stores — 0.5%
Lifestyle International Holdings, Ltd.	490,400	1,080,994

Diversified — 0.2%
Shaftesbury PLC	63,733	462,419

Diversified Real Estate Activities — 5.2%
CapitaLand, Ltd.	549,050	935,508
City Developments, Ltd.	104,000	713,619
Daito Trust Construction Co., Ltd.	6,801	583,170
Daiwa House Industry Co., Ltd.	81,700	974,413
Great Eagle Holdings, Ltd.	61,100	119,893
Hang Lung Group, Ltd.	44,900	245,989
Hang Lung Properties, Ltd.	420,999	1,197,960
Kerry Properties, Ltd.	295,000	976,167
Lend Lease Corp., Ltd.	10,850	79,457
Mitsubishi Estate Co., Ltd.	127,120	1,899,286
Mitsui Fudosan Co., Ltd.	122,589	1,786,993
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Diversified Real Estate Activities — (Continued)
Nomura Real Estate Holdings, Inc.	15,800	$235,245
Sun Hung Kai Properties, Ltd.	120,000	1,504,133
Wharf Holdings, Ltd.	24,000	108,465

		11,360,298

Hotels, Resorts & Cruise Lines — 1.0%
Shangri-La Asia, Ltd.	401,416	692,578
Sol Melia SA	90,000	453,698
Starwood Hotels & Resorts Worldwide, Inc.	20,900	1,002,573

		2,148,849

Industrial REITs — 0.0%
Segro PLC	29,002	93,908

Office — 0.3%
CapitaCommercial Trust	346,000	281,431
ING Office Fund	471,500	289,349

		570,780

Real Estate Development — 1.4%
Cheung Kong Holdings, Ltd.	89,410	1,063,720
China Overseas Land & Investment, Ltd.	499,000	833,958
China Resources Land, Ltd.	118,000	189,612
Guangzhou R&F Properties Co., Ltd.	280,000	221,358
Keppel Land, Ltd.	43,000	73,598
Longfor Properties Co., Ltd.	107,200	121,188
Sino Land Co., Ltd.	149,500	212,895
SOHO China, Ltd.	112,000	74,555
Wing Tai Holdings, Ltd.	320,000	233,144

		3,024,028

Real Estate Operating Companies — 2.8%
Aeon Mall Co., Ltd.	41,500	881,006
BR Malls Participacoes SA	13,500	131,146
Brookfield Properties Corp.	28,900	451,996
Castellum AB	48,390	599,773
Central Pattana PCL — NVDR	640,000	765,769
Global Logistic Properties, Ltd.*	306,300	414,445
GSW Immobilien AG,*	8,090	234,538
Hongkong Land Holdings, Ltd.	246,681	1,119,932
Hufvudstaden AB — Class A	9,220	93,847
Hysan Development Co., Ltd.	290,784	954,728
PSP Swiss Property AG	970	81,169
Safestore Holdings PLC	58,400	90,694
Sonae Sierra Brasil SA	7,100	91,355
Swiss Prime Site AG*	3,180	238,847

		6,149,245

Residential — 0.1%
Advance Residence Investment Corp.	86	165,922

Retail — 0.9%
DDR Corp.	62,100	755,757
General Growth Properties, Inc.	46,274	695,036
Westfield Retail Trust	240,763	613,167

		2,063,960

Total Common Stock (Cost $25,136,557)		27,120,403

REAL ESTATE INVESTMENT TRUSTS — 24.0%
Diversified — 3.6%
British Land Co. PLC	54,808	393,662
Canadian Real Estate Investment Trust	2,488	86,454
Dexus Property Group	538,114	456,817
General Property Trust	290,096	910,899
ICADE	11,450	900,855
Kenedix Realty Investment Corp.	23	66,935
Land Securities Group PLC	106,526	1,051,330
Liberty Property Trust(1)	18,200	562,016
Mirvac Group	241,775	291,799
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
Diversified — (Continued)
Stockland Corp., Ltd.	426,414	$1,391,272
United Urban Investment Corp.	161	182,608
Vornado Realty Trust	20,897	1,606,143

		7,900,790

Diversified Real Estate Activities —0.0%
Tokyo Tatemono Co., Ltd.	9,000	27,245

Industrial —1.4%
Ascendas Real Estate Investment Trust	97,000	136,857
Goodman Group	684,819	399,246
ProLogis, Inc.	87,321	2,496,507

		3,032,610

Office — 3.3%
Boston Properties, Inc.(1)	28,400	2,828,640
Derwent London PLC	47,058	1,140,056
Douglas Emmett, Inc.	25,500	465,120
Great Portland Estates PLC	131,190	658,069
Highwoods Properties, Inc.(1)	4,300	127,581
Japan Real Estate Investment Corp.*	55	428,738
Nippon Building Fund, Inc.*	33	270,105
SL Green Realty Corp.	17,900	1,192,856
Societe Immobiliere de Location Pour l’Industrie et le Commerce	1,230	119,283

		7,230,448

Residential — 4.0%
American Campus Communities, Inc.	17,100	717,516
AvalonBay Communities, Inc.	9,529	1,244,488
Boardwalk Real Estate Investment Trust	16,400	811,991
BRE Properties, Inc.	9,900	499,752
Equity Residential	20,500	1,169,115
Essex Property Trust, Inc.	16,400	2,304,364
Nippon Accommodations Fund, Inc.	25	168,247
Post Properties, Inc.	6,400	279,808
UDR, Inc.	61,319	1,539,107

		8,734,388

Retail — 7.8%
Calloway Real Estate Investment Trust	8,300	218,102
CapitaMall Trust	230,542	302,164
Corio NV	2,800	121,781
Federal Realty Investment Trust	14,600	1,324,950
Frasers Centrepoint Trust	40,000	44,408
Frontier Real Estate Investment Corp.	29	235,105
Hammerson PLC	150,059	838,943
Immobiliare Grande Distribuzione	142,000	135,908
Japan Retail Fund Investment Corp.	160	236,975
Kimco Realty Corp.	18,000	292,320
Klepierre	9,326	266,026
Mercialys SA	6,016	193,876
Primaris Retail Real Estate Investment Trust	6,700	135,545
RioCan Real Estate Investment Trust	52,591	1,364,398
Simon Property Group, Inc.	40,269	5,192,285
Tanger Factory Outlet Centers, Inc.	6,200	181,784
Taubman Centers, Inc.	18,100	1,124,010
The Link Real Estate Investment Trust	196,800	724,703
The Macerich Co.	16,984	859,390
Unibail- Rodamco SE	11,766	2,115,185
Westfield Group	135,585	1,083,060

		16,990,918

Specialized — 3.9%
Health Care Property Investors, Inc.	37,500	1,553,625
Health Care REIT, Inc.	27,800	1,515,934
Host Hotels & Resorts, Inc.	85,614	1,264,519

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal
	Amount/	Value
	Shares	(Note 2)
Specialized — (Continued)
Pebblebrook Hotel Trust	$7,500	$143,850
Public Storage	16,400	2,205,144
Ventas, Inc.(1)	31,484	1,735,713

		8,418,785

Total Real Estate Investment Trusts (Cost $37,814,267)		52,335,184

Total Real Estate Related Securities (Cost $62,950,824)		79,455,587

COMMODITY RELATED SECURITIES — 9.9%

STRUCTURED NOTE — 2.4%
Deutsche Bank AG, London Branch, Structured Note Linked to DB Liquidity Commodity Index, 0.12%, 08/01/12 (Cost $7,869,000)	$7,869,000	5,366,658

EXCHANGE-TRADED FUNDS — 1.6%
PowerShares DB Commodity Index Tracking Fund(1) (Cost $2,820,255)	128,000	3,435,520

INVESTMENT COMPANIES — 5.9%
Credit Suisse Commodity Return Strategy Fund	1,040,109	8,508,092
PIMCO Commodity RealReturn Strategy Fund — Institutional Shares	664,647	4,346,789

Total Investment Companies (Cost $12,252,968)		12,854,881

Total Commodity Related Securities (Cost $22,942,223)		21,657,059

		Value
	Shares	(Note 2)
PURCHASED OPTIONS — 0.0%
U.S. 1Y Futures Expires 11/19/12 at 2.00%	120	520
U.S. 30Y Futures Expires 9/24/12 at 3.75%	80	11,955

Total Purchased Options (Cost $29,660)		12,475

SHORT-TERM INVESTMENTS — 5.5%
Commercial Paper — 2.1%
Australia & NZ Bank DSC, 0.26%, 01/05/12	1,300,000	$1,299,978
Coca-Cola Co., 0.23%, 04/02/12	1,300,000	1,299,545
Commonwealth Bank of Australia, 0.33%, 01/23/12	800,000	799,832
Reckitt Benciser Treasury Services PLC, 0.45%, 03/12/12	1,300,000	1,298,793

		4,698,148

Money Market Funds — 3.1%
BlackRock Liquidity Funds TempFund Portfolio (Cost $6,773,149)	6,773,149	6,773,149

REPURCHASE AGREEMENTS — 0.3%
With JPMorgan Securities LLC at 0.06%, dated 12/30/11, to be purchased 1/3/12, repurchase price $700,005 collateralized by U.S. Treasury Note, par value $692,200, 1.50%, 12/31/13, market value $715,224 (Cost $700,000)	700,000	700,000

Total Short-Term Investments (Cost $12,170,989)		12,171,297

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

		Value
	Shares	(Note 2)
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES —1.4%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series (Cost $2,957,971)	2,957,971	$2,957,971

TOTAL SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES (Cost $2,957,971)		2,957,971

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN — 114.1% (Cost $227,675,433)†		$248,776,031

OPTIONS WRITTEN — 0.0%
INF FLOOR USD Expires 4/7/20 at Strike Price $216.687	(260)	(10,315)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(590)	(2,388)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(30)	(121)
U.S 2Y Futures Expires 9/24/12 at 2.25%	(20)	(81)
U.S 3Y Futures Expires 06/18/12 at 3.00%	(60)	(20)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(110)	(38)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(90)	(31)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(100)	(34)
U.S 3Y Futures Expires 6/18/12 at 3.00%	(80)	(27)
U.S. 10Y Futures Expires 7/10/12 at 10.00%	(30)	—
U.S. 10Y Futures Expires 7/12/12 at 10.00%	(40)	—
U.S. 1Y Futures Expires 10/11/12 at 0.795%	(60)	(1,223)
U.S. 1Y Futures Expires 10/11/12 at 0.795%	(60)	(1,039)
U.S. 1Y Futures Expires 10/11/12 at 0.795%	(40)	(692)
U.S. 1Y Futures Expires 10/12/12 at 0.795%	(40)	(815)
U.S. 1Y Futures Expires 11/19/12 at 1.00%	(120)	(1,630)
U.S. 2Y Futures Expires 10/11/12 at 1.056%	(120)	(7,721)
U.S. 2Y Futures Expires 11/14/12 at 0.915%	(140)	(6,153)
U.S. 2Y Futures Expires 11/14/12 at 0.915%	(140)	(5,004)
U.S. 2Y Futures Expires at 10/11/12 at 1.056%	(120)	(2,900)
U.S. 5Y Futures Expires at 9/24/12 at 2.25%	(360)	(11,337)

Total Options Written (Premiums Received $157,899)		(51,569)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN — 114.0% (Cost $227,517,534)(2)		248,724,462

LIABILITIES IN EXCESS OF OTHER ASSETS — (14.0)%		(30,630,396)

NET ASSETS — 100.0%		$218,094,066

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

‡	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2011.

*	Non-income producing security.

†	The cost for Federal income tax purposes is $237,295,620. At December 31, 2011 net unrealized appreciation was $11,480,411. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $37,870,562, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $26,390,151.

(1)	Security partially or fully on loan.

(2)	At December 31, 2011, the market value of securities on loan for the Multi-Manager Real Asset Fund was $2,783,604.

PLC — Public Limited Company

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

GBP — United Kingdom Pound

JPY — Japanese Yen

MXN — Mexican Peso

PLN — Polish Zloty

SEK — Swedish Krona

TRL — Turkish Lira

USD — United States Dollar

ZAR — South African Dollar
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued
At September 30, 2011, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

Settlement Date	Currency Bought	Contract Amount	Counterparty	Value at December 31, 20011	Net Unrealized Appreciation (Depreciation)
02/02/2012	263,000 Australian Dollar	$268,949	Barclays Capital Group	$269,627	$678
02/02/2012	825,000 Australian Dollar	815,483	Barclays Capital Group	840,307	24,824
01/04/2012	17,266,929 Brazilian Real	9,611,427	HSBC	9,245,189	(366,238)
01/04/2012	17,266,929 Brazilian Real	9,205,101	Morgan Stanley & Co., Inc.	9,257,166	52,065
02/09/2012	1,076,000 Canadian Dollar	1,051,927	Barclays Capital Group	1,055,202	3,275
02/13/2012	4,678,475 Chinese Yuan	722,266	Deutsche Bank AG	742,642	20,376
02/17/2012	35,000 EURO	46,911	J.P. Morgan Securities	45,316	(1,595)
02/17/2012	1,197,000 EURO	1,555,826	Barclays Capital Group	1,553,880	(1,946)
02/17/2012	42,000 EURO	54,630	Barclays Capital Group	54,380	(250)
02/17/2012	213,000 EURO	277,192	Royal Bank of Canada	275,783	(1,409)
02/17/2012	55,000 EURO	72,092	J.P. Morgan Securities	71,212	(880)
02/17/2012	299,000 EURO	399,939	J.P. Morgan Securities	387,131	(12,808)
01/03/2012	294,554 Hong Kong Dollar	37,902	HSBC	37,926	24
07/12/2012	41,559,110 Indian Rupee	894,129	J.P. Morgan Securities	757,652	(136,477)
01/31/2012	200,000,000 Indonesian Rupiah	23,095	Deutsche Bank AG	21,982	(1,113)
01/31/2012	204,000,000 Indonesian Rupiah	23,341	HSBC	22,422	(919)
01/31/2012	486,700,000 Indonesian Rupiah	53,672	Bank of America	53,493	(179)
01/31/2012	1,286,800,000 Indonesian Rupiah	141,562	Citibank	141,431	(131)
04/23/2012	247,504 Malaysian Ringgit	81,604	J.P. Morgan Securities	77,699	(3,905)
04/23/2012	744,634 Malaysian Ringgit	240,593	Citibank	233,763	(6,830)
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

					Net
				Value at	Unrealized
		Contract		December 31,	Appreciation
Settlement Date	Currency Bought	Amount	Counterparty	2011	(Depreciation)
03/15/2012	13,079,600 Philippine Peso	$305,991	Barclays Capital Group	$297,098	$(8,893)
03/15/2012	13,203,000 Philippine Peso	304,462	Citibank	299,901	(4,561)
02/10/2012	265,714 Singapore Dollar	203,846	J.P. Morgan Securities	204,838	992
02/27/2012	14,893,700 South Korean Won	13,307	Citibank	12,876	(431)
01/04/2012	360,000 United Kingdom Pound	560,849	Barclays Capital Group	559,050	(1,799)
01/04/2012	5,627,000 United Kingdom Pound	8,811,882	Royal Bank of Canada	8,811,882	(73,612)
01/04/2012	5,628,000 United Kingdom Pound	8,824,704	Citibank	8,739,823	(84,881)
01/04/2012	5,628,000 United Kingdom Pound	8,674,436	Goldman Sachs	8,739,822	65,386
02/02/2012	1,879,000 United Kingdom Pound	2,925,090	Barclays Capital Group	2,920,150	(4,940)

					$(546,177)

					Net
				Value at	Unrealized
				December 31,	Appreciation
Settlement Date	Currency Sold	Contract Amount	Counterparty	2011	(Depreciation)
01/04/2012	263,000 Australian Dollar	$269,838	Barclays Capital Group	$269,627	$211
02/02/2012	188,000 Australian Dollar	185,394	Barclays Capital Group	191,488	(6,094)
02/02/2012	7,007,000 Australian Dollar	6,897,691	Westpac Banking	7,137,008	(239,317)
02/02/2012	86,000 Australian Dollar	86,213	Barclays Capital Group	87,596	(1,383)
02/02/2012	387,000 Australian Dollar	382,117	Barclays Capital Group	394,180	(12,063)
02/02/2012	920,000 Australian Dollar	919,269	UBS Securities LLC	933,061	(13,792)
01/04/2012	17,266,929 Brazilian Real	9,205,101	Morgan Stanley & Co., Inc	9,257,166	(52,065)
01/04/2012	17,266,929 Brazilian Real	9,008,206	HSBC	9,245,189	(236,983)
03/02/2012	17,266,929 Brazilian Real	9,502,988	Morgan Stanley & Co., Inc	9,128,093	374,895
03/02/2012	629,633 Brazilian Real	335,000	HSBC	332,853	2,147
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

				Value at December 31,	Net Unrealized Appreciation
Settlement Date	Currency Sold	Contract Amount	Counterparty	2011	(Depreciation)
03/02/2012	628,996 Brazilian Real	$335,000	Morgan Stanley & Co., Inc	$332,516	$2,484
01/03/2012	1,076,000 Canadian Dollar	1,052,731	Barclays Capital Group	1,056,099	(3,368)
02/09/2012	633,000 Canadian Dollar	623,274	Barclays Capital Group	620,765	2,509
02/09/2012	1,771,000 Canadian Dollar	1,729,872	Barclays Capital Group	1,736,768	(6,896)
02/09/2012	517,000 Canadian Dollar	507,427	Royal Bank of Canada	507,007	420
02/09/2012	745,000 Canadian Dollar	724,188	J.P. Morgan Securities	730,061	(5,873)
01/03/2012	1,197,000 EURO	1,555,262	Royal Bank of Canada	1,553,879	1,383
02/17/2012	108,000 EURO	140,573	Barclays Capital Group	139,833	740
02/17/2012	56,000 EURO	75,659	Barclays Capital Group	72,506	3,153
02/17/2012	5,348,000 EURO	7,229,507	Barclays Capital Group	6,924,344	305,163
02/17/2012	1,888,000 EURO	2,609,056	Barclays Capital Group	2,444,496	164,560
03/14/2012	4,300,000 EURO	5,705,171	J.P. Morgan Securities	5,569,010	136,161
03/14/2012	803,000 EURO	1,075,618	J.P. Morgan Securities	1,039,980	35,638
03/14/2012	4,760,000 EURO	6,366,405	Barclays Capital Group	6,164,765	201,640
07/12/2012	5,019,000 Indian Rupee	100,000	Barclays Capital Group	91,500	8,500
07/12/2012	5,100,000 Indian Rupee	100,000	Barclays Capital Group	92,977	7,023
07/12/2012	10,674,316 Indian Rupee	208,973	J.P. Morgan Securities	194,600	14,372
07/12/2012	5,267,000 Indian Rupee	100,000	Barclays Capital Group	96,021	3,979
07/12/2012	5,318,000 Indian Rupee	100,000	Barclays Capital Group	96,951	3,049
07/12/2012	279,050 Indian Rupee	5,000	HSBC	5,087	(87)
07/12/2012	278,850 Indian Rupee	5,000	Goldman Sachs	5,084	(84)
07/12/2012	2,777,500 Indian Rupee	50,000	J.P. Morgan Securities	50,636	(636)
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

				Value at December 31,	Net Unrealized Appreciation
Settlement Date	Currency Sold	Contract Amount	Counterparty	2011	(Depreciation)
07/12/2012	2,904,400 Indian Rupee	$53,000	Barclays Capital Group	$52,949	$51
07/12/2012	1,469,610 Indian Rupee	27,000	HSBC	26,792	208
07/12/2012	2,471,056 Indian Rupee	44,620	Deutsche Bank AG	45,049	(429)
01/31/2012	274,950,000 Indonesian Rupiah	30,000	J.P. Morgan Securities	30,220	(220)
01/31/2012	611,710,000 Indonesian Rupiah	67,000	J.P. Morgan Securities	67,233	(233)
01/31/2012	41,637,520 Indonesian Rupiah	4,516	J.P. Morgan Securities	4,576	(60)
01/31/2012	1,249,222,260 Indonesian Rupiah	135,564	Goldman Sachs	137,301	(1,737)
01/13/2012	900,816 Japanese Yen	11,690	Citibank	11,703	(13)
01/13/2012	24,175,000 Japanese Yen	314,883	Citibank	314,152	731
01/13/2012	47,317,858 Japanese Yen	608,387	Genesis Merchant Group	615,604	(7,217)
03/15/2012	49,589,588 Mexican Peso	3,655,243	HSBC	3,531,957	123,286
03/15/2012	1,807,585 Mexican Peso	130,000	Morgan Stanley & Co., Inc.	128,743	1,257
04/23/2012	86,427 Malaysian Ringgit	27,000	HSBC	27,132	(132)
04/23/2012	80,125 Malaysian Ringgit	25,000	J.P. Morgan Securities	25,154	(154)
04/23/2012	80,225 Malaysian Ringgit	25,000	J.P. Morgan Securities	25,185	(185)
04/23/2012	47,918 Malaysian Ringgit	15,000	Deutsche Bank AG	15,043	(43)
04/23/2012	47,918 Malaysian Ringgit	15,000	Barclays Capital Group	15,043	(43)
04/23/2012	319,000 Malaysian Ringgit	100,000	J.P. Morgan Securities	100,144	(144)
04/23/2012	160,862 Malaysian Ringgit	50,230	Barclays Capital Group	50,499	(269)
04/23/2012	169,680 Malaysian Ringgit	53,000	Deutsche Bank AG	53,267	(267)
03/15/2012	4,379,000 Philippine Peso	100,000	Barclays Capital Group	99,467	533
03/15/2012	2,701,080 Philippine Peso	61,000	Barclays Capital Group	61,354	(354)
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

				Value at December 31,	Net Unrealized Appreciation
Settlement Date	Currency Sold	Contract Amount	Counterparty	2011	(Depreciation)
03/15/2012	3,075,100 Philippine Peso	$70,000	HSBC	$69,850	$150
03/15/2012	3,077,900 Philippine Peso	70,000	Barclays Capital Group	69,913	87
03/15/2012	4,349,000 Philippine Peso	100,000	Barclays Capital Group	98,786	1,214
03/15/2012	8,678,000 Philippine Peso	200,000	J.P. Morgan Securities	197,118	2,882
02/14/2012	1,490,109 Polish Zloty	484,045	Citibank	429,893	54,152
02/27/2012	13,986,000 South Korean Won	12,000	Goldman Sachs	12,091	(91)
01/26/2012	920,643 South African Rand	116,572	HSBC	113,496	3,076
03/08/2012	22,952,000 Swedish Krona	3,382,694	Barclays Capital Group	3,324,174	58,520
03/08/2012	2,684,917 Swedish Krona	391,231	J.P. Morgan Securities	388,783	2,448
01/05/2012	16,413 Singapore Dollar	12,652	J.P. Morgan Securities	12,655	(3)
02/10/2012	39,053 Singapore Dollar	30,000	Deutsche Bank AG	30,105	(105)
02/10/2012	128,354 Singapore Dollar	100,000	Barclays Capital Group	98,948	1,052
02/10/2012	58,833 Singapore Dollar	45,000	Barclays Capital Group	45,354	(354)
02/10/2012	39,057 Singapore Dollar	30,000	Barclays Capital Group	30,109	(109)
01/27/2012	1,533,754 Turkish Lira	816,608	J.P. Morgan Securities	804,294	12,314
01/04/2012	1,879,000 United Kingdom Pound	2,925,791	Barclays Capital Group	2,920,150	5,641
01/04/2012	363,000 United Kingdom Pound	562,229	Royal Bank of Canada	563,709	(1,480)
01/04/2012	318,000 United Kingdom Pound	493,786	Citibank	493,828	(42)
01/04/2012	62,000 United Kingdom Pound	96,671	Royal Bank of Canada	96,281	390
01/04/2012	616,000 United Kingdom Pound	962,248	Citibank	956,597	5,651
01/04/2012	7,942,000 United Kingdom Pound	12,426,490	Goldman Sachs	12,333,275	93,215
01/04/2012	7,942,000 United Kingdom Pound	12,454,049	Barclays Capital Group	12,333,275	120,774
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

					Net
				Value at	Unrealized
		Contract		December 31,	Appreciation
Settlement Date	Currency Sold	Amount	Counterparty	2011	(Depreciation)
02/02/2012	5,628,000 United Kingdom Pound	$8,672,382	Goldman Sachs	$8,737,500	$(65,118)
02/02/2012	5,627,000 United Kingdom Pound	8,809,659	Royal Bank of Canada	8,735,947	73,712
02/02/2012	147,000 United Kingdom Pound	230,360	Citibank	228,218	2,142
02/02/2012	5,628,000 United Kingdom Pound	8,822,679	Citibank	8,737,500	85,179
03/14/2012	5,370,000 United Kingdom Pound	8,376,883	J.P. Morgan securities	8,333,520	43,363

					$1,302,612

At December 31, 2011, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

Number				Value at	Unrealized
of	Underlying	Expiration	Contract	December 31,	Appreciation
Contracts	Contracts to Buy	Date	Amount	2011	(Depreciation)
Long Positions:
8	90 DAY EURO DOLLAR	March 2013	$1,978,414	$1,985,000	$6,586
15	90 DAY EURO DOLLAR	June 2013	3,698,242	3,721,313	23,071
45	FIN FUT U.S. 10YR NOTE	March 2012	5,883,703	5,900,625	16,922
12	90 DAY EURO DOLLAR	September 2013	2,967,646	2,976,300	8,654
47	90 DAY EURO DOLLAR	December 2013	11,570,210	11,650,713	80,503

					$135,736

Short Positions:
4	FIN FUT U.S. 10YR NOTE	March 2012	516,844	524,500	(7,656)
2	LONG 10YR GILT FUT	March 2012	354,073	363,244	(9,171)
2	EURO BUND 10YR FUT	March 2012	350,400	359,904	(9,504)
4	AUSTRALIAN 10Y BOND	March 2012	2,629,273	2,632,828	(3,555)

					$(29,886)

					$105,850

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued
At December 31, 2011, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

						Upfront
						Premiums	Unrealized
	Termination	Notional	Fixed	Floating	Fair	Paid	Appreciation
Counterparty	Date	Amount	Rate	Rate	Value	(Received)	(Depreciation)
Barclays Bank PLC*	1/2/13	1,000,000	12.285%	Brazilian interbank lending rate	$22,018	$934	$21,084
HSBC Bank USA, NA*	1/2/14	5,000,000	10.530%	Brazilian interbank lending rate	2,657	3,087	(430)

					$24,675	$4,021	$20,654

*	Portfolio pays the floating rate and receives the fixed rate.
At December 31, 2011, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

						Upfront
				Reference		Premiums	Unrealized
	Termination	Notional	Fixed	Entity/	Fair	Paid	Appreciation
Counterparty	Date	Amount(1)	Rate	Obligation	value(2)	(Received)	(Depreciation)
Barclays Bank PLC**	6/20/16	4,700,000	5.00%	Dow Jones CDX EM15 Index	$393,476	$539,739	$(146,263)
JPMorgan Chase Bank**	12/20/15	100,000	5.00%	Dow Jones CDX EM14 Index	7,804	10,897	(3,093)
Morgan Stanley Capital Services, Inc.**	12/20/15	200,000	5.00%	Dow Jones CDX EM14 Index	15,609	21,981	(6,372)

					$416,889	$572,617	$(155,728)

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

					Implied Credit		Upfront
				Reference	Spread at		Premiums	Unrealized
	Termination	Notional	Fixed	Entity/	December 31,	Fair	Paid	Appreciation
Counterparty	Date	Amount(1)	Rate	Obligation	2011(3)	Value(2)	(Received)	(Depreciation)
Deutsche Bank AG**	6/20/15	1,000,000	1.00%	United Kingdom of Great Britain	0.005%	$10,095	$8,018	$2,077
Royal Bank of Scotland PLC**	6/20/15	500,000	1.00%	Federal Republic of Brazil	0.012%	(1,602)	(3,379)	1,777
Goldman Sachs International **	12/20/15	500,000	1.00%	Japan Govt-55, 2.00%, due 03/21/22	0.012%	(4,236)	8,504	(12,740)
Credit Suisse International **	12/20/15	600,000	1.00%	United Kingdom Treasury, 4.25%, due 06/07/32	0.006%	4,806	10,831	(6,025)

						$9,063	$23,974	$(14,911)

**	The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued
The following table provides a summary of inputs used to value the Funds’ net assets as of December 31, 2011 (See Note 2 in the Notes to Financial Statements):

			Level 2 -	Level 3 -
	Total	Level 1 -	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Inflation-Linked & Fixed Income Securities
Exchange-Traded Funds	$2,800,560	$2,800,560	$—	$—
Corporate Bonds	8,871,895	—	8,871,895	—
Variable Rate Demand Notes	5,235,851	—	5,235,851	—
U.S. Government Inflation-Linked Securities	36,128,018	—	36,128,018	—
Foreign Government Inflation-Linked Securities	78,008,226	—	78,008,226	—
Asset-Backed Securities	414,732	—	414,732	—
Mortgage-Backed Securities	1,062,360	—	1,062,360	—
Real Estate Related Securities
Common Stock
Consumer Discretionary	3,229,843	3,229,843	—	—
Financials	23,890,560	23,890,560	—	—

Total Common Stock	27,120,403	27,120,403	—	—

Real Estate Investment Trusts
Diversified	7,900,790	7,900,790	—	—
Diversified Real Estate Activities	27,245	27,245	—	—
Industrial	3,032,610	3,032,610	—	—
Office	7,230,448	7,230,448	—	—
Residential	8,734,388	8,734,388	—	—
Retail	16,990,918	16,990,918	—	—
Specialized	8,418,785	8,418,785	—	—

Total Real Estate Investment Trusts	52,335,184	52,335,184	—	—

Commodity Related Securities
Structured Note	5,366,658	—	5,366,658	—
Exchange-Traded Funds	3,435,520	3,435,520	—	—
Investment Companies	12,854,881	12,854,881	—	—
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Multi-Manager Real Asset Fund
     Investments / December 31, 2011 (Unaudited) — continued

			Level 2 -	Level 3 -
	Total	Level 1 -	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Prices	Inputs	Inputs
Short-Term Investments
Repurchase Agreements	$700,000	$—	$700,000	$
Money Market Funds	6,773,149	6,773,149	—	—
Commercial Paper	4,698,148	—	4,698,148	—

Total Short-Term Investments	12,171,297	6,773,149	5,398,148	—

Short-term Investment Held As Collateral For Loaned Securities	2,957,971	2,957,971	—	—
Purchased Options	12,475	—	12,475	—
Options Written	(51,569)	—	(51,569)	—

Total	248,724,462	108,277,668	140,446,794	—

Other financial instruments*
Forward Foreign Currency
Exchange Contracts	$756,435	$—	$756,435	$—
Futures Contracts	105,850	105,850	—	—
Interest Rate Swap Contracts	20,654	—	20,654	—
Credit Default Swap Contracts	(170,639)	—	(170,639)	—

Total	$712,300	$105,850	$606,450	$—

*	Other financial instruments are forward foreign currency contracts, swaps, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.
The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Large-Cap	Small-Cap
	Strategy Fund	Strategy Fund
Assets:
Investment in securities, at value*	$409,828,436	$65,195,870
Receivable for fund shares sold	219,140	365
Receivable for investments sold	1,603,205	121,173
Receivable from Adviser	—	21,208
Dividends and interest receivable	577,512	86,269
Other assets	29,204	14,664

Total assets	412,257,497	65,439,549

Liabilities:
Cash overdraft	447,382	34,589
Obligation to return securities lending collateral	8,288,246	7,406,140
Payable for fund shares redeemed	1,357,528	114,054
Accrued advisory fee	15,615	—
Other accrued expenses	152,299	113,617

Total liabilities	10,261,070	7,668,400

Net Assets	$401,996,427	$57,771,149

Net Assets consist of:
Paid-in capital	$409,745,456	$65,012,228
Distributions in excess of net investment income	(9,268)	(12,967)
Accumulated net realized loss on investments	(69,189,844)	(23,066,695)
Net unrealized appreciation of investments	61,450,083	15,838,583

Net Assets	$401,996,427	$57,771,149

Net Assets by share class:
Institutional Shares	$401,974,131	$57,771,149
A Shares	22,296	—

	$401,996,427	$57,771,149

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	35,166,201	6,049,432
A Shares	1,950	—
Net Asset Value Per Share:
Institutional Shares (Net asset value (NAV), offering and redemption price)	$11.43	$9.55

A Shares (Net asset value (NAV) and redemption price)	$11.43	$—

A Shares (Offering price — NAV ÷ 0.965)	$11.84	$—

* Investment in securities, at cost	$348,378,353	$49,357,287
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Multi-Manager	Multi-Manager
	International Fund	Real Asset Fund
Assets:
Investment in securities, at value*	$284,956,828	$248,776,031
Foreign currency at value**	1,809,283	757,789
Premiums paid for swap agreements	—	601,745
Deposits with broker for futures contracts	—	26,000
Deposits with broker for securities sold short	—	60,000
Receivable for fund shares sold	20,300	6,219,097
Receivable for investments sold	3,134,839	6,401,448
Variation margin receivable on futures contracts	35,537	71,303
Dividends and interest receivable	866,453	976,272
Net unrealized appreciation on forward foreign currency exchange contracts	12,014	2,127,675
Net unrealized appreciation on swap agreements	—	24,938
Other assets	6,011	7,266

Total assets	290,841,265	266,049,564

Liabilities:
Cash overdraft	1,017,145	—
Options written, at value(1)	—	51,569
Obligation to return securities lending collateral	8,632,517	2,957,971
Payable to broker for swap agreements	—	900,000
Payable to broker for forward currency contracts	—	510,000
Payable for fund shares redeemed	1,483,954	19,831,717
Payable for investments purchased	1,946,571	21,629,070
Accrued advisory fee	199,496	136,278
Deferred capital gains tax payable	123,962	71,219
Net unrealized depreciation on forward foreign currency exchange contracts	5,075	1,371,240
Net unrealized depreciation on swap agreements	—	174,923
Other accrued expenses	751,147	321,511

Total liabilities	14,159,867	47,955,498

Net Assets	$276,681,650	$218,094,066

Net Assets consist of:
Paid-in capital	$636,817,146	$329,466,912
Distributions in excess of net investment income	(464,364)	(10,001,017)
Accumulated net realized loss on investments	(346,726,163)	(123,213,292)
Net unrealized appreciation (depreciation) of investments	(12,944,969)	21,841,463

Net Assets	$276,681,650	$218,094,066

Net Assets by share class:
Institutional Shares	$276,326,304	$209,343,343
A Shares	355,346	8,750,723

	$276,681,650	$218,094,066

Shares of beneficial interest outstanding:
($0.01 par value, unlimited authorized shares):
Institutional Shares	44,895,342	15,558,484
A Shares	58,022	652,002
Net Asset Value Per Share:
Institutional Shares (Net asset value (NAV), offering and redemption price)	$6.15	$13.46

A Shares (Net asset value (NAV) and redemption price)	$6.12	$13.42

A Shares (Offering price — NAV ÷ 0.965)	$6.34	$13.91

* Investment in securities, at cost	$297,767,026	$227,675,433
** Foreign currency at cost	$1,813,534	$781,534
(1) Premiums received, options written	$—	$157,899
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2011 (Unaudited)

	Large-Cap	Small-Cap
	Strategy Fund	Strategy Fund
Investment Income:
Dividends	$4,269,449	$647,876
Interest	21	1,012
Securities lending income	44,899	127,931
Foreign tax withheld	(4,875)	(490)

Total investment income	4,309,494	776,329

Expenses:
Advisory fees	1,002,909	243,589
Administration fees	32,832	7,245
Sub-administration and accounting fees	136,626	70,499
Custody fees	39,229	11,906
Transfer agent fees	85,089	41,299
Distribution fees — A Shares	29	—
Professional fees	36,503	29,568
Registration fees	16,645	15,134
Reports to shareholders	13,939	14,453
Trustees’ fees	12,502	12,502
Compliance services	5,986	5,981
Other	24,822	10,676

Total expenses before fee waivers	1,407,111	462,852
Expenses waived/reimbursed by Adviser	(908,379)	(352,797)

Total expenses, net	498,732	110,055

Net investment income	3,810,762	666,274

Net realized and unrealized gain (loss) on investments:
Net realized loss on investments	(2,211,023)	(5,050,728)
Net change in unrealized appreciation (depreciation) on investments	(20,510,136)	(14,577,554)

Net loss on investments	(22,721,159)	(19,628,282)

Net decrease in net assets resulting from operations	$(18,910,397)	$(18,962,008)

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
STATEMENTS OF OPERATIONS

For the Six-Month Period Ended December 31, 2011 (Unaudited)

	Multi-Manager	Multi-Manager
	International Fund	Real Asset Fund
Investment Income:
Dividends	$3,402,524	$2,020,016
Interest	(509)	(5,015,456)
Securities lending income	55,309	7,314
Foreign tax withheld	(290,885)	(52,196)

Total investment income	3,166,439	(3,040,322)

Expenses:
Advisory fees	1,282,725	870,958
Administration fees	25,817	20,521
Sub-administration and accounting fees	288,542	125,269
Custody fees	412,048	106,845
Transfer agent fees	73,878	94,006
Distribution fees — A Shares	578	14,494
Professional fees	110,468	60,072
Registration fees	17,165	17,626
Reports to shareholders	15,075	18,094
Trustees’ fees	12,502	12,516
Compliance services	5,984	5,984
Other	33,136	30,917

Total expenses before fee waivers	2,277,918	1,377,302
Expenses Reimbursed	(25,173)	(7,677)

Total expenses, net	2,252,745	1,369,625

Net investment income (loss)	913,694	(4,409,947)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments	(13,544,016)	3,460,873
Net realized gain (loss) of foreign currency transactions	(79,361)	5,195,898
Net realized gain (loss) on futures contracts	(130,088)	585,247
Net realized gain (loss) on swap agreements	—	(765,805)
Net realized gain on written options	—	112,976
Net change in unrealized appreciation (depreciation) on investments	(58,604,971)	(14,721,249)

Net loss on investments	(72,358,436)	(6,132,060)

Net decrease in net assets resulting from operations	$(71,444,742)	$(10,542,007)

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Large-Cap
	Strategy Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$3,810,762	$6,566,630
Net realized gain (loss) from investments	(2,211,023)	2,692,000
Net change in unrealized appreciation (depreciation) on investments	(20,510,136)	78,156,513

Net increase (decrease) in net assets resulting from operations	(18,910,397)	87,415,143

Distributions to shareholders from:
Net investment income:
Institutional shares	(4,125,209)	(6,299,693)
A Shares	(201)	(286)

Total distributions	(4,125,410)	(6,299,979)

Fund share transactions (Note 7):
Proceeds from shares sold:
Institutional Shares	49,977,826	315,538,826
A Shares	—	24,341
Cost of shares issued on reinvestment of distributions:
Institutional Shares	1,443,980	2,303,175
A Shares	200	236
Cost of shares redeemed:
Institutional Shares	(55,880,506)	(87,589,025)
A Shares	(4,333)	(2,088)

Net increase (decrease) in net assets from Fund share transactions	(4,462,833)	230,275,465

Total increase (decrease) in net assets	(27,498,640)	311,390,629

Net Assets:
Beginning of Period	429,495,067	118,104,438

End of Period	$401,996,427	$429,495,067

Undistributed (distributions in excess of) net investment income	$(9,268)	$305,380

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Small-Cap
	Strategy Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$666,274	$1,356,548
Net realized gain (loss) from investments	(5,050,728)	5,092,724
Net change in unrealized appreciation (depreciation) on investments	(14,577,554)	27,454,374

Net increase (decrease) in net assets resulting from operations	(18,962,008)	33,903,646

Distributions to shareholders from:
Net investment income:
Institutional Shares	(884,547)	(1,230,775)

Total distributions	(884,547)	(1,230,775)

Fund share transactions (Note 7):
Proceeds from shares sold:
Institutional Shares	6,219,624	54,102,863
Cost of shares issued on reinvestment of distributions:
Institutional Shares	186,727	237,390
Cost of shares redeemed:
Institutional Shares	(56,756,264)	(58,102,865)

Net decrease in net assets from Fund share transactions	(50,349,913)	(3,762,612)

Total increase (decrease)in net assets	(70,196,468)	28,910,259

Net Assets:
Beginning of Period	127,967,617	99,057,358

End of Period	$57,771,149	$127,967,617

Undistributed (distributions in excess of) net investment income	$(12,967)	$205,306

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
statements of changes in net assets

	Multi-Manager
	International Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$913,694	$4,518,207
Net realized gain (loss) from investments and foreign currency	(13,753,465)	23,982,615
Net change in unrealized appreciation (depreciation) on investments	(58,604,971)	43,967,692

Net increase (decrease) in net assets resulting from operations	(71,444,742)	72,468,514

Distributions to shareholders from:
Net investment income:
Institutional Shares	(1,151,183)	(4,170,715)
A Shares	(1,356)	(5,671)

Total distributions	(1,152,539)	(4,176,386)

Fund share transactions (Note 7):
Proceeds from shares sold:
Institutional Shares	29,347,797	132,362,115
A Shares	92,803	550,709
Cost of shares issued on reinvestment of distributions:
Institutional Shares	496,792	1,806,057
A Shares	1,226	5,480
Cost of shares redeemed:
Institutional Shares	(54,831,769)	(77,659,243)
A Shares	(196,904)	(102,237)

Net increase (decrease) in net assets from Fund share transactions	(25,090,055)	56,962,881

Total increase (decrease) in net assets	(97,687,336)	125,255,009
Net Assets:
Beginning of Period	374,368,986	249,113,977

End of Period	$276,681,650	$374,368,986

Distributions in excess of net investment income	$(464,364)	$(225,519)

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Statements — continued
statements of changes in net assets

	Multi-Manager
	Real Asset Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$(4,409,947)	$14,208,111
Net realized gain from investments and foreign currency	8,589,189	23,990,074
Net change in unrealized appreciation (depreciation) on investments	(14,721,249)	20,676,164

Net increase (decrease) in net assets resulting from operations	(10,542,007)	58,874,349

Distributions to shareholders from:
Net investment income:
Institutional Shares	(240,392)	(13,559,782)
A Shares	(5,519)	(718,487)

Total distributions	(245,911)	(14,278,269)

Fund share transactions (Note 7):
Proceeds from shares sold:
Institutional Shares	10,915,018	47,667,501
A Shares	988,346	2,247,464
Cost of shares issued on reinvestment of distributions:
Institutional Shares	78,344	4,291,103
A Shares	5,208	680,196
Cost of shares redeemed:
Institutional Shares	(43,966,900)	(125,378,229)
A Shares	(5,407,818)	(7,842,454)

Net decrease in net assets from Fund share transactions	(37,387,802)	(78,334,419)

Total decrease in net assets	(48,175,720)	(33,738,339)

Net Assets:
Beginning of Period	266,269,786	300,008,125

End of Period	$218,094,066	$266,269,786

Distributions in excess of net investment loss	$(10,001,017)	$(5,345,159)

The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights
The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Large-Cap Strategy Fund — Institutional Shares
Net Asset Value — Beginning of Period	$12.13		$9.39	$8.61	$12.28	$14.40	$12.33

Investment Operations:
Net investment income [1]	0.11		0.20	0.10	0.12	0.09	0.10
Net realized and unrealized gain (loss) on investments	(0.69)		2.72	0.79	(3.68)	(1.57)	2.16

Total from investment
operations	(0.58)		2.92	0.89	(3.56)	(1.48)	2.26

Distributions:
From net investment income	(0.12)		(0.18)	(0.11)	(0.11)	(0.09)	(0.09)
From net realized gains	—		—	—	—	(0.55)	(0.10)

Total distributions	(0.12)		(0.18)	(0.11)	(0.11)	(0.64)	(0.19)
Net Asset Value — End of Period	$11.43		$12.13	$9.39	$8.61	$12.28	$14.40

Total Return	(4.78	)%**	31.24%	10.28%	(28.94)%	(10.75)%	18.45%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.25	%*	0.25%	0.93%	1.00%	0.93%	0.86%
Excluding expense limitations	0.70	%*	0.69%	1.01%	1.18%	1.00%	0.93%
Net investment income	1.90	%*	1.72%	0.99%	1.27%	0.67%	0.72%
Portfolio turnover rate	14	%**	39%	160%	224%	127%	96%
Net assets at the end of period (000 omitted)	$401,974		$429,467	$118,102	$131,692	$242,391	$252,756

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights —continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Large-Cap Strategy Fund — A Shares
Net Asset Value — Beginning of Period	$12.13		$9.45	$8.61	$12.28	$14.41	$12.33

Investment Operations:
Net investment income [1]	0.09		0.16	0.07	0.10	0.05	0.06
Net realized and unrealized gain (loss) on investments	(0.69)		2.64	0.85	(3.68)	(1.56)	2.18

Total from investment operations	(0.60)		2.80	0.92	(3.58)	(1.51)	2.24

Distributions:
From investment income	(0.10)		(0.12)	(0.08)	(0.09)	(0.07)	(0.06)
From net realized gains	—		—	—	—	(0.55)	(0.10)

Total distributions	(0.10)		(0.12)	(0.08)	(0.09)	(0.62)	(0.16)

Net Asset Value — End of Period	$11.43		$12.13	$9.45	$8.61	$12.28	$14.41

Total Return[2]	(4.90	)%**	30.00%	10.36%	(29.11)%	(10.98)%	18.26%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.50	%*	0.50%	1.18%	1.25%	1.18%	1.11%
Excluding expense limitations	0.94	%*	0.92%	1.32%	1.43%	1.30%	1.18%
Net investment income	1.63	%*	1.40%	0.70%	1.10%	0.39%	0.47%
Portfolio turnover rate	14	%**	39%	160%	224%	127%	96%
Net assets at the end of period (000 omitted)	$22		$28	$2	$30	$41	$12

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Small-Cap Strategy Fund — Institutional Shares
Net Asset Value — Beginning of Period	$10.70		$7.90	$6.57	$9.16	$14.11	$14.20

Investment Operations:
Net investment income (loss)[1]	0.07		0.11	0.09	0.05	(0.02)	0.02
Net realized and unrealized gain on investments	(1.12)		2.80	1.32	(2.60)	(2.25)	1.89

Total from investment operations	(1.05)		2.91	1.41	(2.55)	(2.27)	1.91

Distributions:
From net investment income	(0.10)		(0.11)	(0.08)	(0.04)	—	(0.01)
From net realized gains	—		—	—	—	(2.68)	(1.99)

Total distributions	(0.10)		(0.11)	(0.08)	(0.04)	(2.68)	(2.00)

Net Asset Value — End of Period	$9.55		$10.70	$7.90	$6.57	$9.16	$14.11

Total Return	(9.76	)%**	36.96%	21.47%	(27.72)%	(18.13)%	14.42%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.25	%*	0.25%	0.25%	0.75%	1.25%	1.25%
Excluding expense limitations	1.05	%*	0.96%	1.07%	1.61%	1.92%	1.57%
Net investment income (loss)	1.50	%*	1.18%	1.14%	0.81%	(0.15)%	0.13%
Portfolio turnover rate	6	%**	48%	84%	205%	134%	127%
Net assets at the end of period (000 omitted)	$57,771		$127,968	$99,057	$62,938	$31,834	$41,899

*	Annualized.

**	Not annualized.

[1]	The net investment income (loss) per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Multi-Manager International Fund — Institutional Shares

Net Asset Value — Beginning of Period	$7.66		$5.97	$5.37	$8.51	$11.76	$9.92

Investment Operations:
Net investment income[1]	0.02		0.10	0.07	0.10	0.18	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.51)		1.67	0.64	(2.93)	(1.24)	2.74

Total from investment operations	(1.49)		1.77	0.71	(2.83)	(1.06)	2.90

Distributions:
From net investment income	(0.02)		(0.08)	(0.11)	(0.11)	(0.27)	(0.13)
From net realized gains	—		—	—	(0.20)	(1.92)	(0.93)
From return of capital	—		—	— [2]	—	—	—

Total distributions	(0.02)		(0.08)	(0.11)	(0.31)	(2.19)	(1.06)

Net Asset Value — End of Period	$6.15		$7.66	$5.97	$5.37	$8.51	$11.76

Total Return	(19.28	)%**	29.78%	13.10%	(32.82)%	(10.49)%	30.57%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	1.43	%*	1.41%	1.37%	1.40%	1.15%	1.06%
Excluding expense limitations	1.44	%*	1.43%	1.38%	1.42%	1.16%	1.06%
Net investment income	0.58	%*	1.38%	1.03%	1.64%	1.75%	1.49%
Portfolio turnover rate	36	%**	98%	107%	136%	124%	89%
Net assets at the end of period (000 omitted)	$276,326		$373,798	$249,031	$395,536	$1,035,939	$1,129,534

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Multi-Manager International Fund — A Shares
Net Asset Value — Beginning of Period	$7.63		$5.95	$5.36	$8.50	$11.75	$9.92

Investment Operations:
Net investment income[1]	0.01		0.12	0.06	0.08	0.15	0.16
Net realized and unrealized gain (loss) on investments and foreign currency	(1.50)		1.64	0.63	(2.92)	(1.23)	2.72

Total from investment operations	(1.49)		1.76	0.69	(2.84)	(1.08)	2.88

Distributions:
From investment income	(0.02)		(0.08)	(0.10)	(0.10)	(0.25)	(0.12)
From net realized gains	—		—	—	(0.20)	(1.92)	(0.93)
From return of capital	—		—	— [3]	—	—	—

Total distributions	(0.02)		(0.08)	(0.10)	(0.30)	(2.17)	(1.05)

Net Asset Value — End of Period	$6.12		$7.63	$5.95	$5.36	$8.50	$11.75

Total Return[2]	(19.54	)%**	29.57%	12.74%	(32.95)%	(10.66)%	30.30%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	1.66	%*	1.58%	1.62%	1.65%	1.40%	1.37%
Excluding expense limitations	1.68	%*	1.59%	1.63%	1.72%	1.40%	1.37%
Net investment income	0.33	%*	1.61%	0.89%	1.53%	1.46%	1.54%
Portfolio turnover rate	36	%**	98%	107%	136%	124%	89%
Net assets at the end of period (000 omitted)	$355		$571	$83	$80	$118	$122

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

[3]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Multi-Manager Real Asset Fund — Institutional Shares
Net Asset Value — Beginning of Period	$14.02		$12.11	$11.61	$17.75	$15.33	$15.06

Investment Operations:
Net investment income[1]	(0.24)		0.65	0.04	0.28	0.60	0.50
Net realized and unrealized gain (loss) on investments and foreign currency	(0.31)		1.94	0.75	(4.99)	2.71	0.24

Total from investment operations	(0.55)		2.59	0.79	(4.71)	3.31	0.74

Distributions:
From net investment income	(0.01)		(0.68)	(0.29)	(0.61)	(0.56)	(0.36)
From net realized gains	—		—	—	(0.82)	(0.33)	(0.11)

Total distributions	(0.01)		(0.68)	(0.29)	(1.43)	(0.89)	(0.47)

Net Asset Value — End of Period	$13.46		$14.02	$12.11	$11.61	$17.75	$15.33

Total Return	(3.90	)%**	21.70%	6.76%	(26.59)%	22.27%	4.89%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	1.08	%*	1.00%	0.94%	0.82%	0.65%	0.63%
Excluding expense limitations	1.09	%*	1.00%	0.95%	0.82%	0.65%	0.65%
Net investment income	(3.49	)%*	4.82%	0.33%	2.09%	3.64%	3.23%
Portfolio turnover rate	116	%**	199%	156%	115%	72%	23%
Net assets at the end of period (000 omitted)	$209,343		$252,497	$283,703	$368,263	$782,540	$555,007

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Multi-Manager Real Asset Fund — A Shares
Net Asset Value — Beginning of Period	$14.00		$12.10	$11.60	$17.75	$15.34	$15.07

Investment Operations:
Net investment income[1]	(0.28)		0.63	0.02	0.15	0.63	0.58
Net realized and unrealized gain (loss) on investments and foreign currency	(0.29)		1.91	0.75	(4.89)	2.65	0.12

Total from investment operations	(0.57)		2.54	0.77	(4.74)	3.28	0.70

Distributions:
From investment income	(0.01)		(0.64)	(0.27)	(0.59)	(0.54)	(0.32)
From net realized gains	—		—	—	(0.82)	(0.33)	(0.11)

Total distributions	(0.01)		(0.64)	(0.27)	(1.41)	(0.87)	(0.43)

Net Asset Value — End of Period	$13.42		$14.00	$12.10	$11.60	$17.75	$15.34

Total Return[2]	(4.10	)%**	21.45%	6.57%	(26.78)%	22.00%	4.62%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	1.33	%*	1.25%	1.19%	1.07%	0.90%	0.89%
Excluding expense limitations	1.33	%*	1.25%	1.20%	1.09%	0.99%	0.90%
Net investment income	(4.14	)%*	4.64%	0.13%	1.15%	3.61%	3.74%
Portfolio turnover rate	116	%**	199%	156%	115%	72%	23%
Net assets at the end of period (000 omitted)	$8,751		$13,773	$16,305	$20,073	$32,637	$128

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
The accompanying notes are an integral part of the financial statements.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements
1.	Description of the Fund. WT Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2011, the Trust offered 12 series, four of which are included in these financial statements. The four series are as follows: Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”), Wilmington Small-Cap Strategy Fund (“Small-Cap Strategy Fund”), Wilmington Multi-Manager International Fund (“International Fund”), and Wilmington Multi-Manager Real Asset Fund (“Real Asset Fund”) (each a “Fund” and collectively, the “Funds”).

Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%. As of December 31, 2011, the Small-Cap Strategy Fund — A Shares had no shares outstanding.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services is not available. The

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements — Continued
pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

Over the counter (OTC) derivative contracts, which include forward currency contracts, written options, interest rate swaps, and credit default swaps, do not require material subjectivity and are categorized as Level 2 in the hierarchy. OTC derivative contracts are valued using industry standard valuation models, which are based on an income approach. The significant inputs for these valuation models may include the value of the underlying security or collateral, credit spread curves, interdealer broker rates, benchmark curves and yields, recovery rates, and other individualized security details.

Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. The amortized cost method, which is based upon the income approach, involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements — continued
accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Repurchase Agreements. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund’s investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Short Sales. The Real Asset Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements — continued
Distributions to Shareholders. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Derivative Financial Instruments.

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Summarized below are the specific types of derivative instruments used by the Funds:

Forward Foreign Currency Exchange Contracts. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time they may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

Futures Transactions. The Funds may invest in financial futures contracts for the purposes of hedging their existing portfolios. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Options: Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Funds’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements — continued
purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Funds, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

The Real Asset Fund had transactions in options written during the year ended December 31, 2011 as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2011	3,431	$226,303
Options purchased	(1,770)	(94,007)
Options closed	—	—
Options written	1,442	72,769
Options expired	(493)	(47,166)
Options exercised	—	—

Options outstanding at December 31, 2011	2,610	$157,899

Swap Agreements: Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest rate swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between a Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
   Notes to Financial Statements — continued
Credit default swap agreements: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on

Wilmington Funds — Strategy Funds and Multi-Manager Funds
   Notes to Financial Statements — continued
asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of December 31, 2011 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of December 31, 2011.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives
Interest rate contracts	Investments in securities, at value. Net unrealized appreciation on swap agreements. Variation margin receivable on futures contracts.	Options written, at value. Net unrealized depreciation on swap agreements. Variation margin payable on futures contracts.

Foreign exchange contracts	Net unrealized appreciation on forward foreign currency exchange contracts.	Net unrealized depreciation on forward foreign currency exchange contracts.

Equity contracts	Investments in securities, at value. Variation margin receivable on futures contracts.	Variation margin payable on futures contracts.

Credit contracts	Net unrealized appreciation on swap agreements.	Net unrealized depreciation on swap agreements. Premiums received for swap agreements.

	Asset Derivative Fair Value
			Foreign	Interest
	Total Value at	Equity	Exchange	Rate	Credit
	December 31, 2011	Contracts	Contracts	Contracts	Contracts
International Fund	$4,360,621	$4,348,607	$12,014	$—	$—
Real Asset Fund	2,732,351	—	2,127,675	172,886	431,790

	Liability Derivative Fair Value
			Foreign	Interest
	Total Value at	Equity	Exchange	Rate	Credit
	December 31, 2011	Contracts	Contracts	Contracts	Contracts
International Fund	$(6,158)	$(1,083)	$(5,075)	$—	$—
Real Asset Fund	(1,458,533)	—	(1,371,240)	(81,455)	(5,838)

Wilmington Funds — Strategy Funds and Multi-Manager Funds
     Notes to Financial Statements — continued
The effects of derivative instruments on the Statements of Operations for the six-month period ended December 31, 2011 are as follows:

Derivative Type	Location of the Statements of Operations
Equity contracts	Net realized gain (loss) on investments Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts	Net realized gain (loss) on foreign currency transactions Net change in unrealized appreciation (depreciation) on foreign currency translation

	Realized Gain (Loss) on Derivatives Recognized in Results from Operations
			Foreign	Interest
	Total Value at	Equity	Exchange	Rate	Credit
	December 31, 2011	Contracts	Contracts	Contracts	Contracts
International Fund	$(266,803)	$(151,186)	$(115,617)	$—	$—
Real Asset Fund	4,699,068	—	4,757,105	(47,065)	(10,972)

	Change in Unrealized Appreciation (Depreciation) on
	Derivatives Recognized in Results from Operations
			Foreign	Interest
	Total Value at	Equity	Exchange	Rate	Credit
	December 31,2011	Contracts	Contracts	Contracts	Contracts
International Fund	$(1,288,342)	$(1,304,821)	$(16,479)	$—	$—
Real Asset Fund	1,395,735	—	1,539,699	44,580	(188,544)
For the six-month period ended December 31, 2011, the Funds’ average volume of derivative activities is as follows:

					Forward
			Futures	Futures	Currency
	Written	Purchased	Long	Short	Contracts –
	Options[1]	Options[6]	Positions[2]	Positions[2]	Purchased[3]
International Fund	$—	$—	$313,448	$—	$2,875,393
Real Asset Fund	(188,514)	17,970	47,766,927	(2,810,347)	25,930,059

	Forward		Credit
	Currency	Interest	Default
	Contracts –	Rate	Swaps
	Sold[4]	Swaps[5]	as writer[5]
International Fund	$(4,483,857	$—	$—
Real Asset Fund	(105,340,857)	844,927	9,220,033

1	Premium Received.

2	Average Notional Value.

3	Value at Settlement Date Payable. 4 Value at Settlement Date Receivable.

5	Notional Amount.

6	Cost.

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     Notes to Financial Statements — continued
4.	Advisory Fees and Other Transactions with Affiliates. Rodney Square Management Corporation (''RSMC’’), a wholly owned subsidiary of M&T Bank Corporation, a New York Corporation (“M&T”), serves as an investment adviser to each Fund. RSMC allocates each Fund’s assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-adviser to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC (''WTIM’’), also a wholly owned subsidiary of M&T and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

	Gross	Fees
	Fees	Waived	% of Average Daily Net Assets
Large-Cap Strategy Fund
RSMC	$702,043	$(908,379)	0.35% of average daily net assets

WTIM — Quantitative strategy	300,866	—	0.15% on the first $1 billion in assets allocated to the Quantitative strategy; 0.10% on the next $1 billion; and 0.05% over $2 billion

Small-Cap Strategy Fund
RSMC	155,011	(352,797)	0.35% of average daily net assets

WTIM — Quantitative strategy	88,578	—	0.20% on the first $1 billion in assets allocated to the Quantitative strategy; 0.15% on the next $1 billion; and 0.10% over $2 billion

International Fund
RSMC	552,133	—	0.35% of average daily net assets

Goldman Sachs Asset Management, L.P.[1]	158,862	(4,352)	0.50% of average daily net assets

Artio Global Management, LLC (“Artio”)[2]	73,034	—	0.50% of average daily net assets

Dimensional Fund Advisors LP (“DFA”)[1]	140,995	(20,821)	0.45% of the first $50 million under DFA’s management; and 0.30% over $50 million

Parametric Portfolio Associates, Inc. (“PPA”)— Emerging Markets Strategy	310,056	—	0.80% on first $100 million under PPA’s management; 0.75% over $100 million

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     Notes to Financial Statements — continued

	Gross	Fees
	Fees	Waived	% of Average Daily Net Assets
International Fund (continued)
Parametric Portfolio Associates, Inc. (“PPA”)— Developed Country Index Replication Strategy[1]	$47,645	$—	0.275% on first $50 million under PPA’s management; 0.20% over $50 million

Principal Global Investors, LLC (“Principal”)			0.75% of average daily net assets

Real Asset Fund
RSMC	438,820	—	0.35% of average daily net assets

RSMC—Enhanced Cash strategy	8,625	—	For assets allocated to the Enhanced Cash strategy, an additional fee as follows: 0.08% on the assets allocated to the Enhanced Cash strategy

CBRE Clarion Securities, LLC (“CBRE”)[1]	143,701	(7,677)	0.65% on the first $50 million under CBRE’s management; 0.55% on the next $50 million; and 0.45% over $100 million

E.I.I. Realty Securities, Inc. (“EII”)[1]	134,967	—	0.65% on the first $100 million under EII’s management; and 0.60% over $100 million.

Pacific Investment Management Company LLC (“PIMCO”)[3]	117,225	—	0.2875% on the average daily net assets under PIMCO’s management.

HSBC Global Asset Management (France) (“HSBC”)	27,620	—	0.20% on the first $100 million under HSBC’s management; 0.15% on the next $400 million; and 0.10% over $500 million.

[1]	Pursuant to separate fee waiver agreements, the sub-adviser has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

[2]	Artio receives an annual fee paid monthly as follows: if the average daily net assets under Artio’s management for the month is less than $125 million, the applicable annual fee is 0.50% on average daily net assets; if the average daily net assets under Artio’s management for the month is $125 million or more, the applicable annual fee is 0.45% on the first $100 million of average daily net assets and 0.40% on average daily net assets in excess of $100 million.

[3]	For assets allocated to PIMCO’s Global Real Return strategy, fees are 0.25% of the Assets allocated to PIMCO’s Global Real Return strategy. For Assets allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy, fees are 0.50% on the first $100 million of average daily net assets allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy and 0.45% of average daily net assets over $100 million allocated to PIMCO’s Emerging Market (EM) Local Bonds strategy.

Based on the current allocation of 85% and 15% to the PIMCO Global Real Return strategy and the Emerging Market (EM) Local Bonds strategy, respectively, PIMCO receives a monthly portfolio management fee at the annual rate of 0.2875% on the average daily net assets under PIMCO’s management.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

	Expense Limitation*	Expiration Date
Large-Cap Strategy Fund Small-Cap Strategy Fund	0.25 0.25	October 31, 2012 October 31, 2012

*	This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.
The Funds’ Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the statements of operations. As of December 31, 2011, there were no liabilities due to RSMC for these services in any of the Funds.

RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2011 are shown separately on the statements of operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2011 were $5,550, $804, $3,925 and $3,214 for the Large-Cap Strategy Fund, the Small-Cap Strategy Fund, the Multi-Manager International Fund and the Multi-Manager Real Asset Fund, respectively.

BNY Mellon Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the six-month period ended December 31, 2011, are shown separately on the statement of operations.

Compensation of Trustees and Officers. Except for the Funds’ Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the “Plan”), a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Distribution Fees. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund’s average daily net assets of the A Shares.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
Wilmington Trust Company (''WTC’’), an affiliate of RSMC, serves as custodian to the Funds except the International Fund, and The Bank of New York Mellon serves as sub-custodian to the Funds, except for the International Fund. The Bank of New York Mellon serves as custodian for the International Fund and as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the statements of operations. WTC pays The Bank of New York Mellon for its services as sub-custodian. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2011 were $4,512, $11,773 and $146,059 for the Large-Cap Strategy Fund, the Small-Cap Strategy Fund and the Multi-Manager Real Asset Fund, respectively.
Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2011 were as follows:

Large-Cap Strategy Fund	$36,723
Small-Cap Strategy Fund	52,218
International Fund	55,881
Real Asset Fund	18,031
5.	Investment Securities Transactions. During the six-month period ended December 31, 2011, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

	Large-Cap Strategy Fund	Small-Cap Strategy Fund
Purchases	$56,867,122	$5,103,449
Sales	61,641,599	55,847,675

	International Fund	Real Asset Fund
Purchases	$110,370,445	$93,349,040
Sales	133,469,664	126,864,142
Purchases and sales of long-term U.S. Government and agency securities during the six-month period ended December 31, 2011, were as follows:

Real Asset Fund
Purchases	$198,784,733
Sales	204,657,350
6.	Securities Lending Agreement. The Funds may lend their securities pursuant to a securities lending agreement (''Lending Agreement’’) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of a Fund and, as such, a Fund is liable for investment losses. The Bank of New York Mellon and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by a Fund. Each Fund records securities lending income net of such allocations.
In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.
7.	Capital Share Transactions. Transactions in shares of capital stock for the six-month period ended December 31, 2011 and the year ended June 30, 2011 for the Institutional Shares and A Shares were as follows:

	For the Six-Month Period		For the Year Ended
	Ended December 31, 2011		June 30, 2011
	Institutional Shares	A Shares	Institutional Shares	A Shares
Large-Cap Strategy Fund
Sold	4,656,964	—	4,910,967	—
Issued on reinvestment of distributions	129,022	18	95,120	8
Redeemed	(5,021,931)	(408)	(7,727,637)	(3,311)

Net Decrease	(235,945)	(390)	(2,721,550)	(3,303)

Small-Cap Strategy Fund
Sold	663,855	—	8,841,740	—
Issued on reinvestment of distributions	19,935	—	34,953	2
Redeemed	(6,594,571)	—	(5,916,246)	(2,010)

Net Increase (Decrease)	(5,910,781)	—	2,960,447	(2,008)

Multi-Manager International Fund
Sold	4,677,968	13,405	10,500,673	4,782
Issued on reinvestment of distributions	76,429	189	376,474	209
Redeemed	(8,641,691)	(30,478)	(42,799,809)	(5,917)

Net Decrease	(3,887,294)	(16,884)	(31,922,662)	(926)

Multi-Manager Real Asset Fund
Sold	802,708	72,308	7,954,319	788,494
Issued on reinvestment of distributions	5,727	381	197,794	29,675
Redeemed	(3,255,839)	(404,707)	(16,456,624)	(1,200,714)

Net Decrease	(2,447,404)	(332,018)	(8,304,511)	(382,545)

8.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
The tax character of distributions paid during the six-month period ended December 31, 2011 and the year ended June 30, 2011, respectively, were as follows:

	Large-Cap	Small-Cap	International	Real Asset
	Strategy Fund	Strategy Fund	Fund	Fund
Six-month period ended December 31, 2011
Ordinary income	$4,125,410	$884,547	$1,152,539	$245,911
Long-term capital gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions	$4,125,410	$884,547	$1,152,539	$245,911

Year ended June 30, 2011
Ordinary income	$6,299,979	$1,230,775	$4,176,386	$14,278,269
Long-term capital gains	—	—	—	—
Return of capital	—	—	—	—

Total distributions	$6,299,979	$1,230,775	$4,176,386	$14,278,269

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2011, the capital loss carryforwards that will expire are as follows:

	Large-Cap	Small-Cap	International	Real Asset
	Strategy Fund	Strategy Fund	Fund	Fund
06/30/2017	$12,599,631	$936,546	$88,749,523	$—
06/30/2018	50,036,848	14,256,144	236,603,604	116,426,043

	$62,636,479	$15,192,690	$325,353,127	$116,426,043

During the year ended June 30, 2011, the Large-Cap Strategy Fund, Small-Cap Strategy Fund, International Fund and Real Asset Fund utilized $4,351,608, $6,068,782, $20,725,741 and $27,755,093 of capital loss carryforwards to offset realized capital gains, respectively.
Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after June 30, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards have an increased likelihood of expiring unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.
9.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
10.	Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Notes to Financial Statements — continued
unobservable outputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.
11.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.
Shareholders of each series of the WT Mutual Fund (the “Wilmington Funds”) have been mailed a notice of a special meeting of shareholders to be held February 21, 2012. The purpose of the meeting is to vote on a proposal to reorganize each of the Wilmington Funds into a corresponding fund and share class of the MTB Group of Funds (the “MTB Trust”). The Wilmington Funds’ investment advisor, Rodney Square Management Corporation (“RSMC”), believes that combining the Wilmington Funds and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The proposal has been carefully reviewed by the Board of Trustees for the Wilmington Funds, and after reviewing RSMC’s recommendation, has determined that the best course of action is to seek to reorganize the Wilmington Funds into the MTB Trust.
The following is a listing of each Wilmington Fund (“Target Fund”) included in this shareholder report and the corresponding Series of the MTB Trust (“Acquiring Fund”) that is proposed to be acquiring the Wilmington Fund.

Target Fund	Acquiring Fund
Wilmington Large-Cap Strategy Fund	Wilmington Large-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Small-Cap Strategy Fund	Wilmington Small-Cap Strategy Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Multi-Manager International Fund	MTB International Equity Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Multi-Manager Real Asset Fund	Wilmington Multi-Manager Real Asset Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Funds — Multi-Manager Funds
Evaluation and Approval of Investment Sub-Advisory Agreements
At an in-person meeting held on August 25, 2011, the Board of Trustees of WT Mutual Fund (the “Trust”), including a majority of those trustees who are not “interested persons” as such term is defined in the Investment Company Act of 1940, as amended (“Independent Trustees”), unanimously approved the continuation of the sub-advisory agreements among the Trust, Rodney Square Management Corporation (“RSMC”) and each of the following sub-advisers: Artio Global Management, LLC, Acadian Asset Management, LLC, Dimensional Fund Advisors LP, EII Realty Securities, Inc., Goldman Sachs Asset Management, L.P., Pacific Investment Management Company LLC, Parametric Portfolio Associates LLC, Principal Global Investors LLC, and HSBC Global Asset Management (France) (the “Agreements”).

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of each sub-adviser’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager’s management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on any sub-adviser’s ability to service the series, (ix) compliance with a series’ investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies.

The sub-advisers provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services for each of the series, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the series and any ancillary benefit resulting from the sub-adviser’s relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees which considered: (i) investment performance; (ii) compliance and regulatory issues; (iii) asset growth; and (iv) profitability. During the meeting, the two Trustees presented this report.

In addition to the information provided by each sub-adviser as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors.

During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by each sub-adviser. The Trustees considered the services provided to each series by each sub-adviser, as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Trustees concluded that the nature, extent and quality of the services provided by the sub-advisers to each series are appropriate and consistent with the terms of the Agreements, that the quality of those services has been consistent with industry norms and that the series are likely to benefit from the continued provision of those services. They also concluded that each sub-adviser has sufficient personnel, with the appropriate education and experience, to serve each series effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

Wilmington Funds — Multi-Manager Funds
Evaluation and Approval of Investment Sub-Advisory Agreements — continued
The Board considered the investment performance of each series and each sub-adviser. The Trustees noted that the Real Asset Fund and the International Fund employ a multi-manager approach through which the Funds rely on two or more sub-advisers to manage a portion of each Fund’s assets under the general supervision of RSMC. The Trustees noted that RSMC monitors the performance and compliance of each sub-adviser on an on-going basis. The Trustees also noted that RSMC performs due diligence of the sub-advisers on an on-going basis. The Trustees reviewed reports for each Fund, which to the extent applicable, showed the investment performance of each sub-advised portion of the Fund in comparison to the applicable benchmark for the following periods ended March 31, 2011: quarter, year-to-date, one year, three years and five year periods. The Board also reviewed reports prepared by each sub-adviser, which to the extent applicable, showed the sub-adviser’s investment performance information net of fees for similarly managed pooled accounts and investment companies for the one year, three year and five year periods ended March 31, 2011.

The Board also noted that it reviews and evaluates the investment performance of each series and sub-adviser on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and each sub-adviser is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies, as measured by the applicable Lipper peer group ranking. The Trustees noted that the performance was below the median of the peer group for certain periods (and outperformed the peer group in other periods), and concluded that, based on the information provided by RSMC and the sub-advisers, appropriate steps to address the underperformance had been taken and that each Fund’s relative performance could be expected to improve.

The sub-advisers provided information regarding sub-advisory fees and an analysis of these fees in relation to the delivery of services to the series and any ancillary benefit resulting from each sub-adviser’s relationship with the series. The Trustees evaluated expense comparison data for the series and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each series (the “Lipper Universe”). The comparison of each series’ net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for the Real Asset Fund was below the mean expense ratio of the Lipper Universe. The net expense ratio for the International Fund was above the mean expense ratio of the Lipper Universe. The Trustees also reviewed information regarding fees charged by the sub-advisers to fees charged to other clients of the sub-advisers and evaluated explanations provided by the sub-advisers as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees concluded that the sub-advisory fees and services provided by the sub-advisers are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series.

The Board considered the costs of the services provided by each sub-adviser, the compensation and benefits received by each sub-adviser in providing services to the series, as well as each sub-adviser’s profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of the sub-advisers. The Board was satisfied that each sub-adviser’s profits are sufficient to continue as a viable entity generally and as a sub-adviser of each series specifically. Based on the information provided, the Board concluded that each sub-adviser’s fees and profits derived from its relationship with the Trust in light of each series’ expenses, are reasonable in relation to the nature and quality of the services provided,

Wilmington Funds — Multi-Manager Funds
Evaluation and Approval of Investment Sub-Advisory Agreements — continued
taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series is reasonable, taking into account the size of the series, the quality of services provided by the sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale for the benefit of the series’ shareholders should be achieved as assets of each series increase as a result of “breakpoint” reductions in the sub-advisory fee rates at specific asset levels. In addition, the Trustees also considered each sub-adviser’s efforts to grow the Trust’s assets as economies of scale may be achieved due to the ability of the Trust and each of its series to spread its fixed costs across a larger asset base.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were none. After consideration of all the factors, taking into consideration the information presented at the meeting and previous meetings of the Board and deliberating in executive session, the entire Board, including the Independent Trustees, determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Trustees and Officers
WT Mutual Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.
The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust’s investment adviser or the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Each person who is not an “interested person” of the Trust’s investment advisers or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.
Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.
The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds’ website at www.wilmingtonfunds.com.
INTERESTED TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT J. CHRISTIAN[2] Date of Birth: 2/49 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since October 1998, President and Chairman of the Board from October 1998 to January 2006.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005; Vice President of RSMC 2005 to 2006.

FundVantage Trust (33 portfolios); Optimum Fund Trust (6 portfolios) (registered investment companies).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds), and Roxbury Funds (2 funds).

[2]	Mr. Christian is an “Interested Trustee” by reason of his previous employment with RSMC, the investment adviser to the Trust.

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Trustees and Officers — continued
INDEPENDENT TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT ARNOLD Date of Birth: 3/44 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and Managing Director, R.H. Arnold & Co., Inc. (financial consulting) since 1989. First Potomac Realty Trust (real estate investment trust).

DR. ERIC BRUCKER Date of Birth: 12/41 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since 2002; formerly Dean, School of Business Administration of Widener University from 2001 to 2004. None

NICHOLAS GIORDANO Date of Birth: 3/43 12 Funds	Trustee and Chairman of the Board Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999; President and Chief Executive Officer, Philadelphia Stock Exchange from 1981 to 1997.

Kalmar Pooled Investment Trust; The RBB Fund, Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (body-worn device manufacturer).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds) MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Trustees and Officers — continued
EXECUTIVE OFFICERS

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held
JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	President & Chief Executive Officer Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	President of Rodney Square Management Corporation (“RSMC”) since 2008; Vice

President of Wilmington Trust Investment Management, LLC (“WTIM”) since 2005; Member of the Board of Managers of WTIM; Vice President of PNC Global Investment Servicing (U.S.), Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.

N/A

CLAYTON M. ALBRIGHT 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/53	Vice President Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Managing Director, Fixed Income Management, Wilmington Trust since 2007; Director, Fixed Income Research and Portfolio Manager, Wilmington Trust from 1996 to 2007; Vice President, RSMC since 2001; Vice President of WTIM since 2006; Vice President, Wilmington Trust Company since 1997.

N/A

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Trustees and Officers — continued
EXECUTIVE OFFICERS (continued)

Position(s) Held
with Trust, Term of
Name, Address and	Office and Length of Time	Principal Occupation(s) During Past
Date of Birth	Served	Five Years, Other Directorships Held
JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Investment Adviser, WTIM since 2003; Vice President, RSMC since 1992. N/A

JOHN C. MCDONNELL 1100 North Market Street Wilmington, DE 19890 Date of Birth: 4/66	Vice President, Chief Financial Officer & Treasurer Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 2005.	Director of Mutual Fund Administration, WTIM, since October 2005; Audit and Assurance-Senior, Deloitte (public accounting) from September 2004 to October 2005; Mutual Fund Administration, 1838 Investment Advisors, LP from March 1999 to September 2004.

N/A

ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Vice President, Chief Compliance Officer & Anti-Money Laundering Officer Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, WTIM since 2007; Vice President, WTIM since 2004; Vice President and Chief Compliance Officer, RSMC since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1999 to 2004.

N/A

EDWARD W. DIFFIN, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/52	Vice President & Secretary Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since February 2007.	Director of Mutual Fund Regulatory Administration of WTIM since November 2006; Coleman Counsel Per Diem from November 2005 to November 2006; Vice President and Senior Counsel of Merrill Lynch & Co., Inc. from 1994 to 2005.

N/A

Wilmington Funds — Strategy Funds and Multi-Manager Funds
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website listed above.
WT Mutual Fund
Privacy Policy
Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.
Information We Collect
We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.
Information We Disclose
We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.
Our Security Procedures
To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal and state law standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with federal and state regulations.

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TRUSTEES	OFFICERS

Nicholas A. Giordano	John J. Kelley
Chairman of the Board	President & Chief Executive Officer

John C. McDonnell
Robert H. Arnold	Vice President, Chief Financial Officer
& Treasurer
Dr. Eric Brucker
Edward W. Diffin Jr.
Robert J. Christian	Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer
& Anti-Money Laundering Officer

MONEY MARKET FUNDS SEMI-ANNUAL REPORT December 31, 2011 PRIME MONEY MARKET U.S. GOVERNMENT MONEY MARKET TAX-EXEMPT MONEY MARKET WILMINGTON FUNDS

Wilmington Funds — Money Market Funds
      President’s Message
Dear Shareholder:
     During the six-month period beginning July 1, 2011, the financial markets experienced a surge in volatility which saw interest rates decline dramatically, particularly on the long end of the yield curve. The 30-Year U.S. Treasury Bond gave up 150 basis points (1.50%) in yield going from around 4.375% percent to under 3.00% by December 31, 2011. The change in interest rates was much less for shorter maturities as the 2-Year U.S. Treasury lost a much more modest 22 basis points (0.22%) during the same period. The dramatic moves in the market were due in large part to the declining fortunes of the European economy as the debt crisis grew throughout much of the second half of the year. The problems extended from Greece, which faced the potential of defaulting on its debt unless additional bailout funds were made available and a restructuring of its debt could be accomplished, to concerns over the much larger economies of Italy and Spain. Italy, which has the third largest bond market in the world saw yields on its sovereign debt explode upwards exceeding 7% and reaching levels where the ability of the country to service its debt load was called into question. The problems in Europe extended into the banking system where holdings of the deteriorating sovereign debt were held and raised concerns of widespread banking failures which could extend beyond the borders of Europe. As a result, funding stress for European banks developed and resulted in many money market funds reducing or eliminating Eurozone exposures — including the Wilmington Funds. We intend to maintain this conservative posture for the foreseeable future given the continued uncertainty surrounding the European debt crisis. Unfortunately, with the Federal Reserve maintaining its zero interest rate policy, the result will be continued low returns for money market investors during the coming year.
     The following is a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the six-month period ended December 31, 2011:

Wilmington Prime Money Market Fund — Institutional Shares	0.01%
Wilmington Prime Money Market Fund — Service Shares	0.01%
Wilmington Prime Money Market Fund — W Shares	0.01%
Lipper Money Market Funds	0.01%

Wilmington U.S. Government Money Market Fund — Institutional Shares	0.01%
Wilmington U.S. Government Money Market Fund — Service Shares	0.01%
Wilmington U.S. Government Money Market Fund — W Shares	0.01%
Lipper U.S. Government Money Market Funds	0.00%

Wilmington Tax-Exempt Money Market Fund — Institutional Shares	0.01%
Wilmington Tax-Exempt Money Market Fund — W Shares	0.01%
Lipper Tax-Exempt Money Market Funds	0.01%
Source: Lipper

Performance shown represents past performance and does not guarantee future results. Investment return will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Funds’ shares are not bank deposits and are not insured by, guaranteed by, endorsed by or obligations of the Federal Deposit Insurance Corporation, the Federal Reserve Board, any government agency or any bank. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

1

Wilmington Funds — Money Market Funds
     President’s Message — continued
The performance shown in the table does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
Rodney Square Management Corporation, the Funds’ investment adviser, has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Funds’ operating expenses, or certain “class-specific fees and expenses” to prevent the Funds’ (or a class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time. Under this voluntary arrangement, RSMC may recover from the Funds, subject to approval by the Board of Trustees, amounts waived or reimbursed for a period of up to three years from the year in which RSMC reduced its compensation and/or assumed expenses for the Funds.
     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

Sincerely,

John J. Kelley
President
January 31, 2012
You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds’ web site at www.wilmingtonfunds.com. The prospectus should be read before investing. Mr. Kelley’s comments reflect the investment adviser’s views generally regarding the market and the economy and are compiled from the investment adviser’s research. These comments reflect opinions as of the date written and are subject to change at any time.
Distributed by Professional Funds Distributor, LLC
See financial highlights.

2

Wilmington Funds — Money Market Funds
     Expense Disclosure (Unaudited)
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2011 to December 31, 2011).
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.
The Expense Tables illustrate your Fund’s costs in two ways.
•	Actual expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•	Hypothetical example for comparison purposes. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

3

Wilmington Funds — Money Market Funds
     Expense Disclosure (Unaudited) — continued
For the Period July 1, 2011 to December 31, 2011
Expense Tables

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/01/11	12/31/11	Ratio	Period*
Prime Money Market Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,000.10	0.15%	$0.75
Hypothetical 5% Return Before Expenses	1,000.00	1,024.38	0.15	0.76

Prime Money Market Fund — Service Shares
Actual Fund Return	$1,000.00	$1,000.10	0.15%	$0.75
Hypothetical 5% Return Before Expenses	1,000.00	1,024.38	0.15	0.76

Prime Money Market Fund — W Shares
Actual Fund Return	$1,000.00	$1,000.10	0.15%	$0.75
Hypothetical 5% Return Before Expenses	1,000.00	1,024.38	0.15	0.76

U.S. Government Money Market Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,000.10	0.09%	$0.45
Hypothetical 5% Return Before Expenses	1,000.00	1,024.68	0.09	0.46

U.S. Government Money Market Fund — Service Shares
Actual Fund Return	$1,000.00	$1,000.10	0.09%	$0.45
Hypothetical 5% Return Before Expenses	1,000.00	1,024.68	0.09	0.46

U.S. Government Money Market Fund — W Shares
Actual Fund Return	$1,000.00	$1,000.10	0.09%	$0.45
Hypothetical 5% Return Before Expenses	1,000.00	1,024.68	0.09	0.46

Tax-Exempt Money Market Fund — Institutional Shares
Actual Fund Return	$1,000.00	$1,000.10	0.13%	$0.65
Hypothetical 5% Return Before Expenses	1,000.00	1,024.48	0.13	0.66

Tax-Exempt Money Market Fund — W Shares
Actual Fund Return	$1,000.00	$1,000.10	0.13%	$0.65
Hypothetical 5% Return Before Expenses	1,000.00	1,024.48	0.13	0.66

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

4

Wilmington Funds — Money Market Funds
     Disclosure of Portfolio Holdings (Unaudited)
PORTFOLIO HOLDINGS
December 31, 2011
The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

Prime Money Market Fund
Repurchase Agreements	25.4%
Other Commercial Paper	21.7%
Municipal Notes & Bonds	15.0%
Municipal Commercial Paper	13.0%
Certificates of Deposit	10.2%
Financial Company Commercial Paper	6.3%
Asset-Backed Commercial Paper	7.1%
U.S. Agency Obligations	1.3%
Money Market Mutual Funds	0.0%

100.0%

U.S. Government Money Market Fund
U.S. Agency Obligations	57.4%
Repurchase Agreements	41.3%
Money Market Mutual Funds	1.3%

100.0%

Tax-Exempt Money Market Fund
Municipal Bonds
Texas	20.0%
Delaware	7.8%
Tennessee	7.0%
Florida	5.2%
Missouri	5.2%
Maryland	4.5%
Nevada	4.1%
Wisconsin	3.8%
Georgia	3.7%
Michigan	3.7%
Mississippi	3.7%
Pennsylvania	3.7%
Connecticut	3.6%
Illinois	3.5%
Arizona	3.1%
All Other	17.4%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC’s website at http://www.sec.gov, or it may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

5

Wilmington Funds — Money Market Funds
Prime Money Market Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal	Fair Value
	Ratings[1]	Amount	(Note 2)
ASSET-BACKED COMMERCIAL PAPER — 7.1%
Old Line Funding LLC, 0.14%, 01/18/12	P-1, A-1+	$35,000,000	$34,997,958
Straight-A Funding LLC, 0.14%, 01/11/12	P-1, A-1+	75,000,000	74,997,667
Thunder Bay Funding, LLC, 0.10%, 01/04/12	P-1, A-1	30,000,000	29,999,917

Total Asset-Backed Commercial Paper (Cost $139,995,542)			139,995,542

CERTIFICATES OF DEPOSIT — 10.2%
Bank of Montreal, Chicago CD, 0.08%, 01/17/12	P-1, A-1	50,000,000	50,000,000
Bank of Nova Scotia, Houston, 0.29%, 01/25/12	P-1, A-1+	50,000,000	50,000,000
Rabobank Nederland, NY, 0.40%, 02/07/12	P-1, A-1+	50,000,000	50,000,000
Toronto-Dominion Bank, NY, 0.08%, 01/09/12	P-1, A-1+	50,000,000	50,000,000

Total Certificates of Deposit (Cost $200,000,000)			200,000,000

FINANCIAL COMPANY COMMERCIAL PAPER — 6.3%
Australia and New Zealand, 0.26%, 02/03/12*	P-1, A-1+	25,000,000	24,994,403
Australia and New Zealand, 0.25%, 03/16/12*	P-1, A-1+	25,000,000	24,987,326
Commonwealth Bank of Australia, 0.33%, 01/23/12*	P-1, A-1+	50,000,000	49,990,833
Westpac Banking Corp., 0.24%, 03/19/12*	P-1, A-1+	25,000,000	24,987,334

Total Commercial Paper (Cost $124,959,896)			124,959,896

MUNICIPAL COMMERCIAL PAPER — 13.0%
Alaska Housing FIinance, 0.22%, 02/15/12*	P-1, NR	24,800,000	24,793,584
Catholic Health Initiatives (Yale Univ.), 0.15%, 01/03/12	P-1, A-1+	33,570,000	33,570,000
Conn State Health & Educ. FAC, 0.10%, 01/03/12	VMIG-1, A-1	15,000,000	15,000,000
Jacksonville, FL Electric Auth, 0.14%, 01/23/12	VMIG-1, NR	15,000,000	15,000,000
Jacksonville, FL Electric Auth, 0.15%, 01/09/12	VMIG-1, NR	25,000,000	25,000,000
Johns Hopkins University, 0.10%, 01/17/12	P-1, NR	23,765,000	23,765,000
Metro Atlanta Rapid Transit Authority, 0.14%, 01/17/12	P-1, A-1+	15,000,000	15,000,000
University of California, 0.15%, 01/19/12	P-1, A-1+	20,196,000	20,194,654
University of Notre Dame, 0.19%, 01/18/12	P-1, NR	50,014,000	50,010,040
Vanderbilt University CP, 0.23%, 02/14/12	P-1, A-1+	34,000,000	33,990,877

Total Municipal Commercial Paper (Cost $256,324,155)			256,324,155

MUNICIPAL NOTES & BONDS — 15.0%
Chicago Board of Education VRDB, 0.12%, 01/06/12**	VMIG-1, A-1+	20,000,000	20,000,000
Commonwealth of Massachusetts State Gen. Oblig. Ltd. VRDB, Ser. A, 0.07%, 01/03/12**	VMIG-1, A-1	25,845,000	25,845,000
Gulf Coast Waste Disposal Authority VRDB (Air Products), 0.06%, 01/06/12**	P-1, A-1	19,000,000	19,000,000
The accompanying notes are an integral part of the financial statements.

6

Wilmington Funds — Money Market Funds
Prime Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P		Principal	Fair Value
	Ratings[1]		Amount	(Note 2)
MUNICIPAL NOTES & BONDS — (Continued)
Harris County, TX Health Fac. Dev. Corp.
VRDB (Baylor College of Medicine), 0.06%, 01/03/12**		VMIG-1, A-1+	$31,115,000	$31,115,000
Harris County, TX Health Fac. Dev. Corp.
VRDB (St. Luke’s Episcopal Hosp. Proj.), Ser. 2001B, 0.07%, 01/03/12**		N/R, A-1+	30,000,000	30,000,000
Houston, TX Higher Educ. Fin. Corp.
(Rice University), VRDN, 0.02%, 01/03/12**		VMIG-1, A-1+	14,500,000	14,500,000
Los Angeles County Trans. Auth., 2.50%, 02/29/12		MIG1, SP-1+	18,000,000	18,060,716
Missouri State Health & Educ. Fac. Auth. Rev.
VRDB (Washington Univ. Proj.), Ser. 1996B, 0.07%, 01/03/12**		VMIG-1, A-1+	11,000,000	11,000,000
New York City Municipal Water Finance Auth.
VRDB, 0.05%, 01/03/12**		VMIG-1, A-1+	45,660,000	45,660,000
Parish of St. James, LA VRDB (Nucor Steel), 0.11%, 01/06/12**	P	-1, A-1	37,100,000	37,100,000
State of Texas Transportation Commission VRDB, 0.09%, 01/06/12**		VMIG-1, NA	43,200,000	43,200,000

Total Municipal Bonds (Cost $295,480,716)				295,480,716

U.S. AGENCY OBLIGATIONS — 1.3%
Federal Home Loan Banks Notes — 1.3%
Federal Home Loan Bank Notes, 0.26%, 01/08/13		Aaa, AA+	25,000,000	25,000,000

Total U.S. Agency Obligations (Cost $25,000,000)				25,000,000

OTHER COMMERCIAL PAPER — 21.7%
American Honda Corp., 0.22%, 02/08/12*		P-1, A-1	23,000,000	22,994,940
American Honda Finance Corp., 0.85%, 01/17/12**		A1, NR	27,000,000	27,006,505
BP Capital Markets, 0.26%, 02/21/12*		P-1, A-1	50,000,000	49,982,306
Cargill Global Fund, 0.07%, 01/30/12*		P-1, A-1	15,000,000	14,999,212
Cargill Global Fund, 0.07%, 01/31/12*		P-1, A-1	15,000,000	14,999,183
Coca-Cola Co., 0.17%, 05/14/12*		P-1, A-1	50,000,000	49,968,833
Medtronic, Inc., 0.11%, 04/12/12*		P-1, A-1+	50,000,000	49,984,722
MOTIVA Enterprises LLC, 0.05%, 01/03/12		P-1, A-1	30,000,000	30,000,000
MOTIVA Enterprises LLP, 0.10%, 01/04/12*		P-1, A-1	22,000,000	21,999,939
Phillip Morris International, Inc., 0.07%, 01/23/12*		P-1, A-1	45,000,000	44,998,250
Sanofi-Aventis, 0.13%, 02/14/12*		P-1, A-1+	25,000,000	24,996,208
SYSCO Corp., 0.05%, 01/13/12*		P-1, A-1	25,000,000	24,999,653
Toyota Motor Credit, 0.20%, 03/28/12*		P-1, A-1+	50,000,000	49,976,389

Total Commercial Paper (Cost $426,906,140)				426,906,140

The accompanying notes are an integral part of the financial statements.

7

Wilmington Funds — Money Market Funds
Prime Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Fair Value
	Amount	(Note 2)
REPURCHASE AGREEMENTS — 25.4%
With Merrill Lynch, Pierce, Fenner & Smith Inc.: at 0.03% dated 12/30/11, to be repurchased on 1/3/12, repurchase price $162,000,540, (collaterized by Federal National Mortgage Association Notes, par value $158,725,597, coupon rates 4.0% – 4.5%, 1/1/41-12/1/41, total market value $166,860,000)	$162,000,000	$162,000,000
With UBS Financial Services, Inc.: at 0.03% dated 12/30/11, to be repurchased on 1/3/12, repurchase price $337,001,123, (collaterized by Federal National Mortgage Association Notes, par value $43,034,000, coupon rates 0.0%, 1/4/12, and Federal Home Loan Bank Notes, par value $41,035,000 – $54,000,000, coupon rates 0.18% –1.625%, 8/22/12 – 3/20/13, and Federal Mortgage Association Corporation Notes, par value $51,499,000, coupon rate 4.125%, 9/27/13, total market value $343,740,511)	337,000,000	337,000,000

Total Repurchase Agreements (Cost $499,000,000)		499,000,000

	Shares
MONEY MARKET MUTUAL FUNDS — 0.0%
Blackrock Liquidity Fund TempFund Portfolio — Institutional Shares,	154,625	154,625

TOTAL INVESTMENTS — 100.0% (Cost $1,967,821,074)†		$1,967,821,074
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		11,624

NET ASSETS — 100.0%		$1,967,832,698

1	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

*	Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

**	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

†	Cost for federal income tax purposes.
VRDB – Variable Rate Demand Bonds
The accompanying notes are an integral part of the financial statements.

8

Wilmington Funds — Money Market Funds
Prime Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2	Level 3
	Total		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	December 31, 2011	Quoted Prices	Inputs	Inputs
Investments in Securities:
Corporate Debt	$751,866,036	$—	$751,866,036	$—
Municipal Securities	551,804,871	—	551,804,871	—
Asset-Backed Commercial Paper	139,995,542	—	139,995,542	—
U.S. Agency Obligations	25,000,000	—	25,000,000	—
Repurchase Agreements	499,000,000	—	499,000,000	—
Money Market Mutual Funds	154,625	$154,625	—	—

Total	$1,967,821,074	$154,625	$1,967,666,449	$—

The accompanying notes are an integral part of the financial statements.

9

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Principal	Fair Value
	Amount	(Note 2)
U.S. AGENCY OBLIGATIONS — 57.4%
Federal Farm Credit Bank Discount Notes(1) — 5.2%
Federal Farm Credit Bank Discount Notes, 0.09%, 01/20/12	$25,000,000	$24,998,937
Federal Farm Credit Bank Discount Notes, 0.17%, 02/06/12	40,000,000	39,993,578
Federal Farm Credit Bank Discount Notes, 0.03%, 04/18/12	25,000,000	24,997,792
Federal Farm Credit Bank Discount Notes, 0.05%, 05/11/12	25,000,000	24,995,521

		114,985,828

Federal Farm Credit Bank Notes — 5.1%
Federal Farm Credit Bank Note, 3.25%, 04/09/12	27,310,000	27,536,269
Federal Farm Credit Bank Note, 0.31%, 09/20/12	59,500,000	59,556,433
Federal Farm Credit Bank Note, 0.16%, 10/31/12	25,000,000	25,000,000

		112,092,702

Federal Home Loan Banks Discount Notes(1) — 19.5%
Federal Home Loan Bank Discount Notes, 0.14%, 02/15/12	30,000,000	29,994,983
Federal Home Loan Bank Discount Notes, 0.02%, 03/14/12	83,754,000	83,750,696
Federal Home Loan Bank Discount Notes, 0.03%, 03/21/12	75,000,000	74,995,937
Federal Home Loan Bank Discount Notes, 0.09%, 03/28/12	100,000,000	99,979,931
Federal Home Loan Bank Discount Notes, 0.09%, 03/28/12	25,000,000	24,994,687
Federal Home Loan Bank Discount Notes, 0.09%, 04/02/12	20,100,000	20,095,478
Federal Home Loan Bank Discount Notes, 0.09%, 04/09/12(1)	25,000,000	24,993,938
Federal Home Loan Bank Discount Notes, 0.08%, 05/16/12	40,000,000	39,988,833
Federal Home Loan Bank Discount Notes, 0.16%, 05/17/12	30,000,000	29,982,000

		428,776,483

Federal Home Loan Banks Notes — 2.9%
Federal Home Loan Banks Notes, 0.13%, 02/15/12	15,000,000	15,001,705
Federal Home Loan Banks Notes, 0.13%, 02/24/12	25,000,000	25,001,353
Federal Home Loan Banks Notes, 0.09%, 03/01/12	25,000,000	24,999,550

		65,002,608

Federal Home Loan Mortgage Corporation Discount Notes(1) — 13.1%
Federal Home Loan Mortgage Corporation Discount Notes, 0.14%, 02/13/12	30,000,000	29,995,217
Federal Home Loan Mortgage Corporation Discount Notes, 0.10%, 02/15/12	25,000,000	24,997,014
Federal Home Loan Mortgage Corporation Discount Notes, 0.03%, 04/16/12	37,655,000	37,651,736
Federal Home Loan Mortgage Corporation Discount Notes, 0.08%, 04/24/12	23,735,000	23,729,093
Federal Home Loan Mortgage Corporation Discount Notes, 0.09%, 04/30/12	41,380,000	41,367,793
Federal Home Loan Mortgage Corporation Discount Notes, 0.08%, 05/07/12	30,000,000	29,991,667
Federal Home Loan Mortgage Corporation Discount Notes, 0.08%, 05/21/12	50,000,000	49,984,555
Federal Home Loan Mortgage Corporation Discount Notes, 0.09%, 05/29/12	50,000,000	49,981,625

		287,698,700

The accompanying notes are an integral part of the financial statements.

10

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Fair Value
	Amount	(Note 2)
U.S. AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association Discount Notes(1) — 9.8%
Federal National Mortgage Association Discount Notes, 0.14%, 01/04/12	$50,000,000	$49,999,806
Federal National Mortgage Association Discount Notes, 0.11%, 03/01/12	30,000,000	29,994,683
Federal National Mortgage Association Discount Notes, 0.17%, 03/19/12	25,000,000	24,991,028
Federal National Mortgage Association Discount Notes, 0.08%, 05/01/12	36,055,000	36,045,465
Federal National Mortgage Association Discount Notes, 0.05%, 05/09/12	50,000,000	49,991,181
Federal National Mortgage Association Discount Notes, 0.23%, 07/16/12	25,000,000	24,968,854

		215,991,017

Federal National Mortgage Association Notes — 1.8%
Federal National Mortgage Association Notes, 1.00%, 04/04/12	39,740,000	39,831,129

		39,831,129

Total U.S. Agency Obligations (Cost $1,264,378,467)		1,264,378,467

REPURCHASE AGREEMENTS — 41.3%
With Barclays Capital: at 0.02%, dated 12/30/11, to be repurchased on 1/3/12, repurchased amount $40,000,089, (collaterized by U.S. Treasury Notes, par value $40,484,400, coupon rates 0.625%, 12/31/12, total market value $40,800,017)	40,000,000	40,000,000
With Credit Suisse Securities (USA) LLC: at 0.020%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $250,000,556, (collaterized by U.S. Treasury Notes, par value ranging from $102,095,000 — $133,197,000, coupon rates 1.875% — 3.0%, 9/30/16 — 8/31/17, total market value of $255,002,324)	250,000,000	250,000,000
With Merrill Lynch, Pierce, Fenner & Smith, Incorporated.: at 0.030%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $218,000,727 (collaterized by Federal National Mortgage Association Notes, par value ranging from $106,248,137 — $288,598,743, coupon rates 4.0% — 5.50%, 4/1/24 — 11/1/33, and Government National Mortgage Association Notes, par value $30,396,847 — $71,891,170, coupon rates 3.5% — 4.0%, 10/15/40 — 12/20/41, total market Value of $224,540,000)	218,000,000	218,000,000
The accompanying notes are an integral part of the financial statements.

11

Wilmington Funds — Money Market Funds
U.S. Government Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Fair Value
	Amount	(Note 2)
REPURCHASE AGREEMENTS — (Continued)
With UBS Financial Services Incorporated: at 0.020%, dated 12/30/11, to be repurchased on 01/03/12, repurchase price $400,000,889 Collaterized by Federal Mortgage Association Corporation, par value ranging from $43,660,000 — $50,000,000, coupon rates 0.0% — 1.02%, 05/08/12 — 09/30/15, Federal Home Loan Bank par value ranging from $9,025,000 — $50,000,000, coupon rates 0.00% — 0.375%, 4/16/12 — 08/30/12, and Federal Credit Service Bureau par value $48,120,000, coupon rate 1.7%, 2/24/14, total market value of $408,000,222)	$400,000,000	$400,000,000

Total Repurchase Agreements (Cost $908,000,000)		908,000,000

	Shares
MONEY MARKET MUTUAL FUNDS — 1.3%
Blackrock Liquidity Funds FedFund Portfolio — Institutional Shares	27,944,253	27,944,253

TOTAL INVESTMENTS — 100.0% (Cost $2,200,322,720)†		$2,200,322,720

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		147,852

NET ASSETS — 100.0%		$2,200,470,572

(1)	The interest rate shown is the effective yield as of the date of purchase.

†	Cost for federal income tax purposes.
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2	Level 3
	Total		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	December 31, 2011	Quoted Prices	Inputs	Inputs
Investments in Securities:
U.S. Agency Obligations	$1,264,378,467	$—	$1,264,378,467	$—
Repurchase Agreements	908,000,000	—	908,000,000	—
Money Market Mutual Funds	27,944,253	27,944,253	—	—

Total	$2,200,322,720	$27,944,253	$2,172,378,467	$—

The accompanying notes are an integral part of the financial statements.

12

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal	Fair Value
	Ratings[1]	Amount	(Note 2)
MUNICIPAL BONDS — 100.0%
Alaska — 1.3%
Valdez, AK Marine Terminal VRDB Rev. Ref. Bonds 1993 (Exxon Pipeline Co. Proj.) Ser. C, 0.01%, 01/03/12*	VMIG-1, A-1+	$3,600,000	$3,600,000

Arizona — 3.1%
Salt River Proj. AZ, Agric. Impt. & Pwr. Dist., 0.18%, 01/10/12	P-1, A-1+	8,400,000	8,400,000

California — 2.4%
County of Los Angeles Trans Auth., 2.50%, 02/29/12	MIG1, SP-1+	6,400,000	6,421,588

Connecticut — 3.6%
Connecticut St. Health & Educ. Auth. (Yale University), VRDB Ser. V-2, 0.02%, 01/06/12*	VMIG-1, A-1+	4,700,000	4,700,000
Connecticut St. Health & Educ. Facl. Auth. (Yale University) VRDB, 0.02%, 01/03/12*	NR, A-1+	5,000,000	5,000,000

			9,700,000

Delaware — 7.8%
Delaware St. Health Facs. Auth. Rev. (Christiana Care Fac.) VRDB, 0.03%, 01/06/12*	AA3, A-1+	10,800,000	10,800,000
University of Delaware VRDB, 0.03%, 01/03/12*	NR, A-1+	10,000,000	10,000,000

			20,800,000

Florida — 5.2%
Jacksonville, FL Electric Auth. CP, 0.15%, 01/09/12	NR, VMIG-1	10,000,000	10,000,000
Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref. Rev. Bonds (Post Fountains at Lee Vista Proj), VRDB, FNMA Gtd., Ser. 1997, 0.08%, 02/15/12*	NR, A-1+	4,035,000	4,035,000

			14,035,000

Georgia — 3.7%
Metro Atlanta Rapid Transit Authority CP, 0.15%, 01/19/12	P-1, A-1+	7,000,000	7,000,000
Metro Atlanta Rapid Transit Authority CP, 0.14%, 01/20/12	P-1, A-1+	3,000,000	3,000,000

			10,000,000

Idaho — 1.9%
State of Idaho, Tax Anticipation Notes, 2.00%, 06/29/12	MIG-1, SP-1+	5,000,000	5,042,177

The accompanying notes are an integral part of the financial statements.

13

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings[1]	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Illinois — 3.5%
Illinois Education Facilities Authority (University of Chicago), 0.44%, 05/03/12	VMIG-1, A-1+	$2,400,000	$2,400,000
Illinois Educational Facility CP (pooled Financing Proj.) LOC Northern Trust, 0.15%, 01/09/12	NR, A-1+	7,083,000	7,083,000

			9,483,000

Kentucky — 2.2%
Shelby County, KY Rev. VRDB Ser A. LOC US Bank, 0.05%, 01/03/12*	VMIG-1, NR	5,825,000	5,825,000

Louisiana — 2.7%
Parish of St. James, LA Rev. (Nucor Steel LLC) VRDB, 0.08%, 01/06/12*	P-1, A-1	7,200,000	7,200,000

Maryland — 4.5%
County of Montgomery, MD VRDB, 0.04%, 01/03/12*	VMIG-1, A-1+	5,000,000	5,000,000
Maryland Health & Higher Educ. Fac. (Johns Hopkins Univ. Proj.) TECP, 0.15%, 01/10/12	P-1, A-1+	7,000,000	7,000,000

			12,000,000

Massachusetts — 0.3%
Massachusetts States Health & Educ. Fac. Auth. Rev. VRDB (Harvard Univ. Proj.) Ser R, 0.03%, 01/03/12*	VMIG-1, A-1+	800,000	800,000

Michigan — 3.7%
Univ. of Michigan CP, 0.03%, 01/10/12	P-1, A-1+	6,500,000	6,500,000
Univ. of Michigan VRBD (Hospital Rev. Bonds), Ser. 2005 A, 0.02%, 01/03/12*	VMIG-1, A-1+	1,600,000	1,600,000
Univ. of Michigan VRDB (Hospital Rev. Bonds), Ser. 2007-A, 0.03%, 01/03/12*	VMIG-1, A-1+	1,835,000	1,835,000

			9,935,000

Mississippi — 3.7%
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.), 0.02%, 01/03/12*	VMIG-1, A-1+	4,490,000	4,490,000
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.) Ser. E, 0.02%, 01/03/12*	VMIG-1, NR	1,900,000	1,900,000
Mississippi Business Finance Corp. Gulf Opp. Zone VRDB (Chevron USA, Inc.) Ser. E, 0.03%, 01/03/12*	VMIG-1, A-1+	3,500,000	3,500,000

			9,890,000

The accompanying notes are an integral part of the financial statements.

14

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings[1]	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Missouri — 5.2%
Missouri Health & Educ. Fac. Auth. Rev. VRDB (Washington Univ. Proj.) Ser. 2004B, 0.02%, 01/03/12	VMIG-1, A-1+	$3,135,000	$3,135,000
Univ. of Missouri Rev. VRDB (Curators Univ. Syst. Fac.) Ser. 2006B, 0.04%, 01/03/12*	VMIG-1, A-1+	6,500,000	6,500,000
University of Missouri VRDB (Curators Univ. Syst. Fac. Rev. Bonds) Ser. 2006B, 0.04%, 01/03/12*	VMIG-1, A-1+	4,200,000	4,200,000

			13,835,000

Nevada — 4.1%
Las Vegas Valley Water District, 0.15%, 01/06/12	P-1, A-1+	8,000,000	8,000,000
Las Vegas Valley Water District, 0.16%, 01/10/12	P-1, A-1+	3,000,000	3,000,000

			11,000,000

Ohio — 2.3%
Ohio Higher Edu Facil TECP (Case Western University) CP, 0.19%, 01/12/12	P-1, A-1+	3,500,000	3,500,000
Ohio Higher Edu Facil TECP (Case Western University) CP, 0.20%, 03/06/12	P-1, A-1+	2,700,000	2,700,000

			6,200,000

Oregon — 2.6%
State of Oregon, 2.00%, 06/29/12	MIG1, SP-1+	7,000,000	7,060,008

Pennsylvania — 3.7%
Philadelphia Hospitals & Higher Education Fac. Auth. (Children Hosp. of Phila) VRDB, 0.05%, 01/03/12*	VMIG 1, A-1+	2,000,000	2,000,000
Philadelphia, PA Hosp. & Higher Ed. Fac. Auth. VRDB (Children’s Hospital of Philadelphia Proj.) Ser B, 0.05%, 01/03/12*	VMIG-1, A-1+	8,000,000	8,000,000

			10,000,000

South Carolina — 1.7%
South Carolina St. Public Service Ser. B TECP, 0.17%, 01/10/12	P-1, A-1+	1,326,000	1,326,000
South Carolina St. Public Service Ser. B TECP, 0.15%, 02/22/12	NR, A-1+	3,360,000	3,360,000

			4,686,000

Tennessee — 7.0%
Metro Govt. Nashville & Davidson Cnty G.O. CP Notes Ser. A, 0.18%, 03/05/12	P-1, A-1+	9,000,000	9,000,000
Metro Govt. Nashville & Davidson Cnty., TN VRDB (Vanderbilt University), 0.03%, 01/06/12*	VMIG-1, A-1+	9,850,000	9,850,000

			18,850,000

The accompanying notes are an integral part of the financial statements.

15

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings[1]	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Texas — 20.0%
City of Houston, TX Higher Educ. Fin. Corp. (Rice University), VRDN, 0.02%, 01/03/12*	VMIG-1, A-1+	$6,300,000	$6,300,000
City of Houston, TX Higher Educ. Fin. Corp. (Rice University), VRDN, 0.03%, 01/03/12*	VMIG-1, A-1+	3,000,000	3,000,000
City of Houston, TX, CP G.O. Series E-2, 0.15%, 01/10/12	P-1, A-1+	3,550,000	3,550,000
City of Houston, TX, G.O. Series H2 CP, 0.15%, 02/21/12	P-1, A-1+	5,400,000	5,400,000
Harris County, TX Health Fac. Dev. Corp. VRDB (St. Luke’s Episcopal Hosp. Proj.), Ser. 2001B, 0.06%, 01/03/12*	NR, A-1+	10,900,000	10,900,000
Lower Neches Valley Authority Industrial Development Corp. TX VRDB (Exxon Mobil), Ser. A-2, 0.01%, 01/03/12*	VMIG-1, A-1+	500,000	500,000
Lower Neches Valley Authority Industrial Development Corp. TX VRDB (Exxon Mobil), Ser. A-2, 0.01%, 01/03/12*	P-1, A-1+	2,300,000	2,300,000
Lower Neches Valley Authority Industrial Development Corp. TX VRDB (Exxon Mobil), Ser. A-2, 0.01%, 01/03/12*	VMIG-1, A-1+	2,500,000	2,500,000
Texas Tech. University Series A CP, 0.11%, 01/09/12	P-1, A-1+	3,000,000	3,000,000
Texas Tech. University Series A CP, 0.14%, 01/10/12	P-1, A-1+	6,160,000	6,160,000
Texas Water Dev. Board Sub-Lien Rev. Bond, VRDB Ser. A, 0.06%, 01/03/12*	VMIG-1, A-1+	10,000,000	10,000,000

			53,610,000

Wisconsin — 3.8%
State of Wisconsin CP, 0.12%, 01/18/12	P-1, A-1+	9,101,000	9,101,000
State of Wisconsin Notes, 2.00%, 06/15/12	MIG1, SP-1+	1,200,000	1,209,494

			10,310,494

Total Municipal Bonds (Cost $268,683,267)			268,683,267

TOTAL INVESTMENTS — 100.0% (Cost $268,683,267)†			$268,683,267
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%	.		(128,230)

NET ASSETS — 100.0%			$268,555,037

1	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

*	Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2011. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

†	Cost for Federal income tax purposes.
The accompanying notes are an integral part of the financial statements.

16

Wilmington Funds — Money Market Funds
Tax-Exempt Money Market Fund
     Investments / December 31, 2011 (Unaudited) — continued
G.O. — General Obligation
LOC — Letter of Credit
MBIA — Credit rating enhanced by guaranty or insurance from MBIA Inc.
PCRB — Pollution Control Revenue Bonds
TECP — Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode
VRDB — Variable Rate Demand Bonds
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2	Level 3
	Total		Significant	Significant
	Value at	Level 1	Observable	Unobservable
	December 31, 2011	Quoted Prices	Inputs	Inputs
Investments in Securities:
Municipal Bonds	$268,683,267	$—	$268,683,267	$—

Total	$268,683,267	$—	$268,683,267	$—

The accompanying notes are an integral part of the financial statements.

17

Wilmington Funds — Money Market Funds
     Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Prime
	Money Market	U.S. Government	Tax-Exempt
	Fund	Money Market Fund	Money Market Fund
Assets:
Investment in securities, at value* (including Repurchase Agreements of $499,000,000, $908,000,000 and $0, respectively)	$1,967,821,074	$2,200,322,720	$268,683,267
Receivable from Adviser	—	21,149	7,688
Dividends and interest receivable	355,112	341,252	241,330
Other assets	55,827	48,660	11,273

Total assets	1,968,232,013	2,200,733,781	268,943,558

Liabilities:
Due to custodian	—	—	320,850
Accrued advisory fee	64,297	—	—
Dividend payable	17,158	24,319	2,278
Other accrued expenses	317,860	238,890	65,393

Total liabilities	399,315	263,209	388,521

Net Assets	$1,967,832,698	$2,200,470,572	$268,555,037

Net Assets consist of:
Paid-in capital	$1,967,832,460	$2,200,470,447	$268,555,003
Distributions in excess of net investment income	—	—	—
Accumulated net realized gain on investments	238	125	34

Net Assets	$1,967,832,698	$2,200,470,572	$268,555,037

Net assets by share class:
Institutional Shares	$163,809,277	$165,014,841	$145,557
Service Shares	627,609,591	809,927,249	—
W Shares	1,176,413,830	1,225,528,482	268,409,480

	$1,967,832,698	$2,200,470,572	$268,555,037

Shares of beneficial interest outstanding:
($0.01 par value, unlimited shares authorized):
Institutional Shares	163,809,450	165,016,775	145,561
Service Shares	627,593,946	809,910,749	—
W Shares	1,176,429,021	1,225,538,620	268,415,412
Net Asset Value Per Share:
Institutional Shares	$1.00	$1.00	$1.00

Service Shares	$1.00	$1.00	$—

W Shares	$1.00	$1.00	$1.00

* Investment in securities, at cost	$1,967,821,074	$2,200,322,720	$268,683,267
The accompanying notes are an integral part of the financial statements.

18

Wilmington Funds — Money Market Funds
      Financial Statements — continued
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2011 (Unaudited)

	Prime
	Money Market	U.S. Government	Tax-Exempt
	Fund	Money Market Fund	Money Market Fund
Investment Income:
Interest income	$1,556,106	$984,328	$184,671
Dividends	8,447	42	826

Total investment income	1,564,553	984,370	185,497

Expenses:
Advisory fees	3,420,744	3,405,309	489,827
Administration fees	163,127	162,027	21,610
Sub-administration and accounting fees	283,755	283,404	43,509
Custody fees	87,156	79,076	10,094
Transfer agent fees	120,521	109,351	14,934
Professional fees	65,479	59,692	38,597
Reports to shareholders	25,208	10,388	7,940
Registration fees	27,805	17,146	16,875
Trustees’ fees	12,548	12,548	12,548
Compliance services	6,043	6,035	5,997
Other	149,269	115,561	19,364

Total expenses before fee waivers	4,361,655	4,260,537	681,295
Expenses waived/reimbursed by Adviser:
Advisory fees
Institutional	(204,838)	(153,574)	(2,187)
Service Shares	(1,084,478)	(1,468,471)	—
W Shares	(1,608,094)	(1,759,997)	(506,887)

Total expenses, net	1,464,245	878,495	172,221

Net investment income	$100,308	$105,875	$13,276

Net realized and unrealized gain on investments:
Net realized gain on investments	238	125	30

Net increase in net assets resulting from operations	$100,546	$106,000	$13,306

The accompanying notes are an integral part of the financial statements.

19

Wilmington Funds — Money Market Funds
     Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Prime Money Market Fund
	For the
	Six-Month	For the
	Period Ended	Year
	December 31,	Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$100,308	$228,056
Net realized gain on investments	238	538

Net increase in net assets resulting from operations	100,546	228,594

Distributions to shareholders from:
Net investment income:
Institutional Shares	(7,259)	(5,058)
Service Shares	(37,738)	(99,529)
W Shares	(55,884)	(123,469)
Net realized gains:
Institutional Shares	—	(926)
Service Shares	—	(29,578)
W Shares	—	(34,797)

Total distributions	(100,881)	(293,357)

Fund share transactions (at $1.00 per share):
Proceeds from shares sold:
Institutional Shares	1,148,904,562	839,878,557
Service Shares	1,607,445,872	3,395,965,537
W Shares	1,192,605,957	2,157,689,117
Cost of shares issued on reinvestment of distributions:
Institutional Shares	1,038	1,420
Service Shares	7,352	21,222
W Shares	1,447	511
Cost of shares redeemed:
Institutional Shares	(1,028,649,971)	(833,760,761)
Service Shares	(1,802,440,261)	(3,694,619,559)
W Shares	(1,028,701,265)	(2,458,508,372)
Net increase (decrease) in net assets from Fund share transactions	89,174,731	(593,332,328)

Total increase (decrease) in net assets	89,174,396	(593,397,091)
Net Assets:
Beginning of Period	1,878,658,302	2,472,055,393

End of Period	$1,967,832,698	$1,878,658,302

Undistributed net investment income	$—	$573

The accompanying notes are an integral part of the financial statements.

20

Wilmington Funds — Money Market Funds
      Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	U.S. Government
	Money Market Fund
	For the
	Six-Month	For the
	Period Ended	Year
	December 31,	Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$105,875	$182,289
Net realized gain on investments	125	—

Net increase in net assets resulting from operations	106,000	182,289

Distributions to shareholders from:
Net investment income:
Institutional Shares	(4,901)	(9,045)
Service Shares	(45,773)	(98,965)
W Shares	(55,327)	(74,278)
Net realized gains:
Institutional Shares	—	(1,836)
Service Shares	—	(19,260)
W Shares	—	(17,174)

Total distributions	(106,001)	(220,558)

Fund share transactions (at $1.00 per share):
Proceeds from shares sold:
Institutional Shares	100,000,788	47,090,261
Service Shares	812,647,020	2,585,446,409
W Shares	919,648,542	1,498,829,797
Cost of shares issued on reinvestment of distributions:
Institutional Shares	8	19
Service Shares	349	802
W Shares	1	4
Cost of shares redeemed:
Institutional Shares	(25,823,861)	(41,217,054)
Service Shares	(868,787,492)	(2,604,398,756)
W Shares	(606,723,437)	(1,309,463,904)

Net increase in net assets from Fund share transactions	330,961,918	176,287,578

Total increase in net assets	330,961,917	176,249,309
Net Assets:
Beginning of Period	1,869,508,655	1,693,259,346

End of Period	$2,200,470,572	$1,869,508,655

Undistributed net investment income	$—	$126

The accompanying notes are an integral part of the financial statements.

21

Wilmington Funds — Money Market Funds
      Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Tax-Exempt
	Money Market Fund
	For the
	Six-Month	For the
	Period Ended	Year
	December 31,	Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$13,276	$27,233
Net realized gain from investments	30	4

Net increase in net assets resulting from operations	13,306	27,237

Distributions to shareholders from:
Net investment income:
Institutional Shares	(55)	(37)
W Shares	(13,221)	(27,196)

Total distributions	(13,276)	(27,233)

Fund share transactions (at $1.00 per share):
Proceeds from shares sold:
Institutional Shares	25,479,420	27,548,232
W Shares	241,005,848	602,919,221
Cost of shares issued on reinvestment of distributions:
Institutional Shares	8	24
W Shares	159	465
Cost of shares redeemed:
Institutional Shares	(25,948,030)	(27,168,104)
W Shares	(230,060,987)	(638,729,085)

Net increase (decrease) in net assets from Fund share transactions	10,476,418	(35,429,247)

Total increase (decrease) in net assets	10,476,448	(35,429,243)
Net Assets:
Beginning of Period	258,078,589	293,507,832

End of Period	$268,555,037	$258,078,589

Undistributed net investment income	$—	$—

The accompanying notes are an integral part of the financial statements.

22

Wilmington Funds — Money Market Funds
      Financial Highlights
     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
Prime Money Market Fund — Institutional Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05
Net realized and unrealized gain (loss) on investments	—	[1]	—	[1]	—		—	—	—

Total from investment operations	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05

Distributions:
From net investment income	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)
From net realized gains	—		—	[1]	—		—	—	—
Total distributions	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)

Net Asset Value — End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.02%		0.01%		1.14%	4.08%	5.05%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.15	%*	0.28%		0.36%		0.43%	0.40%	0.41%
Excluding expense limitations	0.44	%*	0.44%		0.43%		0.43%	0.40%	0.41%
Net investment income	0.01	%*	0.01%		0.01%		0.66%	4.24%	4.94%
Net assets at end of period (000 omitted)	$163,809		$43,554		$37,435		$132,721	$24,591	$24,400

*	Annualized.

**	Not annualized.

[1]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

23

Wilmington Funds — Money Market Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
Prime Money Market Fund — Service Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05
Net realized and unrealized gain (loss) on investments	—	[1]	—	[1]	—		—	—	—

Total from investment operations	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05

Distributions:
From net investment income	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)
From net realized gains	—		—	[1]	—		—	—	—

Total distributions	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)

Net Asset Value — End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.02%		0.01%		0.90%	3.82%	4.79%
Ratios (to average net assets)/ Supplemental Data:
Expenses
Including expense limitations	0.15	%*	0.29%		0.34%		0.67%	0.65%	0.67%
Excluding expense limitations	0.44	%*	0.69%		0.68%		0.68%	0.65%	0.67%
Net investment income	0.01	%*	0.01%		0.01%		0.98%	3.72%	4.68%
Net assets at end of period (000 omitted)	$627,610		$822,597		$1,121,259		$1,242,322	$1,898,587	$1,692,102

*	Annualized.

**	Not annualized.

[1]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

24

Wilmington Funds — Money Market Funds
     Financial Highlights — continued

	For the
	Six-Month								For the Period
	Period Ended								October 2, 2006[1]
	December 31,								through
	2011		For the Years Ended June 30,						June 30,
	(Unaudited)		2011		2010		2009	2008	2007
Prime Money Market Fund — W Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[2]	—	[2]	—	[2]	0.01	0.04	0.04
Net realized and unrealized gain (loss) on investments	—	[2]	—	[2]	—		—	—	—

Total from investment operations	—	[2]	—	[2]	—	[2]	0.01	0.04	0.04

Distributions:
From net investment income	—	[2]	—	[2]	—	[2]	(0.01)	(0.04)	(0.04)
From net realized gains	—		—	[2]	—		—	—	—

Total distributions	—	[2]	—	[2]	—	[2]	(0.01)	(0.04)	(0.04)

Net Asset Value —
End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.02%		0.01%		0.99%	3.92%	3.63	%**
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.15	%*	0.29%		0.34%		0.58%	0.55%	0.56	%*
Excluding expense limitations	0.44	%*	0.59%		0.58%		0.58%	0.55%	0.56	%*
Net investment income	0.01	%*	0.01%		0.01%		1.01%	3.72%	4.80	%*
Net assets at end of period (000 omitted)	$1,176,414		$1,012,508		$1,313,361		$1,586,430	$2,046,730	$1,403,380

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

25

Wilmington Funds — Money Market Funds
         Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
U.S. Government Money Market Fund — Institutional Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05
Net realized and unrealized gain (loss) on investments	—	[1]	—		—		—	—	—

Total from investment operations	—	[1]	—	[1]	—	[1]	0.01	0.04	0.05

Distributions:
From net investment income	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)
From net realized gains	—		—	[1]	—		—	—	—

Total distributions	—	[1]	—	[1]	—	[1]	(0.01)	(0.04)	(0.05)

Net Asset Value — End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.01%		0.01%		0.88%	3.61%	4.92%
Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations	0.09	%*	0.18%		0.24%		0.42%	0.47%	0.49%
Excluding expense limitations	0.43	%*	0.45%		0.46%		0.44%	0.47%	0.49%
Net investment income	0.01	%*	0.01%		0.01%		0.79%	3.12%	4.79%
Net assets at end of period (000 omitted)	$165,015		$90,838		$84,967		$429,272	$126,574	$333

*	Annualized.

**	Not annualized.

[1]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

26

Wilmington Funds — Money Market Funds
     Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010		2009	2008	2007
U.S. Government Money Market Fund — Service Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[1]	—	[1]	—	[1]	0.01	0.03	0.05
Net realized and unrealized gain (loss) on investments	—	[1]	—		—		—	—	—

Total from investment operations	—	[1]	—	[1]	—	[1]	0.01	0.03	0.05

Distributions:
From net investment income	—	[1]	—	[1]	—	[1]	(0.01)	(0.03)	(0.05)
From net realized gains	—		—	[1]	—		—	—	—

Total distributions	—	[1]	—	[1]	—	[1]	(0.01)	(0.03)	(0.05)

Net Asset Value — End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.01%		0.01%		0.69%	3.36%	4.66%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.09	%*	0.18%		0.24%		0.62%	0.72%	0.75%
Excluding expense limitations	0.43	%*	0.70%		0.71%		0.69%	0.72%	0.75%
Net investment income	0.01	%*	0.01%		0.01%		0.72%	3.26%	4.56%
Net assets at end of period (000 omitted)	$809,927		$866,067		$885,038		$794,977	$1,108,117	$616,113

*	Annualized.

**	Not annualized.

[1]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

27

Wilmington Funds — Money Market Funds
     Financial Highlights — continued

	For the
	Six-Month								For the Period
	Period Ended								October 2, 2006[1]
	December 31,								through
	2011		For the Years Ended June 30,						June 30,
	(Unaudited)		2011		2010		2009	2008	2007
U.S. Government Money Market Fund — W Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[2]	—	[2]	—	[2]	0.01	0.03	0.03
Net realized and unrealized gain (loss) on investments	—	[2]	—		—		—	—	—

Total from investment operations	—	[2]	—	[2]	—	[2]	0.01	0.03	0.03

Distributions:
From net investment income	—	[2]	—	[2]	—	[2]	(0.01)	(0.03)	(0.03)
From net realized gains .	—		—	[2]	—		—	—	—

Total distributions	—	[2]	—	[2]	—	[2]	(0.01)	(0.03)	(0.03)

Net Asset Value — End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01	%**	0.01%		0.01%		0.76%	3.46%	3.53	%**
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.09	%*	0.18%		0.24%		0.54%	0.62%	0.65	%*
Excluding expense limitations	0.43	%*	0.60%		0.61%		0.59%	0.62%	0.65	%*
Net investment income	0.01	%*	0.01%		0.01%		0.56%	3.26%	4.68	%*
Net assets at end of period (000 omitted)	$1,225,528		$912,604		$723,255		$1,212,298	$448,047	$224,341

*	Annualized.

**	Not annualized.

[1]	Commencement of operations.

[2]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

28

Wilmington Funds — Money Market Funds
        Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010	2009	2008	2007
Tax-Exempt Money Market Fund — Institutional Shares
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[1]	—	[1]	— [1]	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	—	[1]	—	[1]	—	—	—	—

Total from investment operations	—	[1]	—	[1]	— [1]	0.01	0.02	0.03

Distributions:
From net investment income	—	[1]	—	[1]	— [1]	(0.01)	(0.02)	(0.03)

Net Asset Value — End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.01	%**	0.01%		0.01%	0.75%	2.36%	3.14%
Ratios (to average net assets)/ Supplemental Data:[1]
Expenses:
Including expense limitations	0.13	%*	0.26%		0.32%	0.53%	0.51%	0.52%
Excluding expense limitations	0.51	%*	0.55%		0.54%	0.54%	0.51%	0.52%
Net investment income	0.01	%*	0.01%		0.01%	0.61%	1.86%	3.06%
Net assets at end of period (000 omitted)	$146		$614		$234	$1,696	$1,493	$793

*	Annualized.

**	Not annualized.

[1]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

29

Wilmington Funds — Money Market Funds
        Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011		2010	2009	2008	2007
Tax-Exempt Money Market Fund — W Shares[1]
Net Asset Value — Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net investment income	—	[2]	—	[2]	— [2]	0.01	0.02	0.03
Net realized and unrealized gain (loss) on investments	—	[2]	—	[2]	—	—	—	—

Total from investment operations	—	[2]	—	[2]	— [2]	0.01	0.02	0.03

Distributions:
From net investment income	—	[2]	—	[2]	— [2]	(0.01)	(0.02)	(0.03)

Net Asset Value — End of Period	$1.00		$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.01	%**	0.01%		0.01%	0.62%	2.21%	2.96%
Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.13	%*	0.26%		0.32%	0.66%	0.66%	0.69%
Excluding expense limitations	0.51	%*	0.71%		0.69%	0.68%	0.66%	0.69%
Net investment income	0.01	%*	0.01%		0.01%	0.64%	2.12%	2.92%
Net assets at end of period (000 omitted)	$268,409		$257,464		$293,274	$373,430	$492,379	$403,631

*	Annualized.

**	Not annualized.

[1]	Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

[2]	Less than $0.01 per share.
The accompanying notes are an integral part of the financial statements.

30

Wilmington Funds — Money Market Funds
      Notes to Financial Statements
1.	Description of the Funds. WT Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2011, the Trust offered 12 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund (“Prime Money Market Fund”), Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”) and Wilmington Tax-Exempt Money Market Fund (“Tax-Exempt Money Market Fund”) (each, a “Fund” and collectively, the “Funds”).

The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. Each Fund values securities utilizing the amortized cost valuation method, which approximates market value, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity. Investments in underlying money market mutual funds are valued at each fund’s closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.
The accompanying notes are an integral part of the financial statements.

31

Wilmington Funds — Money Market Funds
      Notes to Financial Statements — continued
Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds’ investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. Rodney Square Management Corporation (“RSMC”), an indirect wholly owned subsidiary of M&T Bank Corporation, a New York Corporation (“M&T”), serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund’s first $1 billion of average daily net assets; 0.33% of each

32

Wilmington Funds — Money Market Funds
      Notes to Financial Statements — continued
Fund’s next $500 million of average daily net assets; 0.30% of each Fund’s next $500 million of average daily net assets; and 0.27% of each Fund’s average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC (“WTIM”), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

RSMC has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund’s operating expenses, or certain “class-specific fees and expenses” to prevent the Fund’s (or class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time. Under this voluntary arrangement, RSMC may recover from the Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the “Trustees”), amounts waived or reimbursed for a period of up to three (3) years from the year in which RSMC reduced its compensation and/or assumed expenses for the Fund. The following table summarizes the amount of fees waived or reimbursed by RSMC that may be recaptured with the Trustees’ approval, and the fiscal years they expire:

	Expiration Date
	2013	2014	2015	Total
Prime Money Market Fund	$6,967,585	$7,754,480	$2,897,410	$17,619,475
U.S. Government Money Market Fund	7,711,198	8,476,493	3,382,042	19,569,733
Tax-Exempt Money Market Fund	1,227,250	1,221,585	509,074	2,957,909
The Funds’ Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. As of December 31, 2011, there were no liabilities due to RSMC for these services in any of the Funds.

RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2011 were $27,036, $29,264 and $13,945 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

Compensation of Trustees and Officers. Except for the Funds’ Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the

33

Wilmington Funds — Money Market Funds
      Notes to Financial Statements — continued
“Plan”), a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund’s average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund’s average daily net assets in Service Shares and W Shares, respectively. Effective July 1, 2011, the Funds suspended making payments under the shareholder service plan.

Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund’s average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund’s Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund’s Service Shares. Effective July 1, 2011, the Funds suspended making payments under the Rule 12b-1 Distribution Plan.

Wilmington Trust Company (“WTC”), an affiliate of RSMC, serves as custodian to the Funds and The Bank of New York Mellon serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays The Bank of New York Mellon for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2011 were $99,357, $69,507 and $3,711 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

4.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

The tax character of distributions paid for the six-month period ended December 31, 2011 and the year ended June 30, 2011 were as follows:

	Prime Money	U.S. Government	Tax-Exempt
	Market Fund	Money Market Fund	Money Market Fund
Six-Month Period Ended December 31, 2011
Ordinary income	$100,881	$106,001	$—
Long term capital gains	—	—	—
Tax-exempt income	—	—	13,276

Year Ended June 30, 2011
Ordinary income	$293,357	$220,558	$—
Long term capital gains	—	—	—
Tax-exempt income	—	—	27,233

34

Wilmington Funds — Money Market Funds
      Notes to Financial Statements — continued
The differences between book basis and tax basis components of accumulated earnings are primarily attributed to the deferred compensation of Trustees and dividends payable.

5.	Credit Risk. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the “full faith and credit” of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

Approximately 2% of the investments of the Tax-Exempt Money Market Fund on December 31, 2011 were insured by private issuers that guarantee payment of principal and interest in the event of default, or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

7.	Recent Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

8.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements and has no impact on the Funds.

Shareholders of each series of the WT Mutual Fund (the “Wilmington Funds”) have been mailed a notice of a special meeting of shareholders to be held February 21, 2012. The purpose of the meeting is to vote on a proposal to reorganize each of the Wilmington Funds into a corresponding fund and share class of the MTB Group of Funds (the “MTB Trust”). The Wilmington Funds’investment advisor, Rodney Square Management Corporation (“RSMC”), believes that combining the Wilmington Funds and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The proposal has been carefully reviewed by the Board of Trustees for the Wilmington Funds, which after reviewing RSMC’s recommendation, has determined that the best course of action is to seek to reorganize the Wilmington Funds into the MTB Trust.

35

Wilmington Funds — Money Market Funds
      Notes to Financial Statements — continued
The following is a listing of each Wilmington Fund (“Target Fund”) included in this shareholder report and the corresponding Series of the MTB Trust (“Acquiring Fund”) that is proposed to be acquiring the Wilmington Fund.

Target Fund	Acquiring Fund
Wilmington Prime Money Market Fund	MTB Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class A Shares (to be redesignated Select Class Shares)†
Service Shares	Class S Shares (to be redesignated Service Class Shares)†

Wilmington U.S. Government Money Market Fund	MTB U.S. Government Money Market Fund
Institutional Shares	Institutional Class Shares
W Shares	Class I Shares (to be redesignated Select Class Shares)†
Service Shares	Class A Shares (to be redesignated Service Class Shares)†

Wilmington Tax-Exempt Money Market Fund	MTB Tax-Free Money Market Fund
Institutional Shares	Class I Shares (to be redesignated Select Class Shares)†
W Shares	Class I Shares (to be redesignated Select Class Shares)†

†	With regard to the MTB money market funds, on or about January 20, 2012, certain share classes designated above will be renamed pursuant to a plan of recapitalization. Except for the share class names, none of the other characteristics of the share class will be changing.

36

Wilmington Funds — Money Market Funds
      Trustees and Officers
WT Mutual Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.
The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust’s investment advisers or the Trust, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Each person who is not an “interested person” of the Trust’s investment advisers or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.
Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.
The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds’ website at www.wilmingtonfunds.com.
INTERESTED TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT J. CHRISTIAN[2] Date of Birth: 2/49 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since October 1998, President and Chairman of the Board from October 1998 to January 2006.	Retired since February 2006; Executive Vice President of Wilmington Trust Company from February 1996 to February 2006; President of Rodney Square Management Corporation (“RSMC”) from 1996 to 2005; Vice President of RSMC 2005 to 2006.

FundVantage Trust (33 portfolios); Optimum Fund Trust (6 portfolios) (registered investment companies).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

[2]	Mr. Christian is an “Interested Trustee” by reason of his previous employment with RSMC, the investment adviser to the Trust.

37

Wilmington Funds — Money Market Funds
      Trustees and Officers — continued
INDEPENDENT TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT ARNOLD Date of Birth: 3/44 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since May 1997.	Founder and Managing Director, R.H. Arnold & Co., Inc. (financial consulting) since 1989. First Potomac Realty Trust (real estate investment trust).

DR. ERIC BRUCKER Date of Birth: 12/41 12 Funds	Trustee Shall serve until death, resignation or removal. Trustee since October 1999.	Professor of Economics, Widener University since 2002; formerly Dean, School of Business Administration of Widener University from 2001 to 2004. None

NICHOLAS GIORDANO Date of Birth: 3/43 12 Funds	Trustee and Chairman of the Board Shall serve until death, resignation or removal. Trustee since October 1998.	Consultant, financial services organizations from 1997 to present; Interim President, LaSalle University from 1998 to 1999; President and Chief Executive Officer, Philadelphia Stock Exchange from 1981 to 1997.

Kalmar Pooled Investment Trust; The RBB Fund, Inc. (19 portfolios) (registered investment companies); Independence Blue Cross; IntriCon Corporation (body-worn device manufacturer).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

38

Wilmington Funds — Money Market Funds
      Trustees and Officers — continued
EXECUTIVE OFFICERS

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held
JOHN J. KELLEY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/59	President & Chief Executive Officer Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since September 2005.	President of Rodney Square Management Corporation (“RSMC”) since 2008; Vice President of Wilmington Trust Investment Management, LLC (“WTIM”) since 2005; Member of the Board of Managers of WTIM; Vice President of PNC Global Investment Servicing (U.S.), Inc. from January 2005 to July 2005; Vice President of Administration, 1838 Investment Advisors, LP from 1999 to 2005; Chief Compliance Officer, 1838 Investment Advisors, LP from 2004 to 2005.

N/A

CLAYTON M. ALBRIGHT 1100 North Market Street Wilmington, DE 19890 Date of Birth: 9/53	Vice President Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since October 1998.	Managing Director, Fixed Income Management, Wilmington Trust since 2007; Director, Fixed Income Research and Portfolio Manager, Wilmington Trust from 1996 to 2007; Vice President, RSMC since 2001; Vice President of WTIM since 2006; Vice President, Wilmington Trust Company since 1997.

N/A

JOSEPH M. FAHEY, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/57	Vice President Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 1999.	Investment Adviser, WTIM since 2003; Vice President, RSMC since 1992. N/A

JOHN C. McDONNELL 1100 North Market Street Wilmington, DE 19890 Date of Birth: 4/66	Vice President, Chief Financial Officer & Treasurer Shall serve at the pleasure of the Board and until successor is elected and qualified. Officer since November 2005.	Director of Mutual Fund Administration, WTIM, since October 2005; Audit and Assurance — Senior, Deloitte (public accounting) from September 2004 to October 2005; Mutual Fund Administration, 1838 Investment Advisors, LP from March 1999 to September 2004.

N/A

39

Wilmington Funds — Money Market Funds
      Trustees and Officers — continued
EXECUTIVE OFFICERS (continued)

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held
ANNA M. BENCROWSKY 1100 North Market Street Wilmington, DE 19890 Date of Birth: 5/51	Vice President, Chief Compliance Officer & Anti- Money Laundering Officer Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since September 2004.	Chief Compliance Officer, WTIM since 2007; Vice President, WTIM since 2004; Vice President and Chief Compliance Officer, RSMC since 2004; Vice President and Chief Compliance Officer, 1838 Investment Advisors, LP from 1999 to 2004.

N/A

EDWARD W. DIFFIN, JR. 1100 North Market Street Wilmington, DE 19890 Date of Birth: 1/52	Vice President & Secretary Shall serve at the pleasure of the Board and until successor is elected and qualified; Officer since February 2007.	Director of Mutual Fund Regulatory Administration of WTIM since November 2006; Coleman Counsel Per Diem from November 2005 to November 2006; Vice President and Senior Counsel of Merrill Lynch & Co., Inc. from 1994 to 2005.

N/A

40

Wilmington Funds — Money Market Funds
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website listed above.
WT Mutual Fund
Privacy Policy
Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.

Information We Collect

We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.

Information We Disclose

We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.

Our Security Procedures

To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal and state law standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with federal and state regulations.

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TRUSTEES	OFFICERS

Nicholas A. Giordano	John J. Kelley
Chairman of the Board	President & Chief Executive Officer

John C. McDonnell
Robert H. Arnold
Vice President, Chief Financial Officer & Treasurer

Dr. Eric Brucker
Edward W. Diffin Jr.
Vice President & Secretary

Robert J. Christian
Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer
CUSTODIAN

Wilmington Trust Company

1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR

Rodney Square Management Corporation

1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway, Wilmington, DE 19809
This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Funds — Institutional, Service and W Shares.

WILMINGTON
FUNDS

MONEY_Semi_12/11

FIXED INCOME FUNDS
SEMI-ANNUAL REPORT | December 31, 2011

Wilmington Funds — Fixed Income Funds
Description of Indices
It is not possible to invest directly in an index. All indices represented are unmanaged.
All indices assume the reinvestment of dividends and interest income unless otherwise noted.
Barclays Capital U.S. Aggregate Index is an unmanaged index of all USD-denominated, investment-grade, fixed-rate, taxable fixed income securities. This is the broadest measure of the taxable U.S. fixed income market, including most U.S. Treasury, government agencies, corporate, mortgaged-backed and asset-backed, and international USD-denominated issues. Each issue in the index has at least one year left to maturity and an outstanding par value of $250 million.
Barclays Capital U.S. Corporate Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities issued by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.
Barclays Capital U.S. Intermediate Corporate Index is the intermediate-term maturity component of the Corporate Index that includes issues with a maturity range between 1 and 10 years.
Barclays Capital U.S. Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment- grade, fixed-rate, taxable corporate fixed income securities market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below.
Barclays Capital U.S. Government/Credit Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable fixed income securities registered with the SEC. The index includes bonds from the U.S. Treasury (not including inflation-protected bonds), U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, and the Corporate sector with maturities of 1 year or greater.
Barclays Capital U.S. Intermediate Government/Credit Index is the intermediate-term maturity component of the Government/Credit Index that includes issues with a maturity range between 1 and 10 years.
Barclays Capital U.S. Government Index is an unmanaged index of fixed income securities issued by the U.S. Treasury (not including inflation-protected bonds) and U.S. government agencies and instrumentalities, as well as corporate or USD-denominated foreign debt guaranteed by the U.S. government, with remaining maturity of 1 year or more.
Barclays Capital U.S. Government 1–3 Year Index is the shorter-term maturity component of the Government Index that includes issues with maturities from 1 year up to (but not including) 3 years.
Barclays Capital U.S. Long Government Index is the longer-term maturity component of the Government Index that includes issues with maturities greater than 10 years.
Barclays Capital U.S. Municipal Index is an unmanaged index that tracks performance of investment-grade municipal bonds with remaining maturities of one year or more.

1

Wilmington Funds — Fixed Income Funds

     Descriptions of Indices — continued
Barclays Capital U.S. Short/Intermediate Municipal Index is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.
BofA Merrill Lynch 1–10 Year U.S. Treasury Index is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.
BofA Merrill Lynch 1–3 Year U.S. Municipal Securities Index tracks the performance of the USD-denominated investment-grade tax exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. The Index tracks securities with a remaining term to final maturity greater than or equal to 1 year and less than 3 years.
BofA Merrill Lynch 12–22 Year U.S. Municipal Securities Index measures the performance of the USD-denominated investment-grade, tax-exempt debt publicly issued by U.S. states and territories, and their political subdivisions, in the U.S. domestic market. Securities included in the index have fixed coupon rates and remaining terms to final maturity equal to or greater than 12 years and less than 22 years. To be included in the index, issues must have current amounts outstanding of at least $10-25 million, depending on the initial term to final maturity.
BofA Merrill Lynch U.S. Treasury Master Index is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.
MSCI All Country World (Net) ex-US Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.
MSCI EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.
Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Standard & Poor’s (S&P) Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax (AMT).
S&P Municipal Bond Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of three years and a maximum maturity of up to, but not including, 15 years as measured from the Rebalancing Date.
S&P Municipal Bond Short Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of six months and a maximum maturity of up to, but not including, four years as measured from the Rebalancing Date.
S&P Municipal Bond Short Intermediate Index consists of bonds in the S&P Municipal Bond Index with a minimum maturity of one year and a maximum maturity of up to, but not including, eight years as measured from the Rebalancing Date.

2

Wilmington Funds — Fixed Income Funds

     Descriptions of Indices — continued
Standard & Poor’s 500 Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
Barclays Capital U.S. Aggregate Index, Barclays Capital U.S. Corporate Index, Barclays Capital U.S. Intermediate Corporate Index, Barclays Capital U.S. Corporate High-Yield Index, Barclays Capital U.S. Government/Credit Index, Barclays Capital U.S. Intermediate Government/Credit Index, Barclays Capital U.S. Government Index, Barclays Capital U.S. Government 1-3 Year Index, Barclays Capital U.S. Long Government Index, Barclays Capital U.S. Municipal Index, and Barclays Capital U.S. Short/Intermediate Municipal Index © Barclays Capital.
EAFE and MSCI are trademarks of Morgan Stanley Capital International.
Russell 2000® and Russell 3000® are trademarks of the Frank Russell Company.
S&P Indices are a registered trademark of Standard & Poor’s Corporation, Inc., a division of the McGraw-Hill Companies.

3

Wilmington Funds — Fixed Income Funds

     President’s Message
Dear Shareholder:
     During the six months ended December 31, 2011, the financial markets experienced a surge in volatility that saw interest rates decline dramatically, particularly on the long end of the yield curve. The 30-year U.S. Treasury bond gave up 150 basis points (1.50%) in yield, going from around 4⅜th percent to under 3% by December 31, 2011. The change in interest rates was much less for shorter maturities, as the 2-year U.S. Treasury lost a much more modest 22 basis points (0.22%) during the same period.
     While the U.S. Treasury market was enjoying a burst of prosperity, the corporate bond market was dealing with investor fears that led to a substantial widening in the yield spread versus the U.S. Treasury market. As measured by the Barclay Capital U.S. Corporate Index, the average spread expanded by nearly 85 basis points (0.85%) from the end of June to the end of December. This resulted in a dramatic outperformance by U.S. Treasury securities over corporate bonds. The U.S. Treasury market as measured by the Barclays Capital U.S. Treasury Index, gained 7.4% over the last six months of 2011, while the corporate bond market as measured by the previously mentioned Barclays index produced a return of 4.8%. Municipal bondholders generally prospered during the second half of 2011 as well; the S&P Municipal Bond Intermediate Index returned 5.5%.
     The dramatic moves in the market were due in large part to the declining fortunes of the European economy as the debt crisis grew throughout much of the second half of the year. The problems extended from Greece—which faced the potential of defaulting on its debt unless additional bailout funds were made available and its debt could be restructured—to concerns over the much larger economies of Italy and Spain. Italy, which has he third-largest bond market in the world, saw yields on its sovereign debt explode upwards, exceeding 7% and reaching levels where the ability of the country to service its debt load was called into question. The problems in Europe extended into the banking system, where holdings of the deteriorating sovereign debt raised concerns of widespread banking failures that could extend beyond the borders of Europe. As a result, the U.S. Treasury market benefited from a flight to quality rally, while the corporate bond market fell victim to rising bondholder fears that corporate credit quality could prove inadequate to withstand deeper problems emanating from Europe. The rally in the U.S. Treasury market was furthered by the Federal Reserve, which implemented “Operation Twist,” under which it sought to buy longer-dated U.S. Treasury securities with the intention of pushing down longer-term interest rates.
Management’s Discussion of Fund Performance
Wilmington Short/Intermediate-Term Bond and Broad Market Bond Funds
     The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the “Funds”).
     The Wilmington Short/Intermediate-Term Bond Fund (“Short/Intermediate Fund”) and Wilmington Broad Market Bond Fund (“Broad Market Fund”) are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income. We hope to achieve this goal by applying a disciplined and systematic investment process to actively manage a core portfolio of investment-grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and the Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has lower risk exposure to interest rates than the Broad Market Fund and finished the semi-annual period with an effective duration of 4.01 years. The Broad Market Fund had an effective duration of 5.68 years at the same point in time.

4

Wilmington Funds — Fixed Income Funds
Wilmington Short/Intermediate-Term Bond Fund
     The Institutional Shares of the Short/Intermediate Fund (the “Fund”) finished the six-month period ended December 31, 2011 with a total return of 2.78%1. The total return lagged the benchmark Barclays Capital U.S. Intermediate Government/Credit Index which had a total return of 3.25% over the same period. The Fund’s performance was very good relative to its Lipper Short/Intermediate Investment Grade Debt Funds universe and placed in the 17th percentile out of 142 funds for the one-year period. Over longer term periods, the Fund continues to show excellent results, finishing in the 10th percentile out of 118 funds for the 5-year period, and in the 11th percentile out of 75 funds for the 10-year period, based on total returns as of December 31, 2011.
     The dramatic changes in the bond market during the second half of 2011 meant that the portfolio strategies which had worked best in prior periods were of little value during the six-month period. The portfolio had benefited from investments in the short-to-intermediate part of the yield curve which could benefit from yield curve roll and avoid the risks of rising interest rates. At the same time, the credit markets had performed very well making an overweight to the credit market very profitable. However, with the flattening in the yield curve, the best bonds to own were those with the longest maturities and with credit spreads widening, the emphasis on credit became a performance drag. This resulted in portfolio repositioning as the durations were extended to take advantage of the yield curve shift while credit exposure was shifted towards higher quality investments. We did not reduce our holdings of corporate bonds significantly as we have been encouraged by the continued strength in corporate earnings and their strong balance sheets. Given this, we do not believe that the credit cycle has turned negative and we continue to believe in maintaining a strong exposure to that sector in an effort to generate strong total returns and income returns.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because A Shares are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

5

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     The following table compares the performance of the Short/Intermediate Fund, with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the BofA Merrill Lynch 1-10 Year U.S. Treasury Index for the periods ended December 31, 2011.
Short/Intermediate-Term Bond Fund

	Average Annual Total Returns
			for the periods ending
	December 31, 2011
	Six				Since
	Months	1 Year	5 Years	10 Years	Inception[1]
Short/Intermediate-Term Bond Fund
— Institutional Shares	2.78%	5.64%	6.38%	5.31%	NA
— A Shares (with sales charge)[2]	0.48%	3.24%	5.69%	NA	4.36%
— A Shares at NAV	2.56%	5.30%	6.12%	NA	4.62%
Barclays Capital U.S. Intermediate Government/Credit Index	3.25%	5.80%	5.88%	5.20%	4.77%
BofA Merrill Lynch 1-10 Year U.S. Treasury Index	4.39%	6.76%	6.06%	4.84%	4.66%

Fund Expense Ratios3: Institutional Shares – 0.61%, A Shares – 0.86%
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of the principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

[1]	Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for A Shares are for the period October 7, 2003 (commencement of operations) through December 31, 2011. The Since Inception returns provided for the indices are for the period October 31, 2003 through December 31, 2011.

[2]	Performance reflects the deduction of the 2.00% maximum front-end sales charge.

[3]	The expense ratios shown are from the most recent prospectus dated November 1, 2011.

6

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
Wilmington Broad Market Bond Fund
     The Institutional Shares of the Broad Market Fund (the “Fund”) performed well over the six months ended December 31, 2011 with a total return of 4.57%1. The total return trailed the benchmark Barclays Capital U.S. Government/Credit Index which had a total return of 5.98% over the same period. The Fund did very well against its Lipper Intermediate Investment Grade Debt Funds universe by placing in the 22nd percentile out of 597 funds for the one-year period, finishing in the 21st percentile out of 424 funds for the 5-year period, and in the 24th percentile out of 293 funds for the 10-year period, based on total returns as of December 31, 2011.
     The dramatic changes in the bond market during the second half of 2011 meant that the portfolio strategies which had worked best in prior periods were of little value during the six-month period. The portfolio had benefited from investments in the short to intermediate part of the yield curve which could benefit from yield curve roll and avoid the risks of rising interest rates. At the same time, the credit markets had performed very well making an overweight to the credit market very profitable. However, with the flattening in the yield curve, the best bonds to own were those with the longest maturities and with credit spreads widening, the emphasis on credit became a performance drag. This resulted in portfolio repositioning as the durations were extended to take advantage of the yield curve shift while credit exposure was shifted towards higher quality investments. We did not reduce our holdings of corporate bonds significantly as we have been encouraged by the continued strength in corporate earnings and their strong balance sheets. Given this, we do not believe that the credit cycle has turned negative and we continue to believe in maintaining a strong exposure to that sector in an effort to generate strong total returns and income returns.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because A Shares are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

7

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     The following table compares the performance of the Broad Market Fund, with that of the Barclays Capital U.S. Government/Credit Index and the BofA Merrill Lynch U.S. Treasury Master Index for the periods ended December 31, 2011.
Broad Market Bond Fund

	Average Annual Total Returns
		for the periods ending
	December 31, 2011
	Six				Since
	Months	1 Year	5 Years	10 Years	Inception[1]
Broad Market Bond Fund
— Institutional Shares	4.57%	7.40%	6.85%	5.83%	NA
— A Shares (with sales charge)[2]	2.32%	4.94%	6.14%	NA	5.89%
— A Shares at NAV	4.44%	7.13%	6.57%	NA	6.25%
Barclays Capital U.S. Government/Credit Index	5.98%	8.74%	6.55%	5.85%	6.08%
BofA Merrill Lynch U.S. Treasury Master Index	7.32%	9.79%	6.83%	5.71%	6.20%

Fund Expense Ratios3: Institutional Shares – 0.77%, A Shares – 1.02%
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

[1]	Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for the A Shares are for the period December 20, 2005 (commencement of operations) through December 31, 2011. The Since Inception returns provided for the indices are for the period December 31, 2005 through December 31, 2011.

[2]	Performance reflects the deduction of the 2.00% maximum front-end sales charge.

[3]	The expense ratios shown are from the most recent prospectus dated November 1, 2011.

8

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
Wilmington Municipal Bond Fund
     The Wilmington Municipal Bond Fund (the “Fund”) seeks a high level of income exempt from Federal income tax, consistent with the preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 2 to 8 year range.
     On December 31, 2011, the Fund had an average effective maturity of 6.08 years, an effective, option-adjusted duration of 5.91 years, and an average coupon of 4.97%, versus the target S&P Municipal Bond Intermediate Index, which had an average effective maturity of 5.72 years, an effective duration of 5.54 years, and an average coupon of 4.88%.
     Performance of the Fund’s Institutional Shares for the semi-annual period ending December 31, 2011 was 5.76%1, versus a 5.47% return for the S&P Municipal Bond Intermediate Index, and 4.69% for its Lipper Intermediate Municipal Debt Funds peer group. The Fund has performed well against its Lipper peer group placing in the 49th percentile out of 174 funds for the 1-year period, the 13th percentile out of 140 funds for the 3-year period, in the 15th percentile out of 127 funds for the 5-year period, and in the 43rd percentile out of 88 funds for the 10-year period, based on total returns as of December 31, 2011.
     The market had a strong finish in 2011 with the S&P Municipal Bond Index generating a 2.00% total return in the final quarter — coming on top of the Index return of 3.69% in the 3rd quarter. Just when it seemed that declining yields had run out of gas, December turned in both the second best month for the Standard & Poor’s Municipal Index, and the best month for the Intermediate Index since August 2010.
     October was a difficult month for the municipal market, with index yields changing by +15bps (0.15%), +14bps (0.14%), and +8bps (0.08%) for the S&P Intermediate, Short Intermediate and Short Indices, respectively. The softness felt in the municipal market was, in part, in sympathy with the sell-off in U.S. Treasuries. On September 21st the Federal Reserve announced it would continue Operation Twist and the further purchase of long-dated U.S. Treasury bonds. The next day, the 10-year U.S. Treasury bond reached a record-low yield of 1.72%. While there was some choppiness in the days that followed, October opened with the benchmark 10-Year U.S. Treasury note’s yield at 1.76%. By October 27th, enthusiasm for that trade waned and by the end of the month, the 10-Year U.S. Treasury drew a yield of 2.11%, a 35.7bps (0.357%) retreat.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because A Shares are subject to a maximum front-end sales charge of 2.00% and additional expenses such as a 0.25% distribution fee (12b-1).

9

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     Those investors who viewed October’s rate rise as the beginning of the end were wrong. The trend reversed as November and December saw yields fall by as much as 50bps (0.50%), producing stellar returns for the ensuing 60 days. New Issuance trailed off in the final month of the year to a meager $27 billion — the lightest December since the 2008 financial crisis. With no sign of relief, dealers attempted to accumulate inventory in anticipation of a light January calendar. With a strong sell-side bid and a dearth of new issuance, yields fell by as much as 40bps (0.40%) in the 7-Year to 12-Year maturities, and by about 30bps (0.30%) on long-dated securities. The S&P Municipal Index began December drawing a yield of 3.31% and ended the month at 3.04%, a 27bps (0.27%) fall. The S&P Municipal Intermediate and Short Intermediate Indices saw similar yield declines, ending the year at 2.24% and 1.32%, respectively. Looking at the S&P Municipal Short Index, the yield fell on the month by about 9bps (0.09%), printing 0.93% at year-end.
     As we began 2011, many analysts were calling for rates to move higher. In fact, the 10-Year U.S. Treasury was yielding 3.33% on January 2, 2010. As of the date of this report that same security draws 1.93%, a full 140bps (1.40%) lower. In the face of a remarkably strong bond market, we highlight some of the notable events in the municipal bond market for 2011:
1.	Harrisburg chapter 9 filing (October 2011)

2.	Jefferson County chapter 9 filing (November 2011)

3.	President Obama’s American Jobs Act and Deficit Reduction Act proposals (September 2011)

4.	Standard & Poor’s downgrade of the United States government’s debt (August 2011)

5.	Fallout from Meredith Whitney’s prediction of widespread defaults (December 2010 — February 2011)

6.	A series of natural disasters including Hurricane Irene (August 2011)

10

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     To be sure, many investors entered 2011 with trepidation. Professional municipal bond managers spent the better part of January and February doling out palliatives to their clients, reassuring them that it was a temporary sell-off due to misinformed predictions of epidemic-like defaults. Municipal bond yields soon found new long-term lows in 2011. Retail mutual fund investors took a different view of the municipal market, especially in the early months of the year. Meredith Whitney’s prognostication sparked a panic and put price pressure on longer-term securities as fund managers were forced to sell to meet redemptions. The Investment Company Institute (ICI) reported in their Long-Term Mutual Fund Flows report that municipal bond funds had net outflows totaling $23 billion for the first 5 months of 2011. With a 2-month respite, selling continued in August. Although the last 4 months of the year turned positive, it was not enough to turn fund flows positive and municipal bonds ended the year losing over $10 billion through net redemptions. As interesting, this was the first time in 5 years that the ICI reported negative net fund flows for the municipal bond category — a period which includes the credit crisis of 2008-2009.
     New issuance was $297 billion for the year, down from 2010’s record $433 billion. While total municipal supply was down by over 31% year-over-year, tax-exempt municipal supply was off by 6.90%. The tax-exempt decline was not as spectacular as the downturn in total supply; however, readers should note that this was the fourth consecutive year in a row that segment has steadily contracted. In fact, 2008, 2009, and 2010 saw annual new tax-exempt issuance wane by -5.85%, -5.22%, and -14.91%, respectively. The $362 billion of tax-exempt deals in 2007 dwarfs the $256 billion in 2011. This past year was the lightest supply since 2001 in both the total and tax-exempt categories.
     Total Supply should accelerate somewhat as 2012 progresses and exceed last year’s although it will not achieve the record level of 2010 — supply should come in at about $325 billion for 2012.

11

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     The municipal market is extraordinarily fragmented, with 54 states and territories and 22 sectors. With over 55,000 separate issuers, each municipal borrower has its own unique financial, political, and socio-economic profile. While many states and large cities share similar problems, the manner with which they each deal with their respective challenges may vary. As 2012 unfolds, we expect many of last year’s problems to persist. Budgetary pressures and unfunded pension liabilities will continue to beleaguer certain state and local governments, but these will be isolated episodes and not epidemic-like.

12

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     The following performance table compares the performance of the Municipal Bond Fund with that of the S&P Municipal Bond Intermediate Index and the Barclays Capital Short/Intermediate Municipal Index.
Municipal Bond Fund

	Average Annual Total Returns
			for the periods ending
	December 31, 2011
	Six				Since
	Months	1 Year	5 Years	10 Years	Inception[1]
Municipal Bond Fund
— Institutional Shares	5.76%	8.84%	5.25%	4.50%	NA
— A Shares (with sales charge)[2]	3.58%	6.37%	4.58%	NA	4.44%
— A Shares at NAV	5.71%	8.57%	5.00%	NA	4.78%
S&P Municipal Bond Intermediate Index[3]	5.47%	8.63%	5.57%	4.78%	5.23%
Barclays Capital Short/Intermediate Municipal Index	3.65%	6.76%	5.20%	4.60%	4.92%

Fund Expense Ratios4: Institutional Shares – 0.62%, A Shares – 0.87%
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested.
The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

[1]	Since Inception return is not provided for share classes that have been in existence for more than ten years. The Since Inception returns shown for A Shares are for the period December 20, 2005 (commencement of operations) through December 31, 2011. The Since Inception returns provided for the index are for the period December 31, 2005 through December 31, 2011.

[2]	Performance reflects the deduction of the 2.00% maximum front-end sales charge.

[3]	Effective July 1, 2011, the new benchmark index for the Fund changed to the S&P Municipal Bond Intermediate Index (S&P Index) from the Barclays Capital Short/Intermediate Municipal Index (Barclays Index). Performance shown for periods starting prior to July 1, 2011 includes the performance of the Barclays Index, for periods starting after July 1, 2011 the performance of the S&P Index is shown.

[4]	The expense ratios shown are from the most recent prospectus dated November 1, 2011.

13

Wilmington Funds — Fixed Income Funds

     President’s Message — continued
     We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.
Sincerely,

John J. Kelley
President
January 31, 2012
You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus or summary prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds’ website at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.
Mr. Kelley’s comments reflect the investment adviser’s views generally regarding the market and the economy, and are compiled from the investment adviser’s research. These comments reflect opinions as of the date of this letter and are subject to change at any time.
Distributed by Professional Funds Distributor, LLC.
See financial highlights.

14

Wilmington Funds — Fixed Income Funds

     Expense Disclosure
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2011 to December 31, 2011).
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The ‘‘Annualized Expense Ratio” reflects the actual expenses for the period indicated.
The Expense Tables illustrate your Fund’s costs in two ways.
•	Actual expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during the period.

•	Hypothetical example for comparison purposes. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

15

Wilmington Funds — Fixed Income Funds

     Expense Disclosure — continued
For the Period July 1, 2011 to December 31, 2011
Expense Tables

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/1/11	12/31/11	Ratio	Period*
Short/Intermediate-Term Bond Fund
— Institutional Shares
Actual Fund Return	$1,000.00	$1,027.80	0.62%	$3.16
Hypothetical 5% Return Before Expenses	1,000.00	1,021.98	0.62	3.16

Short/Intermediate-Term Bond Fund
— A Shares
Actual Fund Return	$1,000.00	$1,025.60	0.87%	$4.43
Hypothetical 5% Return Before Expenses	1,000.00	1,020.71	0.87	4.43

Broad Market Bond Fund
— Institutional Shares
Actual Fund Return	$1,000.00	$1,045.70	0.77%	$3.96
Hypothetical 5% Return Before Expenses	1,000.00	1,021.22	0.77	3.92

Broad Market Bond Fund
— A Shares
Actual Fund Return	$1,000.00	$1,044.40	1.02%	$5.24
Hypothetical 5% Return Before Expenses	1,000.00	1,019.95	1.02	5.19

Municipal Bond Fund
— Institutional Shares
Actual Fund Return	$1,000.00	$1,057.60	0.62%	$3.21
Hypothetical 5% Return Before Expenses	1,000.00	1,021.98	0.62	3.16

Municipal Bond Fund
— A Shares
Actual Fund Return	$1,000.00	$1,057.10	0.87%	$4.50
Hypothetical 5% Return Before Expenses	1,000.00	1,020.71	0.87	4.43

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366.

16

Wilmington Funds — Fixed Income Funds

     Disclosure of Portfolio Holdings (Unaudited)
PORTFOLIO HOLDINGS
December 31, 2011
The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.
Short/Intermediate-Term Bond Fund

Sector
Corporate Bonds	66.3%
U.S. Treasury Notes	23.5%
U.S. Agency Obligations	6.7%
Mortgage-Backed Securities	1.8%
Municipal Bonds	1.0%
Short-Term Investments	0.7%

100.0%

Quality(1)
Treasury	23.5%
Agency	6.7%
AAA	0.8%
AA	4.4%
A	25.1%
BBB	33.1%
BB	4.0%
Other	2.4%

100.0%

Broad Market Bond Fund

Sector
Corporate Bonds	69.5%
U.S. Treasury Obligations	18.3%
U.S. Agency Obligations	8.2%
Mortgage-Backed Securities	2.4%
Municipal Bonds	1.1%
Preferred Stock	0.5%

100.0%

Quality(1)
Treasury	18.3%
Agency	8.2%
AAA	0.8%
AA	3.2%
A	23.5%
BBB	38.4%
BB	4.7%
Other	2.9%

100.0%

(1)	Ratings shown are unaudited.

17

Wilmington Funds — Fixed Income Funds

     Disclosure of Portfolio Holdings — continued

Municipal Bond Fund

States
Municipal Bonds
Texas	12.7%
Illinois	9.1%
Georgia	8.0%
California	7.8%
Ohio	7.7%
New York	7.3%
Pennsylvania	6.7%
Washington	5.8%
Virginia	5.1%
Indiana	4.2%
Nevada	3.9%
Massachusetts	3.8%
Arizona	3.2%
Colorado	3.0%
Other	9.7%
Short-Term Investments	2.0%

100.0%

Quality(1)
AAA	34.9%
AA	35.8%
A	22.2%
BBB	5.1%
Other	2.0%

100.0%

(1)	Ratings shown are unaudited.
DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC’s website at http://www.sec.gov, or it may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

18

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — 65.8%
Consumer Discretionary — 10.3%
Allergan, Inc., 5.75%, 04/01/16	A3, A+	$575,000	$665,602
Anheuser-Busch InBev Worldwide, Inc. 144A, 7.75%, 01/15/19@	Baa1, A-	2,000,000	2,590,318
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	Baa2, BBB+	1,765,000	1,919,462
Comcast Corp., 5.70%, 07/01/19	Baa1, BBB+	1,100,000	1,276,099
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, 10/01/14	Baa2, BBB	700,000	756,115
Kohl’s Corp., 6.25%, 12/15/17	Baa1, BBB+	730,000	869,812
NBC Universal, Inc., 3.65%, 04/30/15	Baa2, BBB+	1,000,000	1,055,469
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	Ba2, BB	1,200,000	1,260,000
The Walt Disney Co., 0.88%, 12/01/14	A2, A	500,000	502,341
Time Warner Cable, Inc., 4.00%, 09/01/21	Baa2, BBB	500,000	505,864
Time Warner Entertainment Co., LP, 8.88%, 10/01/12	Baa2, BBB	1,185,000	1,248,796
Time Warner Entertainment Co., LP, 8.38%, 03/15/23	Baa2, BBB	175,000	227,920
Viacom, Inc., 4.38%, 09/15/14	Baa1, BBB+	1,500,000	1,606,873
Whirlpool Corp., 6.50%, 06/15/16	Baa3, BBB-	1,000,000	1,090,781

			15,575,452

Consumer Staples — 3.1%
Analog Devices, Inc., 3.00%, 04/15/16	A3, A-	750,000	790,459
Kraft Foods, Inc., 5.25%, 10/01/13	Baa2, BBB-	750,000	800,018
Kraft Foods, Inc., 6.13%, 02/01/18	Baa2, BBB-	800,000	937,729
Sanofi-Aventis SA, 4.00%, 03/29/21	A2, AA-	725,000	803,255
Sara Lee Corp., 2.75%, 09/15/15	Baa1, BBB	1,425,000	1,435,568

			4,767,029

Energy — 7.7%
BP Capital Markets PLC, 3.20%, 03/11/16	A2, A	775,000	812,217
Chesapeake Energy Corp., 9.50%, 02/15/15	Ba3, BB+	625,000	715,625
Consol Energy, Inc., 8.00%, 04/01/17	B1, BB	625,000	684,375
Duke Energy Corp., 6.30%, 02/01/14	Baa2, BBB+	1,620,000	1,787,320
Marathon Oil Corp., 6.00%, 10/01/17	Baa2, BBB	1,000,000	1,163,515
Shell International Finance BV, 4.00%, 03/21/14	Aa1, AA	2,000,000	2,149,680
Sunoco, Inc., 9.63%, 04/15/15	Baa3, BB+	1,200,000	1,345,485
Transocean, Inc., 4.95%, 11/15/15	Baa3, BBB-	1,000,000	1,021,148
Valero Energy Corp., 4.75%, 04/01/14	Baa2, BBB	1,845,000	1,963,242
Weatherford International Ltd., 5.15%, 03/15/13	Baa2, BBB	10,000	10,399

			11,653,006

Financials — 19.9%
American Express Centurion Bank, 5.95%, 06/12/17	A2, BBB+	770,000	865,188
American Express Co., 4.88%, 07/15/13	A3, BBB+	1,500,000	1,568,596

19

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — (Continued)
Financials — (Continued)
American Honda Finance Corp. 144A, 4.63%, 04/02/13@	A1, A+	$1,500,000	$1,552,991
Bank of America Corp., 5.25%, 12/01/15(1)	A3, BBB+	475,000	438,758
Bank One Corp., 8.00%, 04/29/27	Aa3, A-	265,000	313,337
BB&T Corp., 3.20%, 03/15/16	A2, A-	1,250,000	1,303,039
Blackrock, Inc., 5.00%, 12/10/19	A1, A+	650,000	709,347
BP Capital Markets PLC, 5.25%, 11/07/13	A2, A	1,000,000	1,072,564
Caterpillar Financial Services Corp., 1.55%, 12/20/13	A2, A	2,000,000	2,027,130
Citigroup, Inc., 0.66%, 03/07/14	A3, A	500,000	467,298
Citigroup, Inc., 6.13%, 05/15/18	A3, A	750,000	798,268
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	Ba2, BB+	1,300,000	1,295,148
General Electric Capital Corp., 2.80%, 01/08/13	Aa2, AA+	1,000,000	1,019,000
General Electric Capital Corp., 0.57%, 10/06/15	Aa2, AA+	1,000,000	930,249
Hartford Finance Services Group, Inc., 6.30%, 03/15/18	Baa3, BBB	750,000	789,794
HCP, Inc., 6.30%, 09/15/16	Baa2, BBB	1,000,000	1,097,176
John Deere Capital Corp., 4.90%, 09/09/13	A2, A	900,000	960,197
JPMorgan Chase & Co., 4.65%, 06/01/14	Aa3, A	1,250,000	1,319,860
JPMorgan Chase & Co., 4.63%, 05/10/21	Aa3, A	300,000	310,394
Merrill Lynch & Co., Inc., 5.45%, 07/15/14	NR, A-	1,100,000	1,090,729
MetLife, Inc., 5.00%, 06/15/15	A3, A-	730,000	795,257
Morgan Stanley, 2.02%, 01/24/14	A2, A-	1,100,000	1,012,475
PNC Funding Corp., 0.63%, 01/31/14	A3, A-	1,500,000	1,468,949
PNC Funding Corp., 5.40%, 06/10/14	A3, A-	1,500,000	1,640,349
Prologis LP, 4.50%, 08/15/17	Baa2, BBB-	750,000	748,568
Prudential Financial, Inc., 3.88%, 01/14/15	Baa2, A	1,200,000	1,242,917
The Goldman Sachs Group, Inc., 3.70%, 08/01/15	A1, A-	1,400,000	1,371,586
Wells Fargo & Co., 5.13%, 09/01/12	A1, A	348,000	356,969
Westpac Banking Corp., 4.88%, 11/19/19	Aa1, AA-	750,000	797,938
WR Berkley Corp., 7.38%, 09/15/19	Baa2, BBB+	710,000	820,349

			30,184,420

Health Care — 2.3%
Gilead Sciences, Inc., 4.50%, 04/01/21	Baa1, A-	1,150,000	1,219,273
McKesson Corp., 3.25%, 03/01/16	Baa2, A-	860,000	910,158
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	A3, A-	775,000	788,243
United Health Group, Inc., 6.00%, 06/15/17	Baa1, A-	500,000	588,094

			3,505,768

Industrials — 8.4%
Allied Waste North America, Inc., 6.88%, 06/01/17	Baa3, BBB	600,000	634,500
CSX Corp., 7.90%, 05/01/17	Baa3, BBB	685,000	853,289
FLIR Systems, Inc., 3.75%, 09/01/16	Baa3, BBB-	650,000	647,552
The accompanying notes are an integral part of the financial statements.

20

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — (Continued)
Industrials — (Continued)
GATX Corp., 8.75%, 05/15/14	Baa1, BBB	$1,250,000	$1,418,536
General Electric Co., 5.00%, 02/01/13	Aa2, AA+	875,000	911,833
Ingersoll-Rand Co., 6.00%, 08/15/13	Baa1, BBB+	1,000,000	1,068,959
Ingersoll-Rand Co., 6.02%, 02/15/28	Baa1, BBB+	2,015,000	2,396,998
L-3 Communication Corp., 4.75%, 07/15/20	Baa3, BBB-	1,250,000	1,235,063
Ryder System, Inc., 3.15%, 03/02/15	Baa1, BBB+	850,000	873,515
Textron, Inc., 6.20%, 03/15/15	Baa3, BBB-	1,500,000	1,610,220
The Boeing Co., 5.00%, 03/15/14	A2, A	950,000	1,039,738

			12,690,203

Materials — 3.6%
Alcoa, Inc., 6.00%, 07/15/13(1)	Baa3, BBB-	1,251,000	1,330,923
Alcoa, Inc., 5.72%, 02/23/19	Baa3, BBB-	1,100,000	1,138,098
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	Baa3, BBB-	700,000	697,477
The Dow Chemical Co., 5.90%, 02/15/15	Baa3, BBB	2,000,000	2,225,442

			5,391,940

Technology — 1.6%
Hewlett-Parkard Co., 2.65%, 06/01/16	A2, BBB+	450,000	446,511
International Business Machines Corp., 1.95%, 07/22/16	Aa3, A+	725,000	746,142
Microsoft Corp., 3.00%, 10/01/20(1)	Aaa, AAA	1,100,000	1,170,244

			2,362,897

Telecommunication Services — 2.9%
AT&T, Inc., 2.95%, 05/15/16	A2, A-	500,000	521,069
Telefonica Emisiones SAU, 2.58%, 04/26/13	Baa1, BBB+	1,225,000	1,195,351
Verizon Communications, Inc., 1.25%, 11/03/14	A3, A-	760,000	763,759
Verizon Communications, Inc., 5.50%, 02/15/18	A3, A-	1,000,000	1,165,812
Verizon Wireless Capital LLC, 5.25%, 02/01/12	A2, A-	750,000	752,585

			4,398,576

Utilities — 6.0%
Ameren Illinois Co., 9.75%, 11/15/18	Baa1, BBB	1,800,000	2,368,397
CMS Energy Corp., 6.55%, 07/17/17	Ba1, BB+	625,000	671,705
Exelon Generation Co. LLC, 6.20%, 10/01/17	A3, BBB	1,500,000	1,722,531
Florida Power & Light Co., 5.55%, 11/01/17	Aa3, A-	500,000	602,067
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	A2, BBB+	440,000	576,074
Southern California Edison Corp., 5.00%, 01/15/16	A1, A	654,000	744,904
The Detroit Edison Co., 5.60%, 06/15/18	A2, A	950,000	1,144,861
UIL Holdings Corp., 4.63%, 10/01/20	Baa3, BBB-	1,250,000	1,295,594

			9,126,133

Total Corporate Bonds (Cost $94,775,932)			99,655,424

The accompanying notes are an integral part of the financial statements.

21

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — 1.0%
New Jersey — 1.0%
New Jersey Economic Dev. Auth., 1.35%, 06/15/13	Aa3, A+	$1,500,000	$1,500,015

Total Municipal Bonds (Cost $1,500,000)			1,500,015

MORTGAGE-BACKED SECURITIES — 1.8%
Federal Home Loan Mortgage Corporation Notes, Pool B19228, 4.50%, 04/01/20		111,558	118,825
Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13		5,316	5,656
Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33		228,024	245,490
Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36		129,236	142,386
Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35		108,084	122,223
Federal Home Loan Mortgage Corporation Notes, Pool G08193, 6.00%, 04/01/37		293,073	322,345
Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35		272,077	300,017
Federal National Mortgage Association Notes, 2005-97 LB, 5.00%, 11/25/35		251,106	256,461
Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18		74,053	79,292
Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27		224,613	244,309
Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27		160,497	176,954
Federal National Mortgage Association Notes, Pool 257007, 6.00%, 12/01/27		313,091	344,998
Federal National Mortgage Association Notes, Pool 612514, 2.47%, 05/01/33		118,750	124,889
Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17		73,596	79,951
Federal National Mortgage Association Notes, Pool 688996, 8.00%, 11/01/24		17,713	19,589
Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35		160,646	175,561

Total Mortgage-Backed Securities (Cost $2,528,290)			2,758,946

U.S. AGENCY OBLIGATIONS — 6.7%
Federal Home Loan Banks Notes — 3.8%
Federal National Mortgage Association Notes, 5.50%, 08/13/14(1)		2,000,000	2,254,104
Federal National Mortgage Association Notes, 4.88%, 05/17/17(1)		3,000,000	3,559,257

			5,813,361

The accompanying notes are an integral part of the financial statements.

22

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Principal	Fair Value
	Amount	(Note 2)
U.S. AGENCY OBLIGATIONS — (Continued)
Federal Home Loan Mortgage Corporation Notes — 1.0%
Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15	$1,315,000	$1,478,216

		1,478,216

Federal National Mortgage Association Notes — 1.9%
Federal National Mortgage Association Notes, 1.38%, 11/15/16(1)	1,000,000	1,008,832
Federal National Mortgage Association Notes, 5.00%, 05/11/17	1,500,000	1,780,454

		2,789,286

Total U.S. Agency Obligations (Cost $9,064,122)		10,080,863

U.S. TREASURY NOTES — 23.3%
U.S. Treasury Notes — 23.3%
U.S. Treasury Notes, 4.25%, 11/15/14	500,000	555,156
U.S. Treasury Notes, 4.13%, 05/15/15	2,420,000	2,714,749
U.S. Treasury Notes, 4.25%, 08/15/15	2,000,000	2,266,406
U.S. Treasury Notes, 4.50%, 02/15/16	2,000,000	2,312,344
U.S. Treasury Notes, 2.63%, 04/30/16	1,000,000	1,081,953
U.S. Treasury Notes, 4.75%, 08/15/17	7,250,000	8,729,449
U.S. Treasury Notes, 4.25%, 11/15/17	2,500,000	2,952,930
U.S. Treasury Notes, 4.00%, 08/15/18(1)	2,000,000	2,355,468
U.S. Treasury Notes, 1.50%, 08/31/18	2,500,000	2,536,522
U.S. Treasury Notes, 2.75%, 02/15/19	500,000	547,617
U.S. Treasury Notes, 3.63%, 02/15/20	1,500,000	1,739,649
U.S. Treasury Notes, 2.63%, 08/15/20	5,000,000	5,392,580
U.S. Treasury Notes, 2.63%, 11/15/20	1,000,000	1,076,562
U.S. Treasury Notes, 2.13%, 08/15/21	500,000	512,813
U.S. Treasury Notes, 2.00%, 11/15/21(1)	500,000	505,703

		35,279,901

Total U.S. Treasury Notes (Cost $32,691,741)		35,279,901

The accompanying notes are an integral part of the financial statements.

23

Wilmington Funds — Fixed Income Funds

Short/Intermediate-Term Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Fair Value
	Shares	(Note 2)
SHORT-TERM INVESTMENTS — 0.7%
BlackRock Liquidity Funds TempFund Portfolio	1,057,257	$1,057,257

Total Short-Term Investments (Cost $1,057,257)		1,057,257

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 7.2%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	10,942,518	10,942,518

Total Short-Term Investments Held as Collateral for Loaned Securities (Cost $10,942,518)(4)		10,942,518

TOTAL INVESTMENTS — 106.5% (Cost $152,559,860)(2)(3)		$161,274,924
LIABILITIES IN EXCESS OF OTHER ASSETS — (6.5)%		(9,900,440)

NET ASSETS — 100.0%		$151,374,484

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

(1)	Security partially or fully on loan.

(2)	At December 31, 2011, the market value of securities on loan for the Short/Intermediate Bond Fund was $10,708,965.

(3)	The cost for Federal income tax purposes is $152,559,860. At December 31, 2011, net unrealized appreciation was $8,715,064. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $9,120,490 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $405,426.

(4)	See Note 5 in Notes to Financial Statements. PLC — Public Limited Company
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2 —	Level 3 —
	Total	Level 1 —	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Short/Intermediate-Term Bond Fund	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
Corporate Bonds	$99,655,424	$—	$99,655,424	$—
Mortgage-Backed Securities	2,758,946	—	2,758,946	—
U.S. Treasury and Agency—Obligations	45,360,764	—	45,360,764	—
Municipal Bonds	1,500,015	—	1,500,015	—
Short-Term Investments	11,999,775	11,999,775	—	—

Total	$161,274,924	$11,999,775	$149,275,149	$—

The accompanying notes are an integral part of the financial statements.

24

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — 69.1%
Consumer Discretionary — 11.7%
Allergan, Inc., 5.75%, 04/01/16	A3, A+	$225,000	$260,453
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	Baa1, A-	250,000	323,790
Anheuser-Busch InBev Worldwide, Inc., 8.20%, 01/15/39	Baa1, A-	500,000	788,286
Coca-Cola Enterprises, Inc., 3.25%, 08/19/21	A3, BBB	150,000	151,538
Comcast Cable Communications Holdings, Inc., 8.38%, 03/15/13	Baa1, BBB+	700,000	761,260
Comcast Corp., 5.70%, 07/01/19	Baa1, BBB+	400,000	464,036
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 4.75%, 10/01/14	Baa2, BBB	275,000	297,045
Kohl’s Corp., 6.25%, 12/15/17	Baa1, BBB+	250,000	297,881
NBC Universal, Inc., 3.65%, 04/30/15	Baa2, BBB+	480,000	506,625
Royal Caribbean Cruises Ltd., 7.00%, 06/15/13	Ba2, BB	300,000	315,000
The Walt Disney Co., 4.13%, 12/01/41	A2, A	250,000	257,899
Time Warner Entertainment Co., LP, 8.88%, 10/01/12	Baa2, BBB	300,000	316,151
Time Warner Entertainment Co., LP, 8.38%, 03/15/23	Baa2, BBB	750,000	976,801
Viacom, Inc., 4.38%, 09/15/14	Baa1, BBB+	750,000	803,437
Whirlpool Corp., 6.50%, 06/15/16	Baa3, BBB-	350,000	381,773

			6,901,975

Consumer Staples — 2.8%
Analog Devices, Inc., 3.00%, 04/15/16	A3, A-	300,000	316,184
General Mills, Inc., 5.65%, 02/15/19	Baa1, BBB+	500,000	593,342
Kraft Foods, Inc., 5.25%, 10/01/13	Baa2, BBB-	400,000	426,676
Sanofi-Aventis SA, 4.00%, 03/29/21	A2, AA-	275,000	304,683

			1,640,885

Energy — 8.0%
BP Capital Markets PLC, 3.20%, 03/11/16	A2, A	300,000	314,407
Chesapeake Energy Corp., 9.50%, 02/15/15	Ba3, BB+	400,000	458,000
Consol Energy, Inc., 8.00%, 04/01/17	B1, BB	625,000	684,375
Duke Energy Corp., 6.30%, 02/01/14	Baa2, BBB+	464,000	511,924
EnCana Corp., 6.50%, 02/01/38	Baa2, BBB+	500,000	592,678
Shell International Finance BV, 4.00%, 03/21/14	Aa1, AA	250,000	268,710
Sunoco, Inc., 9.63%, 04/15/15	Baa3, BB+	550,000	616,680
Transocean, Inc., 4.95%, 11/15/15	Baa3, BBB-	450,000	459,517
Valero Energy Corp., 4.75%, 04/01/14	Baa2, BBB	785,000	835,309
Weatherford International Ltd., 5.15%, 03/15/13	Baa2, BBB	5,000	5,199

			4,746,799

The accompanying notes are an integral part of the financial statements.

25

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — (Continued)
Financials — 16.8%
American Express Centurion Bank, 5.95%, 06/12/17	A2, BBB+	$400,000	$449,448
American Express Co., 4.88%, 07/15/13	A3, BBB+	650,000	679,725
American Honda Finance Corp. 144A, 4.63%, 04/02/13@	A1, A+	750,000	776,495
Bank of America Corp., 5.25%, 12/01/15(1)	A2, BBB+	180,000	166,266
Bank One Corp., 8.00%, 04/29/27	Aa3, A-	425,000	502,522
BB&T Corp., 3.20%, 03/15/16	A2, A-	500,000	521,215
Blackrock, Inc., 5.00%, 12/10/19	A1, A+	250,000	272,826
Citigroup, Inc., 0.66%, 03/07/14	A3, A-	275,000	257,014
Citigroup, Inc., 6.13%, 05/15/18	A3, A-	275,000	292,698
Ford Motor Credit Co. LLC, 3.88%, 01/15/15	Ba2, BB+	400,000	398,507
General Electric Capital Corp., 0.57%, 10/06/15	Aa2, AA+	200,000	186,050
Hartford Finance Services Group, Inc., 6.30%, 03/15/18	Baa3, BBB	350,000	368,571
HCP, Inc., 6.30%, 09/15/16	Baa2, BBB	500,000	548,588
John Deere Capital Corp., 4.90%, 09/09/13	A2, A	425,000	453,427
JPMorgan Chase & Co., 4.65%, 06/01/14	Aa3, A	500,000	527,944
JPMorgan Chase & Co., 4.63%, 05/10/21	Aa3, A	100,000	103,465
Merrill Lynch & Co., Inc., 5.45%, 07/15/14	A2, A-	400,000	396,629
MetLife, Inc., 5.00%, 06/15/15	A3, A-	400,000	435,757
Morgan Stanley, 2.02%, 01/24/14	A2, A-	450,000	414,194
PNC Funding Corp., 0.63%, 01/31/14	A3, A-	500,000	489,650
Prologis LP, 4.50%, 08/15/17	Baa2, BBB-	250,000	249,523
Prudential Financial, Inc., 3.88%, 01/14/15	Baa2, A	500,000	517,882
The Goldman Sachs Group, Inc., 3.70%, 08/01/15	A1, A-	500,000	489,852
Westpac Banking Corp., 4.88%, 11/19/19	Aa1, AA-	125,000	132,990
WR Berkley Corp., 7.38%, 09/15/19	Baa2, BBB+	280,000	323,518

			9,954,756

Health Care — 3.1%
Gilead Sciences, Inc., 4.50%, 04/01/21	Baa1, A-	450,000	477,107
McKesson Corp., 3.25%, 03/01/16	A-, A-	350,000	370,413
Pfizer, Inc., 5.35%, 03/15/15	Aa2, AA	250,000	282,797
Teva Pharmaceutical Finance Co. BV, 2.40%, 11/10/16	NR, A-	400,000	406,835
United Health Group, Inc., 6.00%, 06/15/17	Baa1, A-	250,000	294,047

			1,831,199

Industrials — 11.3%
Allied Waste North America, Inc., 6.88%, 06/01/17	Baa3, BBB	300,000	317,250
CSX Corp., 7.90%, 05/01/17	Baa3, BBB	1,114,000	1,387,685
FLIR Systems, Inc., 3.75%, 09/01/16	Baa3, BBB-	250,000	249,058
GATX Corp., 8.75%, 05/15/14	Baa1, BBB	500,000	567,415
General Electric Co., 5.00%, 02/01/13	Aa2, AA+	700,000	729,466
The accompanying notes are an integral part of the financial statements.

26

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
CORPORATE BONDS — (Continued)
Industrials — (Continued)
Honeywell International, Inc., 5.00%, 02/15/19	A2, A	$250,000	$290,973
Ingersoll-Rand Co., 6.00%, 08/15/13	Baa1, BBB+	700,000	748,271
Ingersoll-Rand Co., 6.02%, 02/15/28	Baa1, BBB+	900,000	1,070,619
L-3 Communication Corp., 4.75%, 07/15/20	Baa3, BBB-	500,000	494,025
Ryder System, Inc., 3.15%, 03/02/15	Baa1, BBB+	300,000	308,300
Textron, Inc., 6.20%, 03/15/15	Baa3, BBB-	500,000	536,740

			6,699,802

Information Technology— 2.3%
Cisco Systems, Inc., 5.50%, 01/15/40	A1, A+	500,000	611,782
Electronic Data Systems LLC, 7.45%, 10/15/29	A2, BBB+	600,000	747,779

			1,359,561

Materials — 2.8%
Alcoa, Inc., 5.72%, 02/23/19	Baa3, BBB-	550,000	569,049
Cliffs Natural Resources, Inc., 4.88%, 04/01/21	Baa3, BBB-	275,000	274,009
The Dow Chemical Co., 5.90%, 02/15/15	Baa3, BBB	750,000	834,541

			1,677,599

Technology — 1.5%
Hewlett-Parkard Co., 2.65%, 06/01/16	A2, BBB+	160,000	158,759
International Business Machines Corp., 1.95%, 07/22/16	Aa3, A+	275,000	283,019
Microsoft Corp., 3.00%, 10/01/20	Aaa, AAA	425,000	452,140

			893,918

Telecommunication Services —2.8%
AT&T, Inc., 2.95%, 05/15/16	A2, A-	200,000	208,427
AT&T, Inc., 5.55%, 08/15/41	A2, A-	325,000	382,661
Telefonica Emisiones SAU, 2.58%, 04/26/13	Baa1, BBB+	500,000	487,899
Verizon Communications, Inc., 1.25%, 11/03/14	A3, A-	295,000	296,459
Verizon Communications, Inc., 5.50%, 02/15/18	A3, A-	250,000	291,453

			1,666,899

Utilities — 6.0%
Ameren Illinois Co., 9.75%, 11/15/18	Baa1, BBB	600,000	789,466
CMS Energy Corp., 6.55%, 07/17/17	Ba1, BB+	300,000	322,418
Exelon Generation Co. LLC, 6.20%, 10/01/17	A3, BBB	650,000	746,430
Florida Power Corp., 6.35%, 09/15/37	A2, A	425,000	570,708
Oklahoma Gas & Electric Co., 6.65%, 07/15/27	A2, BBB+	565,000	739,731
UIL Holdings Corp., 4.63%, 10/01/20	Baa3, BBB-	400,000	414,590

			3,583,343

Total Corporate Bonds (Cost $38,171,740)			40,956,736

The accompanying notes are an integral part of the financial statements.

27

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Principal	Fair Value
		Amount	(Note 2)
MUNICIPAL BONDS — 1.1%
New Jersey — 1.1%
New Jersey Economic Dev. Auth., 1.55%, 06/15/13	Aa3, A+	$650,000	$650,006

Total Municipal Bonds (Cost $650,000)			650,006

MORTGAGE-BACKED SECURITIES — 2.4%
Federal Home Loan Mortgage Corporation Notes, Pool E00530, 6.00%, 01/01/13		3,212	3,417
Federal Home Loan Mortgage Corporation Notes, Pool G01625, 5.00%, 11/01/33		228,024	245,490
Federal Home Loan Mortgage Corporation Notes, Pool G02390, 6.00%, 09/01/36		73,849	81,363
Federal Home Loan Mortgage Corporation Notes, Pool G08097, 6.50%, 11/01/35		66,791	75,528
Federal National Mortgage Association Notes, 2005-29 WC, 4.75%, 04/25/35		125,574	138,469
Federal National Mortgage Association Notes, Pool 254833, 4.50%, 08/01/18		55,540	59,469
Federal National Mortgage Association Notes, Pool 256515, 6.50%, 12/01/36		138,094	155,101
Federal National Mortgage Association Notes, Pool 256639, 5.00%, 02/01/27		112,306	122,155
Federal National Mortgage Association Notes, Pool 256752, 6.00%, 06/01/27		128,398	141,563
Federal National Mortgage Association Notes, Pool 629603, 5.50%, 02/01/17		44,157	47,970
Federal National Mortgage Association Notes, Pool 745412, 5.50%, 12/01/35		159,370	174,168
Federal National Mortgage Association Notes, Pool 838891, 6.00%, 07/01/35		138,369	153,033

Total Mortgage-Backed Securities (Cost $1,267,140)			1,397,726

U.S. AGENCY OBLIGATIONS — 8.1%
Federal Home Loan Banks Notes — 1.3%
Federal Home Loan Banks Notes, 5.25%, 06/18/14		175,000	194,773
Federal Home Loan Banks Notes, 5.50%, 08/13/14		500,000	563,526

			758,299

Federal Home Loan Mortgage Corporation Notes — 0.9%
Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15		500,000	562,060

			562,060

The accompanying notes are an integral part of the financial statements.

28

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Fair Value
	Shares	(Note 2)
U.S. AGENCY OBLIGATIONS — (Continued)
Federal National Mortgage Association Notes — 5.9%
Federal National Mortgage Association Notes, 1.38%, 11/15/16	$100,000	$100,883
Federal National Mortgage Association Notes, 4.88%, 12/15/16 (1)	700,000	824,509
Federal National Mortgage Association Notes, 5.00%, 05/11/17	750,000	890,227
Federal National Mortgage Association Notes, 6.25%, 05/15/29	750,000	1,055,900
Federal National Mortgage Association Notes, 7.25%, 05/15/30 (1)	400,000	624,689

		3,496,208

Total U.S. Agency Obligations (Cost $4,145,534)		4,816,567

U.S. TREASURY OBLIGATIONS — 18.3%
U.S. Treasury Bonds — 11.1%
U.S. Treasury Bonds, 7.50%, 11/15/16	300,000	395,602
U.S. Treasury Bonds, 8.88%, 02/15/19 (1)	1,130,000	1,713,274
U.S. Treasury Bonds, 6.00%, 02/15/26	1,000,000	1,441,250
U.S. Treasury Bonds, 6.38%, 08/15/27	450,000	682,102
U.S. Treasury Bonds, 5.25%, 02/15/29 (1)	500,000	690,781
U.S. Treasury Bonds, 6.25%, 05/15/30	500,000	773,281
U.S. Treasury Bonds, 5.38%, 02/15/31	600,000	855,187

		6,551,477

U.S. Treasury Notes — 7.2%
U.S. Treasury Notes, 2.25%, 07/31/18	500,000	531,797
U.S. Treasury Notes, 4.00%, 08/15/18(1)	500,000	588,867
U.S. Treasury Notes, 3.13%, 05/15/19	750,000	840,938
U.S. Treasury Notes, 3.63%, 02/15/20	750,000	869,824
U.S. Treasury Notes, 2.63%, 11/15/20	500,000	538,281
U.S. Treasury Notes, 2.00%, 11/15/21	895,000	905,208

		4,274,915

Total U.S. Treasury Obligations (Cost $9,152,442)		10,826,392

	Shares
PREFERRED STOCK — 0.5%
Financials — 0.5%
Wachovia Capital Trust IX, 6.375%	12,000	301,200

Total Preferred Stock (Cost $300,000)		301,200

The accompanying notes are an integral part of the financial statements.

29

Wilmington Funds — Fixed Income Funds

Broad Market Bond Fund

     Investments / December 31, 2011 (Unaudited) — continued

		Fair Value
	Shares	(Note 2)
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR LOANED SECURITIES — 8.0%
BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	4,759,077	$4,759,077

Total Short-Term Investments Held as Collateral for Loaned Securities (Cost $4,759,077)(4)		4,759,077

TOTAL INVESTMENTS — 107.5% (Cost $58,445,933)(2)(3)		$63,707,704
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%		(4,464,231)

NET ASSETS — 100.0%		$59,243,473

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

@	Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “accredited investors”. Unless otherwise indicated security is considered liquid.

(1)	Security partially or fully on loan.

(2)	At December 31, 2011, the market value of securities on loan for the Broad Market Bond Fund was $4,661,914.

(3)	The cost for Federal income tax purposes is $58,445,933. At December 31, 2011, net unrealized appreciation was $5,261,771. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $5,428,204, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $166,433.

(4)	See Note 5 in Notes to Financial Statements. PLC — Public Limited Company
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2 —	Level 3 —
	Total	Level 1 —	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Broad Market Bond Fund	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
Corporate Bonds	$40,956,736	$—	$40,956,736	$—
Mortgage-Backed Securities	1,397,726	—	1,397,726	—
U.S. Treasury and Agency Obligations	15,642,959	—	15,642,959	—
Municipal Bonds	650,006	—	650,006	—
Preferred Stocks	301,200	301,200	—	—
Short-Term Investments	4,759,077	4,759,077	—	—

Total	$63,707,704	$5,060,277	$58,647,427	$—

The accompanying notes are an integral part of the financial statements.

30

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
Investments / December 31, 2011 (Unaudited)
(Showing Percentage of Net Assets)

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — 97.5%
Alabama — 0.8%
Univ. of Alabama at Birmingham Hospital Rev. Bonds, Ser. A, 5.75%, 09/01/22	A1, A+	$1,000,000	$1,124,930

			1,124,930

Arizona — 3.2%
Arizona Water Infrastructure Fin. Auth., 5.00%, 10/01/23	Aaa, AAA	3,000,000	3,511,050
Tucson, AZ Certificate Participation Bonds, Public Improvements, Ser. A, (NATL-RE), 5.00%, 07/01/21	Aa3, A+	1,000,000	1,079,480

			4,590,530

California — 7.8%
ABAG Fin. Auth. for Nonprofit Coros, California Rev. Bonds (Windemere Ranch Financing Prog.), Ser. A, (CIFG), 5.00%, 09/02/21	NR, BBB	3,610,000	3,661,262
California Health Facilities Fin. Auth. Rev. Bonds Ser. H, 5.13%, 07/01/22	A2, A	875,000	933,765
Sacramento City Financing Auth. Ser. B, 5.40%, 11/01/20	A1, A	4,000,000	4,456,360
San Francisco, CA City & Cnty., International Airport Rev. Bonds, (AMBAC) Ser. A, 5.25%, 01/01/19	A3, BBB+	1,540,000	1,541,001
State of California, 5.00%, 09/01/19	A1, A-	500,000	598,520

			11,190,908

Colorado — 3.0%
State Water Resources & Pwr. Dev. Auth. Ser. A, 5.00%, 09/01/22	Aaa, AAA	4,000,000	4,360,880

Connecticut — 0.7%
Bristol, CT Resource Recovery Rev. Bonds (Solid Waste Oper. Committee), (AMBAC), 5.00%, 07/01/14	A1, AA	1,000,000	1,050,280

			1,050,280

Georgia — 8.0%
Athens-Clarke Cnty., GA, Unified Govt. Dev. Auth., 5.25%, 07/01/22	Aa3, NR	2,990,000	3,610,574
Fulton Cnty., GA, Dev. Auth., 5.25%, 11/01/24	Aa1, AA+	1,750,000	2,200,538
State of Georgia Ser. C, 5.50%, 07/01/18	Aaa, AAA	1,250,000	1,397,125
State of Georgia Ser. C, 5.00%, 07/01/21	Aaa, AAA	2,000,000	2,366,340
State Road & Tollway Auth. Ser. B, 5.00%, 10/01/19	Aaa, AAA	1,500,000	1,895,970

			11,470,547

The accompanying notes are an integral part of the financial statements.

31

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Illinois — 9.1%
Chicago IL, Board of Educ. (AGM), 5.00%, 12/01/21	Aa3, AA-	$3,000,000	$3,303,660
Chicago IL, Board of Educ. Ref. — Ded. Revs. Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21	Aa3, AA-	1,000,000	1,076,610
Illinois Finance Auth. Rev. Bonds Ser. B, (AGM), 5.25%, 01/01/22	Aa3, NR	2,830,000	3,165,836
State of Illinois Sales Tax Rev., 5.00%, 06/15/19	A1, AAA	1,195,000	1,299,527
State of Illinois Sales Tax Rev., 6.00%, 06/15/26	A1, AAA	2,500,000	3,203,850
State of Illinois (FGIC), 5.00%, 11/01/20	A1, A+	1,000,000	1,002,880

			13,052,363

Indiana — 4.1%
Indiana Finance Auth. Health System Rev. Bonds, 5.00%, 11/01/21	Aa3, NR	2,000,000	2,235,880
Whiting IN Environmental Facility Rev. Bonds, 2.80%, 06/01/44	A2, NR	3,575,000	3,710,349

			5,946,229

Louisiana — 0.8%
Louisiana St Public Facs., Auth. Rev., 5.00%, 10/01/19	A2, A+	1,000,000	1,174,880

			1,174,880

Massachusetts — 3.8%
Commonwealth of Massachusetts (AGM), 5.25%, 09/01/22	Aa1, AA+	250,000	322,345
Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA, Visual & Performing Arts Proj.), 6.00%, 08/01/16	A1, NR	310,000	366,897
State Bay Transportation Auth., 5.50%, 07/01/23	Aa1, AAA	2,000,000	2,602,940
State School Building Auth. (AGM), 5.00%, 08/15/21	Aa1, AA+	2,000,000	2,222,760

			5,514,942

Michigan — 1.6%
Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A, (AGM), 5.00%, 07/01/23	Aa3, AA-	550,000	579,552
Michigan State Hosp. Fin. Auth. Ref. Bonds, 5.00%, 07/15/21	A2, A	1,600,000	1,706,400

			2,285,952

Missouri — 1.5%
St. Louis, MO Muni Fin. Corp., 5.00%, 02/15/17	A1, A	1,890,000	2,140,557

			2,140,557

The accompanying notes are an integral part of the financial statements.

32

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Nevada — 3.9%
Clark Cnty., NV , (AMBAC), 5.00%, 11/01/25	Aa1, AA+	$1,000,000	$1,083,990
Clark Cnty., NV , Highway Impt Rev., 5.00%, 07/01/18	Aa3, AA-	2,000,000	2,356,760
Las Vegas Valley, NV Water District, 5.00%, 06/01/20	Aa2, AA+	2,000,000	2,242,800

			5,683,550

New Jersey — 2.9%
New Jersey Health Care Fac. Fin. Auth., Hackensack Univ. Medical Center, 5.13%, 01/01/21	A3, NR	600,000	652,944
New Jersey St Econ. Dev. Auth., 5.50%, 09/01/25 .	Aa3, AA-	2,250,000	2,675,655
New Jersey State Educ. Fac. Auth. Ref. Bonds Ser. A, 5.00%, 07/01/19	Baa2, BBB+	775,000	835,404

			4,164,003

New York — 7.3%
New York City Ser. E-1, 6.00%, 10/15/23	Aa2, AA	750,000	920,040
New York State Dormitory Auth. (AMBAC), 5.50%, 03/15/25	NR, AAA	1,750,000	2,256,958
New York State Thruway Auth., NY Highway Improv. Rev. Bonds, (AMBAC) Ser. F, 5.00%, 01/01/25	A1, A+	1,000,000	1,077,260
New York Transitional Fin. Auth. Ser. E, 5.00%, 11/01/22	Aa1, AAA	4,125,000	5,050,691
New York, NY Pub. Imps. G.O. Bonds, Ser. D1, 5.00%, 12/01/21	Aa2, AA	1,000,000	1,166,910

			10,471,859

North Carolina — 1.1%
City of Charlotte NC, 5.00%, 12/01/19	Aaa, AAA	1,250,000	1,576,050

			1,576,050

Ohio — 7.7%
Akron Summit Cnty., OH Public Library, 5.00%, 12/01/20	Aa2, NR	1,960,000	2,354,195
City of Akron OH (AMBAC), 5.00%, 12/01/24	Aa3, AA-	1,000,000	1,076,990
Hamilton Cnty., OH Sales Tax Revenue, 5.00%, 12/01/17	A1, NR	1,500,000	1,717,545
State Wtr. Dev. Auth. Ser. B, 5.00%, 06/01/18	Aaa, AAA	3,000,000	3,386,760
State Wtr. Dev. Auth. Ser. B, 5.00%, 12/01/20	Aaa, AAA	2,000,000	2,516,920

			11,052,410

The accompanying notes are an integral part of the financial statements.

33

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Pennsylvania — 6.7%
Allegheny Cnty., PA Hospital Dev. Auth., 5.00%, 10/15/22	Aa3, A+	$1,430,000	$1,634,948
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/22	A2, A-	1,000,000	1,032,750
Hamburg, PA Area School District, 5.50%, 04/01/24	Aa3, AA-	2,405,000	2,817,361
Hempfield Area Sch. Dist. (AGM), 5.25%, 03/15/25	NR, AA-	2,000,000	2,252,920
Pennsylvania State Higher Educ. Facs. Auth. Rev. Bonds, (Philadelphia College of Osteopathic Medicine), 5.00%, 12/01/17	NR, A+	500,000	527,315
Philadelphia, PA Auth. For Indl. Dev. Rev. Bonds Ser. A, 4.90%, 05/01/17	NR, BBB-	280,000	285,230
Philadelphia, PA G.O. Bonds, (CIFG), 5.00%, 08/01/23	A2, BBB	1,000,000	1,052,050

			9,602,574

Texas — 12.7%
Dallas-Fort Worth International Airport Fac. Improv. Corp. Jt. Ser. A, (FGIC), 6.00%, 11/01/28	A1, A+	3,450,000	3,454,175
Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42	A2, A	1,175,000	1,199,898
Lewisville, TX Indep. Sch. Dist., 5.00%, 08/15/17	NR, AAA	1,000,000	1,179,310
San Antonio, TX Indep. Sch. Dist., 5.00%, 08/15/21	Aaa, AAA	5,000,000	5,734,400
Spring, TX Indep. Sch. Dist., 5.00%, 08/15/16	Aaa, AAA	1,000,000	1,181,290
Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp., 5.00%, 02/15/21	Aa3, AA-	5,000,000	5,517,800

			18,266,873

Virginia — 5.1%
Virginia St. Clg. Bldg. Auth. Eductnl. Facs. Rev., 5.00%, 09/01/19	Aa1, AA	6,000,000	7,391,340

			7,391,340

Washington — 5.7%
Central Pugent, WA Sound Regional Transit Auth. (FGIC), 5.25%, 02/01/21	Aa1, AAA	1,750,000	2,182,495
King Cnty., WA (AGM), 5.00%, 06/01/22	Aaa, AAA	1,000,000	1,090,580
Klickitat Cnty., WA Public Utility District No. 1 Ser. B, (FGIC), 5.25%, 12/01/22	A2, NR	2,000,000	2,230,860
Washington State Econ. Dev. Fin. Auth. Biomedical Resh Properties II, (NATL-RE), 5.25%, 06/01/21	Aa1, AA+	1,000,000	1,107,990
The accompanying notes are an integral part of the financial statements.

34

Wilmington Funds — Fixed Income Funds
Municipal Bond Fund
Investments / December 31, 2011 (Unaudited) — continued

	Moody’s/S&P	Principal	Fair Value
	Ratings†	Amount	(Note 2)
MUNICIPAL BONDS — (Continued)
Washington — (Continued)
Washington State Econ. Dev. Fin. Auth. Lease Rev. Washington Biomedical Resh Properties II, (NATL-RE), 5.00%, 06/01/23	Aa1, AA+	$1,510,000	$1,650,022

			8,261,947

Total Municipal Bonds (Cost $133,512,029)			140,373,604

	Shares
SHORT TERM INVESTMENTS — 2.0%
Blackrock Municipal Cash Tax-Exempt Money Market Fund	2,888,915	2,888,915

Total Short-Term Investments (Cost $2,888,915)		2,888,915

TOTAL INVESTMENTS — 99.5% (Cost $136,400,944)(1)		$143,262,519
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		678,254

NET ASSETS — 100.0%		$143,940,773

†	Although certain securities are not rated (NR) by either Moody’s or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

(1)	The cost for federal income tax purposes is $136,400,944. At December 31, 2011, net unrealized appreciation was $6,861,575. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $6,865,377 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $3,802.

AMBAC	—	Credit rating enhanced by guaranty or insurance from AMBAC Indemnity Corp.
CIFG	—	Credit rating enhanced by guaranty or insurance from CIFG.
FGIC	—	Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.
FSA	—	Credit rating enhanced by guaranty or insurance from Financial Security Assurance.
LOC	—	Letter of Credit
PSF-GTD	—	Public School Fund Guarantee
VRDB	—	Variable Rate Demand Bonds
XLCA	—	Credit rating enhanced by guaranty or insurance from XL Capital Assurance.
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2 —	Level 3 —
	Total	Level 1 —	Significant	Significant
	Value at	Quoted	Observable	Unobservable
Municipal Bond Fund	December 31, 2011	Prices	Inputs	Inputs
Investments in Securities:
Municipal Bonds	$140,323,604	$—	$140,373,604	$—
Money Market Mutual Funds	2,888,915	2,888,915	—

Total	$143,262,519	$2,888,915	$140,373,604	$—

The accompanying notes are an integral part of the financial statements.

35

Wilmington Funds — Fixed Income Funds
Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Short/
	Intermediate-
	Term Bond	Broad Market	Municipal
	Fund	Bond Fund	Bond Fund
Assets:
Investment in securities, at value*	$161,274,924	$63,707,704	$143,262,519
Receivable for fund shares sold	50,703	295	46,000
Receivable for investments sold	—	218,198	—
Dividends and interest receivable	1,734,896	744,758	1,607,308
Other assets	8,037	15,426	15,778

Total assets	163,068,560	64,686,381	144,931,605

Liabilities:
Due to custodian	—	15,993	—
Obligation to return securities lending collateral	10,942,518	4,759,077	—
Payable for fund shares redeemed	424,477	548,053	615,163
Accrued advisory fee	45,211	17,840	48,808
Dividend payable	192,174	46,130	254,773
Other accrued expenses	89,696	55,815	72,088

Total liabilities	11,694,076	5,442,908	990,832

Net Assets	$151,374,484	$59,243,473	$143,940,773

Net Assets consist of:
Paid-in capital	$142,609,443	$53,796,991	$136,723,735
Undistributed (distribution in excess of) net investment income	(449)	18,392	(104)
Accumulated net realized gain on investments	50,426	166,319	355,567
Net unrealized appreciation of investments	8,715,064	5,261,771	6,861,575

Net Assets	$151,374,484	$59,243,473	$143,940,773

Net assets by share class:
Institutional Shares	$147,023,750	$57,405,947	$143,111,661
A Shares	4,350,734	1,837,526	829,112

	$151,374,484	$59,243,473	$143,940,773

Shares of beneficial interest outstanding:
($0.01 par value, unlimited shares authorized):
Institutional Shares	13,862,294	5,606,548	10,544,056
A Shares	414,355	179,393	61,106

Net asset value per share:
Institutional Shares (Net asset value (NAV), offering and redemption price)	$10.61	$10.24	$13.57

A Shares (Net asset value (NAV) and redemption price)	$10.50	$10.24	$13.57

A Shares (Offering price — NAV ÷ 0.98)	$10.71	$10.45	$13.85

* Investment in securities, at cost	$152,559,860	$58,445,933	$136,400,944
The accompanying notes are an integral part of the financial statements.

36

Wilmington Funds — Fixed Income Funds
Financial Statements — continued
STATEMENTS OF OPERATIONS
For the Six Month Period Ended December 31, 2011 (Unaudited)

	Short/
	Intermediate-
	Term Bond	Broad Market	Municipal
	Fund	Bond Fund	Bond Fund
Investment Income:
Interest	$2,917,936	$1,311,449	$2,660,315
Dividends	1,943	9,799	951
Securities lending	2,866	1,218	—

Total investment income	2,922,745	1,322,466	2,661,266

Expenses:
Advisory fees	277,214	108,473	252,854
Administration fees	12,945	5,066	11,808
Sub-administration and accounting fees	57,000	32,620	53,311
Custody fees	13,629	6,393	13,631
Transfer agent fees	40,207	12,774	32,189
Distribution fees — A Shares	5,226	2,921	999
Professional fees	29,785	28,570	30,123
Reports to shareholders	9,407	7,261	10,075
Registration fees	14,903	14,644	15,680
Trustees’ fees	12,502	12,502	12,502
Compliance services	5,996	5,993	5,995
Other	16,155	7,435	9,876

Total expenses before fee waivers	494,969	244,652	449,043

Sub-administration and accounting fees waived	—	(1,553)	—

Total expenses, net	494,969	243,099	449,043

Net investment income	2,427,776	1,079,367	2,212,223

Net realized and unrealized gain (loss) on:
Net realized gain on investments	1,941,489	257,837	1,446,007
Realized gain distributions received from investment companies	33	—	11
Net change in unrealized appreciation (depreciation) on investments	(67,121)	1,425,287	4,474,139

Net gain on investments	1,874,401	1,683,124	5,920,157

Net increase in net assets resulting from operations	$4,302,177	$2,762,491	$8,132,380

The accompanying notes are an integral part of the financial statements.

37

Wilmington Funds — Fixed Income Funds
Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Short/Intermediate-Term
	Bond Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,427,776	$5,771,482
Net realized gain from investments	1,941,522	1,849,445
Net change in unrealized appreciation (depreciation) on investments	(67,121)	(131,460)

Net increase in net assets resulting from operations	4,302,177	7,489,467

Distributions to shareholders from:
Net investment income:
Institutional Shares	(2,368,949)	(5,658,188)
A Shares	(58,827)	(103,215)
Net realized gains:
Institutional Shares	(3,236,914)	(3,241,338)
A Shares	(96,547)	(61,772)

Total distributions	(5,761,237)	(9,064,513)

Fund share transactions (See Note 6):
Proceeds from shares sold:
Institutional Shares	10,443,476	31,376,085
A Shares	576,765	1,412,264
Cost of shares issued on reinvestment of distributions:
Institutional Shares	4,139,499	5,932,436
A Shares	149,260	155,514
Cost of shares redeemed:
Institutional Shares	(24,327,904)	(57,073,588)
A Shares	(225,365)	(426,678)

Net increase (decrease) in net assets from Fund share transactions	(9,244,269)	(18,623,967)

Total increase (decrease) in net assets	(10,703,329)	(20,199,013)
Net Assets:
Beginning of Period	162,077,813	182,276,826

End of Period	151,374,484	$162,077,813

Distributions in excess of net investment loss	$(449)	$(449)

The accompanying notes are an integral part of the financial statements.

38

Wilmington Funds — Fixed Income Funds
Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Broad Market
	Bond Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$1,079,367	$2,446,647
Net realized gain from investments	257,837	1,162,627
Net change in unrealized appreciation (depreciation) on investments	1,425,287	(872,950)

Net increase in net assets resulting from operations	2,762,491	2,736,324

Distributions to shareholders from:
Net investment income:
Institutional Shares	(1,041,505)	(2,355,652)
A Shares	(37,862)	(92,853)
Net realized gains:
Institutional Shares	(1,040,480)	(1,104,138)
A Shares	(42,826)	(49,933)

Total distributions	(2,162,673)	(3,602,576)

Fund share transactions (See Note 6):
Proceeds from shares sold:
Institutional Shares	5,190,022	7,987,723
A Shares	189,689	311,440
Cost of shares issued on reinvestment of distributions:
Institutional Shares	1,683,495	2,547,276
A Shares	77,545	131,212
Cost of shares redeemed:
Institutional Shares	(8,989,131)	(15,656,638)
A Shares	(853,146)	(1,038,366)

Net increase (decrease) in net assets from Fund share transactions	(2,701,526)	(5,717,353)

Total increase (decrease) in net assets	(2,101,708)	(6,583,605)
Net Assets:
Beginning of Period	61,345,181	67,928,786

End of Period	$59,243,473	$61,345,181

Undistributed net investment income	$18,392	$18,392

The accompanying notes are an integral part of the financial statements.

39

Wilmington Funds — Fixed Income Funds
Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Municipal
	Bond Fund
	For the
	Six-Month
	Period Ended	For the
	December 31,	Year Ended
	2011	June 30,
	(Unaudited)	2010
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$2,212,223	$5,463,723
Net realized gain from investments	1,446,018	654,624
Net change in unrealized appreciation (depreciation) on investments	4,474,139	(273,365)

Net increase in net assets resulting from operations	8,132,380	5,844,982

Distributions to shareholders from:
Net investment income:
Institutional Shares	(2,201,017)	(5,442,890)
A Shares	(11,205)	(20,833)
Net realized gains:
Institutional Shares	(1,733,845)	(999,078)
A Shares	(10,129)	(3,181)

Total distributions	(3,956,196)	(6,465,982)

Fund share transactions (See Note 6):
Proceeds from shares sold:
Institutional Shares	14,710,652	34,655,128
A Shares	39,187	409,604
Cost of shares issued on reinvestment of distributions:
Institutional Shares	2,112,472	2,386,205
A Shares	18,448	16,031
Cost of shares redeemed:
Institutional Shares	(19,384,404)	(61,153,482)
A Shares	(8,901)	(247,382)

Net increase in net assets from Fund share transactions	(2,512,546)	(23,933,896)

Total increase in net assets	1,663,638	(24,554,896)
Net Assets:
Beginning of Period	142,277,135	166,832,031

End of Period	$143,940,773	$142,277,135

Distributions in excess of net investment loss	$(104)	$(105)

The accompanying notes are an integral part of the financial statements.

40

Wilmington Funds — Fixed Income Funds
Financial Highlights
     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Short/Intermediate-Term Bond Fund — Institutional Shares

Net Asset Value — Beginning of Period	$10.72		$10.80	$10.46	$10.08	$9.88	$9.77

Investment Operations:
Net investment income	0.17		0.35	0.41	0.45	0.45	0.45
Net realized and unrealized gain (loss) on investments	0.13		0.11	0.45	0.38	0.20	0.11

Total from investment operations	0.30		0.46	0.86	0.83	0.65	0.56

Distributions:
From net investment income	(0.17)		(0.35)	(0.41)	(0.45)	(0.45)	(0.45)
From net realized gains	(0.24)		(0.19)	(0.11)	—	—	—

Total distributions	(0.41)		(0.54)	(0.52)	(0.45)	(0.45)	(0.45)

Net Asset Value — End of Period	$10.61		$10.72	$10.80	$10.46	$10.08	$9.88

Total Return	2.78	%**	4.43%	8.34%	8.47%	6.65%	5.78%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.62	%*	0.60%	0.58%	0.60%	0.59%	0.57%
Excluding expense limitations	0.62	%*	0.60%	0.58%	0.60%	0.59%	0.57%
Net investment income	3.07	%*	3.26%	3.85%	4.43%	4.45%	4.52%
Portfolio turnover rate	12	%**	35%	47%	34%	22%	57%
Net assets at end of period (000 omitted)	$147,024		$158,176	$179,489	$152,927	$166,361	$144,387

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

41

Wilmington Funds — Fixed Income Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Short/Intermediate-Term Bond Fund — A Shares

Net Asset Value — Beginning of Period	$10.62		$10.70	$10.36	$9.98	$9.78	$9.67

Investment Operations:
Net investment income	0.15		0.32	0.36	0.42	0.42	0.42
Net realized and unrealized gain (loss) on investments	0.12		0.11	0.47	0.38	0.20	0.11

Total from investment operations	0.27		0.43	0.83	0.80	0.62	0.53

Distributions:
From net investment income	(0.15)		(0.32)	(0.38)	(0.42)	(0.42)	(0.42)
From net realized gains	(0.24)		(0.19)	(0.11)	—	—	—

Total distributions	(0.39)		(0.51)	(0.49)	(0.42)	(0.42)	(0.42)

Net Asset Value — End of Period	$10.50		$10.62	$10.70	$10.36	$9.98	$9.78

Total Return[1]	2.56	%**	4.18%	8.11%	8.25%	6.40%	5.53%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.87	%*	0.85%	0.83%	0.85%	0.84%	0.82%
Excluding expense limitations	0.87	%*	0.85%	0.83%	0.85%	0.84%	0.82%
Net investment income	2.81	%*	3.01%	3.46%	4.21%	4.20%	4.26%
Portfolio turnover rate	12	%**	35%	47%	34%	22%	57%
Net assets at end of period (000 omitted)	$4,351		$3,902	$2,788	$351	$151	$169

[1]	Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

42

Wilmington Funds — Fixed Income Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Broad Market Bond Fund — Institutional Shares

Net Asset Value — Beginning of Period	$10.15		$10.28	$9.89	$9.62	$9.57	$9.41

Investment Operations:
Net investment income	0.18		0.38	0.43	0.44	0.45	0.44
Net realized and unrealized gain (loss) on investments	0.28		0.05	0.62	0.27	0.12	0.16

Total from investment operations	0.46		0.43	1.05	0.71	0.57	0.60

Distributions:
From net investment income	(0.18)		(0.38)	(0.43)	(0.44)	(0.45)	(0.44)
From net realized gains	(0.19)		(0.18)	(0.23)	—	(0.07)	—

Total distributions	(0.37)		(0.56)	(0.66)	(0.44)	(0.52)	(0.44)

Net Asset Value — End of Period	$10.24		$10.15	$10.28	$9.89	$9.62	$9.57

Total Return	4.57	%**	4.23%	10.96%	7.56%	6.03%	6.47%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.77	%*	0.77%	0.72%	0.72%	0.71%	0.70%
Excluding expense limitations	0.78	%*	0.77%	0.72%	0.72%	0.71%	0.70%
Net investment income	3.49	%*	3.67%	4.29%	4.51%	4.63%	4.60%
Portfolio turnover rate	10	%**	30%	43%	40%	26%	33%
Net assets at end of period (000 omitted)	$57,406		$58,942	$64,891	$63,232	$68,505	$68,905

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

43

Wilmington Funds — Fixed Income Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Broad Market Bond Fund — A Shares

Net Asset Value — Beginning of Period	$10.15		$10.28	$9.89	$9.62	$9.58	$9.41

Investment Operations:
Net investment income	0.17		0.35	0.40	0.42	0.42	0.42
Net realized and unrealized gain (loss) on investments	0.28		0.05	0.62	0.27	0.11	0.17

Total from investment operations	0.45		0.40	1.02	0.69	0.53	0.59

Distributions:
From net investment income	(0.17)		(0.35)	(0.40)	(0.42)	(0.42)	(0.42)
From net realized gains	(0.19)		(0.18)	(0.23)	—	(0.07)	—

Total distributions	(0.36)		(0.53)	(0.63)	(0.42)	(0.49)	(0.42)

Net Asset Value — End of Period	$10.24		$10.15	$10.28	$9.89	$9.62	$9.58

Total Return[1]	7.13	%**	3.97%	10.68%	7.34%	5.64%	6.35%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	1.02	%*	1.02%	0.96%	1.00%	0.96%	0.95%
Excluding expense limitations	1.03	%*	1.02%	0.97%	1.01%	0.96%	0.95%
Net investment income	3.24	%*	3.43%	3.98%	4.33%	4.37%	4.39%
Portfolio turnover rate	10	%**	30%	43%	40%	26%	33%
Net assets at end of period (000 omitted)	$1,838		$2,403	$3,038	$1,467	$11	$11

[1]	Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

44

Wilmington Funds — Fixed Income Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Municipal Bond Fund — Institutional Shares

Net Asset Value — Beginning of Period	$13.19		$13.22	$12.64	$12.79	$12.75	$12.66

Investment Operations:
Net investment income	0.21		0.45	0.49	0.50	0.48	0.43
Net realized and unrealized gain (loss) on investments	0.55		0.05	0.61	(0.10)	0.04	0.09

Total from investment operations	0.76		0.50	1.10	0.40	0.52	0.52

Distributions:
From net investment income	(0.21)		(0.45)	(0.49)	(0.50)	(0.48)	(0.43)
From net realized gains	(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total distributions	(0.38)		(0.53)	(0.52)	(0.55)	(0.48)	(0.43)

Net Asset Value — End of Period	$13.57		$13.19	$13.22	$12.64	$12.79	$12.75

Total Return	5.76	%*	3.90%	8.84%	3.27%	4.09%	4.15%

Ratios (to average net assets)/ Supplemental Data:
Expenses:
Including expense limitations	0.62	%*	0.61%	0.60%	0.62%	0.61%	0.65%
Excluding expense limitations	0.62	%*	0.61%	0.60%	0.62%	0.61%	0.65%
Net investment income	3.06	%*	3.44%	3.79%	3.99%	3.70%	3.37%
Portfolio turnover rate	34	%**	30%	44%	19%	37%	56%
Net assets at end of period (000 omitted)	$143,112		$141,519	$166,253	$135,073	$134,272	$113,118

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

45

Wilmington Funds — Fixed Income Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Municipal Bond Fund — A Shares
Net Asset Value — Beginning of Period	$13.18		$13.22	$12.64	$12.79	$12.75	$12.66

Investment Operations:
Net investment income	0.19		0.42	0.46	0.47	0.45	0.40
Net realized and unrealized gain (loss) on investments	0.56		0.04	0.61	(0.10)	0.04	0.09

Total from investment operations	0.75		0.46	1.07	0.37	0.49	0.49

Distributions:
From net investment income	(0.19)		(0.42)	(0.46)	(0.47)	(0.45)	(0.40)
From net realized gains	(0.17)		(0.08)	(0.03)	(0.05)	—	—

Total distributions	(0.36)		(0.50)	(0.49)	(0.52)	(0.45)	(0.40)

Net Asset Value — End of Period	$13.57		$13.18	$13.22	$12.64	$12.79	$12.75

Total Return[1]	5.71	%**	3.56%	8.57%	3.04%	3.86%	3.92%

Ratios (to average net assets)/Supplemental Data:
Expenses:
Including expense limitations	0.87	%*	0.86%	0.85%	0.87%	0.86%	0.90%
Excluding expense limitations	0.87	%*	0.86%	0.85%	0.87%	0.86%	0.90%
Net investment income	2.80	%*	3.20%	3.55%	3.50%	3.48%	3.15%
Portfolio turnover rate	34	%**	30%	44%	19%	37%	56%
Net assets at end of period (000 omitted)	$829		$758	$579	$164	$11	$10

[1]	Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

*	Annualized.

**	Not annualized.
The accompanying notes are an integral part of the financial statements.

46

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements
1.	Description of the Fund. WT Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2011, the Trust offered 12 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund (“Short/Intermediate-Term Bond Fund”), Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”) and Wilmington Municipal Bond Fund (“Municipal Bond Fund”) (each, a “Fund” and collectively, the “Funds”).

Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing

47

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Distributions. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

48

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
3.	Advisory Fees and Other Transactions with Affiliates. Rodney Square Management Corporation (“RSMC”), an indirect wholly owned subsidiary of M&T Bank Corporation, a New York Corporation (“M&T”), serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund’s first $1 billion of average daily net assets; 0.30% of the Fund’s next $1 billion of average daily net assets; and 0.25% of the Fund’s average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC (“WTIM”), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

The Funds’ Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations.

RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2011 were $2,108, $831 and $1,985 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

Compensation of Trustees and Officers. Except for the Funds’ Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the “Plan”), disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Distribution Fees. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund’s average daily net assets of the A Shares.

49

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
Wilmington Trust Company (“WTC”), an affiliate of RSMC, serves as custodian to the Funds, and The Bank of New York Mellon serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays The Bank of New York Mellon for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2011 were $12,394, $6,184 and $9,706 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

4.	Investment Securities Transactions. During the six-month period ended December 31, 2011, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

	Short/Intermediate-	Broad Market	Municipal
	Term Bond Fund	Bond Fund	Bond Fund
Purchases	$8,952,536	$2,871,965	$47,455,231
Sales	16,223,481	6,372,419	53,391,307

Purchases and sales of long-term U.S. Government and agency securities during the six-month period ended December 31, 2011, were as follows:

	Short/Intermediate-	Broad Market	Municipal
	Term Bond Fund	Bond Fund	Bond Fund
Purchases	$8,893,667	$2,848,760	$—
Sales	13,950,758	1,559,615	—
5.	Securities Lending Agreement. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with The Bank of New York Mellon. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of a Fund and, as such, a Fund is liable for investment losses. The Bank of New York Mellon and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by a Fund. Each Fund records securities lending income net of such allocations.

In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, The Bank of New York Mellon has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by The Bank of New York Mellon, realization and/or retention of the collateral may be subject to legal proceedings.

50

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
6.	Capital Share Transactions. Transactions in shares of capital stock for the six-month period ended December 31, 2011 and the year ended June 30, 2011 for the Institutional Shares and A Shares were as follows:

	For the Six-Month
	Period Ended		For the Year Ended
	December 31, 2011		June 30, 2011
	Institutional		Institutional
	Shares	A Shares	Shares	A Shares
Short/Intermediate-Term Bond Fund
Sold	964,895	53,703	2,896,779	132,445
Issued on reinvestment of distributions	389,255	14,146	554,697	14,658
Redeemed	(2,245,136)	(21,077)	(5,315,185)	(40,150)

Net Increase	(890,986)	46,772	(1,863,709)	106,953

Broad Market Bond Fund
Sold	502,062	18,276	782,239	30,117
Issued on reinvestment of distributions	164,284	7,565	250,515	12,883
Redeemed	(867,526)	(83,155)	(1,539,149)	(101,819)

Net Increase	(201,180)	(57,314)	(506,395)	(58,819)

Municipal Bond Fund
Sold	1,095,439	2,905	2,623,517	31,504
Issued on reinvestment of distributions	156,591	1,370	181,311	1,218
Redeemed	(1,439,382)	(659)	(4,648,399)	(19,039)

Net Increase	(187,352)	3,616	(1,843,571)	13,683

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

51

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
         The tax character of distributions paid for the six-month period ended December 31, 2011 and the year ended June 30, 2011 were as follows:

	Short/Intermediate-	Broad Market	Municipal
	Term Bond Fund	Bond Fund	Bond Fund
Six-Month Period Ended December 31, 2011
Ordinary income	$2,427,776	$1,079,367	$—
Tax-exempt income	—	—	2,212,222
Long-term capital gains	3,333,461	1,083,306	1,743,974

	Short/Intermediate-	Broad Market	Municipal
	Term Bond Fund	Bond Fund	Bond Fund
Year Ended June 30, 2011
Ordinary income	$6,712,319	$2,774,394	$422,301
Tax-exempt income	—	—	5,155,523
Long-term capital gains	2,352,194	828,182	888,158
The components of accumulated earnings/(deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2011.

The differences between book basis and tax basis components of earnings (deficit) are attributable to deferred trustee’s compensation and dividends payable.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. At December 31, 2011, there were no capital loss carryforwards for any of the Funds.

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

9.	Recent Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

10.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires disclosure in the financial statements.

52

Wilmington Funds — Fixed Income Funds
Notes to Financial Statements — continued
Shareholders of each series of the WT Mutual Fund (the “Wilmington Funds”) have been mailed a notice of a special meeting of shareholders to be held February 21, 2012. The purpose of the meeting is to vote on a proposal to reorganize each of the Wilmington Funds into a corresponding fund and share class of the MTB Group of Funds (the “MTB Trust”). The Wilmington Funds’ investment advisor, Rodney Square Management Corporation (“RSMC”), believes that combining the Wilmington Funds and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The proposal has been carefully reviewed by the Board of Trustees for the Wilmington Funds, and after reviewing RSMC’s recommendation, has determined that the best course of action is to seek to reorganize the Wilmington Funds into the MTB Trust.

The following is a listing of each Wilmington Fund (“Target Fund”) included in this shareholder report and the corresponding Series of the MTB Trust (“Acquiring Fund”) that is proposed to be acquiring the Wilmington Fund.

Target Fund	Acquiring Fund
Wilmington Short/Intermediate-Term Bond Fund	MTB Intermediate-Term Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Municipal Bond Fund	Wilmington Municipal Bond Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

Wilmington Broad Market Bond Fund	MTB Income Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

53

Wilmington Funds — Fixed Income Funds
Trustees and Officers
WT Mutual Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.
The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust’s investment adviser, or the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Each person who is not an “interested person” of the Trust’s investment advisers or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.
Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.
The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds’ website at www.wilmingtonfunds.com.
INTERESTED TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT J. CHRISTIAN[2]	Trustee	Retired since February 2006; Executive
Date of Birth: 2/49		Vice President of Wilmington Trust
	Shall serve until death,	Company from February 1996 to
12 Funds	resignation or removal.	February 2006; President of Rodney
	Trustee since October 1998,	Square Management Corporation
	President and Chairman of	(“RSMC”) from 1996 to 2005; Vice
	the Board from October 1998	President of RSMC 2005 to 2006.
to January 2006.
FundVantage Trust (33 portfolios);
Optimum Fund Trust (6 portfolios)
(registered investment companies).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

[2]	Mr. Christian is an “Interested Trustee” by reason of his previous employment with RSMC, the investment adviser to the Trust.

54

Wilmington Funds — Fixed Income Funds
Trustees and Officers — continued
INDEPENDENT TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee
ROBERT ARNOLD	Trustee	Founder and Managing Director, R.H.
Date of Birth: 3/44		Arnold & Co., Inc. (financial consulting)
	Shall serve until death,	since 1989.
12 Funds	resignation or removal.
	Trustee since May 1997.	First Potomac Realty Trust (real estate
investment trust).

DR. ERIC BRUCKER	Trustee	Professor of Economics, Widener
Date of Birth: 12/41		University since 2002; formerly Dean,
	Shall serve until death,	School of Business Administration of
12 Funds	resignation or removal.	Widener University from 2001 to 2004.
Trustee since October 1999.
None

NICHOLAS GIORDANO	Trustee and Chairman of	Consultant, financial services
Date of Birth: 3/43	the Board	organizations from 1997 to present;
Interim President, LaSalle University
12 Funds	Shall serve until death,	from 1998 to 1999; President and Chief
	resignation or removal.	Executive Officer, Philadelphia Stock
	Trustee since October 1998.	Exchange from 1981 to 1997.
Kalmar Pooled Investment Trust;
The RBB Fund, Inc. (19 portfolios)
(registered investment companies);
Independence Blue Cross; IntriCon
Corporation (body-worn device
manufacturer).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

55

Wilmington Funds — Fixed Income Funds
Trustees and Officers — continued
EXECUTIVE OFFICERS

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held
JOHN J. KELLEY	President & Chief Executive	President of Rodney Square Management
1100 North Market Street	Officer	Corporation (“RSMC”) since 2008; Vice
Wilmington, DE 19890		President of Wilmington Trust Investment
Date of Birth: 9/59	Shall serve at the pleasure of	Management, LLC (“WTIM”) since
	the Board and until successor	2005; Member of the Board of Managers
	is elected and qualified.	of WTIM; Vice President of PNC Global
	Officer since September 2005.	Investment Servicing (U.S.), Inc. from
January 2005 to July 2005; Vice President
of Administration, 1838 Investment
Advisors, LP from 1999 to 2005; Chief
Compliance Officer, 1838 Investment
Advisors, LP from 2004 to 2005.

N/A

CLAYTON M. ALBRIGHT	Vice President	Managing Director, Fixed Income
1100 North Market Street		Management, Wilmington Trust since
Wilmington, DE 19890	Shall serve at the pleasure of	2007; Director, Fixed Income Research
Date of Birth: 9/53	the Board and until successor	and Portfolio Manager, Wilmington Trust
	is elected and qualified.	from 1996 to 2007; Vice President,
	Officer since October 1998.	Rodney Square Management Corporation
RSMC since 2001; Vice President of
WTIM since 2006; Vice President,
Wilmington Trust Company since 1997.

N/A

JOSEPH M. FAHEY, JR.	Vice President	Investment Adviser, WTIM since 2003;
1100 North Market Street		Vice President, RSMC since 1992.
Wilmington, DE 19890	Shall serve at the pleasure of
Date of Birth: 1/57	the Board and until successor	N/A
is elected and qualified.
Officer since November 1999.

JOHN C. MCDONNELL	Vice President, Chief	Director of Mutual Fund Administration,
1100 North Market Street	Financial Officer & Treasurer	WTIM, since October 2005; Audit and
Wilmington, DE 19890		Assurance — Senior, Deloitte (public
Date of Birth: 4/66	Shall serve at the pleasure of	accounting) from September 2004 to
	the Board and until successor	October 2005; Mutual Fund
	is elected and qualified.	Administration, 1838 Investment
	Officer since November 2005.	Advisors, LP from March 1999 to
September 2004.

N/A

56

Wilmington Funds — Fixed Income Funds
Trustees and Officers — continued
EXECUTIVE OFFICERS (continued)

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held
ANNA M. BENCROWSKY	Vice President, Chief	Chief Compliance Officer, WTIM since
1100 North Market Street	Compliance Officer & Anti-	2007; Vice President, WTIM since 2004;
Wilmington, DE 19890	Money Laundering Officer	Vice President and Chief Compliance
Date of Birth: 5/51		Officer, RSMC since 2004; Vice
	Shall serve at the pleasure of	President and Chief Compliance Officer,
	the Board and until successor	1838 Investment Advisors, LP from
	is elected and qualified;	1999 to 2004.
Officer since September 2004.
N/A

EDWARD W. DIFFIN, JR.	Vice President & Secretary	Director of Mutual Fund Regulatory
1100 North Market Street		Administration of WTIM since November
Wilmington, DE 19890	Shall serve at the pleasure of	2006; Coleman Counsel Per Diem from
Date of Birth: 1/52	the Board and until successor	November 2005 to November 2006; Vice
	is elected and qualified;	President and Senior Counsel of Merrill
	Officer since February 2007.	Lynch & Co., Inc. from 1994 to 2005.

N/A

57

Wilmington Funds — Fixed Income Funds
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website listed above.

WT Mutual Fund
Privacy Policy
Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.
Information We Collect
We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.
Information We Disclose
We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.
Our Security Procedures
To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal and state law standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with federal and state regulations.

58

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TRUSTEES	OFFICERS
Nicholas A. Giordano	John J. Kelley
Chairman of the Board	President & Chief Executive Officer

John C. McDonnell
Robert H. Arnold	Vice President, Chief Financial Officer
& Treasurer

Dr. Eric Brucker
Edward W. Diffin Jr.
Vice President & Secretary

Robert J. Christian
Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

ASSET ALLOCATION FUNDS
SEMI-ANNUAL REPORT | December 31, 2011

Wilmington Funds — Asset Allocation Funds
Definition of Indices
It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.
Barclays Capital U.S. Aggregate Index is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, Corporate, MBS, ABS and CMBS sectors.
Barclays Capital U.S. Intermediate Corporate Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.
Barclays Capital U.S. Intermediate Government/Credit Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.
Barclays Capital U.S. Intermediate Government Index is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes Treasuries and U.S. agency debentures (publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government) with a maturity range between 1 and 10 years.
Barclays Capital U.S. Corporate High-Yield Index is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.
Barclays Capital World Government Inflation-Linked Bond Index measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA-otherwise.
Dow Jones Global Aggressive Portfolio IndexSM and Dow Jones Global Moderately Conservative Portfolio IndexSM measure the performance of aggressive and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones (“DJ”) Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

1

Wilmington Funds — Asset Allocation Funds

      Definition of Indices — continued
Dow Jones-UBS Commodity Index Total ReturnSM is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.
MSCI All Country World ex-US Index (ACWI ex-US) is a free float-adjusted market capitalization weighted index that is designed to measure the large-cap and mid-cap equity market performance of developed and emerging markets excluding the U.S. market. The MSCI All Country World ex-US Investable Market Index (ACWI IMI ex-US) is designed to also include the small-cap equity market performance which is not included in the ACWI ex-US. The ACWI ex-US and ACWI IMI ex-US Indices consisted of 45 country indices comprising 22 developed and 23 emerging market country indices.
MSCI Europe Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of the developed markets in Europe. The index consists of the following 16 developed market country indices: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and the United Kingdom.
National Association of Home Builders (NAHB) — Wells Fargo Housing Market Index is based on a monthly survey of NAHB members designed to take the pulse of the single-family housing market. The survey asks respondents to rate market conditions for the sale of new homes at the present time and in the next 6 months as well as the traffic of prospective buyers of new homes.
Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.
Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
Russell 1000® Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Standard & Poor’s 500 Index (S&P 500®) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.
Chicago Board Options Exchange (CBOE) Volatility Index® (VIX® Index) is a key measure of market expectations of near-term volatility conveyed by S&P 500 stock index option prices.
The Dow Jones Indices are a service mark of Dow Jones & Company, Inc.
MSCI are trademarks of Morgan Stanley Capital International.
Barclays Capital U.S. Aggregate Bond Index, Barclays Capital U.S. Intermediate Corporate Index, Barclays Capital U.S. Intermediate Government/Credit Index, Barclays Capital U.S. Intermediate Government Index Barclays Capital U.S. Corporate High-Yield Index, and Barclays Capital World Government Inflation-Linked Bond Index © Barclays Capital.
The Russell Indices are trademarks of Frank Russell Company.
S&P Indices are a registered trademark of Standard & Poor’s Corporation, Inc., a division of the McGraw-Hill Companies.

2

Wilmington Funds — Asset Allocation Funds

     President’s Message
Dear Shareholder:
Virtually all major equity indices posted negative returns for the Asset Allocation Funds’ semi-annual period from July 1, 2011 through December 31, 2011. For the six-month period, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned -5.0%, -4.6%, and -9.8% respectively. International equity benchmarks posted greater losses, with the MSCI EAFE (Net) Index returning -16.3%, and the MSCI Emerging Markets (Net) Index returning -19.1% for the six-month period.
Fixed income markets were the beneficiaries of a flight to safety, particularly in the first half of the semi-annual period, with most aggregate bond indices finishing with gains over the span. The broad taxable fixed income market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned +5.0% for the six-month period ending December 31, 2011. The risk-off trade was on, and higher risk portions of the market produced returns that were more restrained. High-yield bonds as measured by the Barclays Capital U.S. Corporate High-Yield Index produced flat returns for the semi-annual period.
The deleterious macro effects of the European debt crisis continued to plague global equity markets in the second half of calendar year 2011, particularly in the third quarter. During the third quarter, the VIX Index regularly traded above 40, while the Euro plunged. Markets improved during the fourth quarter, driven more by incrementally positive news on the domestic economy than by any hope of resolution of the issues in Europe. Improvement in sentiment in the domestic housing market was notable in the fourth quarter, with the National Association of Home Builders — Wells Fargo Housing Market Index rising from 14 to 21 during the period.
The domestic economy has proven resilient entering the election year of 2012. Global growth has slowed, and many central banks, including those of emerging market countries, are in easing mode. The seemingly unyielding impediment of the European debt crisis remains, however, and the volatility it creates serves as sand in the gears of global markets waiting to recover.
Wilmington Aggressive Asset Allocation Fund
Institutional Shares of Wilmington Aggressive Asset Allocation Fund (the “Aggressive Fund” or “Fund”) recorded a total return of -9.84% for the six months ended December 31, 2011.1 The Fund trailed its benchmark, the Aggressive Blended Index, which returned -9.12% during the six-month period. The Aggressive Blended Index is based on a weighting of the following indices: Russell 3000 Index (55%), MSCI All Country World ex-US Investable Market Index (35%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%).
The Aggressive Fund entered the semi-annual period with a combination of modest active allocation positions. The Fund was positioned with an approximate 4 percent overweight to small-cap domestic equities, an approximate 5 percent underweight to inflation hedges, an approximate 4 percent underweight to international developed equities, and a 5 percent allocation to high-yield fixed income, which is not represented in the benchmark. Additionally, the Fund was tilted toward growth in the international developed equity allocation.

1	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fee (12b-1).

3

Wilmington Funds — Asset Allocation Funds

     President’s Message — continued
The second half of calendar year 2011 was a tale of two quarters. The third quarter, particularly the month of September, was an especially difficult period for risky assets. Concerns surrounding the European sovereign debt crisis weighed on markets, and exposure to risky assets was punished.
The fourth quarter yielded positive returns for most risky asset classes in a partial reversal of the difficult third quarter results. Performance was differentiated, however, as lingering concerns surrounding the European sovereign debt crisis weighed more heavily on international equities than domestic. Domestic equities were buoyed by incrementally positive news on the domestic economy, including a surprisingly strong rebound in housing sentiment.
Tactical reweighting activity within the Aggressive Fund focused on risk reduction in the second half of the six-month period. The first tactical shift was implemented to begin the fourth quarter, and involved a reallocation of 5 percent from domestic small-cap equity to domestic large-cap equity. Coinciding with this shift, the domestic large-cap and small-cap equity classes were tilted to growth. The second tactical shift, implemented in the final month of calendar year 2011, involved a reallocation of 4 percent from international small-cap equity to international developed equity.
The performance spread between international and domestic equities was substantial during the semi-annual period, and the tactical overweight of domestic equities versus international in the Aggressive Fund was effective in capturing the benefits of this spread during the period. International equities, as measured by the MSCI ACWI ex-US IMI (Net) Index returned -17.2% for the six-month period ended December 31, 2011, while domestic equities, as measured by the Russell 3000 Index, returned -5.0%.
The tactical overweight to domestic small-cap equities penalized performance in the first half of the six-month period. As mentioned earlier, this overweight position was neutralized in a tactical shift at the start of the fourth quarter. The allocation to high-yield fixed income was beneficial to performance, with the high-yield benchmark comfortably outdistancing the Aggressive Blended Index during the six-month period. High-yield fixed income, as measured by the Barclays Capital U.S. Corporate High-Yield Index, finished flat for the six-month period ended December 31, 2011, while the benchmark Aggressive Blended Index returned -9.8% over the span.
The performance of the active money managers who sub-advise portions of the underlying funds in which the Aggressive Fund invests was mixed and, on a weighted basis, tended to penalize performance during the semi-annual period.
The following performance table compares the performance of the Aggressive Fund with that of the Aggressive Blended Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, the Dow Jones Global Aggressive Portfolio Index (DJ Aggressive Index), and the S&P 500 Index.

4

Wilmington Funds — Asset Allocation Funds

      President’s Message — continued
Aggressive Asset Allocation Fund

	Average Annual Total Returns for the periods ended December 31, 2011
				Since Inception	Since Inception
	Six			Date of	Date of
	Months	1 Year	5 Years	Dec. 20, 2005[1]	July 15, 2003[2]
Aggressive Fund
— Institutional Shares	-9.84%	-5.73%	-2.07%	0.91%	4.77%
— A Shares (with sales charge) [3]	-13.09%	-9.26%	-2.99%	0.08%	4.03%
— A Shares at NAV	-9.92%	-5.93%	-2.30%	0.66%	4.47%
Aggressive Blended Index	-9.12%	-4.46%	-0.63%	2.41%	6.65%
Russell 3000 Index	-5.01%	1.03%	-0.01%	2.33%	5.25%
MSCI All Country World ex-US Investable Market Index	-17.22%	-14.31%	-2.74%	1.68%	8.29%
DJ Aggressive Index	-10.13%	-5.13%	0.29%	3.09%	7.84%
S&P 500 Index	-3.69%	2.11%	-0.25%	2.11%	4.83%
Fund Expense Ratios4: Institutional Shares – 1.04% (gross & net),
                                     A Shares – 1.29% (gross & net)

Effective January 1, 2011, the Fund changed the indices it measures its performance against from the DJ Aggressive Index and S&P 500 Index to the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and the Aggressive Blended Index. This change was made to align the indices with the asset allocation of the Fund.
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested. The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

[1]	The Since Inception returns shown are for the period December 20, 2005 (commencement of operations for the Aggressive Fund) through December 31, 2011, which is the period the Aggressive Fund has operated as a mutual fund.

[2]	The returns shown are for the period July 15, 2003 (commencement of operations for the Aggressive Allocation CTF) through December 31, 2011. The Aggressive Fund’s performance includes the restated performance of the Aggressive Allocation CTF (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Aggressive Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Aggressive Allocation CTF had been registered under the 1940 Act, its performance may have been different.

[3]	Performance reflects the deduction of the 3.50% maximum front-end sales charge.

[4]	The expense ratios shown are from the most recent prospectus dated November 1, 2011. Net expenses are reduced by contractual and voluntary fee waiver agreements and gross expenses do not reflect the fee waivers. Expense ratios shown also include acquired fund fees and expenses.

5

Wilmington Funds — Asset Allocation Funds

     President’s Message — continued
Wilmington Conservative Asset Allocation Fund
Institutional Shares of Wilmington Conservative Asset Allocation Fund (the “Conservative Fund” or “Fund”) recorded a total return of -2.75% for the six-month period ended December 31, 2011.1 The Fund trailed its benchmark, the Conservative Blended Index, which returned -1.97% during the six-month period. The Conservative Blended Index is based on a weighting of the following indices: Barclays Capital U.S. Intermediate Government/Credit Index (55%), Russell 3000 Index (20%), MSCI All Country World ex-US Investable Market Index (15%), Barclays Capital World Government Inflation-Linked Bond (ILB) Index (hedged USD) (5%), S&P Global Developed Property Index (3.5%), and the Dow Jones-UBS Commodity Index (1.5%).
There are two primary drivers of the Conservative Fund’s relative performance—the asset allocation decisions we make and the relative performance contribution of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation positioning hindered the Fund during the six months ended December 31.
The Fund was positioned with a modestly higher risk exposure entering the semi-annual period, with a 10 percent underweight to core bonds, a 10 percent position in high-yield fixed income, a 5 percent overweight to equities, and a 5 percent underweight to real assets. Core bonds outperformed risky asset classes by a wide margin in the second half of calendar year 2011, particularly in the third quarter, and the Conservative Fund’s overweight in risky assets penalized performance during the period. Core bonds, as measured by the Barclays Capital U.S. Intermediate Government/Credit Index, returned +3.3% during the six-month period ended December 31, 2011. By comparison, international equities, as measured by the MSCI ACWI ex-US IMI (Net) Index returned -17.2% for the six-month period, domestic equities, as measured by the Russell 3000 Index, returned -5.0%, and high-yield fixed income, as measured by the Barclays Capital U.S. Corporate High-Yield Index, finished flat.
Like the Aggressive Fund, tactical reweighting activity within the Conservative Fund focused on risk reduction in the second half of the six-month period. The first tactical shift was implemented to begin the fourth quarter, and involved a reallocation of 2 percent from domestic small-cap equity to domestic large-cap equity. Coinciding with this shift, the domestic large-cap and small-cap equity classes were tilted to growth. This tactical shift penalized performance, as small-cap outperformed large-cap during the fourth quarter period. The second tactical shift, implemented in the final month of the quarter, involved a reallocation of 5 percent to cash from domestic and international equities. This shift proved largely neutral to performance.
The performance of the active money managers who sub-advise portions of the underlying funds in which the Conservative Fund invests was mixed, and tended to penalize relative performance. The largest component of the Fund’s fixed income and overall allocation, the Wilmington Short/Intermediate-Term Bond Fund (approximately 45% of assets at calendar year end — December 31, 2011) delivered a modest underperformance to its benchmark for the semi-annual period (+2.78% vs. +3.25%). Within the equity funds, the Wilmington Multi-Manager International Fund, trailed its benchmark, the MSCI All Country World (Net) ex-US Index, by 241 basis points for the six-month period (-19.28% vs. -16.87%). The Wilmington Large-Cap and Small-Cap Strategy Funds performed approximately in-line with their respective benchmarks.

[1]	For purposes of this letter, we utilize the investment returns for the Fund’s Institutional Shares. The performance of A Shares are lower than Institutional Shares because they are subject to a maximum front-end sales charge of 3.50% and additional expenses such as 0.25% distribution fee (12b-1).

6

Wilmington Funds — Asset Allocation Funds

     President’s Message — continued
The following graph and performance table compares the performance of the Conservative Fund with that of the Conservative Blended Index, the Barclays Capital U.S. Intermediate Government/Credit Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, the Dow Jones Global Moderately Conservative Portfolio Index (DJ Moderately Conservative Index) and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index.
Conservative Asset Allocation Fund

	Average Annual Total Returns for the periods ended December 31, 2011
				Since Inception	Since Inception
	Six			Date of	Date of
	Months	1 Year	5 Years	Dec. 20, 2005[1]	Sept. 1, 2003[2]
Conservative Fund
— Institutional Shares	-2.75%	0.89%	2.62%	3.62%	4.57%
— A Shares (with sales charge) [3]	-6.15%	-2.76%	1.65%	2.78%	3.84%
— A Shares at NAV	-2.78%	0.73%	2.37%	3.39%	4.28%
Conservative Blended Index	-1.97%	1.54%	3.51%	4.66%	6.05%
Barclays Capital U.S. Intermediate Government/Credit Index	3.25%	5.80%	5.88%	5.58%	4.87%
Russell 3000 Index	-5.01%	1.03%	-0.01%	2.33%	5.21%
MSCI All Country World ex-US Investable Market Index	-17.22%	-14.31%	-2.74%	1.68%	7.99%
DJ Moderately Conservative Index	-1.01%	2.98%	4.06%	4.72%	6.31%
Blended Index:
40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index	0.67%	4.60%	3.84%	4.56%	5.15%
Fund Expense Ratios4: Institutional Shares – 0.91% (gross & net),
                                          A Shares – 1.16% (gross & net)

Effective January 1, 2011, the Fund changed the indices it measures its performance against from the DJ Moderately Conservative Index and a blended index of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index (BCIGC Index), to measuring its performance against the BCIGS Index, the Russell 3000 Index, the MSCI All Country World ex-US Investable Market Index, and the Conservative Blended Index. This change was made to align the indices with the asset allocation of the Fund.
Performance shown represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Total returns shown in the table assume the reinvestment of all distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of shares. Total returns would be lower had certain fees and expenses not been waived and/or reimbursed. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
The Fund is not insured by the FDIC or any other governmental agency, is not a deposit of any bank or entity, and is subject to investment risks, including the possible loss of principal amount invested. The Fund is not guaranteed or insured by Wilmington Trust or M&T Bank.

7

Wilmington Funds — Asset Allocation Funds

     President’s Message — continued

[1]	The Since Inception returns shown are for the period December 20, 2005 (commencement of operations for the Conservative Fund) through December 31, 2011, which is the period the Conservative Fund has operated as a mutual fund.

[2]	The returns shown include performance for the period September 1, 2003 (commencement of operations for the Conservative Allocation CTF) through December 31, 2011. The Conservative Fund’s performance includes the restated performance of the Conservative Allocation CTF (i.e., restated to reflect class-specific expenses and including contractual investment adviser reimbursements to maintain expense limitations). The Conservative Allocation CTF was not registered as a mutual fund under the Investment Company Act of 1940, as amended (the “1940 Act”) and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Conservative Allocation CTF had been registered under the 1940 Act, its performance may have been different.

[3]	Performance reflects the deduction of the 3.50% maximum front-end sales charge.

[4]	The expense ratios shown are from the most recent prospectus dated November 1, 2011. Net expenses are reduced by contractual and voluntary fee waiver agreements and gross expenses do not reflect the fee waivers. Expense ratios shown also include acquired fund fees and expenses.
We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again in our next shareholder report. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.
Sincerely,

John J. Kelley
President
January 31, 2012
You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970 or visiting the Funds’ web site at www.wilmingtonfunds.com. The prospectus should be read carefully before investing.
Mr. Kelley’s comments reflect the investment adviser’s views generally regarding the market and the economy and are compiled from the investment adviser’s research. These comments reflect opinions as of the date written and are subject to change at any time.
Distributed by Professional Funds Distributor, LLC.
See financial highlights.

8

Wilmington Funds — Asset Allocation Funds

     Expense Disclosure
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, redemption fees, if any, and exchange fees, if any, and (2) ongoing costs, including management fees, distribution (12b-1) fees, if any, and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2011 to December 31, 2011).
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.
The Expense Tables illustrate your Fund’s costs in two ways.
•	Actual expenses. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ‘‘Expenses Paid During Period’’ to estimate the expenses you paid on your account during the period.

•	Hypothetical example for comparison purposes. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

9

Wilmington Funds — Asset Allocation Funds

     Expense Disclosure — continued
For the Period July 1, 2011 to December 31, 2011
Expense Tables

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	7/1/11	12/31/11	Ratio	Period*
Aggressive Asset Allocation Fund — Institutional Shares [1]
Actual Fund Return	$1,000.00	$901.60	0.44%	$2.10
Hypothetical 5% Return Before Expenses	1,000.00	1,022.90	0.44	2.24

Aggressive Asset Allocation Fund — A Shares [1]
Actual Fund Return	$1,000.00	$900.80	0.70%	$3.34
Hypothetical 5% Return Before Expenses	1,000.00	1,021.58	0.70	3.56

Conservative Asset Allocation Fund — Institutional Shares [1]
Actual Fund Return	$1,000.00	$972.50	0.36%	$1.78
Hypothetical 5% Return Before Expenses	1,000.00	1,023.31	0.36	1.83

Conservative Asset Allocation Fund — A Shares [1]
Actual Fund Return	$1,000.00	$972.20	0.61%	$3.02
Hypothetical 5% Return Before Expenses	1,000.00	1,022.03	0.61	3.11

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 366 (to reflect the one-half year period).

[1]	The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

10

Wilmington Funds — Asset Allocation Funds

     Disclosure of Portfolio Holdings (Unaudited)
PORTFOLIO HOLDINGS
December 31, 2011
The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

Aggressive Asset Allocation Fund

Affiliated Investment Companies
U.S. Equity Funds	56.2%
International Equity Fund	31.8%
Real Asset Fund	5.0%
Fixed Income Fund	1.8%
Non-Affiliated Investment Companies
Fixed Income Funds	5.2%

100.0%

Conservative Asset Allocation Fund

Affiliated Investment Companies
Fixed Income Fund	48.4%
U.S. Equity Funds	20.6%
International Equity Fund	10.5%
Real Asset Fund	5.2%
Non-Affiliated Investment Companies
Fixed Income Funds	10.2%
U.S. Equity Fund	5.1%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS
The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC’s website at http://www.sec.gov, or it may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

11

Wilmington Funds — Asset Allocation Funds

Aggressive Asset Allocation Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

		Value
	Shares	(Note 2)
Affiliated Investment Companies‡ — 94.9%
Wilmington Large-Cap Strategy Fund	1,942,189	$22,199,225
Wilmington Multi-Manager International Fund	2,157,193	13,288,311
Wilmington Multi-Manager Real Asset Fund	154,862	2,084,443
Wilmington Prime Money Market Fund	738,741	738,741
Wilmington Small-Cap Strategy Fund	135,578	1,294,768

Total Affiliated Investment Companies (Cost $34,009,949)		39,605,488

Non-Affiliated Investment Companies — 5.2%
Vanguard High-Yield Corporate Fund — Admiral Shares (Cost $1,675,625)	379,223	$2,157,776

Total Non-Affiliated Investment Companies (Cost $1,675,625)		2,157,776

TOTAL INVESTMENTS — 100.1% (Cost $35,685,574)†		$41,763,264
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(48,507)

NET ASSETS — 100.0%		$41,714,757

‡	The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

†	The cost for Federal income tax purposes is $42,592,441. At December 31, 2011 net unrealized depreciation was $829,177. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $0 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $829,177.
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs
Investments in Securities:
Affiliated Investment Companies	$39,605,488	$39,605,488	$—	$—
Non-Affiliated Investment Companies	2,157,776	2,157,776	—	—

Total	$41,763,264	$41,763,264	$—	$—

The accompanying notes are an integral part of the financial statements.

12

Wilmington Funds — Asset Allocation Funds

Conservative Asset Allocation Fund
     Investments / December 31, 2011 (Unaudited)
     (Showing Percentage of Net Assets)

		Fair Value
	Shares	(Note 2)
Affiliated Investment Companies‡ — 84.8%
Wilmington Large-Cap Strategy Fund	915,560	$10,464,851
Wilmington Multi-Manager International Fund	917,606	5,652,453
Wilmington Multi-Manager Real Asset Fund	206,384	2,777,929
Wilmington Prime Money Market Fund	1,651,300	1,651,300
Wilmington Short/ Intermediate-Term Bond Fund	2,305,746	24,463,964
Wilmington Small-Cap Strategy Fund	67,230	642,046

Total Affiliated Investment Companies (Cost $42,395,778)		45,652,543

Non-Affiliated Investment Companies — 15.3%
PIMCO High Yield Fund — Institutional Class	305,906	$2,747,037
Vanguard Dividend Appreciation Index Fund	50,500	2,759,320
Vanguard High-Yield Corporate Fund — Admiral Shares	480,316	2,732,996

Total Non-Affiliated Investment Companies (Cost $7,584,887)		8,239,353

TOTAL INVESTMENTS — 100.1% (Cost $49,980,665)†		$53,891,896
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(53,466)

NET ASSETS — 100.0%		$53,838,430

‡	The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

†	The cost for Federal income tax purposes is $50,990,464. At December 31, 2011, net unrealized appreciation was $2,901,432. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,109,629 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $208,197.
The following table provides a summary of inputs used to value the Fund’s net assets as of December 31, 2011 (see Note 2 in the Notes to Financial Statements):

			Level 2	Level 3
	Total	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	December 31, 2011	Price	Inputs	Inputs
Investments in Securities:
Affiliated Investment Companies	$45,652,543	$45,652,543	$—	$—
Non-Affiliated Investment Companies	8,239,353	8,269,353	—	—

Total	$53,891,896	$53,891,896	$—	$—

The accompanying notes are an integral part of the financial statements.

13

Wilmington Funds — Asset Allocation Funds

     Financial Statements
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2011 (Unaudited)

	Aggressive Asset	Conservative Asset
	Allocation Fund	Allocation Fund
Assets:
Investment in affiliated investment companies, at market value*	$39,605,488	$45,652,542
Investment in non-affiliated investment companies, at market value**	2,157,776	8,239,353
Receivable for fund shares sold	191	11,234
Receivable for investments sold	1,000,000	—
Receivable from Adviser	23	—
Dividends receivable	12,300	26,200
Other assets	18,125	11,872

Total assets	42,793,903	53,941,201

Liabilities:
Payable for fund shares redeemed	1,024,527	56,177
Other accrued expenses	54,619	46,594

Total liabilities	1,079,146	102,771

Net Assets	$41,714,757	$53,838,430

Net Assets consist of:
Paid-in capital	$53,864,664	$55,716,148
Undistributed net investment income	125,492	101,286
Accumulated net realized loss on investments	(18,353,089)	(5,890,234)
Net unrealized appreciation of investments	6,077,690	3,911,230

Net Assets	$41,714,757	$53,838,430

Net assets by share class:
Institutional Shares	$38,806,369	$46,773,127
A Shares	2,908,388	7,065,303

	$41,714,757	$53,838,430

Shares of beneficial interest outstanding:
($0.01 par value, unlimited shares authorized):
Institutional Shares	4,624,277	4,602,007
A Shares	347,444	696,374
Net asset value per share:
Institutional Shares (Net asset value (NAV), offering and redemption price)	$8.39	$10.16

A Shares (Net asset value (NAV) and redemption price)	$8.37	$10.15

A Shares (Offering price — NAV ÷ 0.965)	$8.67	$10.52

*Investment in affiliated investment companies, at cost	$34,009,949	$42,395,778
**Investment in non-affiliated investment companies, at cost	$1,675,625	$7,584,887
The accompanying notes are an integral part of the financial statements.

14

Wilmington Funds — Asset Allocation Funds
Financial Statements — continued
STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2011 (Unaudited)

	Aggressive Asset	Conservative Asset
	Allocation Fund	Allocation Fund
Investment Income:
Dividends from affiliated investment companies	$337,910	$211,745
Dividends from non-affiliated investment companies	85,704	580,914

Total investment income	423,614	792,659

Expenses:
Administration fees	3,894	4,739
Sub-administration and accounting fees	8,426	9,732
Custody fees	5,979	6,170
Transfer agent fees	17,839	13,418
Distribution fees — A Shares	3,795	9,322
Professional fees	21,302	21,465
Reports to shareholders	9,123	9,031
Registration fees	14,106	14,123
Trustees’ fees	12,502	12,502
Compliance services	6,208	5,980
Other	6,496	6,495

Total expenses	109,670	112,977

Net investment income	313,944	679,682

Net realized and unrealized gain (loss) on:
Net realized gain (loss) from affiliated investment companies	1,219	(100,665)
Net realized gain (loss) from non-affiliated investment companies	92,045	(13,682)
Realized gain distributions received from investment companies	—	540,864
Net change in unrealized appreciation (depreciation) of investment companies	(6,095,308)	(2,937,602)

Net loss on investments	(6,002,044)	(2,511,085)

Net decrease in net assets resulting from operations	$(5,688,100)	$(1,831,403)

The accompanying notes are an integral part of the financial statements.

15

Wilmington Funds — Asset Allocation Funds
Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Aggressive Asset Allocation Fund
	For the
	Six Month Period	For the
	Ended	Year
	December 31,	Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$313,944	$1,009,987
Net realized gain from investment companies	93,264	737,245
Net change in unrealized appreciation (depreciation) of investment companies	(6,095,308)	10,603,386

Net increase (decrease) in net assets resulting from operations	(5,688,100)	12,350,618

Distributions to shareholders from:
Net investment income:
Institutional Shares	(201,939)	(948,415)
A Shares	(11,415)	(61,960)

Total distributions	(213,354)	(1,010,375)

Fund share transactions (See Note 5):
Proceeds from shares sold:
Institutional Shares	3,375,112	7,918,850
A Shares	23,028	145,629
Cost of shares issued on reinvestment of distributions:
Institutional Shares	58,196	286,957
A Shares	11,123	59,889
Cost of shares redeemed:
Institutional Shares	(10,967,918)	(12,864,588)
A Shares	(272,252)	(1,343,528)

Net decrease in net assets from Fund share transactions	(7,772,711)	(5,796,791)

Total increase (decrease) in net assets	(13,674,165)	5,543,452
Net Assets:
Beginning of Period	55,388,922	49,845,470

End of Period	$41,714,757	$55,388,922

Undistributed net investment income	$125,492	$39,395

The accompanying notes are an integral part of the financial statements.

16

Wilmington Funds — Asset Allocation Funds
Financial Statements — continued
STATEMENTS OF CHANGES IN NET ASSETS

	Conservative Asset Allocation Fund
	For the
	Six Month Period	For the
	Ended	Year
	December 31,	Ended
	2011	June 30,
	(Unaudited)	2011
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$679,682	$1,807,659
Net realized gain from investment companies	426,517	1,414,599
Net change in unrealized appreciation (depreciation) of investment companies	(2,937,602)	4,673,730

Net increase (decrease) in net assets resulting from operations	(1,831,403)	7,895,988

Distributions to shareholders from:
Net investment income:
Institutional Shares	(784,471)	(1,563,166)
A Shares	(107,832)	(235,297)

Total distributions	(892,303)	(1,798,463)

Fund share transactions (See Note 5):
Proceeds from shares sold:
Institutional Shares	1,862,069	7,194,268
A Shares	22,031	323,968
Cost of shares issued on reinvestment of distributions:
Institutional Shares	721,690	1,402,127
A Shares	103,157	221,830
Cost of shares redeemed:
Institutional Shares	(8,657,335)	(11,688,226)
A Shares	(718,280)	(3,342,991)

Net decrease in net assets from Fund share transactions	(6,666,668)	(5,889,024)

Total increase (decrease) in net assets	(9,390,374)	208,501
Net Assets:
Beginning of Period	63,228,804	63,020,303

End of Period	$53,838,430	$63,228,804

Undistributed net investment income	$101,286	$138,280

The accompanying notes are an integral part of the financial statements.

17

Wilmington Funds — Asset Allocation Funds
Financial Highlights
     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Aggressive Asset Allocation Fund — Institutional Shares
Net Asset Value — Beginning of Period	$9.35		$7.51	$6.82	$10.93	$12.20	$10.55

Investment Operations:
Net investment income[1]	0.06		0.17	0.11	0.15	0.20	0.10
Net realized and unrealized gain (loss) on investments	(0.98)		1.84	0.70	(3.54)	(0.78)	1.81

Total from investment operations	(0.92)		2.01	0.81	(3.39)	(0.58)	1.91

Distributions:[2]
From net investment income	(0.04)		(0.17)	(0.12)	(0.14)	(0.20)	(0.10)
From net realized gains	—		—	—	(0.58)	(0.49)	(0.16)

Total distributions	(0.04)		(0.17)	(0.12)	(0.72)	(0.69)	(0.26)

Net Asset Value — End of Period	$8.39		$9.35	$7.51	$6.82	$10.93	$12.20

Total Return	(9.84)	%**	26.91%	11.80%	(30.63)%	(5.14)%	18.25%
Ratios (to average net assets)/ Supplemental Data:
Operating expenses:
Including expense limitations	0.44	%*	0.42%	0.33%	0.40%	0.35%	0.50%
Excluding expense limitations	0.44	%*	0.42%	0.33%	0.41%	0.36%	0.52%
Net investment income	1.33	%*	1.89%	1.41%	1.97%	1.67%	0.90%
Portfolio turnover rate	6	%**	34%	53%	59%	23%	14%
Net assets at end of period (000 omitted)	$38,806		$51,887	$46,058	$51,823	$56,985	$53,249

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
The accompanying notes are an integral part of the financial statements.

18

Wilmington Funds — Asset Allocation Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Aggressive Asset Allocation Fund — A Shares
Net Asset Value — Beginning of Period	$9.33		$7.49	$6.81	$10.92	$12.19	$10.54

Investment Operations:
Net investment income[1]	0.05		0.14	0.10	0.12	0.17	0.08
Net realized and unrealized gain (loss) on investments	(0.98)		1.85	0.68	(3.53)	(0.78)	1.80

Total from investment operations	(0.93)		1.99	0.78	(3.41)	(0.61)	1.88

Distributions:[2]
From net investment income	(0.03)		(0.15)	(0.10)	(0.12)	(0.17)	(0.07)
From net realized gains	—		—	—	(0.58)	(0.49)	(0.16)

Total distributions	(0.03)		(0.15)	(0.10)	(0.70)	(0.66)	(0.23)

Net Asset Value — End of Period	$8.37		$9.33	$7.49	$6.81	$10.92	$12.19

Total Return[3]	(9.92)	%**	26.66%	11.41%	(30.79)%	(5.37)%	18.01%
Ratios (to average net assets)/
Supplemental Data:
Operating expenses:
Including expense limitations	0.70	%*	0.67%	0.58%	0.65%	0.60%	0.75%
Excluding expense limitations	0.70	%*	0.67%	0.58%	0.66%	0.61%	0.76%
Net investment income	1.09	%*	1.64%	1.23%	1.63%	1.41%	0.69%
Portfolio turnover rate	6	%**	34%	53%	59%	23%	14%
Net assets at end of period (000 omitted)	$2,908		$3,502	$3,788	$3,165	$4,737	$5,070

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

[3]	Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
The accompanying notes are an integral part of the financial statements.

19

Wilmington Funds — Asset Allocation Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Conservative Asset Allocation Fund — Institutional Shares
Net Asset Value — Beginning of Period	$10.62		$9.67	$9.04	$10.55	$10.81	$10.17

Investment Operations:
Net investment income[1]	0.12		0.29	0.29	0.31	0.31	0.31
Net realized and unrealized gain (loss) on investments	(0.42)		0.95	0.62	(1.41)	(0.14)	0.65

Total from investment operations	(0.30)		1.24	0.91	(1.10)	0.17	0.96

Distributions:[2]
From net investment income	(0.16)		(0.29)	(0.28)	(0.27)	(0.30)	(0.27)
From net realized gains	—		—	—	(0.14)	(0.13)	(0.05)

Total distributions	(0.16)		(0.29)	(0.28)	(0.41)	(0.43)	(0.32)

Net Asset Value — End of Period	$10.16		$10.62	$9.67	$9.04	$10.55	$10.81

Total Return	(2.75	)%**	12.96%	10.12%	(10.30)%	1.58%	9.62%
Ratios (to average net assets)/ Supplemental Data:
Operating expenses:
Including expense limitations	0.36	%*	0.35%	0.39%	0.50%	0.50%	0.50%
Excluding expense limitations	0.36	%*	0.35%	0.39%	1.30%	1.43%	3.08%
Net investment income	2.38	%*	2.81%	2.91%	3.42%	2.83%	2.86%
Portfolio turnover rate	6	%**	26%	92%	31%	25%	47%
Net assets at end of period (000 omitted)	$46,773		$55,226	$53,131	$13,021	$8,058	$7,894

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.
The accompanying notes are an integral part of the financial statements.

20

Wilmington Funds — Asset Allocation Funds
Financial Highlights — continued

	For the
	Six-Month
	Period Ended
	December 31,
	2011		For the Years Ended June 30,
	(Unaudited)		2011	2010	2009	2008	2007
Conservative Asset Allocation Fund — A Shares
Net Asset Value — Beginning of Period	$10.60		$9.66	$9.02	$10.54	$10.80	$10.17

Investment Operations:
Net investment income[1]	0.11		0.26	0.26	0.28	0.28	0.27
Net realized and unrealized gain (loss) on investments	(0.41)		0.95	0.64	(1.41)	(0.13)	0.66

Total from investment operations	(0.30)		1.21	0.90	(1.13)	0.15	0.93

Distributions:[2]
From net investment income	(0.15)		(0.27)	(0.26)	(0.25)	(0.28)	(0.25)
From net realized gains	—		—	—	(0.14)	(0.13)	(0.05)

Total distributions	(0.15)		(0.27)	(0.26)	(0.39)	(0.41)	(0.30)

Net Asset Value — End of Period	$10.15		$10.60	$9.66	$9.02	$10.54	$10.80

Total Return[3]	(2.78)	%**	12.58%	9.98%	(10.57)%	1.35%	9.30%
Ratios (to average net assets)/ Supplemental Data:
Operating expenses:
Including expense limitations	0.61	%*	0.60%	0.64%	0.75%	0.75%	0.75%
Excluding expense limitations	0.61	%*	0.60%	0.64%	1.56%	1.68%	3.73%
Net investment income	2.13	%*	2.54%	2.65%	3.02%	2.61%	2.57%
Portfolio turnover rate	6	%**	26%	92%	31%	25%	47%
Net assets at end of period (000 omitted)	$7,065		$8,003	$9,890	$3,402	$4,777	$3,273

*	Annualized.

**	Not annualized.

[1]	The net investment income per share was calculated using the average shares outstanding method.

[2]	For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

[3]	Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
The accompanying notes are an integral part of the financial statements.

21

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements
1.	Description of the Funds. WT Mutual Fund (the ‘‘Trust’’) is registered under the Investment Company Act of 1940, as amended, (the ‘‘1940 Act’’) as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the ‘‘Trustees’’) to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2011, the Trust offered 12 series, two of which are included in these financial statements. The two series (each, a “Fund” and collectively, the “Funds”) included are: Wilmington Aggressive Asset Allocation Fund (‘‘Aggressive Asset Allocation Fund’’) and Wilmington Conservative Asset Allocation Fund (‘‘Conservative Asset Allocation Fund’’) (collectively, the ‘‘Asset Allocation Funds’’). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the “Affiliated Underlying Funds”). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the “Non-Affiliated Underlying Funds”). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds’ financial statements are included in separate reports.
Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.
2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:
Security Valuation. Investments in the Underlying Funds are valued at each fund’s net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. (‘‘NASDAQ’’) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds’ policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.
The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

22

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued
A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2011, the Funds did not hold any Level 3 investments and had no significant transfers between investments in Level 1 and Level 2.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a ‘‘regulated investment company’’ under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

In addition to the expenses reflected on the Statements of Operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains, and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Distributions. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

23

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued
3.	Advisory Fees and Other Transactions with Affiliates. Rodney Square Management Corporation (‘‘RSMC’’), an indirect wholly owned subsidiary of M&T Bank Corporation, a New York Corporation (“M&T”), serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC (‘‘WTIM’’), also an indirect wholly owned subsidiary of M&T and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

	Expense Limitation*	Expiration Date
Aggressive Asset Allocation Fund	0.50%	October 31, 2016
Conservative Asset Allocation Fund	0.50%	October 31, 2016

*	This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.
The Funds’ Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. As of December 31, 2011, there were no liabilities due to RSMC for these services in any of the Funds.
RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the fiscal six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to RSMC for these services as of December 31, 2011 were $576 and $726 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.
BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.
Compensation of Trustees and Officers. Except for the Funds’ Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the “Plan”), a disinterested Trustee may elect to defer receipt of all, or a portion, of

24

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued
their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.
Distribution Fees. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund’s average daily net assets of the A Shares.
Wilmington Trust Company (‘‘WTC’’), an affiliate of RSMC, serves as custodian, and The Bank of New York Mellon serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays The Bank of New York Mellon for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2011 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to WTC for these services as of December 31, 2011 were $6,096 and $6,332 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.
4.	Investment Securities Transactions. During the six-month period ended December 31, 2011, purchases and sales of investment securities (excluding short-term investments) were as follows:

	Aggressive Asset	Conservative Asset
	Allocation Fund	Allocation Fund
Purchases	$3,090,000	$3,350,260
Sales	11,610,800	12,040,517
A summary of the Fund of Fund’s total long-term and short-term purchases and sales of the shares of the underlying affiliated funds during the six-month period ended December 31, 2011 is as follows:

					Distributions
	Value,				of	Value,
	beginning of		Sales	Dividend	Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period
Aggressive Asset Allocation Fund
Wilmington Large-Cap Strategy Fund	$27,798,399	$2,200,000	$6,444,800	$251,855	$—	$22,199,225
Wilmington Multi Manager Real Asset Fund	2,806,396	60,000	675,800	2,352	—	2,084,443
Wilmington Multi-Manager International Fund	17,436,779	610,000	1,380,000	56,512	—	13,288,311
Wilmington Small-Cap Strategy Fund	4,526,501	150,000	2,610,200	27,191	—	1,294,768
Wilmington Prime Money Market Fund	25,749	7,009,921	6,296,929	—	—	738,741

	$52,593,824	$10,029,921	$17,407,729	$337,910	$—	$39,605,488

25

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued

					Distributions
	Value,				of	Value,
	beginning of		Sales	Dividend	Realized	end of
Affiliate	period	Purchases	Proceeds	Income	Gains	period
Conservative Asset Allocation Fund
Wilmington Large-Cap
Strategy Fund	$12,346,462	$1,650,000	$3,020,000	$113,707	$—	$10,464,851
Wilmington Multi Manager
Real Asset Fund	3,139,034	—	240,000	2,998	—	2,777,929
Wilmington Multi-Manager
International Fund	7,765,405	519,800	1,165,000	25,637	—	5,652,453
Wilmington Small-Cap
Strategy Fund	2,025,580	30,000	1,095,000	12,356	—	642,046
Wilmington Prime Money
Market Fund	—	7,806,532	6,155,233	26	—	1,651,300
Wilmington Short/
Intermediate-Term
Bond Fund	28,108,150	881,286	5,200,000	57,022	534,685	24,463,964

	$53,384,631	$10,887,618	$16,875,233	$211,746	$534,685	$45,652,543

5.	Capital Share Transactions. Transactions in shares of capital stock for the six-month period ended December 31, 2011 and the year ended June 30, 2011, respectively, for the Institutional Shares and A Shares were as follows:

	For the Six-Month
	Period Ended		For the Year Ended
	December 31, 2011		June 30, 2011
	Institutional	A Shares	Institutional	A Shares
Aggressive Asset Allocation Fund
Sold	401,998	2,718	878,842	16,577
Issued in fund merger (Note 8)	—	—	—	—
Issued on reinvestment of distributions	7,385	1,415	32,395	6,796
Redeemed	(1,335,231)	(32,030)	(1,495,856)	(153,541)

Net Increase (Decrease)	(925,848)	(27,897)	(584,619)	(130,168)

Conservative Asset Allocation Fund
Sold	181,516	2,166	695,050	31,671
Issued in fund merger (Note 8)	—	—	—	—
Issued on reinvestment of distributions	72,451	10,378	135,584	21,512
Redeemed	(852,300)	(71,087)	(1,122,201)	(322,385)

Net Increase (Decrease)	(598,333)	(58,543)	(291,567)	(269,202)

26

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued
6.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.
The tax character of distributions paid for the six-month period ended December 31, 2011 and the year ended June 30, 2011, respectively, were as follows:

	Aggressive Asset	Conservative Asset
	Allocation Fund	Allocation Fund
Six-month period ended December 31, 2011
Ordinary income	$213,354	$892,303
Long-term capital gains	—	—

Total distributions	$213,354	$892,303

Year ended June 30, 2011
Ordinary income	$1,010,375	$1,798,463
Long-term capital gains	—	—

Total distributions	$1,010,375	$1,798,463

The components of accumulated earnings/(deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2011.

Post-October capital losses represent net losses realized from November 1, 2010 through December 31, 2011, that in accordance with federal income tax regulations, the above Funds will elect to defer and treat as having been recognized in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The below stated capital loss carryforwards will expire as follows:

	Aggressive Asset	Conservative Asset
	Allocation Fund	Allocation Fund
June 30, 2019	$7,629,135	$—
June 30, 2018	1,730,440	1,916,671
June 30, 2017	1,765,190	3,436,149

Total capital loss carryforwards	$11,124,765	$5,352,820

Under the recently enacted Regulated Investment Company Modernization Act of 2010, capital losses incurred by the Funds after December 31, 2011 will not be subject to expiration. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years.

27

Wilmington Funds — Asset Allocation Funds
Notes to Financial Statements — continued
7.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

8.	Recent Accounting Pronouncements. In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements and the valuation processes used by the reporting entity categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

9.	Subsequent Events. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent event requires recognition or disclosure in the financial statements.

Shareholders of each series of the WT Mutual Fund (the “Wilmington Funds”) have been mailed a notice of a special meeting of shareholders to be held February 21, 2012. The purpose of the meeting is to vote on a proposal to reorganize each of the Wilmington Funds into a corresponding fund and share class of the MTB Group of Funds (the “MTB Trust”). The Wilmington Funds’investment advisor, Rodney Square Management Corporation (“RSMC”), believes that combining the Wilmington Funds and the MTB Trust onto a single operating platform will create a larger fund family that will offer a broader range of investment options. The proposal has been carefully reviewed by the Board of Trustees for the Wilmington Funds, which after reviewing RSMC’s recommendation, has determined that the best course of action is to seek to reorganize the Wilmington Funds into the MTB Trust.

The following is a listing of each Wilmington Fund (“Target Fund”) included in this shareholder report and the corresponding Series of the MTB Trust (“Acquiring Fund”) that is proposed to be acquiring the Wilmington Fund.

Target Funds	Acquiring Funds

Wilmington Aggressive Asset Allocation Fund	Wilmington Strategic Allocation Aggressive Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares
Wilmington Conservative Asset	Wilmington Strategic Allocation
Allocation Fund	Conservative Fund
A Shares	Class A Shares
Institutional Shares	Class I Shares

28

Wilmington Funds — Asset Allocation Funds
Trustees and Officers (Unaudited)
WT Mutual Fund (the “Trust”) is governed by a Board of Trustees (the “Trustees”). The primary responsibility of the Trustees is to represent the interest of the Trust’s shareholders and to provide oversight management of the Trust.
The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under “Interested Trustees” below is an “interested person” of the Trust’s investment adviser or the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”). Each person who is not an “interested person” of the Trust’s investment advisers or the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.
Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.
The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds’ website at www.wilmingtonfunds.com.
INTERESTED TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee

ROBERT J. CHRISTIAN[2]	Trustee	Retired since February 2006; Executive
Date of Birth: 2/49		Vice President of Wilmington Trust
	Shall serve until death,	Company from February 1996 to
12 Funds	resignation or removal. Trustee	February 2006; President of Rodney
	since October 1998, President	Square Management Corporation
	and Chairman of	(“RSMC”) from 1996 to 2005; Vice
	the Board from October 1998	President of RSMC 2005 to 2006.
to January 2006.
FundVantage Trust (33 portfolios);
Optimum Fund Trust (6 portfolios)
(registered investment companies).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

[2]	Mr. Christian is an “Interested Trustee” by reason of his previous employment with RSMC, the investment adviser to the Trust.

29

Wilmington Funds — Asset Allocation Funds
Trustees and Officers (Unaudited) — continued
INDEPENDENT TRUSTEES

Name and	Position(s) Held
Date of Birth,	with Trust,	Principal Occupation(s)
Number of Funds in	Term of Office and	During Past Five Years,
Fund Complex	Length of Time	Other Directorships
Overseen by Trustee[1]	Served	Held by Trustee

ROBERT ARNOLD	Trustee	Founder and Managing Director, R.H.
Date of Birth: 3/44		Arnold & Co., Inc. (financial consulting)
	Shall serve until death,	since 1989.
12 Funds	resignation or removal. Trustee
	since May 1997.	First Potomac Realty Trust (real estate
investment trust).

DR. ERIC BRUCKER	Trustee	Professor of Economics, Widener
Date of Birth: 12/41		University since 2002; formerly Dean,
	Shall serve until death,	School of Business Administration of
12 Funds	resignation or removal. Trustee	Widener University from 2001 to 2004.
since October 1999.
None

NICHOLAS GIORDANO	Trustee and Chairman of	Consultant, financial services
Date of Birth: 3/43	the Board	organizations from 1997 to present;
Interim President, LaSalle University
12 Funds	Shall serve until death,	from 1998 to 1999; President and Chief
	resignation or removal. Trustee	Executive Officer, Philadelphia Stock
	since October 1998.	Exchange from 1981 to 1997.

Kalmar Pooled Investment Trust;
The RBB Fund, Inc. (19 portfolios)
(registered investment companies);
Independence Blue Cross; IntriCon
Corporation (body-worn device
manufacturer).

[1]	The “Fund Complex” currently consists of the Trust (12 funds), CRM Mutual Fund Trust (7 funds), MTB Group of Funds (23 funds) and Roxbury Funds (2 funds).

30

Wilmington Funds — Asset Allocation Funds
Trustees and Officers (Unaudited) — continued
EXECUTIVE OFFICERS

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held

JOHN J. KELLEY	President & Chief Executive	President of Rodney Square Management
1100 North Market Street	Officer	Corporation (“RSMC”) since 2008; Vice
Wilmington, DE 19890		President of Wilmington Trust Investment
Date of Birth: 9/59	Shall serve at the pleasure of	Management, LLC (“WTIM”) since
	the Board and until successor	2005; Member of the Board of Managers
	is elected and qualified.	of WTIM; Vice President of PNC Global
	Officer since September 2005.	Investment Servicing (U.S.), Inc. from
January 2005 to July 2005; Vice President
of Administration, 1838 Investment
Advisors, LP from 1999 to 2005; Chief
Compliance Officer, 1838 Investment
Advisors, LP from 2004 to 2005.

N/A

CLAYTON M. ALBRIGHT	Vice President	Managing Director Fixed Income
1100 North Market Street		Management, Wilmington Trust since
Wilmington, DE 19890	Shall serve at the pleasure of	2007; Director Fixed Income Research
Date of Birth: 9/53	the Board and until successor	and Portfolio Manager, Wilmington Trust
	is elected and qualified.	from 1996 to 2007; Vice President,
	Officer since October 1998.	RSMC since 2001; Vice President of
WTIM since 2006; Vice President,
Wilmington Trust Company since 1997.

N/A

JOSEPH M. FAHEY, JR.	Vice President	Investment Adviser, WTIM since 2003;
1100 North Market Street		Vice President, RSMC since 1992.
Wilmington, DE 19890	Shall serve at the pleasure of
Date of Birth: 1/57	the Board and until successor	N/A
is elected and qualified.
Officer since November 1999.

JOHN C. MCDONNELL	Vice President, Chief	Director of Mutual Fund Administration,
1100 North Market Street	Financial Officer & Treasurer	WTIM, since October 2005; Audit and
Wilmington, DE 19890		Assurance — Senior, Deloitte (public
Date of Birth: 4/66	Shall serve at the pleasure of	accounting) from September 2004 to
	the Board and until successor	October 2005; Mutual Fund
	is elected and qualified.	Administration, 1838 Investment
	Officer since November 2005.	Advisors, LP from March 1999 to
September 2004.

N/A

31

Wilmington Funds — Asset Allocation Funds
Trustees and Officers (Unaudited) — continued
EXECUTIVE OFFICERS (continued)

Position(s) Held
	with Trust,	Principal Occupation(s)
	Term of Office and	During Past Five Years,
Name, Address and	Length of Time	Other Directorships
Date of Birth	Served	Held

ANNA M. BENCROWSKY	Vice President, Chief	Chief Compliance Officer, WTIM since
1100 North Market Street	Compliance Officer & Anti-	2007; Vice President, WTIM since 2004;
Wilmington, DE 19890	Money Laundering Officer	Vice President and Chief Compliance
Date of Birth: 5/51		Officer, RSMC since 2004; Vice
	Shall serve at the pleasure of	President and Chief Compliance Officer,
	the Board and until successor	1838 Investment Advisors, LP from
	is elected and qualified;	1999 to 2004.
Officer since September 2004.
N/A

EDWARD W. DIFFIN, JR.	Vice President & Secretary	Director of Mutual Fund Regulatory
1100 North Market Street		Administration of WTIM since November
Wilmington, DE 19890	Shall serve at the pleasure of	2006; Coleman Counsel Per Diem from
Date of Birth: 1/52	the Board and until successor	November 2005 to November 2006; Vice
	is elected and qualified;	President and Senior Counsel of Merrill
	Officer since February 2007.	Lynch & Co., Inc. from 1994 to 2005.

N/A

32

Wilmington Funds — Asset Allocation Funds
Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2011 is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC’s website listed above.

WT Mutual Fund
Privacy Policy
Protecting your privacy is important to WT Mutual Fund and our affiliates. As a result, we have always made maintaining your privacy a priority of ours. Due to recent regulatory changes, we are taking this opportunity to provide you with information on our policies regarding the collection, use, retention and security of nonpublic personal information.
Information We Collect
We collect nonpublic personal information about you from applications or other account forms you complete, from your transactions with us, our affiliates or others and through transactions and conversations over the telephone.
Information We Disclose
We do not disclose information about you, or our former customers, to our affiliates or to service providers or other third parties except on the limited basis permitted by law. For example, we may disclose nonpublic information about you to third parties to assist us in servicing your account with us and to send transaction confirmations, annual reports, prospectuses and tax forms to you. We may also disclose nonpublic information about you to government entities in response to subpoenas.
Our Security Procedures
To ensure the highest level of confidentiality and security, we maintain physical, electronic and procedural safeguards that comply with federal and state law standards to guard your personal information. We also restrict access to your personal and account information to those employees of our affiliates who need to know that information to provide services to you. In addition, reasonable measures are taken to ensure for the proper disposal of any personal and account information in accordance with federal and state regulations.

33

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TRUSTEES	OFFICERS

Nicholas A. Giordano	John J. Kelley
Chairman of the Board	President & Chief Executive Officer

John C. McDonnell
Robert H. Arnold	Vice President, Chief Financial Officer &
Treasurer

Dr. Eric Brucker
Edward W. Diffin Jr.
Vice President & Secretary
Robert J. Christian
Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	WT Mutual Fund

By (Signature and Title)*	/s/ John J. Kelley John J. Kelley, President & Chief Executive Officer
(principal executive officer)

Date March 8, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John J. Kelley John J. Kelley, President & Chief Executive Officer
(principal executive officer)

Date March 8, 2012

By (Signature and Title)*	/s/ John C. McDonnell John C. McDonnell, Vice President & Chief Financial Officer
(principal financial officer)

Date March 8, 2012

*	Print the name and title of each signing officer under his or her signature.